Registration Nos. 033-00070/811-4400

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

 Post-Effective Amendment No. 51      /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 51        /X/

T. ROWE PRICE EQUITY INCOME FUND

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Approximate Date of Proposed Public Offering October 30, 2017

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X/ On October 30, 2017 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

In connection with a reorganization changing the domicile of all existing series, pursuant to Rule 414 under the Securities Act of 1933, as amended, T. Rowe Price Equity Income Fund, Inc., a Maryland Corporation (the “Registrant”), as successor issuer of T. Rowe Price Equity Income Fund, a Massachusetts business trust (the “Predecessor Registrant”), is filing this Post-Effective Amendment No. 51 to the Registration Statement of the Predecessor Registrant (the “Amendment”) and expressly adopts the Registration Statement with respect to each series of the Predecessor Registrant as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

PROSPECTUS	T. Rowe Price
PRFDX REIPX PAFDX RRFDX	Equity Income Fund Investor Class I Class Advisor Class R Class

October 30, 2017

A fund seeking a high level of dividend income and long-term capital growth through investments in large-capitalization stocks of companies with a strong track record of paying dividends or that are undervalued.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

1	Summary
Equity Income Fund 1
2	More About the Fund

Organization and Management 7

More Information About the Fund’s Principal Investment Strategies and Its Principal Risks 10

Investment Policies and Practices 14

Financial Highlights 21

Disclosure of Fund Portfolio Information 25

3	Information About Accounts in T. Rowe Price Funds

Investing with T. Rowe Price 27

Available Share Classes 27

Distribution and Shareholder Servicing Fees 29

Account Service Fee 31

Policies for Opening an Account 32

Pricing of Shares and Transactions 34

Investing Directly with T. Rowe Price 36

Investing Through a Financial Intermediary 41

General Policies Relating to Transactions 43

Contacting T. Rowe Price 54

Information on Distributions and Taxes 56

Rights Reserved by the Funds 64

SUMMARY

Investment Objective

The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Fees and Expenses of the Fund

	Investor Class	I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20 [a]	—	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.53%	0.53%	0.53%	0.53%

Distribution and service (12b-1) fees	—	—	0.25	0.50 [b]

Other expenses	0.13	0.01	0.16	0.18

Total annual fund operating expenses	0.66	0.54	0.94	1.21

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to show maximum 12b-1 fee rate of 0.50%. Actual rate for the prior fiscal year was 0.49%.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$67	$211	$368	$822
I Class	55	173	302	677
Advisor Class	96	300	520	1,155
R Class	123	384	665	1,466

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19.4% of the average value of its portfolio.

T. Rowe Price	2

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued.

The fund typically employs a “value” approach in selecting investments. The fund’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the fund’s investment adviser generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500;

• low price/earnings ratio relative to the S&P 500;

• a sound balance sheet and other positive financial characteristics; or

• low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises.

The adviser generally seeks investments in large-capitalization companies and the fund’s yield, which reflects the level of dividends paid by the fund, is expected to normally exceed the yield of the S&P 500 Stock Index. In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

Summary	3

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Dividend-paying stock risks The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Market capitalization risks Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

Performance The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

T. Rowe Price	4

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Summary	5

Average Annual Total Returns
	Periods ended
	December 31, 2016

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						10/31/1985
Returns before taxes	19.28%	12.73%	5.67%	—%
Returns after taxes on distributions	17.20	11.26	4.66	—
Returns after taxes on distributions
and sale of fund shares	12.60	10.07	4.47	—
I Class						12/17/2015
Returns before taxes	19.40	—	—	19.43
Advisor Class						03/31/2000
Returns before taxes	18.94	12.42	5.41	—
R Class						09/30/2002
Returns before taxes	18.63	12.12	5.12	—

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
	11.96	14.66	6.95	11.67	a
Lipper Equity Income Funds Index
	14.34	12.44	5.66	14.93	a

a Return as of 12/17/15.

Updated performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
John D. Linehan	Chairman of Investment Advisory Committee	2015	1998

Purchase and Sale of Fund Shares

The Investor Class generally requires a $2,500 minimum initial investment ($1,000 minimum initial investment if opening an IRA, a custodial account for a minor, or a small business retirement plan account). Additional purchases generally require a $100 minimum. These investment minimums may be waived or modified for financial intermediaries and certain employer-sponsored retirement plans submitting orders on behalf of their customers. Advisor Class and R Class shares may generally only be purchased through a financial intermediary or retirement plan.

The I Class generally requires a $1,000,000 minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum may be waived for intermediaries and retirement plans maintaining omnibus accounts,

T. Rowe Price	6

and certain institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

For investors holding shares of the fund directly with T. Rowe Price, you may purchase, redeem, or exchange fund shares by mail; by telephone (1-800-225-5132 for IRAs and nonretirement accounts; 1-800-492-7670 for small business retirement plans; and 1-800-638-8790 for institutional investors and financial intermediaries); or, for certain accounts, by accessing your account online through troweprice.com.

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the fund through your intermediary or retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

Tax Information

Any dividends are declared and paid quarterly in March, June, September, and December. Any capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. However, the fund and its investment adviser do not pay broker-dealers and other financial intermediaries for sales or related services of the I Class shares.

More About the Fund	2

ORGANIZATION AND MANAGEMENT

How is the fund organized?

The fund was organized in 1985 as a Massachusetts business trust, and was reorganized and redomiciled as a Maryland corporation on October 30, 2017. The fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

Shareholders have benefitted from T. Rowe Price’s investment management experience since 1937.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in the fund. These shares are part of the fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of the fund’s directors, changes in fundamental policies, or approval of material changes to the fund’s investment management agreement. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Does the fund have annual shareholder meetings?

The mutual funds that are sponsored and managed by T. Rowe Price (the “T. Rowe Price Funds”) are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to the funds’ shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the funds will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

T. Rowe Price	8

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review the fund’s investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of June 30, 2017, the Firm had approximately $903 billion in assets under management and provided investment management services for more than 8 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: John D. Linehan, Chairman, Jason R. Adams, Vinit Agrawal, Mark S. Finn, Ryan S. Hedrick, Shinwoo Kim, Daniel Martino, Heather K. McPherson, Kyle Rasbach, Melanie A. Rizzo, and Matthew J. Snowling. The following information provides the year that the chairman (the “portfolio manager”) first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Linehan has been chairman of the committee since 2015. He joined the Firm in 1998 and his investment experience dates from 1989. During the past five years, he has served as a portfolio manager and the Head of U.S. Equity for T. Rowe Price (from February 2009–June 2014). The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the fund’s shares.

The Management Fee

The management fee consists of two components—an “individual fund fee,” which reflects the fund’s particular characteristics, and a “group fee.” The group fee, which is designed to reflect the benefits of the shared resources of the Firm, is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the funds-of-funds, TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private-label mutual funds). The group fee schedule (in the following table) is

More About the Fund	9

graduated, declining as the combined assets of the T. Rowe Price Funds rise, so shareholders benefit from the overall growth in mutual fund assets.

Group Fee Schedule

0.334%*	First $50 billion
0.305%	Next $30 billion
0.300%	Next $40 billion
0.295%	Next $40 billion
0.290%	Next $60 billion
0.285%	Next $80 billion
0.280%	Next $100 billion
0.275%	Next $100 billion
0.270%	Next $150 billion
0.265%	Thereafter

* Represents a blended group fee rate containing various breakpoints.

The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. On December 31, 2016, the annual group fee rate was 0.29%. The individual fund fee, also applied to the fund’s average daily net assets, is 0.25% on assets up to $15 billion and 0.2125% on assets above $15 billion.

With respect to the I Class, T. Rowe Price has agreed (through April 30, 2018) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings; taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price, by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the I Class Operating Expense cap in place at the time such amounts were waived; and (2) the current expense cap on I Class Operating Expenses.

Pursuant to any agreement under which T. Rowe Price has agreed to waive or pay for certain expenses in order to keep a class’ expenses below a certain amount, the class-specific expense limitation could result in waiving expenses that have not been allocated to only that particular class (referred to as “Fundwide Expenses”). T. Rowe Price has agreed to pay or reimburse Fundwide Expenses for all classes of the fund in the same proportional amount. Since Fundwide Expenses may be waived for all classes in certain situations in order to keep one class at or below its contractual limitation, a particular class of the fund may benefit from another class’ expense limitation regardless of whether that class has its own expense limitation. In such situations, Fundwide Expenses are subject to reimbursement to T. Rowe Price by the

T. Rowe Price	10

fund and each class whenever the class whose expense limitation resulted in the waiver of Fundwide Expenses is operating below its contractual expense limitation and such reimbursement will not cause the class’ expense ratio to exceed either the expense limitation in place at the time of the waiver or any expense limitation in place at the time of reimbursement. In addition, each class will only reimburse T. Rowe Price for its proportional share of Fundwide Expenses that were waived or paid.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any sub-advisory agreement, if applicable) appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND ITS PRINCIPAL RISKS

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are seeking a relatively conservative equity investment that provides substantial dividend income along with the potential for capital growth, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

Dividends are normally a more stable and predictable component of total return than capital appreciation. While the price of a company’s stock can go up or down in response to earnings or to fluctuations in the general market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may hold up better in falling markets.

T. Rowe Price believes that income can be a significant contributor to total return over time and expects the fund’s yield to be above that of the S&P 500 Stock Index. The fund will tend to take a “value” approach and invest in stocks and other securities that appear to be temporarily undervalued by various measures, such as price/earnings ratios.

Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or undervalued, value investors attempt to realize significant appreciation as other investors recognize the stock’s intrinsic value and the price rises accordingly.

More About the Fund	11

Some of the principal measures used to identify such stocks are:

Price/earnings ratio Dividing a stock’s price by its earnings per share generates a price/earnings or P/E ratio. A stock with a P/E ratio that is significantly below that of its peers, the market as a whole, or its own historical norm may represent an attractive opportunity.

Price/book value ratio Dividing a stock’s price by its book value per share indicates how a stock is priced relative to the accounting (i.e., book) value of the company’s assets. A ratio below the market, that of its competitors, or its own historical norm could indicate a stock that is undervalued.

Dividend yield A stock’s dividend yield is found by dividing its annual dividend by its share price. A yield significantly above a stock’s own historical norm or that of its peers may suggest an investment opportunity.

A stock selling at $10 with an annual dividend of $0.50 has a 5% yield.

Price/cash flow Dividing a stock’s price by the company’s cash flow per share, rather than by its earnings or book value, provides a more useful measure of value in some cases. A ratio below that of the market or a company’s peers suggests the market may be incorrectly valuing the company’s cash flow for reasons that could be temporary.

Undervalued assets This analysis compares a company’s stock price with its underlying asset values, its projected value in the private (as opposed to public) market, or its expected value if the company or parts of it were sold or liquidated.

Restructuring opportunities Many well-established companies experience business challenges that can lead to a temporary decline in their financial performance. These challenges can include a poorly integrated acquisition, difficulties in product manufacturing or distribution, a downturn in a major end market, or an increase in industry capacity that negatively affects pricing. The shares of such companies frequently trade at depressed valuations. These companies can become successful investments if their management is sufficiently skilled and motivated to properly restructure the organization, their financial flexibility is adequate, the underlying value of the business has not been impaired, or their business environment improves or remains healthy.

Numerous situations exist in which a company’s intrinsic value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company’s stock price could rise. In another example, a company’s management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.

T. Rowe Price	12

Sometimes new management can revitalize companies that have grown too large or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buy back outstanding shares of common stock, or raise the dividend.

The fund’s emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

As with all stock funds, the fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad, changes in investor psychology, or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund.

The principal risks associated with the fund’s principal investment strategies include the following:

Value investing risks Finding undervalued stocks requires considerable research to identify the particular company, analyze its financial condition and prospects, and assess the likelihood that the stock’s underlying value will be recognized by the market and reflected in its price. A value approach to investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Foreign investing risks Foreign stock holdings may lose value because of, among other things, declining foreign currencies, or adverse political or economic events overseas.

Small- and mid-cap company risks To the extent the fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in large companies. Small and medium-sized companies are generally riskier because they may have more limited product lines, less capital reserves, and less seasoned

More About the Fund	13

management, all of which could hinder their efforts to respond to economic, market, and industry changes. In addition, their securities may trade less frequently and with greater price swings.

One of the principal tools used to try to reduce the fund’s overall risk level is our intensive research when evaluating a company’s prospects and selecting investments for the fund’s portfolio.

Additional strategies and risks While most assets will be invested in common stocks, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in futures contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contracts’ underlying assets.

The use of futures or other derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. The SEC has proposed a rule that would change the regulation of derivatives and how they are used by registered investment companies, such as the T. Rowe Price Funds. If adopted as proposed, the rule could require significant changes to the funds’ use of derivatives. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

T. Rowe Price	14

INVESTMENT POLICIES AND PRACTICES

This section provides a more detailed description of the various types of portfolio holdings and investment practices that may be used by the fund to execute its overall investment program. Some of these holdings are considered to be principal investment strategies of the fund and have already been described earlier in the prospectus. Any of the following holdings and investment practices that were not already described in Section 1 of the prospectus are not considered part of the fund’s principal investment strategies, but they may be used by the fund to help achieve its objective. The fund’s investments may be subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change the fund’s investment objective. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in common stocks.

The fund’s holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding the fund’s investments in certain types of derivatives. While these restrictions provide a useful level of detail about the fund’s investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on the fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all of the fund’s investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, duration, credit quality, or other characteristics of the fund’s securities may change after they are purchased, and this may cause the amount of the fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the fund’s borrowing policy). However, certain changes will require holdings to be sold or purchased by the fund during the time it is above or below the stated percentage restriction in order for the fund to be in compliance with applicable restrictions.

More About the Fund	15

Changes in the fund’s holdings, the fund’s performance, and the contribution of various investments to the fund’s performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve the fund’s objective.

Types of Portfolio Securities

In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of the fund’s holdings and investment management practices, some of which are also described as part of the fund’s principal investment strategies.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

The fund’s investments are primarily in common stocks and, to a lesser degree, other types of securities as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

The fund may invest in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible

T. Rowe Price	16

securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Foreign Securities

The fund may invest in foreign securities. Foreign securities could include non-U.S. dollar-denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers, and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets. The fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Operating policy The fund’s investments in foreign securities are limited to 25% of its total assets. Subject to the overall limit on the fund’s investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Debt Instruments

The fund may invest in bonds and debt instruments of any type, including municipal securities, without restrictions on quality or rating. Investments in a company also may be made through a privately negotiated note or loan, including loan assignments and participations. These investments will be made in companies, municipalities, or entities that meet the fund’s investment criteria. Such investments may have a fixed, variable, or floating interest rate. The price of a bond or fixed rate debt instrument usually fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Investments involving below investment-

More About the Fund	17

grade issuers or borrowers can be more volatile and have greater risk of default than investment-grade bonds. Certain of these investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

Operating policy The fund’s investments in noninvestment-grade debt instruments, which could include “junk” bonds and loans, are limited to 10% of its total assets. The fund’s investments in convertible securities are not subject to this limit.

Futures and Options

Futures are often used to establish exposures or manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options may be used to generate additional income, to enhance returns, or as a defensive technique to protect against anticipated declines in the value of an asset. Call options give the investor the right to purchase (when the investor purchases the option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the fund’s exposure to certain markets; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, financial indexes, and foreign currencies. The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures and options contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; the potential loss from the use of futures can exceed the fund’s initial investment in such contracts; and the losses from certain options written by the fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of the fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of the fund’s total assets. No more than 5% of the fund’s total assets will be committed to premiums when purchasing call or put options.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

T. Rowe Price	18

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy The fund’s investments in hybrid instruments are limited to 10% of its total assets.

Currency Derivatives

A fund that invests in foreign securities may attempt to hedge its exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, the fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If the fund were to engage in any of these foreign currency transactions, it could serve to protect its foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, the fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce the fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Investments in Other Investment Companies

The fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

The fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

More About the Fund	19

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

The fund may also invest in certain other T. Rowe Price Funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies.

Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. Examples of asset classes in which other mutual funds (including T. Rowe Price Funds) focus their investments include high yield bonds, inflation-linked securities, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, stocks of companies that focus on a particular industry or sector, and emerging market stocks. If the fund invests in another T. Rowe Price Fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some of the fund’s holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy The fund may not purchase an illiquid security if it holds 15% or more of its net assets in illiquid securities.

Types of Investment Management Practices

Reserve Position

A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: 1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which does not charge any management fees); 2) short-term, high-quality U.S. and foreign dollar-denominated money market

T. Rowe Price	20

securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the fund, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

The fund may borrow from banks, other persons, and other T. Rowe Price Funds for temporary or emergency purposes to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of the fund’s total assets. This limitation includes any borrowings for temporary or emergency purposes, and applies at the time of the transaction and continues to the extent required by the Investment Company Act of 1940.

Operating policy The fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of its total assets. The fund will not purchase additional securities when its borrowings exceed 5% of its total assets.

Meeting Redemption Requests

We expect that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund reserves the right to redeem in-kind as described under “Large Redemptions.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. In general, any in-kind redemptions will represent a pro-rata distribution of the fund’s securities, subject to certain limited exceptions. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

The fund, along with other T. Rowe Price Funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price Funds to borrow money from and/or lend money to other T. Rowe Price Funds to help the funds meet short-term redemptions and liquidity needs.

More About the Fund	21

During periods of deteriorating or stressed market conditions, when an increased portion of a fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending, short-term borrowing arrangements (if available), or by redeeming a large redemption request in-kind.

Lending of Portfolio Securities

The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of the fund’s total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights tables.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables, which provide information about each class’ financial history, are based on a single share outstanding throughout the periods shown. The tables are part of the fund’s financial statements, which are included in its semiannual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements included in the semiannual report, including the financial highlights tables, were unaudited. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

T. Rowe Price	22

Financial Highlights

	Year ended December 31										6 months ended 6/30/17
Investor Class	2012		2013		2014		2015		2016
Net asset value, beginning of period	$23.06		$26.45		$32.84		$32.80		$28.46		$31.48
Income From Investment Operations
Net investment incomea	0.55	b	0.54	b	0.64	b	0.63	b	0.70	b	0.28	b
Net gains or losses on securities (both realized and unrealized)	3.40		7.24		1.76		(2.84)		4.76	c	1.47
Total from investment operations	3.95		7.78		2.40		(2.21)		5.46		1.75
Less Distributions
Dividends (from net investment income)	(0.56)		(0.54)		(0.66)		(0.65)		(0.73)		(0.28)
Distributions (from capital gains)	—		(0.85)		(1.78)		(1.48)		(1.71)		—
Returns of capital	—		—		—		—		—		—
Total distributions	(0.56)		(1.39)		(2.44)		(2.13)		(2.44)		(0.28)
Net asset value, end of period	$26.45		$32.84		$32.80		$28.46		$31.48		$32.95
Total return	17.25	%b	29.75	%b	7.49	%b	(6.66	)%b	19.28	%b,c	5.57	%b
Ratios/Supplemental Data
Net assets, end of period (in millions)	$22,111		$26,851		$28,254		$21,935		$18,516		$18,371
Ratio of expenses to average net assets	0.68	%b	0.67	%b	0.66	%b	0.66	%b	0.66	%b	0.65	%b,d
Ratio of net income to average net assets	2.20	%b	1.77	%b	1.92	%b	1.98	%b	2.36	%b	1.76	%b,d
Portfolio turnover rate	15.6%		9.5%		9.7%		27.2%		19.4%		9.7%

a Per share amounts calculated using average shares outstanding method.

b Excludes expenses permanently waived 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of average net assets for the six months ended June 30, 2017 and years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively, related to investments in T. Rowe Price mutual funds.

c Includes a voluntary payment from Price Associates, representing $0.12 per share based upon shares outstanding on the date of payment. The payment increased total return by 0.48%.

d Annualized.

More About the Fund	23

Financial Highlights

	12/17/15* through 12/31/15		Year ended December 31		6 months ended 6/30/17
I Class			2016
Net asset value, beginning of period	$28.27		$28.47		$31.48
Income From Investment Operations
Net investment incomea	—	b,c,d	0.88	b	0.30	b
Net gains or losses on securities (both realized and unrealized)	0.20		4.61	e	1.47
Total from investment operations	0.20		5.49		1.77
Less Distributions
Dividends (from net investment income)	—		(0.77)		(0.29)
Distributions (from capital gains)	—		(1.71)		—
Returns of capital	—		—		—
Total distributions	—		(2.48)		(0.29)
Net asset value, end of period	$28.47		$31.48		$32.96
Total return	0.71	%b,c	19.40	%b,e	5.63	%b
Ratios/Supplemental Data
Net assets, end of period (in millions)	$6		$3,521		$3,709
Ratio of expenses to average net assets	0.58	%b,c,f	0.54	%b	0.54	%b,f
Ratio of net income to average net assets	1.15	%b,c,f	2.89	%b	1.87	%b,f
Portfolio turnover rate	27.2%		19.4%		9.7%

* Inception date.

a Per share amounts calculated using average shares outstanding method.

b Excludes expenses permanently waived 0.00% and 0.00% of average net assets for the year ended December 31, 2016 and for the period ended December 31, 2015, respectively, related to investments in T. Rowe Price mutual funds.

c Excludes expenses waived (0.06% of average net assets) related to the contractual operating expense limitation in effect through April 30, 2018.

d Amounts round to less than $0.01 per share.

e Includes a voluntary payment from Price Associates, representing $0.12 per share based upon shares outstanding on the date of payment. The payment increased total return by 0.45%.

f Annualized.

T. Rowe Price	24

Financial Highlights

	Year ended December 31										6 months ended 6/30/17
Advisor Class	2012		2013		2014		2015		2016
Net asset value, beginning of period	$23.01		$26.39		$32.77		$32.74		$28.40		$31.40
Income From Investment Operations
Net investment incomea	0.49	b	0.45	b	0.56	b	0.53	b	0.62	b	0.24	b
Net gains or losses on securities (both realized and unrealized)	3.38		7.24		1.74		(2.82)		4.74	c	1.47
Total from investment operations	3.87		7.69		2.30		(2.29)		5.36		1.71
Less Distributions
Dividends (from net investment income)	(0.49)		(0.46)		(0.55)		(0.57)		(0.65)		(0.22)
Distributions (from capital gains)	—		(0.85)		(1.78)		(1.48)		(1.71)		—
Returns of capital	—		—		—		—		—		—
Total distributions	(0.49)		(1.31)		(2.33)		(2.05)		(2.36)		(0.22)
Net asset value, end of period	$26.39		$32.77		$32.74		$28.40		$31.40		$32.89
Total return	16.92	%b	29.44	%b	7.18	%b	(6.92	)%b	18.94	%b,c	5.45	%b
Ratios/Supplemental Data
Net assets, end of period (in millions)	$2,092		$2,561		$1,392		$686		$521		$480
Ratio of expenses to average net assets	0.93	%b	0.94	%b	0.93	%b	0.93	%b	0.94	%b	0.93	%b,d
Ratio of net income to average net assets	1.95	%b	1.49	%b	1.66	%b	1.68	%b	2.08	%b	1.47	%b,d
Portfolio turnover rate	15.6%		9.5%		9.7%		27.2%		19.4%		9.7%

a Per share amounts calculated using average shares outstanding method.

b Excludes expenses permanently waived 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of average net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively, related to investments in T. Rowe Price mutual funds.

c Includes a voluntary payment from Price Associates, representing $0.12 per share based upon shares outstanding on the date of payment. The payment increased total return by 0.48%.

d Annualized.

More About the Fund	25

Financial Highlights

	Year ended December 31										6 months ended 6/30/17
R Class	2012		2013		2014		2015		2016
Net asset value, beginning of period	$22.98		$26.36		$32.72		$32.67		$28.35		$31.35
Income From Investment Operations
Net investment incomea	0.42	b	0.37	b	0.46	b	0.45	b	0.53	b	0.19	b
Net gains or losses on securities (both realized and unrealized)	3.38		7.22		1.75		(2.82)		4.74	c	1.46
Total from investment operations	3.80		7.59		2.21		(2.37)		5.27		1.65
Less Distributions
Dividends (from net investment income)	(0.42)		(0.38)		(0.48)		(0.47)		(0.56)		(0.18)
Distributions (from capital gains)	—		(0.85)		(1.78)		(1.48)		(1.71)		—
Returns of capital	—		—		—		—		—		—
Total distributions	(0.42)		(1.23)		(2.26)		(1.95)		(2.27)		(0.18)
Net asset value, end of period	$26.36		$32.72		$32.67		$28.35		$31.35		$32.82
Total return	16.62	%b	29.07	%b	6.91	%b	(7.18	)%b	18.63	%b,c	5.27	%b
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$270,641		$351,544		$353,908		$203,518		$134,460		$114,083
Ratio of expenses to average net assets	1.22	%b	1.20	%b	1.19	%b	1.19	%b	1.20	%b	1.22	%b,d
Ratio of net income to average net assets	1.65	%b	1.23	%b	1.39	%b	1.44	%b	1.80	%b	1.17	%b,d
Portfolio turnover rate	15.6%		9.5%		9.7%		27.2%		19.4%		9.7%

a Per share amounts calculated using average shares outstanding method.

b Excludes expenses permanently waived 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of average net assets for the six months ended June 30, 2017 and for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively, related to investments in T. Rowe Price mutual funds.

c Includes a voluntary payment from Price Associates, representing $0.12 per share based upon shares outstanding on the date of payment. The payment increased total return by 0.44%.

d Annualized.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

The T. Rowe Price Funds’ full portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their full portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The

T. Rowe Price	26

annual and semiannual shareholder reports are filed with the SEC and sent to the funds’ shareholders within 60 days of the period covered. The T. Rowe Price Funds also disclose their full portfolio holdings as of their first and third fiscal quarter-ends on Form N-Q. Form N-Q is filed with the SEC within 60 days of the period covered, but is not sent to the funds’ shareholders. Under certain conditions, the shareholder reports and Form N-Q may include up to 5% of a fund’s holdings under the caption “Miscellaneous Securities” without identifying the specific security or issuer. Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds also file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month. Form N-MFP, as well as the shareholder reports and Form N-Q, are publicly available immediately upon filing with the SEC.

In addition, most T. Rowe Price Funds disclose their calendar quarter-end full portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end full portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month-end money market fund portfolio holdings will remain on the website for six months. In addition, most T. Rowe Price Funds disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information.

Information About Accounts in T. Rowe Price Funds	3

The following policies and procedures generally apply to Investor Class, I Class, Advisor Class, and R Class accounts in the T. Rowe Price Funds.

INVESTING WITH T. ROWE PRICE

This section of the prospectus explains the basics of investing with T. Rowe Price and describes some of the different share classes that may be available. Certain share classes can be held directly with T. Rowe Price, while other share classes must typically be held through a financial intermediary, such as a bank, broker, retirement plan recordkeeper, or investment adviser.

AVAILABLE SHARE CLASSES

Each class of a fund’s shares represents an interest in the same fund with the same investment program and investment policies. However, each class is designed for a different type of investor and has a different cost structure primarily due to shareholder services or distribution arrangements that may apply only to that class. For example, certain classes may make payments to financial intermediaries for various administrative services they provide (commonly referred to as administrative fee payments, or AFP) and/or make payments to certain financial intermediaries for distribution of the fund’s shares (commonly referred to as 12b-1 fee payments). Determining the most appropriate share class depends on many factors, including how much you plan to invest, whether you are investing directly in the fund or through a financial intermediary, and whether you are investing on behalf of a person or an organization.

This section generally describes the differences between Investor Class, I Class, Advisor Class, and R Class shares. This section does not describe the policies that apply to accounts in T. Rowe Price institutional funds and certain other types of funds. Policies for these other funds are described in their respective prospectuses and all available share classes for the T. Rowe Price Funds are described more fully in the funds’ Statement of Additional Information. While many T. Rowe Price Funds are offered in more than one share class, not all funds are offered in the share classes described in this section. The front cover and Section 1 of this prospectus indicate which share classes are available for the fund.

Investor Class

A T. Rowe Price Fund that does not include the term “institutional” or indicate a specific share class as part of its name is considered to be the Investor Class of that

T. Rowe Price	28

fund. The Investor Class is generally designed for individual investors, but is also available to institutions and a wide variety of other types of investors. The Investor Class may be purchased directly from T. Rowe Price or through a retirement plan or financial intermediary. The Investor Class does not impose sales charges and does not make any 12b-1 fee payments to financial intermediaries but may make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets. For investors holding the Investor Class through the T. Rowe Price ActivePlus Portfolios program, the terms and conditions of the program will be applicable.

I Class

The I Class may be purchased directly from T. Rowe Price or through a financial intermediary. The I Class does not impose sales charges and does not make any administrative fee payments or 12b-1 fee payments to financial intermediaries.

I Class shares are designed to be sold to corporations, endowments and foundations, charitable trusts, defined benefit and defined contribution retirement plans, brokers, registered investment advisers, banks and bank trust programs, investment companies and other pooled investment vehicles, and certain individuals meeting the investment minimum or other specific criteria. The I Class generally requires a $1,000,000 initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts for their customers, client accounts for which T. Rowe Price or its affiliate has discretionary investment authority, and certain other accounts. For investors holding the I Class through the T. Rowe Price ActivePlus Portfolios program, the terms and conditions of the program will be applicable. Accounts that are not eligible for the I Class may be converted to the Investor Class following notice to the financial intermediary or investor.

Advisor Class

The Advisor Class is designed to be sold through various financial intermediaries, such as broker-dealers, banks, insurance companies, retirement plan recordkeepers, and financial advisors. The Advisor Class must be purchased through an eligible financial intermediary (except for certain retirement plans held directly with T. Rowe Price). The Advisor Class does not impose sales charges but may make 12b-1 fee payments at an annual rate of up to 0.25% of the class’ average daily net assets and may also separately make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The Advisor Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment. Purchases of Advisor Class shares for which the required agreement with T. Rowe Price has not been executed or that are not made through an eligible financial intermediary are subject to rejection or cancellation without prior notice to the financial intermediary or investor, and

Information About Accounts in T. Rowe Price Funds	29

accounts that are no longer eligible for the Advisor Class may be converted to the Investor Class following notice to the financial intermediary or investor.

R Class

The R Class is designed to be sold through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other accounts. The R Class must be purchased through an eligible financial intermediary (except for certain retirement plans held directly with T. Rowe Price). The R Class does not impose sales charges but may make 12b-1 fee payments at an annual rate of up to 0.50% of the class’ average daily net assets and may also separately make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The R Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment. Purchases of R Class shares for which the required agreement with T. Rowe Price has not been executed or that are not made through an eligible financial intermediary are subject to rejection or cancellation without prior notice to the financial intermediary or investor, and accounts that are no longer eligible for the R Class may be converted to the Investor Class or Advisor Class following notice to the financial intermediary or investor.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES

Administrative Fee Payments (Investor Class, Advisor Class, and R Class)

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the funds’ transfer agent. T. Rowe Price Funds (other than I Class shares) may make administrative fee payments to retirement plan recordkeepers, broker-dealers, and other financial intermediaries (at an annual rate of up to 0.15% of the fund’s average daily net assets) for transfer agency, recordkeeping, and other administrative services that they provide on behalf of the funds. These administrative services may include maintaining account records for each customer; transmitting purchase and redemption orders; delivering shareholder confirmations, statements, and tax forms; and providing support to respond to customers’ questions regarding their accounts. Except for funds that have an all-inclusive management fee, these separate administrative fee payments are reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

12b-1 Fee Payments (Advisor Class and R Class)

Mutual funds are permitted to adopt a 12b-1 plan to pay certain expenses associated with the distribution of the fund’s shares out of the fund’s assets. Each fund offering Advisor and/or R Class shares has adopted a 12b-1 plan under which those classes may make payments (for the Advisor Class, at an annual rate of up to 0.25% of the

T. Rowe Price	30

class’ average daily net assets, and for the R Class, at an annual rate of up to 0.50% of the class’ average daily net assets) to various financial intermediaries, such as brokers, banks, insurance companies, investment advisers, and retirement plan recordkeepers for distribution and/or shareholder servicing of the Advisor and R Class shares. The 12b-1 plans provide for the class to pay such fees to the fund’s distributor and for the distributor to then pay such fees to the financial intermediaries that provide services for the class and/or make the class available to investors.

For the Advisor Class, distribution payments may include payments to financial intermediaries for making the Advisor Class shares available to their customers (e.g., providing the fund with “shelf space” or inclusion on a “preferred list” or “supermarket” platform). For the R Class, distribution payments may include payments to financial intermediaries for making the R Class shares available as investment options to retirement plans and retirement plan participants, assisting plan sponsors in conducting searches for investment options, and providing ongoing monitoring of investment options.

Shareholder servicing payments under the plans may include payments to financial intermediaries for providing shareholder support services to existing shareholders of the Advisor and R Class. These payments may be more or less than the costs incurred by the financial intermediaries. Because the fees are paid from the Advisor Class or R Class net assets on an ongoing basis, they will increase the cost of your investment over time. In addition, payments of 12b-1 fees may influence your financial advisor’s recommendation of the fund or of any particular share class of the fund. 12b-1 fee payments are reflected in the “Distribution and service (12b-1) fees” line that appears in a fund’s fee table in Section 1.

Additional Compensation to Financial Intermediaries

In addition to the AFP payments made by certain funds and the 12b-1 payments made by each Advisor and R Class, T. Rowe Price or the fund’s distributor may, at their own expense, provide compensation to financial intermediaries that have sold shares of or provide shareholder or other services to the T. Rowe Price Funds. These payments may be in the form of asset-based, transaction-based, or flat payments. These payments would be used to compensate third parties for distribution and non-distribution shareholder services, including sub-accounting, sub-transfer agency, post-sale shareholder or other servicing, or other services. Some of these payments may include expense reimbursements and meeting and marketing support payments (out of T. Rowe Price’s or the fund’s distributor’s own resources and not as an expense of the funds) to financial intermediaries, such as brokers-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers, in connection with the sale, distribution, marketing, and/or servicing of the Price Funds. The Statement of Additional Information provides more information about these payment arrangements.

Information About Accounts in T. Rowe Price Funds	31

The receipt of, or the prospect of receiving, these payments and expense reimbursements from T. Rowe Price or the fund’s distributor may influence intermediaries, plan sponsors, and other third parties to offer or recommend T. Rowe Price Funds over other investment options for which an intermediary does not receive additional compensation (or receives lower levels of additional compensation). In addition, if financial intermediaries receive these payments and/or expense reimbursements, they may elevate the prominence of the T. Rowe Price Funds by, for example, placing the T. Rowe Price Funds on a list of preferred or recommended funds and/or provide preferential or enhanced opportunities to promote the T. Rowe Price Funds in various ways. Since these additional payments are not paid by a fund directly, these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the T. Rowe Price Funds or the amount that is invested in a T. Rowe Price Fund on behalf of an investor. However, T. Rowe Price’s revenues or profits may in part be derived from fees earned for services provided to and paid for by the T. Rowe Price Funds. You may ask your financial intermediary for more information about any payments they may receive from T. Rowe Price or the fund’s distributor.

Comparison of Fees

The following table summarizes the distribution and shareholder servicing fee arrangements applicable to each class.

Class	12b-1 Fee Payments	Administrative Fee Payments
Investor Class	None	Up to 0.15% per year
I Class	None	None
Advisor Class	Up to 0.25% per year	Up to 0.15% per year
R Class	Up to 0.50% per year	Up to 0.15% per year
ACCOUNT SERVICE FEE

Investor Class

In an effort to help offset the disproportionately high costs incurred by the funds in connection with servicing lower-balance accounts that are held directly with the T. Rowe Price Funds’ transfer agent, an annual $20 account service fee (paid to T. Rowe Price Services, Inc., or one of its affiliates) is charged to certain Investor Class accounts with a balance below $10,000. The determination of whether a fund account is subject to the account service fee is based on account balances and services selected for accounts as of the last business day of August. The fee may be charged to an account with a balance below $10,000 for any reason, including market fluctuation and recent redemptions. The fee, which is automatically deducted from an account by redeeming fund shares, is typically charged to accounts in early September each calendar year. Such redemption may result in a taxable gain or loss to you.

T. Rowe Price	32

The account service fee generally does not apply to fund accounts that are held through a financial intermediary, participant accounts in employer-sponsored retirement plans for which T. Rowe Price Retirement Plan Services provides recordkeeping services, accounts held through the T. Rowe Price ActivePlus Portfolios program, or money market funds that are used as a T. Rowe Price Brokerage sweep account. Regardless of a particular fund account’s balance on the last business day of August, the account service fee is automatically waived for accounts that satisfy any of the following conditions:

• Any accounts for which the shareholder has elected to receive electronic delivery of all of the following: account statements, transaction confirmations, prospectuses, and shareholder reports (paper copies of fund documents are available, free of charge, upon request, to any shareholder regardless of whether the shareholder has elected electronic delivery);

• Any accounts of a shareholder with at least $50,000 in total assets with T. Rowe Price (for this purpose, total assets includes investments through T. Rowe Price Brokerage and investments in T. Rowe Price Funds, except for those held through a retirement plan for which T. Rowe Price Retirement Plan Services provides recordkeeping services); or

• Any accounts of a shareholder who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000—visit troweprice.com or call 1-800-537-1098 for more information).

T. Rowe Price reserves the right to authorize additional waivers for other types of accounts or to modify the conditions for assessment of the account service fee. Fund shares held in a T. Rowe Price IRA, Education Savings Account, or small business retirement plan account (including certain 403(b) plan accounts) are subject to the account service fee and may be subject to additional administrative fees when distributing all fund shares from such accounts.

POLICIES FOR OPENING AN ACCOUNT

Investor and I Class shares may be purchased directly from T. Rowe Price or through various financial intermediaries. Advisor and R Class shares must be purchased through a financial intermediary (except for certain retirement plans held directly at T. Rowe Price). If you are opening an account through an employer-sponsored retirement plan or other financial intermediary, you should contact the retirement plan or financial intermediary for information regarding its policies on opening an account, including the policies relating to purchasing, exchanging, and redeeming shares, and the applicable initial and subsequent investment minimums.

Information About Accounts in T. Rowe Price Funds	33

Tax Identification Number

Investors must provide T. Rowe Price with a valid Social Security number or taxpayer identification number on a signed new account form or Form W-9, and financial intermediaries must provide T. Rowe Price with their certified taxpayer identification number. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject you or the financial intermediary to an Internal Revenue Service fine. If this information is not received within 60 days of the account being established, the account may be redeemed at the fund’s then-current net asset value.

Important Information Required to Open a New Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the account owner and any other person who opens the account, but also for any person who has authority to act on behalf of the account.

When you open an account, you will be asked for the name, U.S. street address (post office boxes are not acceptable), date of birth, and Social Security number or taxpayer identification number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers. When opening an entity account, you will be asked to identify and provide personal information for: (i) any individual who, either directly or indirectly, owns 25% or more of the equity interest of the entity and (ii) a single individual who controls, manages, or directs the entity. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney, to open an account.

T. Rowe Price will use this information to verify the identity of the person(s)/entity opening the account. An account cannot be opened until all of this information is received. If the identity of the account holder cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See “Rights Reserved by the Funds” later in this section.)

Institutional investors and financial intermediaries should call Financial Institution Services at 1-800-638-8790 for more information on these requirements, as well as to be assigned an account number and instructions for opening an account. Other investors should call Investor Services at 1-800-638-5660 for more information on these requirements.

The funds are generally available only to investors residing in the United States. In addition, nongovernment money market funds that operate as “retail money market funds” pursuant to Rule 2a-7 are required to limit their beneficial owners to natural

T. Rowe Price	34

persons. An investor in a retail money market fund is required to demonstrate eligibility (for example, by providing a valid Social Security number) before an account can be opened.

PRICING OF SHARES AND TRANSACTIONS

How and When Shares Are Priced

The trade date for your transaction request depends on the day and time that T. Rowe Price receives your request and will normally be executed using the next share price calculated after your order is received in correct form by T. Rowe Price or its agent (or by your financial intermediary if it has the authority to accept transaction orders on behalf of the fund). The share price, also called the net asset value, for each share class of a fund is calculated as of the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4 p.m. ET, on each day that the NYSE is open for business. Net asset values are not calculated for the funds on days when the NYSE is scheduled to be closed for trading (for example, weekends and certain U.S. national holidays). If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would typically be open for business, or if the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

To calculate the net asset value, a fund’s assets are valued and totaled, liabilities are subtracted, and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities.

Amortized cost is used to price securities held by money market funds and certain short-term debt securities held by other funds. The retail and government money market funds, which seek to maintain a stable net asset value of $1.00, use the amortized cost method of valuation to calculate their net asset value. Amortized cost allows the money market funds to value a holding at the fund’s acquisition cost with adjustments for any premiums or discounts, and then round the net asset value per

Information About Accounts in T. Rowe Price Funds	35

share to the nearest whole cent. The amortized cost method of valuation enables the money market funds to maintain a $1.00 net asset value, but it may also result in periods during which the stated value of a security held by the funds differs from the market-based price the funds would receive if they sold that holding. The current market-based net asset value per share for each business day in the preceding six months is available for the retail and government money market funds through troweprice.com. These market-based net asset values are for informational purposes only and are not used to price transactions.

The funds use various pricing services to provide closing market prices and information used to adjust those prices and to value most fixed income securities. A fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the following circumstances. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

A fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign exchanges which trade on weekends or other days when the fund does not price its shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares. If an event occurs that affects the value of a security after the close of the market, such as a default of a commercial paper issuer or a significant move in short-term interest rates, a fund may make a price adjustment depending on the nature and significance of the event. The funds also evaluate a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

T. Rowe Price	36

The various ways you can purchase, sell, and exchange shares are explained throughout this section. These procedures differ based on whether you hold your account directly with T. Rowe Price or through an employer-sponsored retirement plan or financial intermediary.

INVESTING DIRECTLY WITH T. ROWE PRICE

The following policies apply to accounts that are held directly with T. Rowe Price and not through a financial intermediary.

Options for Opening Your Account

If you own other T. Rowe Price Funds, you should consider registering any new account identically to your existing accounts so you can exchange shares among them easily (the name[s] of the account owner[s] and the account type must be identical).

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership). There are multiple ways to establish a new account directly with T. Rowe Price.

Online You can open a new Investor Class account online. (I Class accounts must currently be opened either by telephone or in writing.) Go to troweprice.com/newaccount to choose the type of account you wish to open.

You can exchange shares online from an existing account in one fund to open a new account in another fund. The new account will have the same registration as the account from which you are exchanging, and any services (other than systematic purchase and systematic distribution arrangements) that you have preauthorized will carry over from the existing account to the new account.

To open an account online for the first time or with a different account registration, you must be a U.S. citizen residing in the U.S. or a resident alien and not subject to Internal Revenue Service backup withholding. Additionally, you must provide consent to receive certain documents electronically. You will have the option of providing your bank account information, which will enable you to make electronic funds transfers to and from your bank account. To set up this banking service online, additional steps will be taken to verify your identity.

By Mail If you are sending a check, please make your check payable to T. Rowe Price Funds (otherwise it may be returned) and send the check, together with the applicable new account form, to the appropriate address. (Please refer to the appropriate address under “Contacting T. Rowe Price” later in this section to avoid a

Information About Accounts in T. Rowe Price Funds	37

delay in opening your new account.) T. Rowe Price does not accept third-party checks for initial purchases; however, third-party checks are typically accepted for additional purchases to an existing account. In addition, T. Rowe Price does not accept purchases by cash, traveler’s checks, money orders, or credit card checks. For exchanges from an identically registered account, be sure to specify the fund(s) and account number(s) that you are exchanging out of and the fund(s) you wish to exchange into.

By Telephone Direct investors can call Shareholder Services at 1-800-225-5132 (institutional investors should call 1-800-638-8790) to exchange from an existing fund account to open a new identically registered account in another fund. You may also be eligible to open a new account by telephone and provide your bank account information in order to make an initial purchase. To set up the account and banking service by telephone, additional steps will be taken to verify your identity and the authenticity of your bank account. Although the account may be opened and the purchase made, services may be not be established and Internal Revenue Service penalty withholding may occur until we receive the necessary signed form to certify your Social Security number or taxpayer identification number.

How Your Trade Date Is Determined

If you invest directly with T. Rowe Price and your request to purchase, sell, or exchange shares is received by T. Rowe Price or its agent in correct form by the close of the NYSE (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the NYSE, your transaction will be priced at the next business day’s net asset value.

Note: There may be times when you are unable to contact us by telephone or access your account online due to extreme market activity, the unavailability of the T. Rowe Price website, or other circumstances. Should this occur, your order must still be placed and received in correct form by T. Rowe Price prior to the time the NYSE closes to be priced at that business day’s net asset value. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or closure in NYSE trading as a closure of the NYSE, and still accept transactions and calculate their net asset value as of 4 p.m. ET.

Transaction Confirmations

T. Rowe Price sends immediate confirmations for most of your fund transactions. However, certain transactions, such as systematic purchases and systematic redemptions, dividend reinvestments, checkwriting redemptions from money market funds, and transactions in money market funds used as a Brokerage sweep account, do not receive an immediate transaction confirmation but are reported on your account statement. Please review transaction confirmations and account statements as

T. Rowe Price	38

soon as you receive them, and promptly report any discrepancies to Shareholder Services.

Telephone and Online Account Transactions

You may access your accounts and conduct transactions involving Investor Class accounts using the telephone or the T. Rowe Price website at troweprice.com. You can only conduct transactions involving the I Class over the telephone or in writing. The T. Rowe Price Funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. Please review your confirmation carefully, and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Purchasing Shares

Shares may be purchased in a variety of ways.

By Check Please make your check payable to the T. Rowe Price Funds. Include a New Account Form if establishing a new account, and include either a fund investment slip or a letter indicating the fund and your account number if adding to an existing account. Your transaction will receive the share price for the business day that the request is received by T. Rowe Price or its agent prior to the close of the NYSE (not the day the request is received at the post office box).

By Electronic Transfer Shares may be purchased using the Automated Clearing House system if you have established the service on your account, which allows T. Rowe Price to request payment for your shares directly from your bank account or other financial institution account. You may also arrange for a wire to be sent to T. Rowe Price (wire transfer instructions can be found at troweprice.com/wireinstructions or by calling Shareholder Services). T. Rowe Price must receive the wire by the close of the NYSE to receive that day’s share price. There is no assurance that you will receive the share price for the same day you initiated the wire from your financial institution.

By Exchange You may purchase shares of a fund using the proceeds from the redemption of shares from another fund. The redemption and purchase will receive the same trade date, and if you are establishing a new account, it will have the same registration as the account from which you are exchanging. The purchase must still generally meet the applicable minimum investment requirement.

Systematic Purchases (Automatic Asset Builder) You can instruct T. Rowe Price to automatically transfer money from your account at your bank or other financial institution at least once per month, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds that you designate. Each systematic purchase must be at least $100 per fund account to be eligible for the Automatic Asset Builder service. To automatically transfer money to your account from a bank

Information About Accounts in T. Rowe Price Funds	39

account or through payroll deductions, complete the appropriate section of the New Account Form when opening a new account or complete an Account Services Form to add the service to an existing account. Prior to establishing payroll deductions, you must set up the service with T. Rowe Price so that the appropriate instructions can be provided to your employer.

Initial Investment Minimums

Investor Class accounts, other than the Retirement Income 2020 Fund and Summit Funds, require a $2,500 minimum initial investment ($1,000 minimum initial investment for IRAs, certain small business retirement accounts, and custodial accounts for minors, known as Uniform Gifts to Minors Act or Uniform Transfer to Minors Act accounts). The Retirement Income 2020 Fund and Summit Funds require a $25,000 minimum initial investment. I Class accounts generally require a $1,000,000 minimum initial investment, although the minimum may be waived for certain types of accounts. If you request the I Class of a particular fund when you open a new account but the investment amount does not meet the applicable minimum, the purchase will be automatically invested in the Investor Class of the same fund.

Additional Investment Minimums

Investor Class accounts, other than Summit Funds, require a $100 minimum for additional purchases, including those made through Automatic Asset Builder. Summit Funds require a $100 minimum for additional purchases through Automatic Asset Builder and a $1,000 minimum for all other additional purchases. I Class accounts require a $100 minimum for additional purchases through Automatic Asset Builder but do not require a minimum amount for other additional purchases.

Exchanging and Redeeming Shares

Certain T. Rowe Price Funds assess a fee on redemptions of shares (including exchanges out of a fund) that are not held for a specified period of time. Please refer to “Contingent Redemption Fee” later in this section.

Exchanges You can move money from one account to an existing, identically registered account or open a new identically registered account. For taxable accounts, an exchange from one fund to another will be reported to the Internal Revenue Service as a sale for tax purposes (institutional investors are restricted from exchanging into a fund that operates as a retail money market fund). You can set up systematic exchanges so that money is automatically moved from one fund account to another on a regular basis.

Receiving Redemption Proceeds Redemption proceeds can be mailed to your account address by check or sent electronically to your bank account by Automated Clearing House transfer or bank wire. You can set up systematic redemptions and have the proceeds automatically sent via check or Automated Clearing House on a regular basis. If your request is received in correct form by T. Rowe Price or its agent on a business day prior to the close of the NYSE, proceeds are usually sent on the

T. Rowe Price	40

next business day. However, if you request a redemption from a money market fund on a business day prior to noon ET and request to have proceeds sent via bank wire, proceeds are normally sent later that same day.

Proceeds sent by Automated Clearing House transfer are usually credited to your account the second business day after the sale, and there are typically no fees associated with such payments. Proceeds sent by bank wire are usually credited to your account the next business day after the sale (except for wire redemptions from money market funds received prior to noon ET). A $5 fee will be charged for an outgoing wire of less than $5,000, in addition to any fees your financial institution may charge for an incoming wire.

If for some reason your request to exchange or redeem shares cannot be processed because it is not received in correct form, we will attempt to contact you.

If you request to redeem a specific dollar amount and the market value of your account is less than the amount of your request and we are unable to contact you, your redemption will not be processed and you must submit a new redemption request in correct form.

If you change your address on an account, proceeds will not be mailed to the new address for 15 calendar days after the address change, unless we receive a letter of instruction with a Medallion signature guarantee.

Please note that large purchase and redemption requests initiated through the Automated Clearing House may be rejected, and in such instances, the transaction must be placed by calling Shareholder Services.

Checkwriting You may write an unlimited number of free checks on any money market fund and certain bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a sale of fund shares; a check written on a bond fund will create a taxable event that must be reported by T. Rowe Price to the Internal Revenue Service as a redemption.

Converting to Another Share Class

You may convert from one share class of a fund to another share class of the same fund. Although the conversion has no effect on the dollar value of your investment in the fund, the number of shares owned after the conversion may be greater or less than the number of shares owned before the conversion, depending on the net asset values of the two share classes. A conversion between share classes of the same fund is a nontaxable event. The new account will have the same registration as the account from which you are converting.

T. Rowe Price conducts periodic reviews of account balances and may, if your account balance in a fund exceeds the minimum amount required for the I Class, automatically convert your Investor Class shares to I Class shares with advance notice unless T. Rowe Price has investment discretion.

Information About Accounts in T. Rowe Price Funds	41

Maintaining Your Account Balance

Investor Class Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If, for any reason, your balance is below this amount for three months or longer, we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance.

I Class To keep operating expenses lower, we ask you to maintain an account balance of at least $1 million. If your investment falls below $1 million (even if due to market depreciation), we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance, or convert your account to a different share class in the same fund (if available) with a higher expense ratio with advance notice unless T. Rowe Price has investment discretion.

The redemption of your account could result in a taxable gain or loss.

Investors holding the fund through the T. Rowe Price ActivePlus Portfolios program will be subject to the minimum account balance requirements of the program, which may differ from the minimum account balance requirements listed above.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The following policies apply to accounts that are held through a financial intermediary.

Accounts in Investor Class and I Class shares are not required to be held through a financial intermediary, but accounts in Advisor Class and R Class shares must be held through an eligible financial intermediary (except for certain retirement plans held directly with T. Rowe Price). It is important that you contact your retirement plan or financial intermediary to determine the policies, procedures, and transaction deadlines that apply to your account. The financial intermediary may charge a fee for its services.

Opening an Account

The financial intermediary must provide T. Rowe Price with its certified taxpayer identification number. Financial intermediaries should call Financial Institution Services for an account number and wire transfer instructions. In order to obtain an account number, the financial intermediary must supply the name, taxpayer identification number, and business street address for the account. (Please refer to “Contacting T. Rowe Price” later in this section for the appropriate telephone number and mailing address.) Financial intermediaries must also enter into a separate agreement with the fund or its agent.

T. Rowe Price	42

How the Trade Date Is Determined

If you invest through a financial intermediary and your transaction request is received by T. Rowe Price or its agent in correct form by the close of the NYSE, your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the New York Stock Exchange, your transaction will be priced at the next business day’s net asset value unless the fund has an agreement with your financial intermediary for orders to be priced at the net asset value next computed after receipt by the financial intermediary.

The funds have authorized certain financial intermediaries or their designees to accept orders to buy or sell fund shares on their behalf. When authorized financial intermediaries receive an order in correct form, the order is considered as being placed with the fund and shares will be bought or sold at the net asset value next calculated after the order is received by the authorized financial intermediary. The financial intermediary must transmit the order to T. Rowe Price and pay for such shares in accordance with the agreement with T. Rowe Price, or the order may be canceled and the financial intermediary could be held liable for the losses. If the fund does not have such an agreement in place with your financial intermediary, T. Rowe Price or its agent must receive the request in correct form from your financial intermediary by the close of the NYSE in order for your transaction to be priced at that business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or a financial intermediary may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or closure in NYSE trading as a closure of the NYSE, and still accept transactions and calculate their net asset value as of 4 p.m. ET. Should this occur, your order must still be placed and received in correct form by T. Rowe Price (or by the financial intermediary in accordance with its agreement with T. Rowe Price) prior to the time the NYSE closes to be priced at that business day’s net asset value.

Purchasing Shares

All initial and subsequent investments by financial intermediaries should be made by bank wire or electronic payment. There is no assurance that the share price for the purchase will be the same day the wire was initiated. Purchases by financial intermediaries are typically initiated through National Securities Clearing Corporation or by calling Financial Institution Services.

Investment Minimums

You should check with your financial intermediary to determine what minimum applies to your initial and additional investments.

The Retirement Income 2020 Fund and Summit Funds require a $25,000 minimum initial investment, and other funds generally require a $2,500 minimum initial

Information About Accounts in T. Rowe Price Funds	43

investment, although the minimum is generally waived or modified for any retirement plans and financial intermediaries establishing accounts in the Investor Class, Advisor Class, or R Class. I Class accounts generally require a $1,000,000 minimum initial investment, although the minimum is waived for certain retirement plans and financial intermediaries maintaining omnibus accounts for their customers.

Investments through a financial intermediary generally do not require a minimum amount for additional purchases.

Redeeming Shares

Certain T. Rowe Price Funds assess a fee on redemptions of shares (including exchanges out of a fund) that are not held for a specified period of time. Please refer to “Contingent Redemption Fee” later in this section.

Unless otherwise indicated, redemption proceeds will be sent via bank wire to the financial intermediary’s designated bank. Redemptions by financial intermediaries are typically initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. Normally, the fund transmits proceeds to financial intermediaries for redemption orders received in correct form on either the next business day or third business day after receipt of the order, depending on the arrangement with the financial intermediary. Proceeds for redemption orders received prior to noon ET for a money market fund may be sent via wire the same business day. You must contact your financial intermediary about procedures for receiving your redemption proceeds.

Please note that certain purchase and redemption requests initiated through the National Securities Clearing Corporation may be rejected, and in such instances, the transaction must be placed by contacting Financial Institution Services.

GENERAL POLICIES RELATING TO TRANSACTIONS

The following policies and requirements apply generally to accounts in the T. Rowe Price Funds, regardless of whether the account is held directly or indirectly with T. Rowe Price.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, when authorized by the fund, certain institutions, financial intermediaries, or retirement plans purchasing fund shares directly with T. Rowe Price may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The institution, financial intermediary, or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

T. Rowe Price	44

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks. In addition, we request that you give us at least three business days’ notice for any purchase of $5 million or more.

Nonpayment If a check or Automated Clearing House transfer does not clear or payment for an order is not received in a timely manner, your purchase may be canceled. You (or the financial intermediary) will be responsible for any losses or expenses incurred by the fund or its transfer agent, and the fund can redeem shares in your account or another identically registered T. Rowe Price account as reimbursement. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

Retail Money Market Funds The retail money market funds have implemented policies and procedures designed to limit purchases to accounts beneficially owned by a natural person. Purchases of a retail money market fund may be rejected from an investor who has not demonstrated sufficient eligibility to purchase shares of the fund or from a financial intermediary that has not demonstrated adequate procedures to limit investments to natural persons. In addition, purchases may be prohibited or subject to certain conditions during periods where a liquidity fee or redemption gate is in effect.

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, all share classes of the T. Rowe Price Funds listed in the following table assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Funds With Redemption Fees
Fund	Redemption fee	Holding period
Africa & Middle East	2%	90 days or less
Asia Opportunities	2%	90 days or less
Credit Opportunities	2%	90 days or less
Emerging Europe	2%	90 days or less
Emerging Markets Bond	2%	90 days or less
Emerging Markets Corporate Bond	2%	90 days or less
Emerging Markets Local Currency Bond	2%	90 days or less
Emerging Markets Stock	2%	90 days or less
Emerging Markets Value Stock	2%	90 days or less
Equity Index 500	0.5%	90 days or less
European Stock	2%	90 days or less
Extended Equity Market Index	0.5%	90 days or less
Floating Rate	2%	90 days or less

Information About Accounts in T. Rowe Price Funds	45

T. Rowe Price Funds With Redemption Fees
Fund	Redemption fee	Holding period
Global Growth Stock	2%	90 days or less
Global High Income Bond	2%	90 days or less
Global Real Estate	2%	90 days or less
Global Stock	2%	90 days or less
High Yield	2%	90 days or less
Intermediate Tax-Free High Yield	2%	90 days or less
International Bond	2%	90 days or less
International Bond Fund (USD Hedged)	2%	90 days or less
International Concentrated Equity	2%	90 days or less
International Discovery	2%	90 days or less
International Equity Index	2%	90 days or less
International Stock	2%	90 days or less
International Value Equity	2%	90 days or less
Japan	2%	90 days or less
Latin America	2%	90 days or less
New Asia	2%	90 days or less
Overseas Stock	2%	90 days or less
QM Global Equity	2%	90 days or less
QM U.S. Small & Mid-Cap Core Equity	1%	90 days or less
QM U.S. Small-Cap Growth Equity	1%	90 days or less
Real Assets	2%	90 days or less
Real Estate	1%	90 days or less
Small-Cap Value	1%	90 days or less
Spectrum International	2%	90 days or less
Tax-Efficient Equity	1%	less than 365 days
Tax-Free High Yield	2%	90 days or less
Total Equity Market Index	0.5%	90 days or less
U.S. Bond Enhanced Index	0.5%	90 days or less
U.S. High Yield	2%	90 days or less

Redemption fees are paid to the fund (and not to T. Rowe Price) to deter short-term trading, offset costs, and help protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price Fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price Fund, through a retirement plan for which T. Rowe Price serves as recordkeeper, or indirectly through a financial

T. Rowe Price	46

intermediary (such as a broker, bank, or investment adviser), recordkeeper for retirement plan participants, or other third party.

Computation of Holding Period When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. For a fund with a 365-day holding period, a redemption fee will be charged on shares sold before the end of the required holding period. For funds with a 90-day holding period, a redemption fee will be charged on shares sold on or before the end of the required holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through a financial intermediary, consult your financial intermediary to determine how the holding period will be applied.

Transactions Not Subject to Redemption Fees The T. Rowe Price Funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following transactions in T. Rowe Price Funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs (including the ActivePlus Portfolios program), as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions;*

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund;*

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price Funds purchased by another T. Rowe Price Fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price Fund are still subject to the policy);

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares that are redeemed in-kind;

Information About Accounts in T. Rowe Price Funds	47

• Shares transferred to T. Rowe Price or a financial intermediary acting as a service provider when the age of the shares cannot be determined systematically;* and

• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter or other approved time period, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by a participant-directed exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts If your shares are held through a financial intermediary in an omnibus account, T. Rowe Price relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to enter into agreements with financial intermediaries establishing omnibus accounts that require the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all financial intermediaries or that the intermediaries will properly assess the fees.

Certain financial intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain financial intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through a financial intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

Liquidity Fees and Redemption Gates—Retail Money Market Funds

A money market fund that operates as a retail money market fund pursuant to Rule 2a-7 under the Investment Company Act of 1940 has the ability to impose liquidity fees of up to 2% of the value of the shares redeemed if the fund’s weekly liquid assets fall below certain thresholds, as specified in Rule 2a-7. A retail money market fund also has the ability to impose a redemption gate, which enables the fund to temporarily suspend redemptions for up to 10 days within a 90-day period if the fund’s weekly liquid assets fall below a certain threshold, as specified in Rule 2a-7. A money market fund’s Board has ultimate discretion to determine whether or not a liquidity fee or redemption gate would be in the best interests of the fund’s shareholders and should be imposed.

A money market fund that operates as a government money market fund pursuant to Rule 2a-7 is not required to impose a liquidity fee or redemption gate upon the sale of your shares. The Boards of the T. Rowe Price money market funds that operate as

T. Rowe Price	48

government money market funds have determined that the funds do not intend to impose liquidity fees and redemption gates. However, the Board of a T. Rowe Price government money market fund reserves the right to impose liquidity fees and redemption gates in the future, at which point shareholders would be provided with at least 60 days’ notice prior to such a change.

If a liquidity fee is in place, all exchanges out of the fund will be subject to the liquidity fee, and if a redemption gate is in place, all exchanges out of the fund will be suspended. When a liquidity fee or redemption gate is in place, the fund may elect to not permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a liquidity fee or a redemption gate is in effect.

Omnibus Accounts If your shares are held through a financial intermediary, T. Rowe Price may rely on the financial intermediary to assess any applicable liquidity fees or impose redemption gates on underlying shareholder accounts. In certain situations, T. Rowe Price enters into agreements with financial intermediaries maintaining omnibus accounts that require the financial intermediary to assess liquidity fees or redemption gates. There are no assurances that T. Rowe Price will be successful in ensuring that all financial intermediaries will properly assess the fees.

Please refer to Sections 1 and 2 of retail money market fund prospectuses for more information regarding liquidity fees and redemption gates.

Large Redemptions

Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”). If this occurs, the securities will be selected by the fund in its absolute discretion. The redeeming shareholder will be responsible for disposing of the securities, and the shareholder will be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred. In addition, we request that you give us at least three business days’ notice for any redemption of $5 million or more.

Delays in Sending Redemption Proceeds

The T. Rowe Price Funds typically expect that redemption requests will be paid out to redeeming shareholders by the business day following the receipt of a redemption request that is in correct form, regardless of the method the fund uses to make such payment (e.g., check, wire, or Automated Clearing House transfer). Checks are typically mailed on the business day after the redemption, proceeds sent by wire are typically credited to your financial institution the next business day after the redemption, and proceeds sent by Automated Clearing House are typically credited to your financial institution on the second business day after the redemption.

Information About Accounts in T. Rowe Price Funds	49

However, under certain circumstances, and when deemed to be in a fund’s best interests, proceeds may not be sent for up to seven calendar days after receipt of a valid redemption order (for example, during periods of deteriorating or stressed market conditions, or during extraordinary or emergency circumstances).

In addition, if shares are sold that were just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or Automated Clearing House transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked “uncollected.” (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through payroll deduction.)

The Board of a retail money market fund may impose a redemption gate and elect to temporarily suspend redemptions for up to 10 business days in a 90-day period if the fund’s weekly liquid assets fall below 30% of its total assets and the fund’s Board determines that imposing a redemption gate is in the fund’s best interests. In addition, under certain limited circumstances, the Board of a money market fund may elect to permanently suspend redemptions in order to facilitate an orderly liquidation of the fund (subject to any additional liquidation requirements).

Involuntary Redemptions and Share Class Conversions

Since nongovernment money market funds that operate as retail money market funds are required to limit their beneficial owners to natural persons, shares held directly by an investor or through a financial intermediary in these funds that are not eligible to invest in a retail money market fund are subject to involuntary redemption at any time without prior notice.

Shares held by any investors or financial intermediaries that are no longer eligible to invest in the I Class or who fail to meet or maintain their account(s) at the investment minimum are subject to involuntary redemption or conversion to the Investor Class of the same fund (which may have a higher expense ratio). Investments in Advisor Class shares that are no longer held through an eligible financial intermediary may be automatically converted by T. Rowe Price to the Investor Class of the same fund following notice to the financial intermediary or shareholder. Investments in R Class shares that are no longer held on behalf of an employer-sponsored defined contribution retirement plan or other eligible R Class account or that are not held through an eligible financial intermediary may be automatically converted by T. Rowe Price to the Investor Class or Advisor Class of the same fund following notice to the financial intermediary or shareholder.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading and other costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of

T. Rowe Price	50

developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of the T. Rowe Price Funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price Fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the funds’ excessive and short-term trading policy:

• Shares purchased or redeemed in money market funds and ultra short-term bond funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond funds and money market funds;

• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund;

Information About Accounts in T. Rowe Price Funds	51

• Shares of T. Rowe Price Funds that are purchased by another T. Rowe Price Fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price Fund are still subject to the policy); and

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price.

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs (including the ActivePlus Portfolios program), as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct a financial intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price Funds for a period longer than 30 calendar days, or permanently.

Financial Intermediary Accounts If you invest in T. Rowe Price Funds through a financial intermediary, you should review the financial intermediary’s materials carefully or consult with the financial intermediary directly to determine the trading policy that will apply to your trades in the funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through a financial intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Financial intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When financial intermediaries establish omnibus accounts in the T. Rowe Price Funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the financial intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects such trading activity, T. Rowe Price may contact the financial intermediary to request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable) pursuant to a written agreement that T. Rowe Price has entered into with each financial intermediary. Any nonpublic personal information provided to the fund (for example, a shareholder’s taxpayer identification number or transaction records) is subject to the fund’s privacy policy. If T. Rowe Price believes that excessive or short-term trading has occurred and there is no exception for such trades under the funds’ Excessive and Short-Term

T. Rowe Price	52

Trading Policy previously described, it will instruct the financial intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. Each financial intermediary has agreed to execute such instructions pursuant to a written agreement. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on financial intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow a financial intermediary or other third party to maintain restrictions on trading in the T. Rowe Price Funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price Funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price Funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

Unclaimed Accounts and Uncashed Checks

If your account has no activity for a certain period of time and/or mail sent to you from T. Rowe Price (or your financial intermediary) is returned by the post office, T. Rowe Price (or your financial intermediary) may be required to transfer your account and any assets related to uncashed checks to the appropriate state under its abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with T. Rowe Price by contacting us or logging in to your account at least once every two years.

Delivery of Shareholder Documents

If two or more accounts own the same fund, share the same address, and T. Rowe Price reasonably believes that the two accounts are part of the same household or institution, we may economize on fund expenses by mailing only one shareholder report and prospectus for the fund. If you need additional copies or do not want your mailings to be “householded,” please call Shareholder Services.

Information About Accounts in T. Rowe Price Funds	53

T. Rowe Price can deliver account statements, transaction confirmations, prospectuses, tax forms, and shareholder reports electronically. If you are a registered user of troweprice.com, you can consent to the electronic delivery of these documents by logging in and changing your mailing preferences. You can revoke your consent at any time through troweprice.com, and we will begin to send paper copies of these documents within a reasonable time after receiving your revocation.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price Funds from fraud by verifying your signature.

A shareholder or financial intermediary may need to obtain a Medallion signature guarantee in certain situations, such as:

• Requests to wire redemption proceeds when bank account information is not already authorized and on file for an account;

• Requests to redeem over a specific dollar amount (varies by share class);

• Remitting redemption proceeds to any person, address, or bank account not on file;

• Establishing certain services after an account is opened; or

• Changing the account registration or broker-dealer of record for an account.

Financial intermediaries should contact T. Rowe Price Financial Institution Services for specific requirements.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Responsibility for Unauthorized Transactions

T. Rowe Price and its agents use procedures reasonably designed to confirm that telephone, electronic, and other instructions are genuine. These procedures include recording telephone calls; requiring personalized security codes or other information online and certain identifying information for telephone calls; requiring Medallion signature guarantees for certain transactions and account changes; and promptly sending confirmations of transactions and address changes. If T. Rowe Price and its agents follow these procedures, they are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted online, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of

T. Rowe Price	54

your confirmation statements immediately after you receive them and notify T. Rowe Price of any inaccuracies.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price Funds. T. Rowe Price Services, Inc. acts as the transfer agent and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc. provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The funds may also pay financial intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. In addition, certain funds serve as an underlying fund in which some fund-of-funds products, the T. Rowe Price Spectrum and Retirement Funds, invest. Subject to approval by each applicable fund’s Board, each underlying fund bears its proportionate share of the direct operating expenses of the T. Rowe Price Spectrum and Retirement Funds. All of the fees discussed above are included in a fund’s financial statements and, except for funds that have an all-inclusive management fee, are also reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

CONTACTING T. ROWE PRICE

Accounts Held Directly With T. Rowe Price

Investors who want to open an account directly with T. Rowe Price or who already have an account held directly with T. Rowe Price (and not through a financial intermediary) should refer to the following information.

Online You can open an account and place most transactions online at troweprice.com.

Telephone If you have questions relating to the opening of a new account (including Traditional, Roth, and Rollover IRAs and most nonretirement accounts) with T. Rowe Price, please call Investor Services at 1-800-638-5660. To place a transaction, report unauthorized activity on your account or a discrepancy on your transaction confirmation, elect out of the “householding” of prospectuses and shareholder reports, or ask a question about an existing account, please call Shareholder Services at 1-800-225-5132. If you find our phones busy during unusually volatile markets, please consider placing your order online.

To access information on fund performance, prices, account balances, and your latest transactions 24 hours a day, please call T. Rowe Price Tele*Access® at
1-800-638-2587. (Please note that transactions cannot be placed through Tele*Access®.)

Information About Accounts in T. Rowe Price Funds	55

If you are an institutional investor opening an account directly with T. Rowe Price or have questions or want to place a transaction on an existing account, please call Financial Institution Services at 1-800-638-8790.

For inquiries regarding funds owned in a small business retirement plan, which include SEP-IRA, SAR-SEP, SIMPLE IRA, individual 401(k), profit sharing, money purchase pension, and certain 403(b) plan accounts, please call T. Rowe Price Retirement Client Services at 1-800-492-7670 or consult your plan administrator. Requests for redemptions from these types of retirement accounts may be required to be in writing.

Funds held through other employer-sponsored retirement plans should call the appropriate telephone number that appears on your retirement plan account statement.

If you hold shares of a T. Rowe Price Fund through a T. Rowe Price Brokerage account and want to place a transaction, please call 1-800-225-7720.

For inquiries or to place a transaction, the hearing-impaired should call
1-800-367-0763 (1-800-521-0325 if you hold shares in a small business retirement plan account).

By Mail Please be sure to use the correct address to avoid a delay in opening your account or processing your transaction. These addresses are subject to change at any time, so you may want to consider checking troweprice.com/contactus or calling the appropriate telephone number to ensure that you use the correct mailing address.

Investors (other than institutions and small business retirement plans) opening a new account or making additional purchases by check should use the following addresses:

via U.S. Mail T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD 21297-1300	via private carriers/overnight services T. Rowe Price Account Services Mail Code 17300 4515 Painters Mill Road Owings Mills, MD 21117-4903

Investors (other than institutions and small business retirement plans) requesting an exchange or redemption should use the following addresses:

via U.S. Mail T. Rowe Price Account Services P.O. Box 17468 Baltimore, MD 21298-8275	via private carriers/overnight services T. Rowe Price Account Services Mail Code 17468 4515 Painters Mill Road Owings Mills, MD 21117-4903

T. Rowe Price	56

Investors in a small business retirement plan opening a new account, making a purchase by check, or placing an exchange or redemption should use the following addresses:

via U.S. Mail T. Rowe Price Retirement Client Services P.O. Box 17479 Baltimore, MD 21297-1479	via private carriers/overnight services T. Rowe Price Attn.: Retirement Operations 4515 Painters Mill Road Owings Mills, MD 21117-4903

Institutional investors opening a new account, making a purchase by check, or placing an exchange or redemption should use the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: Your transaction will receive the share price for the business day that the request is received by T. Rowe Price or its agent prior to the close of the NYSE (normally 4 p.m. ET), which could differ from the day that the request is received at the post office box.

Accounts Held Through Financial Intermediaries

If you hold shares of a fund through a financial intermediary, you must contact your financial intermediary to determine the requirements for opening a new account and placing transactions. Financial intermediaries should refer to the following information.

Telephone To open a new account, place transactions, or ask any question about an account, please call Financial Institution Services at 1-800-638-8790.

By Mail Financial intermediaries should send new account agreements and other documentation to the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842
INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income

Information About Accounts in T. Rowe Price Funds	57

tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Except for the Retirement Income 2020 Fund, dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option. For the Retirement Income 2020 Fund, subject to certain exceptions, regularly scheduled monthly dividends may generally not be reinvested. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Distributions not reinvested may be paid by check or transmitted to your bank account via Automated Clearing House or may be automatically invested into another fund account. For the Retirement Income 2020 Fund, regularly scheduled monthly dividends are generally not paid by check. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in additional shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

The following table provides details on dividend payments:

Dividend Payment Schedule
Fund	Dividends
Money market funds

• Shares purchased via wire that are received by T. Rowe Price by noon ET begin to earn dividends on that day. Shares purchased via a wire received after noon ET and through other methods normally begin to earn dividends on the business day after payment is received by T. Rowe Price.

• Dividends are declared daily and paid on the first business day of each month.

Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Dividends are declared daily and paid on the first business day of each month.

T. Rowe Price	58

Dividend Payment Schedule
Fund	Dividends
These stock funds only: • Balanced • Dividend Growth • Equity Income • Equity Index 500 • Global Real Estate • Growth & Income • Personal Strategy Balanced • Personal Strategy Income • Real Estate	• Dividends, if any, are declared and paid quarterly, in March, June, September, and December. • Must be a shareholder on the dividend record date.

These funds only: • Capital Appreciation & Income • Retirement Income 2020	• Dividends are declared and normally paid in the middle of each month.

Other stock funds	• Dividends, if any, are declared and paid annually, generally in December. • Must be a shareholder on the dividend record date.

Retirement, Retirement I, Spectrum, and Target Funds:

• Retirement Balanced and Spectrum Income	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Dividends are declared daily and paid on the first business day of each month.
• All others	• Dividends, if any, are declared and paid annually, generally in December. • Must be a shareholder on the dividend record date.

For funds that declare dividends daily, shares earn dividends through the date of a redemption (for redemptions from money market funds where the request is received prior to noon ET and proceeds are sent via wire, shares only earn dividends through the calendar day prior to the date of redemption). Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Information About Accounts in T. Rowe Price Funds	59

If you purchase and redeem your shares through a financial intermediary, consult your financial intermediary to determine when your shares begin and stop accruing dividends as the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is generally paid the following year. A fund may have to make additional capital gain distributions, if necessary, to comply with the applicable tax law. Capital gains are not expected from government or retail money market funds since they are managed to maintain a stable share price. However, if a money market fund unexpectedly has net capital gains for the year (after subtracting any capital losses), the capital gain may be declared and paid in December to shareholders of record.

Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

Additional information about the taxation of dividends for certain T. Rowe Price Funds is listed below:

Tax-Free and Municipal Funds
• Regular monthly dividends (including those from the state-specific tax-free funds) are expected to be exempt from federal income taxes.
• Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.
• Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that is subject to tax.

• For state-specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax of that particular state. For other funds, a small portion of your income dividend may be exempt from state and local income taxes.

T. Rowe Price	60

Tax-Free and Municipal Funds

• If a fund invests in certain “private activity” bonds that are not exempt from the alternative minimum tax, shareholders who are subject to the alternative minimum tax must include income generated by those bonds in their alternative minimum tax calculation. The portion of a fund’s income dividend that should be included in your alternative minimum tax calculation, if any, will be reported to you by mid-February on Form 1099-DIV.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the
121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the Global Real Estate Fund, Real Estate Fund, bond funds, or money market funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock funds, bond funds, or money market funds is expected to qualify for this deduction.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another fund in a taxable account is also a sale for tax purposes. As long as a money market fund maintains a stable share price of $1.00, a redemption or exchange to another fund will not result in a gain or loss for tax purposes. However, an exchange from one fund into a money market fund may result in a gain or loss on the fund from which shares were redeemed.

All or a portion of the loss realized from a sale or exchange of your fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date

Information About Accounts in T. Rowe Price Funds	61

on which the shares are sold or exchanged. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold or exchanged within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

T. Rowe Price (or your financial intermediary) will make available to you
Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. For mutual fund shares acquired prior to 2012 in most accounts established or opened by exchange in 1984 or later, our Form 1099-B will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. This information on average cost and gain or loss from sale is not reported to the Internal Revenue Service. For these mutual fund shares acquired prior to 2012, you may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

For mutual fund shares acquired after 2011, federal income tax regulations require us to report the cost basis information on Form 1099-B using a cost basis method selected by the shareholder in compliance with such regulations or, in the absence of such selected method, our default method if you acquire your shares directly from us. Our default method is average cost. For any fund shares acquired through a financial intermediary after 2011, you should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. T. Rowe Price and financial intermediaries are not required to issue a Form 1099-B to report sales of money market fund shares.

To help you maintain accurate records, T. Rowe Price will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year. If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with transaction confirmations and statements.

Taxes on Fund Distributions

T. Rowe Price (or your financial intermediary) will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain

T. Rowe Price	62

distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Dividends from tax-free funds are generally expected to be tax-exempt for federal income tax purposes. Your bond fund and money market fund dividends for each calendar year will include dividends accrued up to the first business day of the next calendar year. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held for six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt instruments are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

A fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as real estate investment trusts (REITs), and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest significantly in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments. The

Information About Accounts in T. Rowe Price Funds	63

Retirement Income 2020 Fund is also more likely to have some or all of its distributions recharacterized as returns of capital because of the predetermined monthly distribution amount.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

If a fund holds certain qualified tax credit bonds and elects to pass through the corresponding interest income and any available tax credits, you will need to report both the interest income and any such tax credits as taxable income. You may be able to claim the tax credits on your federal tax return as an offset to your income tax (including alternative minimum tax) liability, but the tax credits generally are not refundable. There is no assurance, however, that a fund will elect to pass through the income and credits.

If you are subject to backup withholding, we will have to withhold a 28% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if we are notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or our records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

The following table provides additional details on distributions for certain funds:

Taxes on Fund Distributions
Tax-Free and Municipal Funds

• Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.

• Payments received or gains realized on certain derivative transactions may result in taxable ordinary income or capital gains.

• To the extent the fund makes such investments, the likelihood of a taxable distribution will be increased.

Limited Duration Inflation Focused Bond and Inflation Protected Bond Funds

• Inflation adjustments on Treasury inflation protected securities that exceed deflation adjustments for the year will be distributed as a short-term capital gain, resulting in ordinary income.

• In computing the distribution amount, the funds cannot reduce inflation adjustments by short- or long-term capital losses from the sales of securities.

• Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year being treated as a return of capital.

Retirement, Retirement I, Spectrum, and Target Funds

• Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.

T. Rowe Price	64

Tax Consequences of Liquidity Fees

It is currently anticipated that shareholders of retail money market funds that impose a liquidity fee may generally treat the liquidity fee as offsetting the shareholder’s amount realized on the redemption (thereby decreasing the shareholder’s gain, or increasing the shareholder’s loss, on the redeemed amount). A fund that imposes a liquidity fee anticipates using 100% of the fee to help repair a market-based net asset value per share that was below $1.00.

Because the retail money market funds use amortized cost to maintain a stable share price of $1.00, in the event that a liquidity fee is imposed, a fund may need to distribute to its remaining shareholders sufficient value to prevent the fund from breaking the buck on the upside (i.e., by rounding up to $1.01 in pricing its shares) if the imposition of a liquidity fee causes the fund’s market-based net asset value to reach $1.0050. To the extent that a fund has sufficient earnings and profits to support the distribution, the additional dividends would be taxable as ordinary income to shareholders and would be eligible for deduction by the fund. Any distribution in excess of the fund’s earnings and profits would be treated as a return of capital, which would reduce your cost basis in the fund shares.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price Funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any

Information About Accounts in T. Rowe Price Funds	65

purchase or exchange order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money market funds, to suspend redemptions to facilitate an orderly liquidation.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-5660. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-4400	F71-040 10/30/17

STATEMENT OF ADDITIONAL INFORMATION

This is the Statement of Additional Information for all of the funds listed below. It is divided into two parts (Part I and Part II). Part I primarily contains information that is particular to each fund, while Part II contains information that generally applies to all of the mutual funds sponsored and managed by T. Rowe Price Associates, Inc. (“Price Funds”).

The date of this Statement of Additional Information (“SAI”) is October 30, 2017.

T. ROWE PRICE BALANCED FUND, INC.

T. Rowe Price Balanced Fund (RPBAX)

T. Rowe Price Balanced Fund—I Class (RBAIX)

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. Rowe Price Blue Chip Growth Fund (TRBCX)

T. Rowe Price Blue Chip Growth Fund—Advisor Class (PABGX)

T. Rowe Price Blue Chip Growth Fund—I Class (TBCIX)

T. Rowe Price Blue Chip Growth Fund—R Class (RRBGX)

T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.

T. Rowe Price Capital Appreciation Fund (PRWCX)

T. Rowe Price Capital Appreciation Fund—Advisor Class (PACLX)

T. Rowe Price Capital Appreciation Fund—I Class (TRAIX)

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND, INC.

T. Rowe Price Capital Appreciation & Income Fund (TCAPX)

T. Rowe Price Capital Appreciation & Income Fund—Advisor Class (TCAMX)

T. Rowe Price Capital Appreciation & Income Fund—I Class (TCIFX)

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. Rowe Price Capital Opportunity Fund (PRCOX)

T. Rowe Price Capital Opportunity Fund—Advisor Class (PACOX)

T. Rowe Price Capital Opportunity Fund—I Class (PCCOX)

T. Rowe Price Capital Opportunity Fund—R Class (RRCOX)

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. Rowe Price Corporate Income Fund (PRPIX)

T. Rowe Price Corporate Income Fund—I Class (TICCX)

T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.

T. Rowe Price Credit Opportunities Fund (PRCPX)

T. Rowe Price Credit Opportunities Fund—Advisor Class (PAOPX)

T. Rowe Price Credit Opportunities Fund—I Class (TCRRX)

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.

T. Rowe Price Diversified Mid-Cap Growth Fund (PRDMX)

T. Rowe Price Diversified Mid-Cap Growth Fund—I Class (RPTTX)

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. Rowe Price Dividend Growth Fund (PRDGX)

T. Rowe Price Dividend Growth Fund—Advisor Class (TADGX)

T. Rowe Price Dividend Growth Fund—I Class (PDGIX)

T. ROWE PRICE EQUITY INCOME FUND, INC

T. Rowe Price Equity Income Fund (PRFDX)

T. Rowe Price Equity Income Fund—Advisor Class (PAFDX)

T. Rowe Price Equity Income Fund—I Class (REIPX)

T. Rowe Price Equity Income Fund—R Class (RRFDX)

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. Rowe Price Financial Services Fund (PRISX)

T. Rowe Price Financial Services Fund—I Class (TFIFX)

T. ROWE PRICE FLOATING RATE FUND, INC.

T. Rowe Price Floating Rate Fund (PRFRX)

T. Rowe Price Floating Rate Fund—Advisor Class (PAFRX)

T. Rowe Price Floating Rate Fund—I Class (TFAIX)

C00-042 10/30/17

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

T. Rowe Price Global Allocation Fund (RPGAX)

T. Rowe Price Global Allocation Fund—Advisor Class (PAFGX)

T. Rowe Price Global Allocation Fund—I Class (TGAFX)

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.

T. Rowe Price Global Multi-Sector Bond Fund (PRSNX)

T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class (PRSAX)

T. Rowe Price Global Multi-Sector Bond Fund—I Class (PGMSX)

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.

T. Rowe Price Global Real Estate Fund (TRGRX)

T. Rowe Price Global Real Estate Fund—Advisor Class (PAGEX)

T. Rowe Price Global Real Estate Fund—I Class (TIRGX)

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. Rowe Price Global Technology Fund (PRGTX)

T. Rowe Price Global Technology Fund—I Class (PGTIX)

T. ROWE PRICE GNMA FUND, INC.

T. Rowe Price GNMA Fund (PRGMX)

T. Rowe Price GNMA Fund—I Class (PRXAX)

T. ROWE PRICE GOVERNMENT MONEY FUND, INC.

T. Rowe Price Government Money Fund (PRRXX)

T. Rowe Price Government Money Fund—I Class (TTGXX)

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. Rowe Price Growth & Income Fund (PRGIX)

T. Rowe Price Growth & Income Fund—I Class (TGTIX)

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. Rowe Price Growth Stock Fund (PRGFX)

T. Rowe Price Growth Stock Fund—Advisor Class (TRSAX)

T. Rowe Price Growth Stock Fund—I Class (PRUFX)

T. Rowe Price Growth Stock Fund—R Class (RRGSX)

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. Rowe Price Health Sciences Fund (PRHSX)

T. Rowe Price Health Sciences Fund—I Class (THISX)

T. ROWE PRICE HIGH YIELD FUND, INC.

T. Rowe Price High Yield Fund (PRHYX)

T. Rowe Price High Yield Fund—Advisor Class (PAHIX)

T. Rowe Price High Yield Fund—I Class (PRHIX)

T. Rowe Price U.S. High Yield Fund (TUHYX)

T. Rowe Price U.S. High Yield Fund—Advisor Class (TUHAX)

T. Rowe Price U.S. High Yield Fund—I Class (TUHIX)

T. ROWE PRICE INDEX TRUST, INC.

T. Rowe Price Equity Index 500 Fund (PREIX)

T. Rowe Price Equity Index 500 Fund—I Class (PRUIX)

T. Rowe Price Extended Equity Market Index Fund (PEXMX)

T. Rowe Price Mid-Cap Index Fund

T. Rowe Price Mid-Cap Index Fund—I Class

T. Rowe Price Small-Cap Index Fund

T. Rowe Price Small-Cap Index Fund—I Class

T. Rowe Price Total Equity Market Index Fund (POMIX)

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.

T. Rowe Price Inflation Protected Bond Fund (PRIPX)

T. Rowe Price Inflation Protected Bond Fund—I Class (TIIPX)

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC. (“Institutional Equity Funds”)

T. Rowe Price Institutional Large-Cap Core Growth Fund (TPLGX)

T. Rowe Price Institutional Large-Cap Growth Fund (TRLGX)

T. Rowe Price Institutional Large-Cap Value Fund (TILCX)

T. Rowe Price Institutional Mid-Cap Equity Growth Fund (PMEGX)

T. Rowe Price Institutional Small-Cap Stock Fund (TRSSX)

T. Rowe Price Institutional U.S. Structured Research Fund (TRISX)

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. Rowe Price Institutional Cash Reserves Fund (ICFXX)

T. Rowe Price Institutional Core Plus Fund (TICPX)

T. Rowe Price Institutional Credit Opportunities Fund (TRXPX)

T. Rowe Price Institutional Floating Rate Fund (RPIFX)

T. Rowe Price Institutional Floating Rate Fund—F Class (PFFRX)

T. Rowe Price Institutional Global Multi-Sector Bond Fund (RPGMX)

T. Rowe Price Institutional High Yield Fund (TRHYX)

T. Rowe Price Institutional Long Duration Credit Fund (RPLCX)

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. Rowe Price Institutional Africa & Middle East Fund (TRIAX)

T. Rowe Price Institutional Emerging Markets Bond Fund (TREBX)

T. Rowe Price Institutional Emerging Markets Equity Fund (IEMFX)

T. Rowe Price Institutional Frontier Markets Equity Fund (PRFFX)

T. Rowe Price Institutional Global Focused Growth Equity Fund (TRGSX)

T. Rowe Price Institutional Global Growth Equity Fund (RPIGX)

T. Rowe Price Institutional Global Value Equity Fund (PRIGX)

T. Rowe Price Institutional International Bond Fund (RPIIX)

T. Rowe Price Institutional International Concentrated Equity Fund (RPICX)

T. Rowe Price Institutional International Core Equity Fund (TRCEX)

T. Rowe Price Institutional International Growth Equity Fund (PRFEX)

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.

T. Rowe Price Intermediate Tax-Free High Yield Fund (PRIHX)

T. Rowe Price Intermediate Tax-Free High Yield Fund—Advisor Class (PRAHX)

T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class (TFHAX)

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. Rowe Price Africa & Middle East Fund (TRAMX)

T. Rowe Price Africa & Middle East Fund—I Class (PRAMX)

T. Rowe Price Asia Opportunities Fund (TRAOX)

T. Rowe Price Asia Opportunities Fund—Advisor Class (PAAOX)

T. Rowe Price Asia Opportunities Fund—I Class (TRASX)

T. Rowe Price Dynamic Global Bond Fund (RPIEX) (formerly T. Rowe Price Global Unconstrained Bond Fund)

T. Rowe Price Dynamic Global Bond Fund—Advisor Class (PAIEX) (formerly T. Rowe Price Global Unconstrained Bond Fund—Advisor Class)

T. Rowe Price Dynamic Global Bond Fund—I Class (RPEIX) (formerly T. Rowe Price Global Unconstrained Bond Fund—I Class)

T. Rowe Price Emerging Europe Fund (TREMX)

T. Rowe Price Emerging Europe Fund—I Class (TTEEX)

T. Rowe Price Emerging Markets Bond Fund (PREMX)

T. Rowe Price Emerging Markets Bond Fund—Advisor Class (PAIKX)

T. Rowe Price Emerging Markets Bond Fund—I Class (PRXIX)

T. Rowe Price Emerging Markets Corporate Bond Fund (TRECX)

T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class (PACEX)

T. Rowe Price Emerging Markets Corporate Bond Fund—I Class (TECIX)

T. Rowe Price Emerging Markets Local Currency Bond Fund (PRELX)

T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class (PAELX)

T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class (TEIMX)

T. Rowe Price Emerging Markets Stock Fund (PRMSX)

T. Rowe Price Emerging Markets Stock Fund—I Class (PRZIX)

T. Rowe Price Emerging Markets Value Stock Fund (PRIJX)

T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class (PAIJX)

T. Rowe Price Emerging Markets Value Stock Fund—I Class (REVIX)

T. Rowe Price European Stock Fund (PRESX)

T. Rowe Price European Stock Fund—I Class (TEUIX)

T. Rowe Price Global Consumer Fund (PGLOX)

T. Rowe Price Global Growth Stock Fund (RPGEX)

T. Rowe Price Global Growth Stock Fund—Advisor Class (PAGLX)

T. Rowe Price Global Growth Stock Fund—I Class (RGGIX)

T. Rowe Price Global High Income Bond Fund (RPIHX)

T. Rowe Price Global High Income Bond Fund—Advisor Class (PAIHX)

T. Rowe Price Global High Income Bond Fund—I Class (RPOIX)

T. Rowe Price Global Industrials Fund (RPGIX)

T. Rowe Price Global Industrials Fund—I Class (TRGAX)

T. Rowe Price Global Stock Fund (PRGSX)

T. Rowe Price Global Stock Fund—Advisor Class (PAGSX)

T. Rowe Price Global Stock Fund—I Class (TRGLX)

T. Rowe Price International Bond Fund (RPIBX)

T. Rowe Price International Bond Fund—Advisor Class (PAIBX)

T. Rowe Price International Bond Fund—I Class (RPISX)

T. Rowe Price International Bond Fund (USD Hedged) (TNIBX)

T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class (TTABX)

T. Rowe Price International Bond Fund (USD Hedged)—I Class (TNBMX)

T. Rowe Price International Concentrated Equity Fund (PRCNX)

T. Rowe Price International Concentrated Equity Fund—Advisor Class (PRNCX)

T. Rowe Price International Concentrated Equity Fund—I Class (RICIX)

T. Rowe Price International Discovery Fund (PRIDX)

T. Rowe Price International Discovery Fund—I Class (TIDDX)

T. Rowe Price International Stock Fund (PRITX)

T. Rowe Price International Stock Fund—Advisor Class (PAITX)

T. Rowe Price International Stock Fund—I Class (PRIUX)

T. Rowe Price International Stock Fund—R Class (RRITX)

T. Rowe Price International Value Equity Fund (formerly T. Rowe Price International Growth & Income Fund) (TRIGX)

T. Rowe Price International Value Equity Fund—Advisor Class (formerly T. Rowe Price International Growth & Income Fund—Advisor Class) (PAIGX)

T. Rowe Price International Value Equity Fund—I Class (formerly T. Rowe Price International Growth & Income Fund—I Class) (TRTIX)

T. Rowe Price International Value Equity Fund—R Class (formerly T. Rowe Price International Growth & Income Fund—R Class) (RRIGX)

T. Rowe Price Japan Fund (PRJPX)

T. Rowe Price Japan Fund—I Class (RJAIX)

T. Rowe Price Latin America Fund (PRLAX)

T. Rowe Price Latin America Fund—I Class (RLAIX)

T. Rowe Price New Asia Fund (PRASX)

T. Rowe Price New Asia Fund—I Class (PNSIX)

T. Rowe Price Overseas Stock Fund (TROSX)

T. Rowe Price Overseas Stock Fund—Advisor Class (PAEIX)

T. Rowe Price Overseas Stock Fund—I Class (TROIX)

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. Rowe Price International Equity Index Fund (PIEQX)

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.

T. Rowe Price Limited Duration Inflation Focused Bond Fund (TRBFX)

T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class (TRLDX)

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. Rowe Price Media & Telecommunications Fund (PRMTX)

T. Rowe Price Media & Telecommunications Fund—I Class (TTMIX)

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. Rowe Price Mid-Cap Growth Fund (RPMGX)

T. Rowe Price Mid-Cap Growth Fund—Advisor Class (PAMCX)

T. Rowe Price Mid-Cap Growth Fund—I Class (RPTIX)

T. Rowe Price Mid-Cap Growth Fund—R Class (RRMGX)

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. Rowe Price Mid-Cap Value Fund (TRMCX)

T. Rowe Price Mid-Cap Value Fund—Advisor Class (TAMVX)

T. Rowe Price Mid-Cap Value Fund—I Class (TRMIX)

T. Rowe Price Mid-Cap Value Fund—R Class (RRMVX)

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC. (“Multi-Sector Account Portfolios”)

T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

T. Rowe Price Floating Rate Multi-Sector Account Portfolio

T. Rowe Price High Yield Multi-Sector Account Portfolio

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.

T. Rowe Price Multi-Strategy Total Return Fund (TMSRX)

T. Rowe Price Multi-Strategy Total Return Fund—Advisor Class (TMSAX)

T. Rowe Price Multi-Strategy Total Return Fund—I Class (TMSSX)

T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.

T. Rowe Price New America Growth Fund (PRWAX)

T. Rowe Price New America Growth Fund—Advisor Class (PAWAX)

T. Rowe Price New America Growth Fund—I Class (PNAIX)

T. ROWE PRICE NEW ERA FUND, INC.

T. Rowe Price New Era Fund (PRNEX)

T. Rowe Price New Era Fund—I Class (TRNEX)

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. Rowe Price New Horizons Fund (PRNHX)

T. Rowe Price New Horizons Fund—I Class (PRJIX)

T. ROWE PRICE NEW INCOME FUND, INC.

T. Rowe Price New Income Fund (PRCIX)

T. Rowe Price New Income Fund—Advisor Class (PANIX)

T. Rowe Price New Income Fund—I Class (PRXEX)

T. Rowe Price New Income Fund—R Class (RRNIX)

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC. (“Personal Strategy Funds”)

T. Rowe Price Personal Strategy Balanced Fund (TRPBX)

T. Rowe Price Personal Strategy Balanced Fund—I Class (TPPAX)

T. Rowe Price Personal Strategy Growth Fund (TRSGX)

T. Rowe Price Personal Strategy Growth Fund—I Class (TGIPX)

T. Rowe Price Personal Strategy Income Fund (PRSIX)

T. Rowe Price Personal Strategy Income Fund—I Class (PPIPX)

T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.

T. Rowe Price QM Global Equity Fund (TQGEX)

T. Rowe Price QM Global Equity Fund—Advisor Class (TQGAX)

T. Rowe Price QM Global Equity Fund—I Class (TQGIX)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (TQSMX)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class (TQSAX)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class (TQSIX)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (PRDSX)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class (TQAAX)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class (TQAIX)

T. Rowe Price QM U.S. Value Equity Fund (TQMVX)

T. Rowe Price QM U.S. Value Equity Fund—Advisor Class (TQVAX)

T. Rowe Price QM U.S. Value Equity Fund—I Class (TQVIX)

T. ROWE PRICE REAL ASSETS FUND, INC.

T. Rowe Price Real Assets Fund (PRAFX)

T. Rowe Price Real Assets Fund—I Class (PRIKX)

T. ROWE PRICE REAL ESTATE FUND, INC.

T. Rowe Price Real Estate Fund (TRREX)

T. Rowe Price Real Estate Fund—Advisor Class (PAREX)

T. Rowe Price Real Estate Fund—I Class (TIRRX)

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. (“TRP Reserve Funds”)

T. Rowe Price Government Reserve Fund

T. Rowe Price Short-Term Fund

T. Rowe Price Short-Term Government Fund

T. Rowe Price Treasury Reserve Fund

T. ROWE PRICE RETIREMENT FUNDS, INC. (“Retirement Funds”)

T. Rowe Price Retirement 2005 Fund (TRRFX)

T. Rowe Price Retirement 2005 Fund—Advisor Class (PARGX)

T. Rowe Price Retirement 2005 Fund—R Class (RRTLX)

T. Rowe Price Retirement 2010 Fund (TRRAX)

T. Rowe Price Retirement 2010 Fund—Advisor Class (PARAX)

T. Rowe Price Retirement 2010 Fund—R Class (RRTAX)

T. Rowe Price Retirement 2015 Fund (TRRGX)

T. Rowe Price Retirement 2015 Fund—Advisor Class (PARHX)

T. Rowe Price Retirement 2015 Fund—R Class (RRTMX)

T. Rowe Price Retirement 2020 Fund (TRRBX)

T. Rowe Price Retirement 2020 Fund—Advisor Class (PARBX)

T. Rowe Price Retirement 2020 Fund—R Class (RRTBX)

T. Rowe Price Retirement 2025 Fund (TRRHX)

T. Rowe Price Retirement 2025 Fund—Advisor Class (PARJX)

T. Rowe Price Retirement 2025 Fund—R Class (RRTNX)

T. Rowe Price Retirement 2030 Fund (TRRCX)

T. Rowe Price Retirement 2030 Fund—Advisor Class (PARCX)

T. Rowe Price Retirement 2030 Fund—R Class (RRTCX)

T. Rowe Price Retirement 2035 Fund (TRRJX)

T. Rowe Price Retirement 2035 Fund—Advisor Class (PARKX)

T. Rowe Price Retirement 2035 Fund—R Class (RRTPX)

T. Rowe Price Retirement 2040 Fund (TRRDX)

T. Rowe Price Retirement 2040 Fund—Advisor Class (PARDX)

T. Rowe Price Retirement 2040 Fund—R Class (RRTDX)

T. Rowe Price Retirement 2045 Fund (TRRKX)

T. Rowe Price Retirement 2045 Fund—Advisor Class (PARLX)

T. Rowe Price Retirement 2045 Fund—R Class (RRTRX)

T. Rowe Price Retirement 2050 Fund (TRRMX)

T. Rowe Price Retirement 2050 Fund—Advisor Class (PARFX)

T. Rowe Price Retirement 2050 Fund—R Class (RRTFX)

T. Rowe Price Retirement 2055 Fund (TRRNX)

T. Rowe Price Retirement 2055 Fund—Advisor Class (PAROX)

T. Rowe Price Retirement 2055 Fund—R Class (RRTVX)

T. Rowe Price Retirement 2060 Fund (TRRLX)

T. Rowe Price Retirement 2060 Fund—Advisor Class (TRRYX)

T. Rowe Price Retirement 2060 Fund—R Class (TRRZX)

T. Rowe Price Retirement Balanced Fund (TRRIX)

T. Rowe Price Retirement Balanced Fund—Advisor Class (PARIX)

T. Rowe Price Retirement Balanced Fund—R Class (RRTIX)

T. Rowe Price Retirement I 2005 Fund—I Class (TRPFX)

T. Rowe Price Retirement I 2010 Fund—I Class (TRPAX)

T. Rowe Price Retirement I 2015 Fund—I Class (TRFGX)

T. Rowe Price Retirement I 2020 Fund—I Class (TRBRX)

T. Rowe Price Retirement I 2025 Fund—I Class (TRPHX)

T. Rowe Price Retirement I 2030 Fund—I Class (TRPCX)

T. Rowe Price Retirement I 2035 Fund—I Class (TRPJX)

T. Rowe Price Retirement I 2040 Fund—I Class (TRPDX)

T. Rowe Price Retirement I 2045 Fund—I Class (TRPKX)

T. Rowe Price Retirement I 2050 Fund—I Class (TRPMX)

T. Rowe Price Retirement I 2055 Fund—I Class (TRPNX)

T. Rowe Price Retirement I 2060 Fund—I Class (TRPLX)

T. Rowe Price Retirement Balanced I Fund—I Class (TRPTX)

T. Rowe Price Retirement Income 2020 Fund (TRLAX)

T. Rowe Price Target 2005 Fund (TRARX)

T. Rowe Price Target 2005 Fund—Advisor Class (PANRX)

T. Rowe Price Target 2005 Fund—I Class (TFRRX)

T. Rowe Price Target 2010 Fund (TRROX)

T. Rowe Price Target 2010 Fund—Advisor Class (PAERX)

T. Rowe Price Target 2010 Fund—I Class (TORFX)

T. Rowe Price Target 2015 Fund (TRRTX)

T. Rowe Price Target 2015 Fund—Advisor Class (PAHRX)

T. Rowe Price Target 2015 Fund—I Class (TTRTX)

T. Rowe Price Target 2020 Fund (TRRUX)

T. Rowe Price Target 2020 Fund—Advisor Class (PAIRX)

T. Rowe Price Target 2020 Fund—I Class (TTURX)

T. Rowe Price Target 2025 Fund (TRRVX)

T. Rowe Price Target 2025 Fund—Advisor Class (PAJRX)

T. Rowe Price Target 2025 Fund—I Class (TRVVX)

T. Rowe Price Target 2030 Fund (TRRWX)

T. Rowe Price Target 2030 Fund—Advisor Class (PAKRX)

T. Rowe Price Target 2030 Fund—I Class (TWRRX)

T. Rowe Price Target 2035 Fund (RPGRX)

T. Rowe Price Target 2035 Fund—Advisor Class (PATVX)

T. Rowe Price Target 2035 Fund—I Class (TPGPX)

T. Rowe Price Target 2040 Fund (TRHRX)

T. Rowe Price Target 2040 Fund—Advisor Class (PAHHX)

T. Rowe Price Target 2040 Fund—I Class (TRXRX)

T. Rowe Price Target 2045 Fund (RPTFX)

T. Rowe Price Target 2045 Fund—Advisor Class (PAFFX)

T. Rowe Price Target 2045 Fund—I Class (TRFWX)

T. Rowe Price Target 2050 Fund (TRFOX)

T. Rowe Price Target 2050 Fund—Advisor Class (PAOFX)

T. Rowe Price Target 2050 Fund—I Class (TOORX)

T. Rowe Price Target 2055 Fund (TRFFX)

T. Rowe Price Target 2055 Fund—Advisor Class (PAFTX)

T. Rowe Price Target 2055 Fund—I Class (TRPPX)

T. Rowe Price Target 2060 Fund (TRTFX)

T. Rowe Price Target 2060 Fund—Advisor Class (TRTGX)

T. Rowe Price Target 2060 Fund—I Class (TTOIX)

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. Rowe Price Science & Technology Fund (PRSCX)

T. Rowe Price Science & Technology Fund—Advisor Class (PASTX)

T. Rowe Price Science & Technology Fund—I Class (TSNIX)

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. Rowe Price Short-Term Bond Fund (PRWBX)

T. Rowe Price Short-Term Bond Fund—Advisor Class (PASHX)

T. Rowe Price Short-Term Bond Fund—I Class (TBSIX)

T. Rowe Price Ultra Short-Term Bond Fund (TRBUX)

T. Rowe Price Ultra Short-Term Bond Fund—I Class (TRSTX)

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. Rowe Price Small-Cap Stock Fund (OTCFX)

T. Rowe Price Small-Cap Stock Fund—Advisor Class (PASSX)

T. Rowe Price Small-Cap Stock Fund—I Class (OTIIX)

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. Rowe Price Small-Cap Value Fund (PRSVX)

T. Rowe Price Small-Cap Value Fund—Advisor Class (PASVX)

T. Rowe Price Small-Cap Value Fund—I Class (PRVIX)

T. ROWE PRICE SPECTRUM FUND, INC. (“Spectrum Funds”)

Spectrum Growth Fund (PRSGX)

Spectrum Income Fund (RPSIX)

Spectrum International Fund (PSILX)

T. ROWE PRICE STATE TAX-FREE FUNDS, INC.

T. Rowe Price California Tax-Free Bond Fund (PRXCX)

T. Rowe Price California Tax-Free Bond Fund—I Class (TCFEX)

T. Rowe Price California Tax-Free Money Fund (PCTXX)

T. Rowe Price California Tax-Free Money Fund—I Class (TCBXX)

T. Rowe Price Georgia Tax-Free Bond Fund (GTFBX)

T. Rowe Price Georgia Tax-Free Bond Fund—I Class (TBGAX)

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (PRMDX)

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class (TRMUX)

T. Rowe Price Maryland Tax-Free Bond Fund (MDXBX)

T. Rowe Price Maryland Tax-Free Bond Fund—I Class (TFBIX)

T. Rowe Price Maryland Tax-Free Money Fund (TMDXX)

T. Rowe Price Maryland Tax-Free Money Fund— I Class (TWNXX)

T. Rowe Price New Jersey Tax-Free Bond Fund (NJTFX)

T. Rowe Price New Jersey Tax-Free Bond Fund—I Class (TRJIX)

T. Rowe Price New York Tax-Free Bond Fund (PRNYX)

T. Rowe Price New York Tax-Free Bond Fund—I Class (TRYIX)

T. Rowe Price New York Tax-Free Money Fund (NYTXX)

T. Rowe Price New York Tax-Free Money Fund—I Class (TRNXX)

T. Rowe Price Virginia Tax-Free Bond Fund (PRVAX)

T. Rowe Price Virginia Tax-Free Bond Fund—I Class (TFBVX)

T. ROWE PRICE SUMMIT FUNDS, INC. (“Summit Income Funds”)

T. Rowe Price Cash Reserves Fund (TSCXX)

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. (“Summit Municipal Funds”)

T. Rowe Price Summit Municipal Income Fund (PRINX)

T. Rowe Price Summit Municipal Income Fund—Advisor Class (PAIMX)

T. Rowe Price Summit Municipal Intermediate Fund (PRSMX)

T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class (PAIFX)

T. Rowe Price Summit Municipal Money Market Fund (TRSXX)

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. (“Tax-Efficient Funds”)

T. Rowe Price Tax-Efficient Equity Fund (PREFX)

T. Rowe Price Tax-Efficient Equity Fund—I Class (TEEFX)

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. Rowe Price Tax-Exempt Money Fund (PTEXX)

T. Rowe Price Tax-Exempt Money Fund—I Class (TERXX)

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. Rowe Price Tax-Free High Yield Fund (PRFHX)

T. Rowe Price Tax-Free High Yield Fund—Advisor Class (PATFX)

T. Rowe Price Tax-Free High Yield Fund—I Class (PTYIX)

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. Rowe Price Tax-Free Income Fund (PRTAX)

T. Rowe Price Tax-Free Income Fund—Advisor Class (PATAX)

T. Rowe Price Tax-Free Income Fund—I Class (TFILX)

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. Rowe Price Tax-Free Short-Intermediate Fund (PRFSX)

T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class (PATIX)

T. Rowe Price Tax-Free Short-Intermediate Fund—I Class (TTSIX)

T. ROWE PRICE TOTAL RETURN FUND, INC.

T. Rowe Price Total Return Fund (PTTFX)

T. Rowe Price Total Return Fund—Advisor Class (PTATX)

T. Rowe Price Total Return Fund—I Class (PTKIX)

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.

T. Rowe Price U.S. Bond Enhanced Index Fund (PBDIX)

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.

T. Rowe Price U.S. Large-Cap Core Fund (TRULX)

T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class (PAULX)

T. Rowe Price U.S. Large-Cap Core Fund—I Class (RCLIX)

T. ROWE PRICE U.S. TREASURY FUNDS, INC. (“U.S. Treasury Funds”)

U.S. Treasury Intermediate Fund (PRTIX)

U.S. Treasury Intermediate Fund—I Class (PRKIX)

U.S. Treasury Long-Term Fund (PRULX)

U.S. Treasury Long-Term Fund—I Class (PRUUX)

U.S. Treasury Money Fund (PRTXX)

U.S. Treasury Money Fund—I Class (TRGXX)

T. ROWE PRICE VALUE FUND, INC.

T. Rowe Price Value Fund (TRVLX)

T. Rowe Price Value Fund—Advisor Class (PAVLX)

T. Rowe Price Value Fund—I Class (TRPIX)

Mailing Address:

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This SAI is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. (“Investment Services”).

Each fund’s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund’s annual or semiannual report and incorporated by reference into this SAI. The Africa & Middle East Fund—I Class, Asia Opportunities Fund—I Class, California Tax-Free Bond Fund—I Class, California Tax-Free Money Fund—I Class, Capital Appreciation & Income Fund, Capital Appreciation & Income Fund—Advisor Class, Capital Appreciation & Income—I Class, Credit Opportunities Fund—I Class, Diversified Mid-Cap Growth Fund—I Class, Emerging Europe Fund—I Class, Emerging Markets Value Stock Fund—I Class, European Stock Fund—I Class, Floating Rate Fund—I Class, Georgia Tax-Free Bond Fund—I Class, Global Growth Stock Fund—I Class, Global Industrials Fund—I Class, Global Stock Fund—I Class, Institutional Cash Reserves Fund, Intermediate Tax-Free High Yield Fund—I Class, International Bond Fund (USD Hedged), International Bond Fund (USD Hedged)—Advisor Class, International Bond Fund (USD Hedged)—I Class, International Concentrated Equity Fund—I Class, Japan Fund—I Class, Latin America Fund—I Class, Maryland Short-Term Tax-Free Bond Fund—I Class, Maryland Tax-Free Bond Fund—I Class, Maryland Tax-Free Money Fund— I Class, Multi-Strategy Total Return Fund, Multi-Strategy Total Return Fund—Advisor Class, Multi-Strategy Total Return Fund—I Class, New Jersey Tax-Free Bond Fund—I Class, New York Tax-Free Bond Fund—I Class, New York Tax-Free Money Fund—I Class, Retirement Income 2020 Fund, Short-Term Government Fund, Tax-Efficient Equity Fund—I Class, Tax-Exempt Money Fund—I Class, Tax-Free Income Fund—I Class, Ultra Short-Term Bond Fund—I Class, and Virginia Tax-Free Bond Fund—I Class have not been in operation long enough to have complete financial statements.

If you would like a prospectus or an annual or semiannual shareholder report for a fund, please visit troweprice.com or call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

PART I – TABLE OF CONTENTS

References to the following are as indicated:

Fitch Ratings, Inc. (“Fitch”)

Internal Revenue Code of 1986, as amended (“Code”)

Internal Revenue Service (“IRS”)

Investment Company Act of 1940, as amended (“1940 Act”)

Moody’s Investors Service, Inc. (“Moody’s”)

Securities Act of 1933, as amended (“1933 Act”)

Securities and Exchange Commission (“SEC”)

Securities Exchange Act of 1934, as amended (“1934 Act”)

S & P Global Ratings (“S&P”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price Hong Kong Limited (“Price Hong Kong”)

T. Rowe Price International Ltd (“T. Rowe Price International”)

T. Rowe Price Singapore Private Ltd. (“Price Singapore”)

While many T. Rowe Funds are offered in more than one share class, not all funds are offered in the share classes described below. The front cover of each Price Fund’s prospectus indicates which share classes are available for the fund.

Investor Class

The Investor Class is generally designed for individual investors, but is also available to institutions and a wide variety of other types of investors. The Investor Class may be purchased directly through T. Rowe Price or through a financial intermediary. A Price Fund (other than an Institutional Fund) that does not indicate a specific share class after its name is considered to be the Investor Class of that fund.

I Class

The I Class generally requires a $1,000,000 initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts for their customers, client accounts for which T. Rowe Price or its affiliate has discretionary investment authority, and certain other accounts. I Class shares are designed to be sold to corporations, endowments and foundations, charitable trusts, defined benefit and defined contribution retirement plans, brokers, registered investment advisers, banks and bank trust programs, investment companies and other pooled investment vehicles, and certain individuals meeting the investment minimum or other specific criteria.

Advisor Class

The Advisor Class is designed to be sold through various financial intermediaries, such as broker-dealers, banks, insurance companies, retirement plan recordkeepers, and financial advisors. The Advisor Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The Advisor Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

R Class

The R Class is designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and certain other accounts, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. The R Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The R Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

Institutional Funds

Most of the T. Rowe Price Institutional Funds are available only in a single share class (referred to as the “Institutional Class”). The Institutional Class (other than their F Class shares) generally requires a $1,000,000 initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts. The Institutional Class is designed for institutional investors, which typically include but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans.

F Class

The F Class is a separate share class of certain Institutional Funds and is designed to be sold only through financial advisors and certain third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries that provide various distribution and administrative services. F Class shares are not intended to be offered by intermediaries through a mutual fund “supermarket” platform. The F Class cannot be purchased directly through T. Rowe Price and must be purchased through an intermediary.

Mid-Cap Index Fund, Multi-Sector Account Portfolios, Small-Cap Index Fund, and TRP Reserve Funds

These funds are not available for direct purchase by members of the public. Shares of these funds may only be purchased by or on behalf of mutual funds, Section 529 college savings plans, or certain institutional client accounts for which T. Rowe Price or one of its affiliates has discretionary investment authority.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. The table also lists each fund’s category, which should be used to identify groups of funds that are referenced throughout this SAI. The prospectus date shown for each fund reflects the date that the prospectus will be annually updated once the fund has been in operation at its fiscal year-end.

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Africa & Middle East Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Balanced	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Balanced Fund—I Class	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Blue Chip Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money Fund—I Class	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Capital Appreciation	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation & Income	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation & Income Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation & Income Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Cash Reserves	Taxable Money	Oct 31	Oct 31	Apr 30	March 1
Corporate Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Corporate Income Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Diversified Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Mid-Cap Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Dynamic Global Bond	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Dynamic Global Bond Fund—Advisor Class	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Dynamic Global Bond Fund—I Class	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Emerging Europe	International Equity	Oct 31	Oct 31	Apr 30	March 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Emerging Europe Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Bond Fund—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond Fund—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond Fund—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Value Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Value Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Value Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500	Index Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500 Fund—I Class	Index Equity	Dec 31	Dec 31	June 30	May 1
European Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
European Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services	Equity	Dec 31	Dec 31	June 30	May 1
Financial Services Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Floating Rate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Georgia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Georgia Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Global Allocation	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Allocation Fund—Advisor Class	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Allocation Fund—I Class	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Consumer	Equity	Dec 31	Dec 31	June 30	May 1
Global Growth Stock	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Growth Stock Fund—Advisor Class	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Growth Stock Fund—I Class	Equity	Oct 31	Oct 31	Apr 30	March 1
Global High Income Bond	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Global High Income Bond Fund—Advisor Class	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Global High Income Bond Fund—I Class	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Global Industrials	Equity	Dec 31	Dec 31	June 30	May 1
Global Industrials Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Global Multi-Sector Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Multi-Sector Bond Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Multi-Sector Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Global Real Estate Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Global Real Estate Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Global Stock	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Stock Fund—Advisor Class	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Stock Fund—I Class	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology	Equity	Dec 31	Dec 31	June 30	May 1
Global Technology Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
GNMA	Taxable Bond	May 31	May 31	Nov 30	Oct 1
GNMA Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Government Money	Taxable Money	May 31	May 31	Nov 30	Oct 1
Government Money Fund—I Class	Taxable Money	May 31	May 31	Nov 30	Oct 1
Government Reserve	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income	Equity	Dec 31	Dec 31	June 30	May 1
Growth & Income Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Growth Stock	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Inflation Protected Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Inflation Protected Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Cash Reserves	Taxable Money	May 31	May 31	Nov 30	Oct 1
Institutional Core Plus	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Credit Opportunities	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Floating Rate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Floating Rate Fund—F Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Frontier Markets Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Focused Growth Equity	Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Growth Equity	Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Multi-Sector Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Global Value Equity	Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional International Concentrated Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Core Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Growth Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Large-Cap Core Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Institutional Large-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Long Duration Credit	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Mid-Cap Equity Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Institutional U.S. Structured Research	Equity	Dec 31	Dec 31	June 30	May 1
Intermediate Tax-Free High Yield	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Intermediate Tax-Free High Yield Fund—Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Intermediate Tax-Free High Yield Fund—I Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund (USD Hedged)	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund (USD Hedged)—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund (USD Hedged)—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Concentrated Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Concentrated Equity Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Concentrated Equity Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Discovery	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Discovery Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund—R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Investment-Grade Corporate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Japan	International Equity	Oct 31	Oct 31	Apr 30	March 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Japan Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Limited Duration Inflation Focused Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Limited Duration Inflation Focused Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Maryland Short-Term Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Short-Term Tax-Free Bond Fund— I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money Fund—I Class	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Media & Telecommunications	Equity	Dec 31	Dec 31	June 30	May 1
Media & Telecommunications Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Index Fund—I Class	Index Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mortgage-Backed Securities Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Multi-Strategy Total Return	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Multi-Strategy Total Return Fund—Advisor Class	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Multi-Strategy Total Return Fund—I Class	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
New America Growth	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
New Asia	International Equity	Oct 31	Oct 31	Apr 30	March 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
New Asia Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era	Equity	Dec 31	Dec 31	June 30	May 1
New Era Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
New Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—R Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New Jersey Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money Fund—I Class	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Overseas Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Overseas Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Overseas Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Personal Strategy Balanced	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Balanced Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Growth	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Growth Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
QM Global Equity	Equity	Dec 31	Dec 31	June 30	May 1
QM Global Equity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
QM Global Equity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small & Mid-Cap Core Equity	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small-Cap Growth Equity	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small-Cap Growth Equity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Value Equity	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
QM U.S. Value Equity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Value Equity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Real Assets	Equity	Dec 31	Dec 31	June 30	May 1
Real Assets Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Retirement 2005	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Retirement 2045 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2005 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2010 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2015 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2020 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2025 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2030 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2035 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2040 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2045 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2050 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2055 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2060 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced I Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Income 2020	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Science & Technology	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Short-Term	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Government	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Index Fund—I Class	Index Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Spectrum Growth	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum Income	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum International	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Summit Municipal Income	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Income Fund—Advisor Class	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate Fund—Advisor Class	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Money Market	Tax-Free Money	Oct 31	Oct 31	Apr 30	March 1
Target 2005	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2005 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2005 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2010	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2010 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2010 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2015	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2015 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2015 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2020	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2020 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2020 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2025	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2025 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2025 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2030	Asset Allocation	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Target 2030 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2030 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2035	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2035 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2035 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2040	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2040 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2040 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2045	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2045 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2045 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2050	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2050 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2050 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2055	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2055 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2055 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2060	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2060 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2060 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Tax-Efficient Equity	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Efficient Equity—I Class	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money—I Class	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield Fund—Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield Fund—I Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund—Advisor Class	Tax Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund—I Class	Tax Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate Fund—Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate Fund—I Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Total Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Total Return	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Total Return Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Total Return Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Treasury Reserve	Taxable Money	May 31	May 31	Nov 30	Oct 1
U.S. Bond Enhanced Index	Index Bond	Oct 31	Oct 31	Apr 30	March 1
U.S. High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
U.S. High Yield Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. High Yield Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Large-Cap Core	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Large-Cap Core Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Large-Cap Core Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Treasury Intermediate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Intermediate Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money	Taxable Money	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money Fund—I Class	Taxable Money	May 31	May 31	Nov 30	Oct 1
Ultra Short-Term Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Ultra Short-Term Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Value	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Virginia Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
MANAGEMENT OF THE FUNDS

The officers and directors of the Price Funds are listed on the following pages. Unless otherwise noted, the address of each officer and director is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is overseen by a Board of Directors (“Board”) that meets regularly to review a wide variety of matters affecting or potentially affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Boards elect the funds’ officers and are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland, and other applicable laws. At least 75% of each Board’s members are independent of T. Rowe Price and its affiliates. The directors who are also employees or officers of T. Rowe Price are considered to be inside or interested directors because of their relationships with T. Rowe Price and its affiliates. Each inside director and officer (except as indicated in the tables setting forth the directors’ and officers’ principal occupations during the past five years) has been an employee of T. Rowe Price or its affiliates for five or more years. The Boards normally hold five regularly scheduled formal meetings during each calendar year. Although the Boards have direct responsibility over various matters (such as approval of advisory contracts and review of fund performance), each Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Board. The Boards believe that a committee structure is an effective means to permit directors to focus on particular operations or issues affecting the funds, including risk oversight. Each Board currently has three standing committees, a Committee of Independent Directors, a Joint Audit Committee, and an Executive Committee, which are described in greater detail in the following paragraphs.

Edward C. Bernard, an inside director, serves as the Chairman of the Board of each fund. The independent directors of each fund have designated a Lead Independent Director, who functions as a liaison between the Chairman of the Board and the other independent directors. The Lead Independent Director presides at all executive sessions of the independent directors, reviews and provides input on Board meeting agendas and materials, and typically represents the independent directors in discussions with T. Rowe Price management. Anthony W. Deering currently serves as Lead Independent Director of each Board. Each fund’s Board has determined that its leadership and committee structure is appropriate because the Board believes that it sets the proper tone for the relationship between the fund, on the one hand, and T. Rowe Price or its affiliates and the fund’s other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees and the full Board. The same independent directors currently serve on the Boards of all of the Price Funds. This approach is designed to provide effective governance by exposing the independent directors to a wider range of business issues and market trends, allowing the directors to better share their knowledge, background and experience, and permitting the Boards to operate more efficiently, particularly with respect to matters common to all Price Funds.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for, among other things, seeking, reviewing and selecting candidates to fill independent director vacancies on each fund’s Board, periodically evaluating the compensation payable to the independent directors, and performing certain functions with respect to the governance of the funds. The Lead Independent Director serves as chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees for independent directors. Nominees, like current directors, will be considered based on the ability to review critically, evaluate, question, and discuss information provided to them, to interact effectively with the funds’ management and counsel and the various service providers to the funds, and to exercise reasonable business judgment in the performance of their duties as directors. Nominees will be considered in light of their individual experience, qualifications, attributes, or skills. Nominees will also be considered based on their independence from T. Rowe Price and other principal service providers. Shareholders should submit their recommendations to the secretary of the funds. The committee met 11 times in 2016 in conjunction with the full Board.

The Joint Audit Committee consists of only independent directors. The current members of the committee are Bruce W. Duncan, Paul F. McBride, Cecilia E. Rouse, and Mark R. Tercek. Mr. Duncan serves as chairman of the committee and is considered an “audit committee financial expert,” as defined by the SEC. The Joint Audit Committee oversees the pricing processes for the Price Funds and holds three regular meetings during each fiscal year. Two of the meetings include the attendance of the independent registered public accounting firm of the Price Funds as the Joint Audit Committee reviews: (1) the services provided; (2) the findings of the most recent audits; (3) management’s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants’ fees; (6) the qualifications, independence, and performance of the independent registered public accounting firm; and (7) any accounting questions relating to particular areas of the Price Funds’ operations or the operations of parties dealing with the Price Funds, as circumstances indicate. A third meeting is devoted primarily to a review of the risk management program of the funds’ investment adviser. The Joint Audit Committee met four times in 2016.

The Executive Committee, which consists of each fund’s inside directors, has been authorized by its respective Board to exercise all powers of the Boards of the funds in the intervals between regular meetings of the Boards, except for those powers prohibited by statute from being delegated. All actions of the Executive Committee must be approved in advance by one independent director and reviewed after the fact by the full Board. The Executive Committee for each fund does not hold regularly scheduled meetings. The Executive Committee took action by written consent on behalf of 13 funds during 2016.

Like other mutual funds, the funds are subject to risks, including investment, compliance, operational, and valuation risks, among others. The Boards oversee risk as part of their oversight of the funds. Risk oversight is addressed as part of various Board and committee activities. The Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser or its affiliates, the funds’ Chief Compliance Officer, the funds’ independent registered public accounting firm, legal counsel, and internal auditors for T. Rowe Price or its affiliates, as appropriate, regarding risks faced by the funds and the risk management programs of the investment adviser and certain other service providers. Also, the Joint Audit Committee receives periodic reports from members of the adviser’s Risk Management Oversight Committee on the significant risks inherent to the adviser’s business, including aggregate investment risks, reputational risk, business continuity risk, and operational risk. The actual day-to-day risk management functions with respect to the funds are subsumed within the responsibilities of the investment adviser, its affiliates that serve as investment sub-advisers to the funds, and other service providers (depending on the nature of the risk) that carry out the funds’ investment management and business affairs. Although the risk management policies of T. Rowe Price and its affiliates, and the funds’ other service providers, are reasonably designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will always be effective. An investment in a Price Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third party service providers or trading counterparties. Although the funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A fund and its shareholders could be negatively impacted as a result. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks may be simply beyond any control of the funds, T. Rowe Price and its affiliates, or other service providers.

Each director’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other directors, have led to the conclusion that each director should serve on the Boards of the Price Funds. Attributes common to all directors include the ability to review critically, evaluate, question, and discuss information provided to them, to interact effectively with the funds’ management and counsel and the various service providers to the funds, and to exercise reasonable business judgment in the performance of their duties as directors. In addition, the actual service and commitment of the directors during their tenure on the funds’ Boards is taken into consideration in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through his or her educational background or professional training; business, consulting, public service, or academic positions; experience from service as a director of the Price Funds, public companies, non-profit entities, or other organizations; or other experiences. Each director brings a diverse perspective to the Boards. Set forth below is a brief discussion of the specific experience, qualifications, attributes, or skills of each director that led to the conclusion that he or she should serve as a director.

Edward C. Bernard has been an inside director and chairman of the board of all the Price Funds since 2006. Mr. Bernard has more than 25 years of experience in the investment management industry, all of which have been with T. Rowe Price. In addition to his responsibilities with T. Rowe Price and the Price Funds, Mr. Bernard served as chairman (from 2009 to 2011) and is currently the vice chairman of the board of governors of the Investment Company Institute, the national trade association for the mutual fund industry.

William R. Brody had been an independent director of the Price Funds since 2009. Dr. Brody has substantial experience in the public health and research fields, as well as academia. He previously served as president of the Johns Hopkins University, as well as on the boards of John Hopkins University, Johns Hopkins Health System, Salk Institute for Biological Studies, BioMed Realty Trust, IBM, and Novartis. He has also served on the boards of a number of other private companies and non-profit entities, including Mesa Biotech, Kool Smiles, Novamed, Radiology Partners, Stanford University, Standard Healthcare, and the Commonwealth Fund, which funds health services research. Dr. Brody retired as independent director of the Price Funds on December 31, 2016.

Anthony W. Deering has been an independent director of the Price Funds for more than 30 years. He currently serves as the Lead Independent Director and was a member of the Joint Audit Committee until September 2014. Mr. Deering brings a wealth of financial services and investment management experience to the Boards. He is the former chair and chief executive officer of the Rouse Company and has also served on the boards of a number of public companies, including Deutsche Bank North America, Vornado Realty Trust, Brixmor Real Estate Investment Trust, Mercantile Bank, and Under Armour. He has also served on the boards of a number of private companies and non-profit entities, including the Investment Company Institute,

Baltimore Museum of Art, Parks & People Foundation, The Rouse Company Foundation, and The Charlesmead Foundation among others.

Bruce W. Duncan has substantial experience in the field of commercial real estate. He currently serves as chairman of the board of First Industrial Realty Trust and he served as president until September 2016 and chief executive officer until December 2016. In May 2016, Mr. Duncan became a member of the board and compensation committee of Boston Properties. He has been an independent director of the Price Funds since October 2013. In September 2014, he became a member of the Joint Audit Committee and, in July 2017, he became the chairman of the committee. In September 2016, Mr. Duncan became a member of the board and finance committee of Marriott International, Inc.

Robert J. Gerrard, Jr. has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013), and served as a chairman of the Joint Audit Committee until July 2017. He has substantial legal and business experience in the industries relating to communications and interactive data services. He has served on the board and compensation committee for Syniverse Holdings and as general counsel to Scripps Networks.

Paul F. McBride has served in various management and senior leadership roles with the Black & Decker Corporation and General Electric Company. He serves on the advisory board of Vizzia Technologies. He led businesses in the materials, industrial, and consumer durable segments. He also has significant global experience. He has served on the boards of a number of private and non-profit entities, including Dunbar Armored, Gilman School, and Living Classrooms Foundation. He has been an independent director of the Price Funds since October 2013 and, in September 2014, he became a member of the Joint Audit Committee.

Brian C. Rogers was an inside director of the domestic equity and international Price Funds for more than 20 years. Mr. Rogers served in a variety of senior leadership roles since joining T. Rowe Price in 1982. Mr. Rogers retired from T. Rowe Price effective March 31, 2017. However, he continues to serve as director and non-executive chairman of the board of T. Rowe Price Group, Inc. In addition to his various offices held with T. Rowe Price and its affiliates, he is a Chartered Financial Analyst and served as a member of the T. Rowe Price Asset Allocation Committee. On April 1, 2017, Robert W. Sharps replaced Mr. Rogers as an inside director of the domestic equity and international Price Funds.

Cecilia E. Rouse has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013), and became a member of the Joint Audit Committee in September 2014. Dr. Rouse has extensive experience in the fields of higher education and economic research. She has served in a variety of roles at Princeton University, including as a dean, professor, and leader of economic research. She has also served on the board of MDRC, a non-profit education and social policy organization dedicated to improving programs and policies that affect the poor, and as a member of numerous entities, including the American Economic Association, National Bureau of Economic Research, National Academy of Education, and the Association of Public Policy and Management Policy Council.

John G. Schreiber has been an independent director of the Price Funds for more than 20 years and served as a member of the Joint Audit Committee until September 2015. He has significant experience investing in real estate transactions and brings substantial financial services and investment management experience to the Boards. He is the president of Centaur Capital Partners, Inc. and a retired partner and cofounder of Blackstone Real Estate Advisors. He previously served as chairman and chief executive officer of JMB Urban Development Co. and executive vice president of JMB Realty Corporation. Mr. Schreiber currently serves on the boards of JMB Realty Corporation, Brixmor Property Group, Hilton Worldwide, and trustee of Loyola University of Chicago, and is a past board member of Urban Shopping Centers, Inc., Host Hotels & Resorts, Inc., The Rouse Company, General Growth Properties, AMLI Residential Properties Trust, Blackstone Mortgage Trust, and Hudson Pacific Properties.

Robert W. Sharps was elected as an inside director of the domestic equity and international Price Funds effective April 1, 2017. Mr. Sharps currently serves as the co-head of Global Equities and Group Chief Investment Officer for T. Rowe Price. He is also a member of the T. Rowe Price Management Committee, International Steering Committee, Equity Steering Committee, Asset Allocation Committee, and Product Strategy Committee. Prior to joining the T. Rowe Price in 1997, Mr. Sharps was a senior consultant at KPMG

Peat Marwick. In addition to his various offices held with T. Rowe Price and its affiliates, Mr. Sharps is a Chartered Financial Analyst.

Mark R. Tercek has been an independent director of the Price Funds since 2009. Mr. Tercek served as chairman of the Joint Audit Committee until September 2014 and served as a member of the committee since July 2017. He brings substantial financial services experience to the Boards. He was a managing director of Goldman Sachs and is currently president and chief executive officer of The Nature Conservancy.

Edward A. Wiese was elected as an inside director of the domestic fixed income Price Funds in 2015. Mr. Wiese is a Chartered Financial Analyst with over 30 years of investment experience, all of which have been with T. Rowe Price. He currently serves as the director of fixed income for T. Rowe Price and as the chairman of the T. Rowe Price Fixed Income Steering Committee, and served as a portfolio manager for various short-term bond and low duration domestic bond strategies until December 2016.

In addition, the following tables provide biographical information for the directors, along with their principal occupations and any directorships they have held of public companies and other investment companies during the past five years.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies and Other Investment Companies During Past 5 Years
William R. Brody, M.D., Ph.D.* 1944 0 portfolios

President and Trustee, Salk Institute for Biological Studies (2009 to 2015); Director, BioMed Realty Trust (2013 to 2016); Chairman of the Board,

Mesa Biotech, a molecular diagnostic company

(March 2016 to present); Director, Radiology Partners, an integrated radiology practice management company (June 2016 to present)

IBM (2007 to 2016); Novartis, Inc. (2009 to 2014); BioMed Realty Trust (2013 to 2016)
Anthony W. Deering 1945 191 portfolios

Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director and Advisory Board Member, Deutsche Bank North America (2004 to present); Director, Brixmor Real Estate Investment Trust (2012 to present)

Vornado Real Estate Investment Trust (2004 to 2012); Deutsche Bank North America (2004 to present); Under Armour (2008 to present); Brixmor Real Estate Investment Trust (2012 to present)
Bruce W. Duncan 1951 191 portfolios

Chief Executive Officer and Director (2009 to December 2016), Chairman of the Board (January 2016 to present), and President (2009 to September 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chairman of the Board (2005 to September 2016) and Director (1999 to September  2016), Starwood Hotels & Resorts, a hotel and leisure company

Starwood Hotels & Resorts (1999 to September 2016); Boston Properties (May 2016 to present); Marriott International, Inc. (September 2016 to present)
Robert J. Gerrard, Jr. 1952 191 portfolios	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to present)	None
Paul F. McBride 1956 191 portfolios	Advisory Board Member, Vizzia Technologies (2015 to present)	None

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies and Other Investment Companies During Past 5 Years
Cecilia E. Rouse, Ph.D. 1963 191 portfolios

Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Member of National Academy of Education (2010 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Research Associate of Labor Studies Program (2011 to 2015) and Board Member (2015 to present), National Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession (2012 to present); Vice President (2015 to present), American Economic Association

None

John G. Schreiber 1946 191 portfolios

Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, General Growth Properties, Inc. (2010 to 2013); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present); Director, Hudson Pacific Properties (2014 to 2016)

General Growth Properties, Inc. (2010 to 2013); Blackstone Mortgage Trust (2012 to 2016); Hilton Worldwide (2013 to present); Brixmor Property Group, Inc. (2013 to present); Hudson Pacific Properties (2014 to 2016)

Mark R. Tercek 1957 191 portfolios	President and Chief Executive Officer, The Nature Conservancy (2008 to present)	None

* Effective December 31, 2016, Dr. Brody retired as independent director of the Price Funds.

(a) All information about the independent directors was current as of December 31, 2016, except for the number of portfolios overseen, which is current as of the date of this SAI.

Inside Directors(a)

The following persons are considered inside directors of the funds because they also serve as employees of T. Rowe Price or its affiliates. No more than two inside directors serve as directors of any fund.

The Boards invite nominations from the funds’ investment adviser for persons to serve as inside directors, and the Board reviews and approves these nominations. Each of the current inside directors is a senior executive officer of T. Rowe Price and T. Rowe Price Group, Inc., as well as certain of their affiliates. Mr. Bernard has served as a director of all Price Funds and has been Chairman of the Board for all Price Funds since 2006. Mr. Rogers has served as director of certain Price Funds since 2006, but was replaced by Mr. Sharps on April 1, 2017. Mr. Wiese has served as director of certain Price Funds since 2015. For each fund, the two inside directors serve as members of the fund’s Executive Committee. In addition, specific experience with respect to the inside directors’ occupations and directorships of public companies and other investment companies are set forth in the following table.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies
Edward C. Bernard 1956 191 portfolios

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board, Director, and Vice President, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Chairman of the Board and Director, T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Chief Executive Officer, Director, and President, T. Rowe Price International and T. Rowe Price Trust Company

Chairman of the Board, all funds

None
Brian C. Rogers; CFA, CIC* 1955 0 Portfolios	Director and non-executive Chairman of the Board, T. Rowe Price Group, Inc.	United Technologies (January 2016 to present)

Robert W. Sharps; CFA, CPA* 1971 135 portfolios

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Growth Stock Fund, Institutional International Funds, International Funds, New America Growth Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

None
Edward A. Wiese; CFA 1959 56 portfolios	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company President, High Yield Fund and Multi-Sector Account Portfolios	None

* Effective April 1, 2017, Brian C. Rogers was replaced by Robert W. Sharps as an inside director of certain Price Funds.

(a) All information about the inside directors was current as of December 31, 2016, except for the number of portfolios overseen, which is current as of the date of this SAI.

Funds-of-Funds Arrangements

The Board is responsible for overseeing the business and affairs of the T. Rowe Price Funds-of-Funds, which consist of the following: Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively the “Spectrum Funds”); Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund and Retirement Balanced Fund, and their share classes (collectively the “RDFs”); Retirement I 2005 Fund, Retirement I 2010 Fund, Retirement I 2015 Fund, Retirement I 2020 Fund, Retirement I 2025 Fund, Retirement I 2030 Fund, Retirement I 2035 Fund, Retirement I 2040 Fund, Retirement I 2045 Fund, Retirement I 2050 Fund, Retirement I 2055 Fund, Retirement I 2060 Fund and Retirement Balanced I Fund (collectively the “Retirement I Funds”); Retirement Income 2020 Fund; and Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund and Target 2060 Fund, and their share classes (collectively the “TRFs”). The Spectrum Funds, RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs are referred to collectively as “Funds-of-Funds” and each fund individually a “Fund-of-Funds,” and where the policies that apply to the RDFs, Retirement I Funds, Retirement Income 2020 Fund,

and TRFs are identical, the RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs may be referred to collectively as “Target Date Funds.”

In generally exercising their responsibilities, the Boards, among other things, will refer to the policies, conditions, and guidelines included in an Exemptive Application (and accompanying Notice and Order) originally granted by the SEC in connection with the creation and operation of the Spectrum Funds. The RDFs rely on this same Exemptive Application and Order because the order was designed to cover any Fund-of-Funds arrangements that operate in a similar manner to the Spectrum Funds. The Retirement I Funds, Retirement Income 2020 Fund, and TRFs do not rely on this Exemptive Order since they bear their own operating expenses and do not operate in a similar manner to the other Funds-of-Funds.

In connection with the Exemptive Order, the various Price Funds in which the Funds-of-Funds invest (collectively, the “underlying Price Funds”) have entered into Special Servicing Agreements with T. Rowe Price and each respective Spectrum Fund and/or RDF in which they invest. The Special Servicing Agreements provide that each underlying Price Fund in which a Spectrum Fund and/or RDF invests will bear its proportionate share of the expenses of that Fund-of-Funds if, and to the extent that, the underlying Price Fund’s savings from the operation of the Spectrum Fund or RDF exceeds these expenses. Pursuant to the Exemptive Order and Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of the Spectrum Fund or RDF that exceed the estimated savings to the underlying Price Funds. As a result, these Funds-of-Funds do not pay an investment management fee and will effectively pay no operating expenses at the Fund-of-Fund level, although shareholders of these Funds-of-Funds will still indirectly bear their proportionate share of the expenses of each underlying Price Fund in which the Funds-of-Funds invest. The Retirement I Funds, Retirement Income 2020 Fund, and TRFs also do not pay an investment management fee and will indirectly bear their proportionate share of the expenses of each underlying Price Fund in which they invest. However, the Retirement I Funds, Retirement Income 2020 Fund, and TRFs pay their own operating expenses at the Fund-of-Fund level.

A majority of the directors of the Funds-of-Funds are independent of T. Rowe Price and its affiliates. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and its affiliates also serve in similar positions with most of the underlying Price Funds. Thus, if the interests of the Funds-of-Funds and the underlying Price Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price Funds. The directors of the Funds-of-Funds believe they have structured the Funds-of-Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price Fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and the directors and officers of T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund’s Board (or that of the corporation of which the fund is a part).

Corporation	Number of portfolios	Independent Directors
		Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Balanced	1	2001	2013	2012	2013	2012	2001	2009
Blue Chip Growth	1	2001	2013	2012	2013	2012	2001	2009
Capital Appreciation	1	2001	2013	2012	2013	2012	2001	2009
Capital Appreciation & Income	1	2017	2017	2017	2017	2017	2017	2017
Capital Opportunity	1	2001	2013	2012	2013	2012	2001	2009
Corporate Income	1	1995	2013	2013	2013	2013	1995	2009

Corporation	Number of portfolios	Independent Directors
		Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Credit Opportunities	1	2014	2014	2014	2014	2014	2014	2014
Diversified Mid-Cap Growth	1	2003	2013	2012	2013	2012	2003	2009
Dividend Growth	1	2001	2013	2012	2013	2012	2001	2009
Equity Income	1	2001	2013	2012	2013	2012	2001	2009
Financial Services	1	2001	2013	2012	2013	2012	2001	2009
Floating Rate	1	2011	2013	2013	2013	2013	2011	2011
Global Allocation	1	2013	2013	2013	2013	2013	2013	2013
Global Multi-Sector Bond	1	2008	2013	2013	2013	2013	2008	2009
Global Real Estate	1	2008	2013	2012	2013	2012	2008	2009
Global Technology	1	2001	2013	2012	2013	2012	2001	2009
GNMA	1	1985	2013	2013	2013	2013	1992	2009
Government Money	1	1979	2013	2013	2013	2013	1992	2009
Growth & Income	1	2001	2013	2012	2013	2012	2001	2009
Growth Stock	1	2001	2013	2012	2013	2012	2001	2009
Health Sciences	1	2001	2013	2012	2013	2012	2001	2009
High Yield	2	1984	2013	2013	2013	2013	1992	2009
Index Trust	5	2001	2013	2012	2013	2012	2001	2009
Inflation Protected Bond	1	2002	2013	2013	2013	2013	2002	2009
Institutional Equity	6	2001	2013	2012	2013	2012	2001	2009
Institutional Income	7	2002	2013	2013	2013	2013	2002	2009
Institutional International	11	1991	2013	2012	2013	2012	2001	2009
Intermediate Tax-Free High Yield	1	2014	2014	2014	2014	2014	2014	2014
International	25	1991	2013	2012	2013	2012	2001	2009
International Index	1	2000	2013	2012	2013	2012	2001	2009
Limited Duration Inflation Focused Bond	1	2006	2013	2013	2013	2013	2006	2009
Media & Telecommunications	1	2001	2013	2012	2013	2012	2001	2009
Mid-Cap Growth	1	2001	2013	2012	2013	2012	2001	2009
Mid-Cap Value	1	2001	2013	2012	2013	2012	2001	2009
Multi-Sector Account Portfolios	6	2012	2013	2013	2013	2013	2012	2012
Multi-Strategy Total Return	1	2017	2017	2017	2017	2017	2017	2017
New America Growth	1	2001	2013	2012	2013	2012	2001	2009
New Era	1	2001	2013	2012	2013	2012	2001	2009
New Horizons	1	2001	2013	2012	2013	2012	2001	2009
New Income	1	1980	2013	2013	2013	2013	1992	2009
Personal Strategy	3	2001	2013	2012	2013	2012	2001	2009
Quantitative Management	4	2001	2013	2012	2013	2012	2001	2009

Corporation	Number of portfolios	Independent Directors
		Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Real Assets	1	2010	2013	2012	2013	2012	2010	2010
Real Estate	1	2001	2013	2012	2013	2012	2001	2009
TRP Reserve	4	1997	2013	2013	2013	2013	1997	2009
Retirement	39	2002	2013	2012	2013	2012	2002	2009
Science & Technology	1	2001	2013	2012	2013	2012	2001	2009
Short-Term Bond	2	1983	2013	2013	2013	2013	1992	2009
Small-Cap Stock	1	2001	2013	2012	2013	2012	2001	2009
Small-Cap Value	1	2001	2013	2012	2013	2012	2001	2009
Spectrum	3	2001	2013	2012	2013	2012	2001	2009
State Tax-Free	10	1986	2013	2013	2013	2013	1992	2009
Summit Income	1	1993	2013	2013	2013	2013	1993	2009
Summit Municipal	3	1993	2013	2013	2013	2013	1993	2009
Tax-Efficient	1	2001	2013	2012	2013	2012	2001	2009
Tax-Exempt Money	1	1983	2013	2013	2013	2013	1992	2009
Tax-Free High Yield	1	1984	2013	2013	2013	2013	1992	2009
Tax-Free Income	1	1983	2013	2013	2013	2013	1992	2009
Tax-Free Short-Intermediate	1	1983	2013	2013	2013	2013	1992	2009
Total Return	1	2016	2016	2016	2016	2016	2016	2016
U.S. Bond Enhanced Index	1	2000	2013	2013	2013	2013	2000	2009
U.S. Large-Cap Core	1	2009	2013	2012	2013	2012	2009	2009
U.S. Treasury	3	1989	2013	2013	2013	2013	1992	2009
Value	1	2001	2013	2012	2013	2012	2001	2009

Corporation	Number of portfolios	Inside Directors
		Bernard	Sharps	Wiese
Balanced	1	2006	2017	—
Blue Chip Growth	1	2006	2017	—
Capital Appreciation	1	2006	2017	—
Capital Appreciation & Income	1	2017	2017	—
Capital Opportunity	1	2006	2017	—
Corporate Income	1	2006	—	2015
Credit Opportunities	1	2014	—	2015
Diversified Mid-Cap Growth	1	2006	2017	—
Dividend Growth	1	2006	2017	—
Equity Income	1	2006	2017	—
Financial Services	1	2006	2017	—
Floating Rate	1	2011	—	2015
Global Allocation	1	2013	2017	—
Global Multi-Sector Bond	1	2008	—	2015

Corporation	Number of portfolios	Inside Directors
		Bernard	Sharps	Wiese
Global Real Estate	1	2008	2017	—
Global Technology	1	2006	2017	—
GNMA	1	2006	—	2015
Government Money	1	2006	—	2015
Growth & Income	1	2006	2017	—
Growth Stock	1	2006	2017	—
Health Sciences	1	2006	2017	—
High Yield	2	2006	—	2015
Index Trust	5	2006	2017	—
Inflation Protected Bond	1	2006	—	2015
Institutional Equity	6	2006	2017	—
Institutional Income	7	2006	—	2015
Institutional International	11	2006	2017	—
Intermediate Tax-Free High Yield	1	2014	—	2015
International	25	2006	2017	—
International Index	1	2006	2017	—
Limited Duration Inflation Focused Bond	1	2006	—	2015
Media & Telecommunications	1	2006	2017	—
Mid-Cap Growth	1	2006	2017	—
Mid-Cap Value	1	2006	2017	—
Multi-Sector Account Portfolios	6	2012	—	2015
Multi-Strategy Total Return	1	2017	2017	—
New America Growth	1	2006	2017	—
New Era	1	2006	2017	—
New Horizons	1	2006	2017	—
New Income	1	2006	—	2015
Personal Strategy	3	2006	2017	—
Quantitative Management	4	2006	2017	—
Real Assets	1	2010	2017	—
Real Estate	1	2006	2017	—
TRP Reserve	4	2006	—	2015
Retirement	39	2006	2017	—
Science & Technology	1	2006	2017	—
Short-Term Bond	2	2006	—	2015
Small-Cap Stock	1	2006	2017	—
Small-Cap Value	1	2006	2017	—
Spectrum	3	2006	2017	—
State Tax-Free	10	2006	—	2015
Summit Income	1	2006	—	2015
Summit Municipal	3	2006	—	2015

Corporation	Number of portfolios	Inside Directors
		Bernard	Sharps	Wiese
Tax-Efficient	1	2006	2017	—
Tax-Exempt Money	1	2006	—	2015
Tax-Free High Yield	1	2006	—	2015
Tax-Free Income	1	2006	—	2015
Tax-Free Short-Intermediate	1	2006	—	2015
Total Return	1	2016	—	2016
U.S. Bond Enhanced Index	1	2006	—	2015
U.S. Large-Cap Core	1	2009	2017	—
U.S. Treasury	3	2006	—	2015
Value	1	2006	2017	—

Officers

Fund	Name	Position Held With Fund
All funds	Darrell N. Braman Paul J. Krug David Oestreicher John W. Ratzesberger Deborah D. Seidel Megan Warren Catherine D. Mathews Shannon Hofher Rauser John R. Gilner	Vice President and Secretary Vice President Vice President Vice President Vice President Vice President Vice President and Treasurer Assistant Secretary Chief Compliance Officer

Fund	Name	Position Held With Fund
Balanced

Charles M. Shriver

Kimberly E. DeDominicis

Anna A. Dreyer

Mark S. Finn

Robert M. Larkins

Wyatt A. Lee

Raymond A. Mills

Sebastien Page

Larry J. Puglia

Guido F. Stubenrauch

Toby M. Thompson

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Blue Chip Growth

Larry J. Puglia

Jason R. Adams

Ziad Bakri

Peter J. Bates

Eric L. DeVilbiss

Paul D. Greene II

Ryan S. Hedrick

Thomas J. Huber

George A. Marzano

Vivek Rajeswaran

Robert W. Sharps

Taymour R. Tamaddon

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Capital Appreciation

David R. Giroux

Shawn T. Driscoll

Jon M. Friar

Paul D. Greene II

Nina P. Jones

Vidya Kadiyam

Steven D. Krichbaum

Paul M. Massaro

Sudhir Nanda

Farris G. Shuggi

Gabriel Solomon

Taymour R. Tamaddon

Tamara P. Wiggs

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Capital Appreciation & Income

David R. Giroux

Steven D. Krichbaum

Paul M. Massaro

Steve Boothe

Richard N. Clattenburg

Stephen M. Finamore

Ryan S. Hedrick

Andrew P. Jamison

Zenon Voyiatzis

John M. Williams

(For remaining officers, refer to the “All funds” table)

Co-President Co-President Co-President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Capital Opportunity

Ann M. Holcomb

Jason B. Polun

Thomas H. Watson

Kennard W. Allen

Peter J. Bates

Christopher W. Carlson

Donald J. Easley

Joseph B. Fath

Mark S. Finn

Ryan S. Hedrick

Steven D. Krichbaum

Jennifer Martin

Jason Nogueira

Jeffrey Rottinghaus

Eric L. Veiel

Justin P. White

(For remaining officers, refer to the “All funds” table)

Co-President

Co-President

Co-President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
Corporate Income

David A. Tiberii

Steve Boothe

Steven G. Brooks

Michael P. Daley

Michael J. Grogan

Michael Lambe

Matthew Lawton

Samy B. Muaddi

Alexander S. Obaza

Miso Park

Vernon A. Reid, Jr.

Theodore E. Robson

Elliot J. Shue

Scott D. Solomon

Kimberly A. Stokes

Robert D. Thomas

Lauren T. Wagandt

Bineesha Wickremarachchi

J. Howard Woodward

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Credit Opportunities	Rodney M. Rayburn Jason A. Bauer Carson R. Dickson Andrew P. Jamison Brian A. Rubin Jamie Shin Michael J. Trivino David A. Yatzeck (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Diversified Mid-Cap Growth

Donald J. Peters

Donald J. Easley

Jason R. Adams

Kennard W. Allen

Brian W.H. Berghuis

Eric L. DeVilbiss

Stephon A. Jackson

Peter M. Mahon

Sudhir Nanda

Timothy E. Parker

John F. Wakeman

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Dividend Growth

Thomas J. Huber

Peter J. Bates

Andrew S. Davis

Jon M. Friar

Ryan S. Hedrick

David M. Lee

Jeffrey Rottinghaus

Weijie Si

Gabriel Solomon

John M. Williams

Jon D. Wood

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Equity Income

John D. Linehan

Jason R. Adams

Vinit Agrawal

Mark S. Finn

Ryan S. Hedrick

Shinwoo Kim

Daniel Martino

George A. Marzano

Heather K. McPherson

Kyle Rasbach

Melanie A. Rizzo

Matthew J. Snowling

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Financial Services

Gabriel Solomon

Jon Casper

Vincent M. DeAugustino

Christopher T. Fortune

Jon M. Friar

Nina P. Jones

Yoichiro Kai

Gregory Locraft

Ian C. McDonald

Thibault Nardin

Jeffrey R. Nathan

Matthew J. Snowling

Mitchell J.K. Todd

Susan G. Troll

Zenon Voyiatzis

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Floating Rate

Paul M. Massaro

Brian E. Burns

Michael F. Connelly

Stephen M. Finamore

Justin T. Gerbereux

David R. Giroux

Steven C. Huber

Michael J. McGonigle

Brian A. Rubin

Thea N. Williams

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Allocation

Charles M. Shriver

Stephen L. Bartolini

Robert L. Harlow

Steven C. Huber

Stefan Hubrich

Robert M. Larkins

Sean McWilliams

Sebastien Page

Robert A. Panariello

Darrell M. Riley

Toby M. Thompson

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Global Multi-Sector Bond

Steven C. Huber

Steve Boothe

Michael J. Conelius

Quentin S. Fitzsimmons

Arif Husain

Andrew J. Keirle

Paul M. Massaro

Andrew C. McCormick

Samy B. Muaddi

Kenneth A. Orchard

David Stanley

Ju Yen Tan

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Real Estate

Nina P. Jones

Harishankar Balkrishna

Richard N. Clattenburg

Tetsuji Inoue

Jai Kapadia

David M. Lee

Robert J. Marcotte

Daniel A. McCulley

Raymond A. Mills

Philip A. Nestico

Viral S. Patel

Preeta Ragavan

Marta Yago

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Technology

Joshua K. Spencer

Kennard W. Allen

Christopher W. Carlson

Gregory Dunham

David J. Eiswert

Henry M. Ellenbogen

Paul D. Greene II

Jacqueline L. Liu

Jennifer Martin

Heather K. McPherson

Tobias F. Mueller

Corey D. Shull

Alan Tu

Thomas H. Watson

Alison Mei Ling Yip

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

GNMA

Andrew C. McCormick

Anil K. Andhavarapu

Brian J. Brennan

Christopher P. Brown, Jr.

Ramon R. de Castro

Keir R. Joyce

Steven M. Kohlenstein

Martin G. Lee

Alan D. Levenson

Michael K. Sewell

John D. Wells

Rick Zhang

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Government Money

Joseph K. Lynagh

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Marcy M. Lash

Alan D. Levenson

Cheryl A. Mickel

Chen Shao

Douglas D. Spratley

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Growth & Income	Jeffrey Rottinghaus Peter J. Bates Shawn T. Driscoll Joseph B. Fath Mark S. Finn Paul D. Greene II Heather K. McPherson Jason Nogueira Gabriel Solomon (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Growth Stock

Joseph B. Fath

Andrew S. Davis

Eric L. DeVilbiss

Shawn T. Driscoll

Gregory Dunham

David J. Eiswert

Jon M. Friar

Paul D. Greene II

Daniel Martino

Robert W. Sharps

Taymour R. Tamaddon

Justin P. White

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Health Sciences	Ziad Bakri Melissa C. Gallagher John Hall Rachael Jonas Adam Poussard Kyle Rasbach I-hung Shih Taymour R. Tamaddon Jon D. Wood Rouven J. Wool-Lewis (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

High Yield High Yield(a) U.S. High Yield(b)

Edward A. Wiese

Kevin P. Loome

Mark J. Vaselkiv

Jason A. Bauer

Michael F. Connelly

Michael Della Vedova

Charles Devereux

Carson R. Dickson

Devon Everhart

Matthew Fanandakis

Stephen M. Finamore

Justin T. Gerbereux

Gregg Gola

Andrew P. Jamison

Paul M. Massaro

Brian A. Rubin

Jamie Shin

Michael J. Trivino

Thea N. Williams

Douglas Zinser

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Index Trust Equity Index 500 Extended Equity Market Index Mid-Cap Index Small-Cap Index Total Equity Market Index	Ken D. Uematsu E. Frederick Bair Neil Smith Craig A. Thiese Michael T. Wehn (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President
Inflation Protected Bond	Stephen L. Bartolini Brian J. Brennan Geoffrey M. Hardin Alan D. Levenson Andrew C. McCormick Michael F. Reinartz Daniel O. Shackelford Susan G. Troll (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Institutional Equity Funds

 Institutional Large-Cap Core Growth

 Institutional Large-Cap Growth

 Institutional Large-Cap Value

 Institutional Mid-Cap Equity Growth

 Institutional Small-Cap Stock

 Institutional U.S. Structured Research

Robert W. Sharps

Francisco M. Alonso

Brian W.H. Berghuis

Mark S. Finn

Ann M. Holcomb

John D. Linehan

Heather K. McPherson

Jason B. Polun

Larry J. Puglia

Taymour R. Tamaddon

Thomas H. Watson

Curt J. Organt

J. David Wagner

John F. Wakeman

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Institutional Income Funds

 Institutional Cash Reserves

 Institutional Core Plus

 Institutional Credit Opportunities

 Institutional Floating Rate

 Institutional Global Multi-Sector Bond

 Institutional High Yield

 Institutional Long Duration Credit

	Mark J. Vaselkiv Brian J. Brennan Steven C. Huber Joseph K. Lynagh Paul M. Massaro Rodney M. Rayburn David A. Tiberii Stephen L. Bartolini Jason A. Bauer Steve Boothe	President Executive Vice President Executive Vice President Executive Vice President Executive Vice President Executive Vice President Executive Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Christopher P. Brown, Jr.

Brian E. Burns

M. Helena Condez

Michael J. Conelius

Michael F. Connelly

Michael P. Daley

G. Richard Dent

Carson R. Dickson

Stephen M. Finamore

Quentin S. Fitzsimmons

Stephanie A. Gentile

Justin T. Gerbereux

David R. Giroux

Michael J. Grogan

Arif Husain

Andrew P. Jamison

Andrew J. Keirle

Michael Lambe

Robert M. Larkins

Marcy M. Lash

Alan D. Levenson

Andrew C. McCormick

Michael J. McGonigle

Cheryl A. Mickel

Samy B. Muaddi

Alexander S. Obaza

Kenneth A. Orchard

Miso Park

Vernon A. Reid, Jr.

Theodore E. Robson

Brian A. Rubin

Daniel O. Shackelford

Chen Shao

Jamie Shin

Scott D. Solomon

Douglas D. Spratley

David Stanley

Kimberly A. Stokes

Ju Yen Tan

Robert. D. Thomas

Michael J. Trivino

Lauren T. Wagandt

Bineesha Wickremarachchi

Thea N. Williams

J. Howard Woodward

David A. Yatzeck

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Institutional International Funds

 Institutional Africa & Middle East

 Institutional Emerging Markets Bond

 Institutional Emerging Markets Equity

 Institutional Frontier Markets Equity

 Institutional Global Focused Growth Equity

 Institutional Global Growth Equity

 Institutional Global Value Equity

 Institutional International Bond

 Institutional International Concentrated Equity

 Institutional International Core Equity

 Institutional International Growth Equity

Christopher D. Alderson

Oliver D.M. Bell

R. Scott Berg

Richard N. Clattenburg

Michael J. Conelius

David J. Eiswert

Arif Husain

Andrew J. Keirle

Sebastien Mallet

Raymond A. Mills

Joshua Nelson

Jason Nogueira

Kenneth A. Orchard

Gonzalo Pangaro

Federico Santilli

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Fund	Name	Position Held With Fund

Ulle Adamson

Roy H. Adkins

Paulina Amieva

Malik S. Asif

Harishankar Balkrishna

Sheena L. Barbosa

Peter J. Bates

Steve Boothe

Peter I. Botoucharov

Tala Boulos

Carolyn Hoi Che Chu

Archibald Ciganer

Michael Della Vedova

Richard de los Reyes

Shawn T. Driscoll

Bridget A. Ebner

Mark S. Finn

Quentin S. Fitzsimmons

Paul D. Greene II

Benjamin Griffiths

Amanda B. Hall

Richard L. Hall

Nabil Hanano

Steven C. Huber

Stefan Hubrich

Randal S. Jenneke

Nina P. Jones

Yoichiro Kai

Jai Kapadia

Christopher J. Kushlis

Mark J. Lawrence

Anh Lu

Jonathan H.W. Matthews

Eric C. Moffett

Tobias F. Mueller

Sudhir Nanda

Thibault Nardin

Sridhar Nishtala

Oluwaseun A. Oyegunle

Sebastian Schrott

Robert W. Sharps

John C.A. Sherman

Gabriel Solomon

Joshua K. Spencer

David Stanley

Taymour R. Tamaddon

Ju Yen Tan

Dean Tenerelli

Eric L. Veiel

Rupinder Vig

Verena E. Wachnitz

Dai Wang

Christopher S. Whitehouse

J. Howard Woodward

Ernest C. Yeung

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
Intermediate Tax-Free High Yield

James M. Murphy

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Sarah J. Engle

Charles B. Hill

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Konstantine B. Mallas

Hugh D. McGuirk

Linda A. Murphy

Chen Shao

Timothy G. Taylor

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

International Funds

 Africa & Middle East

 Asia Opportunities

 Dynamic Global Bond

 Emerging Europe

 Emerging Markets Bond

 Emerging Markets Corporate Bond

 Emerging Markets Local Currency Bond

 Emerging Markets Stock

 Emerging Markets Value Stock

 European Stock

 Global Consumer

 Global Growth Stock

 Global High Income Bond

 Global Industrials

 Global Stock

 International Bond

 International Bond Fund (USD Hedged)

 International Concentrated Equity

 International Discovery

 International Stock

 International Value Equity

 Japan

 Latin America

 New Asia

 Overseas Stock

Christopher D. Alderson

Ulle Adamson

Peter J. Bates

Oliver D.M. Bell

R. Scott Berg

Archibald Ciganer

Richard N. Clattenburg

Michael J. Conelius

Michael Della Vedova

David J. Eiswert

Arif Husain

Andrew J. Keirle

Anh Lu

Jonathan H.W. Matthews

Raymond A. Mills

Eric C. Moffett

Samy B. Muaddi

Joshua Nelson

Jason Nogueira

Kenneth A. Orchard

Gonzalo Pangaro

Federico Santilli

Dean Tenerelli

Justin Thomson

Mark J. Vaselkiv

Verena E. Wachnitz

Ernest C. Yeung

Jason R. Adams

Roy H. Adkins

Syed H. Ali

Paulina Amieva

Malik S. Asif

Harishankar Balkrishna

Sheena L. Barbosa

Luis M. Baylac

Timothy Bei

Steve Boothe

Peter I. Botoucharov

Tala Boulos

Ryan N. Burgess

Sheldon Chan

Andrew Chang

Tak Yiu Cheng

Carolyn Hoi Che Chu

Michael F. Connelly

Andrew S. Davis

Richard de los Reyes

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Shawn T. Driscoll

Bridget A. Ebner

Henry M. Ellenbogen

Ryan W. Ferro

Mark S. Finn

Quentin S. Fitzsimmons

Melissa C. Gallagher

Justin T. Gerbereux

Vishnu Vardhan Gopal

Joel Grant

Paul D. Greene II

Benjamin Griffiths

Amanda B. Hall

Richard L. Hall

Nabil Hanano

Steven C. Huber

Stefan Hubrich

Hiromasa Ikeda

Tetsuji Inoue

Michael Jacobs

Randal S. Jenneke

Prashant G. Jeyaganesh

Nina P. Jones

Yoichiro Kai

Jacob Kann

Jai Kapadia

Christopher J. Kushlis

Shengrong Lau

Mark J. Lawrence

Jacqueline L. Liu

Oxana Lyalina

Sebastien Mallet

Ryan Martyn

Jihong Min

Tobias F. Mueller

Jared T. Murphy

Philip A. Nestico

Michael Niedzielski

Sridhar Nishtala

Curt J. Organt

Paul T. O’Sullivan

Oluwaseun A. Oyegunle

Vivek Rajeswaran

Melanie A. Rizzo

David L. Rowlett

Mariel Santiago

Sebastian Schrott

Robert W. Sharps

John C.A. Sherman

Gabriel Solomon

Eunbin Song

Joshua K. Spencer

David Stanley

Taymour R. Tamaddon

Ju Yen Tan

Sin Dee Tan

Siby Thomas

Mitchell J.K. Todd

Rupinder Vig

Kes Visuvalingam

David J. Wallack

Dai Wang

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

	Hiroshi Watanabe Christopher S. Whitehouse Clive M. Williams J. Howard Woodward Marta Yago Benjamin T. Yeagle Alison Mei Ling Yip Eric Yuan Wenli Zheng (For remaining officers, refer to the “All funds” table)	Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

International Index Fund International Equity Index	Neil Smith E. Frederick Bair Craig A. Thiese Ken D. Uematsu Michael T. Wehn (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President
Limited Duration Inflation Focused Bond

Stephen L. Bartolini

Brian J. Brennan

Jerome A. Clark

Geoffrey M. Hardin

Wyatt A. Lee

Andrew C. McCormick

Michael F. Reinartz

Daniel O. Shackelford

Susan G. Troll

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Media & Telecommunications

Paul D. Greene II

Paul Y. Cho

Gregory Dunham

David J. Eiswert

Henry M. Ellenbogen

Joseph B. Fath

Jacqueline L. Liu

Daniel Martino

Philip A. Nestico

Corey D. Shull

James Stillwagon

Verena E. Wachnitz

Justin P. White

Christopher S. Whitehouse

Ernest C. Yeung

Wenli Zheng

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Mid-Cap Growth

Brian W.H. Berghuis

John F. Wakeman

Kennard W. Allen

Shawn T. Driscoll

Donald J. Easley

Henry M. Ellenbogen

Joseph B. Fath

Robert J. Marcotte

Jason Nogueira

Vivek Rajeswaran

Taymour R. Tamaddon

Justin P. White

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Mid-Cap Value

David J. Wallack

Heather K. McPherson

Ryan N. Burgess

Christopher W. Carlson

Richard de los Reyes

Henry M. Ellenbogen

Mark S. Finn

Ryan S. Hedrick

Gabriel Solomon

J. David Wagner

Justin P. White

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Multi-Sector Account Portfolios

 Emerging Markets Corporate Multi-Sector Account Portfolio

 Emerging Markets Local Multi-Sector Account Portfolio

 Floating Rate Multi-Sector Account Portfolio

 High Yield Multi-Sector Account Portfolio

 Investment-Grade Corporate Multi-Sector Account Portfolio

 Mortgage-Backed Securities Multi-Sector Account Portfolio

Edward A. Wiese

Steve Boothe

Andrew J. Keirle

Paul M. Massaro

Andrew C. McCormick

Samy B. Muaddi

Mark J. Vaselkiv

Roy H. Adkins

Anil K. Andhavarapu

Peter I. Botoucharov

Tala Boulos

Brian J. Brennan

Steven G. Brooks

Christopher P. Brown, Jr.

Brian E. Burns

Sheldon Chan

Carolyn Hoi Che Chu

Michael J. Conelius

Michael F. Connelly

Michael P. Daley

Ramon R. de Castro

Stephen M. Finamore

Justin T. Gerbereux

Michael J. Grogan

Richard L. Hall

Steven C. Huber

Arif Husain

Keir R. Joyce

Steven M. Kohlenstein

Christopher J. Kushlis

Michael Lambe

Martin G. Lee

Alan D. Levenson

Michael J. McGonigle

Alexander S. Obaza

Kenneth A. Orchard

Miso Park

Vernon A. Reid, Jr.

Theodore E. Robson

Brian A. Rubin

Mariel Santiago

Michael K. Sewell

Daniel O. Shackelford

Scott D. Solomon

David Stanley

Kimberly A. Stokes

Ju Yen Tan

Robert. D. Thomas

Siby Thomas

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

	David A. Tiberii Lauren T. Wagandt John D. Wells Thea N. Williams J. Howard Woodward (For remaining officers, refer to the “All funds” table)	Vice President Vice President Vice President Vice President Vice President

Multi-Strategy Total Return	Richard de los Reyes Stefan Hubrich (For remaining officers, refer to the “All funds” table)	Co-President Co-President
New America Growth

Justin P. White

Ziad Bakri

Brian W.H. Berghuis

Eric L. DeVilbiss

Shawn T. Driscoll

Ian C. McDonald

Curt J. Organt

David L. Rowlett

Robert W. Sharps

Taymour R. Tamaddon

Craig A. Thiese

Thomas H. Watson

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
New Era

Shawn T. Driscoll

Syed H. Ali

Ryan N. Burgess

Richard de los Reyes

Christopher Driessen

Donald J. Easley

Mark S. Finn

Ryan S. Hedrick

John Hussey

Shinwoo Kim

Peter M. Mahon

Ryan Martyn

Heather K. McPherson

Christian M. O’Neill

Timothy E. Parker

Vivek Rajeswaran

Thomas A. Shelmerdine

Craig A. Thiese

David J. Wallack

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

New Horizons

Henry M. Ellenbogen

Francisco M. Alonso

Ziad Bakri

Brian W.H. Berghuis

Michael F. Blandino

Christopher W. Carlson

Eric L. DeVilbiss

Anouk Dey

Barry Henderson

Timothy E. Parker

Adam Poussard

Corey D. Shull

Joshua K. Spencer

Justin Thomson

Alan Tu

J. David Wagner

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
New Income

Daniel O. Shackelford

Stephen L. Bartolini

Steve Boothe

Brian J. Brennan

Christopher P. Brown, Jr.

Michael J. Grogan

Geoffrey M. Hardin

Steven C. Huber

Robert M. Larkins

Alan D. Levenson

Andrew C. McCormick

Vernon A. Reid, Jr.

David A. Tiberii

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Personal Strategy Funds Personal Strategy Balanced Personal Strategy Growth Personal Strategy Income

Charles M. Shriver

Christopher D. Alderson

E. Frederick Bair

Jerome A. Clark

Kimberly E. DeDominicis

Mark S. Finn

David R. Giroux

Ian D. Kelson

Steven D. Krichbaum

Wyatt A. Lee

Raymond A. Mills

Sebastien Page

Larry J. Puglia

Daniel O. Shackelford

Robert W. Sharps

Guido F. Stubenrauch

Toby M. Thompson

Justin Thomson

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Quantitative Management QM Global Equity QM U.S. Small & Mid-Cap Core Equity QM U.S. Small-Cap Growth Equity QM U.S. Value Equity	Sudhir Nanda Vinit Agrawal Prashant G. Jeyaganesh Farris G. Shuggi George Gao Vidya Kadiyam Navneesh Malhan Jordan Pryor Erik von Heijne (For remaining officers, refer to the “All funds” table)	President Executive Vice President Executive Vice President Executive Vice President Vice President Vice President Vice President Vice President Vice President
Real Assets

Wyatt A. Lee

E. Frederick Bair

Stephen L. Bartolini

Richard de los Reyes

Shawn T. Driscoll

Stefan Hubrich

Nina P. Jones

David M. Lee

Sudhir Nanda

Sebastien Page

Daniel O. Shackelford

Charles M. Shriver

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Real Estate	David M. Lee Thomas J. Huber Nina P. Jones Daniel A. McCulley Philip A. Nestico Preeta Ragavan Theodore E. Robson Weijie Si (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

TRP Reserve Investment Funds Government Reserve Short-Term Short-Term Government Treasury Reserve

Joseph K. Lynagh

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

March M. Lash

Alan D. Levenson

Cheryl A. Mickel

Chen Shao

Douglas D. Spratley

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Retirement Funds

 Retirement 2005

 Retirement 2010

 Retirement 2015

 Retirement 2020

 Retirement 2025

 Retirement 2030

 Retirement 2035

 Retirement 2040

 Retirement 2045

 Retirement 2050

 Retirement 2055

 Retirement 2060

 Retirement Balanced

 Retirement I 2005 Fund—I Class

 Retirement I 2010 Fund—I Class

 Retirement I 2015 Fund—I Class

 Retirement I 2020 Fund—I Class

 Retirement I 2025 Fund—I Class

 Retirement I 2030 Fund—I Class

 Retirement I 2035 Fund—I Class

 Retirement I 2040 Fund—I Class

 Retirement I 2045 Fund—I Class

 Retirement I 2050 Fund—I Class

 Retirement I 2055 Fund—I Class

 Retirement I 2060 Fund—I Class

 Retirement Balanced I Fund—I Class

 Retirement Income 2020

 Target 2005

 Target 2010

 Target 2015

 Target 2020

 Target 2025

 Target 2030

 Target 2035

 Target 2040

 Target 2045

 Target 2050

 Target 2055

 Target 2060

Jerome A. Clark

Wyatt A. Lee

Christopher D. Alderson

Kimberly E. DeDominicis

David R. Giroux

Ian D. Kelson

Steven D. Krichbaum

Sebastien Page

Robert A. Panariello

Daniel O. Shackelford

Robert W. Sharps

Charles M. Shriver

Guido F. Stubenrauch

Justin Thomson

James A. Tzitzouris, Jr.

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
Science & Technology

Kennard W. Allen

Brian W.H. Berghuis

Gregory Dunham

David J. Eiswert

Paul D. Greene II

Tobias F. Mueller

Emily C. Scudder

Joshua K. Spencer

Alan Tu

Thomas H. Watson

Alison Mei Ling Yip

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Short-Term Bond Ultra Short-Term Bond

Cheryl A. Mickel

Joseph K. Lynagh

Michael F. Reinartz

Stephen L. Bartolini

Steven G. Brooks

Jason T. Collins

M. Helena Condez

Michael P. Daley

Levent Demirekler

Michael J. Grogan

Geoffrey M. Hardin

Charles B. Hill

Keir R. Joyce

Steven M. Kohlenstein

Andrew C. McCormick

Alexander S. Obaza

Vernon A. Reid, Jr.

Chen Shao

Douglas D. Spratley

John D. Wells

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Small-Cap Stock

Francisco M. Alonso

Andrew S. Davis

Christopher T. Fortune

Robert J. Marcotte

Curt J. Organt

Timothy E. Parker

Charles G. Pepin

Robert T. Quinn

Joshua K. Spencer

J. David Wagner

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Small-Cap Value

J. David Wagner

Francisco M. Alonso

Andrew S. Davis

Christopher T. Fortune

Ryan S. Hedrick

Nina P. Jones

Curt J. Organt

Timothy E. Parker

Robert T. Quinn

Alexander Roik

Farris G. Shuggi

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Spectrum Funds Spectrum Growth Spectrum Income Spectrum International

Charles M. Shriver

Christopher D. Alderson

Kimberly E. DeDominicis

David R. Giroux

Ian D. Kelson

Steven D. Krichbaum

Sebastien Page

Daniel O. Shackelford

Robert W. Sharps

Guido F. Stubenrauch

Toby M. Thompson

Justin Thomson

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

State Tax-Free Funds

 California Tax-Free Bond

 California Tax-Free Money

 Georgia Tax-Free Bond

 Maryland Short-Term Tax-Free Bond

 Maryland Tax-Free Bond

 Maryland Tax-Free Money

 New Jersey Tax-Free Bond

 New York Tax-Free Bond

 New York Tax-Free Money

 Virginia Tax-Free Bond

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

R. Lee Arnold, Jr.

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Sarah J. Engle

Stephanie A. Gentile

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Alan D. Levenson

James T. Lynch

James M. Murphy

Linda A. Murphy

Chen Shao

Douglas D. Spratley

Timothy G. Taylor

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Summit Income Funds Cash Reserves

Joseph K. Lynagh

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Marcy M. Lash

Alan D. Levenson

Cheryl A. Mickel

Chen Shao

Douglas D. Spratley

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Summit Municipal Funds Summit Municipal Income Summit Municipal Intermediate Summit Municipal Money Market

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

R. Lee Arnold, Jr.

Colin T. Bando

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Sarah J. Engle

Stephanie A. Gentile

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Alan D. Levenson

James T. Lynch

Cheryl A. Mickel

James M. Murphy

Linda A. Murphy

Chen Shao

Douglas D. Spratley

Timothy G. Taylor

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Tax-Efficient Funds Tax-Efficient Equity	Donald J. Peters Kennard W. Allen Ziad Bakri Andrew S. Davis Gregory Dunham Donald J. Easley Weijie Si Matthew J. Snowling Alan Tu Mark R. Weigman (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Tax-Exempt Money	Joseph K. Lynagh M. Helena Condez G. Richard Dent Stephanie A. Gentile Marcy M. Lash Alan D. Levenson Chen Shao Douglas D. Spratley Robert D. Thomas (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Tax-Free High Yield

James M. Murphy

R. Lee Arnold, Jr.

Austin Applegate

Colin T. Bando

G. Richard Dent

Sarah J. Engle

Charles B. Hill

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Konstantine B. Mallas

Hugh D. McGuirk

Linda A. Murphy

Chen Shao

Timothy G. Taylor

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Tax-Free Income

Konstantine B. Mallas

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Sarah J. Engle

Charles B. Hill

Marcy M. Lash

James T. Lynch

Hugh D. McGuirk

James M. Murphy

Chen Shao

Timothy G. Taylor

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Tax-Free Short-Intermediate

Charles B. Hill

Austin Applegate

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Joseph K. Lynagh

James T. Lynch

Konstantine B. Mallas

Hugh D. McGuirk

Chen Shao

Timothy G. Taylor

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Total Return

Andrew C. McCormick

Christopher P. Brown, Jr.

Stephen L. Bartolini

Jason A. Bauer

Brian J. Brennan

Steven C. Huber

Robert M. Larkins

Yongheon Lee

Daniel O. Shackelford

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
U.S. Bond Enhanced Index

Robert M. Larkins

Stephen L. Bartolini

Brian J. Brennan

Christopher P. Brown, Jr.

Martin G. Lee

Andrew C. McCormick

Daniel O. Shackelford

Scott D. Solomon

David A. Tiberii

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
U.S. Large-Cap Core	Jeffrey Rottinghaus Peter J. Bates Shawn T. Driscoll Joseph B. Fath Mark S. Finn Paul D. Greene II Heather K. McPherson Jason Nogueira Gabriel Solomon (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
U.S. Treasury Funds U.S. Treasury Intermediate U.S. Treasury Long-Term U.S. Treasury Money

Brian J. Brennan

Joseph K. Lynagh

Stephen L. Bartolini

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Geoffrey M. Hardin

Marcy M. Lash

Alan D. Levenson

Andrew C. McCormick

Cheryl A. Mickel

Daniel O. Shackelford

Chen Shao

Douglas D. Spratley

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Value

Mark S. Finn

Peter J. Bates

Jason A. Bauer

Andrew S. Davis

Vincent M. DeAugustino

Joel Grant

Jon Hussey

John D. Linehan

Daniel Martino

Heather K. McPherson

Christian O’Neill

Weijie Si

Joshua K. Spencer

Tamara P. Wiggs

Jon D. Wood

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

(a) Certain officers of the corporation do not serve as officers with respect to the fund; the High Yield Fund's officers are Edward A. Wiese, Mark J. Vaselkiv, Jason A. Bauer, Michael F. Connelly, Michael Della Vedova, Carson R. Dickson, Stephen M. Finamore, Justin T. Gerbereux, Andrew P. Jamison, Paul M. Massaro, Brian A. Rubin, Jamie Shin, Michael J. Trivino, and Thea N. Williams.

(b) Certain officers of the corporation do not serve as officers with respect to the fund; the U.S. High Yield Fund's officers are Edward A. Wiese, Kevin P. Loome, Charles Devereux, Devon Everhart, Matthew Fanandakis, Gregg Gola, and Douglas Zinser.

Officers

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Jason R. Adams, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Research Analyst, Caxton Associates (to 2015)	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Equity Income Fund, and International Funds
Ulle Adamson, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds
Roy H. Adkins, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Vinit Agrawal, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, Equity Income Fund
Christopher D. Alderson, 1962 Vice President, Price Hong Kong and Price Singapore; Director and Vice President, T. Rowe Price International; Vice President, T. Rowe Price Group, Inc.	President, Institutional International Funds and International Funds; Vice President, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Syed H. Ali, 1970 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds and New Era Fund
Kennard W. Allen, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Science & Technology Fund; Vice President, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Global Technology Fund, Mid-Cap Growth Fund, and Tax-Efficient Funds
Francisco M. Alonso, 1978 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Small-Cap Stock Fund; Executive Vice President, Institutional Equity Funds; Vice President, New Horizons Fund and Small-Cap Value Fund
Paulina Amieva, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Anil K. Andhavarapu, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Austin Applegate, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
R. Lee Arnold, Jr., 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	Executive Vice President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Income Fund
Malik S. Asif, 1981 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
E. Frederick Bair, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	Vice President, Index Trust, International Index Fund, Personal Strategy Funds, and Real Assets Fund
Ziad Bakri, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; M.D., CFA	President, Health Sciences Fund; Vice President, Blue Chip Growth Fund, New America Growth Fund, New Horizons Fund, and Tax-Efficient Funds
Harishankar Balkrishna, 1983 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund, Institutional International Funds, and International Funds
Colin T. Bando, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Analyst, PFM Group in New York (to 2014); CFA	Vice President, Summit Municipal Funds and Tax-Free High Yield Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Sheena L. Barbosa, 1983 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Stephen L. Bartolini, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Inflation Protected Bond Fund and Limited Duration Inflation Focused Bond Fund; Vice President, Global Allocation Fund, Institutional Income Funds, New Income Fund, Real Assets Fund, Short-Term Bond Fund, Total Return Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Peter J. Bates, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Executive Vice President, International Funds; Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Dividend Growth Fund, Growth & Income Fund, Institutional International Funds, U.S. Large-Cap Core Fund, and Value Fund

Jason A. Bauer, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, Total Return Fund, and Value Fund

Luis M. Baylac, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds

Timothy Bei, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds

Oliver D.M. Bell, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds
R. Scott Berg, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional International Funds and International Funds
Brian W.H. Berghuis, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Mid-Cap Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Diversified Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, and Science & Technology Fund

Michael F. Blandino, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund
Steve Boothe, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Executive Vice President, Corporate Income Fund and Multi-Sector Account Portfolios; Vice President, Capital Appreciation & Income Fund, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and New Income Fund

Peter I. Botoucharov, 1965 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Tala Boulos, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Vice President, CEEMEA Corporate Credit Research, Deutsche Bank (to 2013)	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Darrell N. Braman, 1963

Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Vice President and Secretary, all funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Brian J. Brennan, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA

President, U.S. Treasury Funds; Executive Vice President, Institutional Income Funds; Vice President, GNMA Fund, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, Multi-Sector Account Portfolios, New Income Fund, Total Return Fund, and U.S. Bond Enhanced Index Fund

Steven G. Brooks, 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Corporate Income Fund, Multi-Sector Account Portfolios, TRP Reserve Funds, Short-Term Bond Fund, and State Tax-Free Funds
Christopher P. Brown, Jr., 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Total Return Fund; Vice President, GNMA Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and U.S. Bond Enhanced Index Fund
Ryan N. Burgess, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds, Mid-Cap Value Fund, and New Era Fund
Brian E. Burns, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Global Technology Fund, Mid-Cap Value Fund, and New Horizons Fund
Jon B. Casper, 1989 Employee, T. Rowe Price; student, The Wharton School, University of Pennsylvania (to 2016); formerly Corporate Strategy Manager, Capital One Financial Corporation (to 2014)	Vice President, Financial Services Fund
Sheldon Chan, 1981 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios
Andrew Chang, 1983 Vice President, T. Rowe Price Group, Inc.	Vice President, International Funds
Tak Yiu Cheng, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; CFA, CPA	Vice President, International Funds
Paul Y. Cho, 1986 Vice President, T. Rowe Price; student, The Wharton School, University of Pennsylvania (to 2015); formerly Investment Analyst, Maverick Capital (to 2013)	Vice President, Media & Telecommunications Fund
Carolyn Hoi Che Chu, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Archibald Ciganer, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds
Jerome A. Clark, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; CFA	President, Retirement Funds; Vice President, Limited Duration Inflation Focused Bond Fund and Personal Strategy Funds
Richard N. Clattenburg, 1979 Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Capital Appreciation & Income Fund and Global Real Estate Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Jason T. Collins, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Short-Term Bond Fund
M. Helena Condez, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, Intermediate Tax-Free High Yield Fund, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Michael J. Conelius, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Michael F. Connelly, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios

Michael P. Daley, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund
Andrew S. Davis, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Growth Stock Fund, International Funds, Small-Cap Stock Fund, Small-Cap Value Fund, Tax-Efficient Funds, and Value Fund
Vincent M. DeAugustino, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund and Value Fund
Ramon R. de Castro, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Kimberly E. DeDominicis, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Richard de los Reyes, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Multi-Strategy Total Return Fund; Vice President, Institutional International Funds, International Funds, Mid-Cap Value Fund, New Era Fund, and Real Assets Fund

Michael Della Vedova, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional International Funds

Levent Demirekler, 1974 Vice President, T. Rowe Price	Vice President, Short-Term Bond Fund
G. Richard Dent, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, Intermediate Tax-Free High Yield Fund, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Charles Devereux, 1969 Vice President, T. Rowe Price; formerly Head Analyst, Henderson Global Investors (to 2017); Director, Delaware Investments (to 2013)	Vice President, High Yield Fund (serves only with respect to the High Yield Fund)

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Eric L. DeVilbiss, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Growth Stock Fund, New America Growth Fund, and New Horizons Fund
Anouk Dey, 1986 Vice President, T. Rowe Price; CFA	Vice President, New Horizons Fund

Carson R. Dickson, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional Income Funds

Anna A. Dreyer, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund
Christopher Driessen, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Executive Director, Goldman Sachs Asset Management (to 2014)	Vice President, New Era Fund
Shawn T. Driscoll, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, New Era Fund; Vice President, Capital Appreciation Fund, Growth & Income Fund, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, Real Assets Fund, and U.S. Large-Cap Core Fund

Gregory Dunham, 1974 Vice President, T. Rowe Price and T. Rowe Price Group; formerly Analyst, Goldman Sachs (to 2015); CFA	Vice President, Global Technology Fund, Growth Stock Fund, Media & Telecommunications Fund, Science & Technology Fund, and Tax-Efficient Funds
Donald J. Easley, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Diversified Mid-Cap Growth Fund; Vice President, Capital Opportunity Fund, Mid-Cap Growth Fund, New Era Fund, and Tax-Efficient Funds
Bridget A. Ebner, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
David J. Eiswert, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CFA

Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Technology Fund, Growth Stock Fund, Media & Telecommunications Fund, and Science & Technology Fund

Henry M. Ellenbogen, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, New Horizons Fund; Vice President, Global Technology Fund, International Funds, Media & Telecommunications Fund, Mid-Cap Growth Fund, and Mid-Cap Value Fund
Charles E. Emrich, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Short-Intermediate Fund
Sarah J. Engle, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund

Devon Everhart, 1977 Vice President, T. Rowe Price; formerly Senior Research Analyst, Henderson Global Investors (to 2017); Senior Research Analyst, Delaware Investments (to 2013); CFA	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Matthew Fanandakis, 1983 Vice President, T. Rowe Price; formerly Fixed Income Research Analyst, Henderson Global Investors (to 2017); Fixed Income Research Analyst, Delaware Investments (to 2013); CFA	Vice President, High Yield Fund (serves only with respect to the High Yield Fund)

Joseph B. Fath, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	President, Growth Stock Fund; Vice President, Capital Opportunity Fund, Growth & Income Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, and U.S. Large-Cap Core Fund
Ryan W. Ferro, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, student, Tuck School of Business at Dartmouth (to 2014)	Vice President, International Funds

Stephen M. Finamore, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA

Vice President, Capital Appreciation & Income Fund, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, and Multi-Sector Account Portfolios

Mark S. Finn, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA

President, Value Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, Capital Opportunity Fund, Equity Income Fund, Growth & Income Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, New Era Fund, Personal Strategy Funds, and U.S. Large-Cap Core Fund

Quentin S. Fitzsimmons, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Portfolio Manager, Royal Bank of Scotland Group (to 2015)	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, and International Funds
Christopher T. Fortune, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Jon M. Friar, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Dividend Growth Fund, Financial Services Fund, and Growth Stock Fund
Melissa C. Gallagher, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Health Sciences Fund and International Funds
George Gao, 1979 Vice President, T. Rowe Price	Vice President, Quantitative Management Funds
Stephanie A. Gentile, 1956 Vice President, T. Rowe Price; formerly Director, Credit Suisse Securities (to 2014); CFA	Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Justin T. Gerbereux, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios

John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Investment Services, Inc.	Chief Compliance Officer, all funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
David R. Giroux, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Capital Appreciation Fund; Co-President, Capital Appreciation & Income Fund; Vice President, Floating Rate Fund, Institutional Income Funds, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Gregg Gola, 1965 Vice President, T. Rowe Price; formerly Trader and Analyst, Henderson Global Investors (to 2017); Divisional Director, Delaware Investments (to 2013); CFA	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Vishnu Vardhan Gopal, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Joel Grant, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, Fidelity International (to 2014)	Vice President, International Funds and Value Fund
Paul D. Greene II, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Media & Telecommunications Fund; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Global Technology Fund, Growth & Income Fund, Growth Stock Fund, Institutional International Funds, International Funds, Science & Technology Fund, and U.S. Large-Cap Core Fund

Benjamin Griffiths, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds and International Funds
Michael J. Grogan, 1971 Vice President, T. Rowe Price and T. Rowe Price Group Inc.; CFA	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and Short-Term Bond Fund
Amanda B. Hall, 1985 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; student, Stanford Graduate School of Business (to 2014); CFA	Vice President, Institutional International Funds and International Funds
John Hall, 1977 Vice President, T. Rowe Price; formerly Assistant Professor of Medicine, Johns Hopkins University School of Medicine (to 2013)	Vice President, Health Sciences Fund
Richard L. Hall, 1979 Vice President, T. Rowe Price and T. Rowe Price Group Inc.	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Nabil Hanano, 1984 Vice President, T. Rowe Price International; CFA	Vice President, Institutional International Funds and International Funds
Geoffrey M. Hardin, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, New Income Fund, Short-Term Bond Fund, and U.S. Treasury Funds
Robert L. Harlow, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CAIA, CFA	Vice President, Global Allocation Fund
Ryan S. Hedrick, 1980 Vice President, T. Rowe Price and T. Rowe Price Group Inc.; formerly Analyst, Davidson Kempner Capital Management (to 2013); CFA

Vice President, Blue Chip Growth Fund, Capital Appreciation & Income Fund, Capital Opportunity Fund, Dividend Growth Fund, Equity Income Fund, Mid-Cap Value Fund, New Era Fund, and Small-Cap Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Barry Henderson, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund
Charles B. Hill, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Tax-Free Short-Intermediate Fund; Executive Vice President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Short-Term Bond Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund

Ann M. Holcomb, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds
Steven C. Huber, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CFA, FSA

President, Global Multi-Sector Bond Fund; Executive Vice President, Institutional Income Funds; Vice President, Floating Rate Fund, Global Allocation Fund, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, New Income Fund, and Total Return Fund

Thomas J. Huber, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Dividend Growth Fund; Vice President, Blue Chip Growth Fund and Real Estate Fund
Stefan Hubrich, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	Co-President, Multi-Strategy Total Return Fund; Vice President, Global Allocation Fund, Institutional International Funds, International Funds, and Real Assets Fund
Arif Husain, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Director/Head of UK and Euro Fixed Income, AllianceBernstein (to 2013); CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Jon Hussey, 1982 Employee, T. Rowe Price; student, University of Chicago Booth School of Business (to 2016); formerly Analyst, Driehaus Capital Management (to 2014); CFA	Vice President, New Era Fund and Value Fund

Hiromasa Ikeda, 1971 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; Manager, Fidelity Korea (to 2014)	Vice President, International Funds

Tetsuji Inoue, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund and International Funds
Stephon A. Jackson, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Mid-Cap Growth Fund
Michael Jacobs, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Vice President, JP Morgan Asset Management (to 2013)	Vice President, International Funds

Andrew P. Jamison, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation & Income Fund, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional Income Funds

Randal S. Jenneke, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Prashant G. Jeyaganesh, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, International Funds
Rachel Jonas, 1983 Employee, T. Rowe Price; formerly Analyst, Sands Capital Management (to 2016); student, Harvard Business School (to 2014)	Vice President, Health Sciences Fund
Dylan Jones, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
Nina P. Jones, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA

President, Global Real Estate Fund; Vice President, Capital Appreciation Fund, Financial Services Fund, Institutional International Funds, International Funds, Real Assets Fund, Real Estate Fund, and Small-Cap Value Fund

Keir R. Joyce, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Short-Term Bond Fund
Vidya Kadiyam, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Quantitative Management Funds
Yoichiro Kai, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund, Institutional International Funds, and International Funds
Jacob Kann, 1987 Employee, T. Rowe Price; formerly Equity Research Associate, Eaton Vance Corporation (to 2013); CFA	Vice President, International Funds
Jai Kapadia, 1982 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Institutional International Funds, and International Funds
Andrew J. Keirle, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund and Institutional Income Funds
Ian D. Kelson, 1956 Director and Vice President, T. Rowe Price International; Vice President, T. Rowe Price Group, Inc.	Vice President, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Shinwoo Kim, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund and New Era Fund
Steven M. Kohlenstein, 1987 Vice President, T. Rowe Price	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Short-Term Bond Fund
Marianna Korpusova, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, student, The University of Chicago (to 2014); CFA	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
Steven D. Krichbaum, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Capital Appreciation & Income Fund; Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Paul J. Krug, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Vice President, all funds
Christopher J. Kushlis, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Michael Lambe, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Robert M. Larkins, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, U.S. Bond Enhanced Index Fund; Vice President, Balanced Fund, Global Allocation Fund, Institutional Income Funds, New Income Fund, and Total Return Fund
Marcy M. Lash, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Intermediate Tax-Free High Yield Fund, Institutional Income Funds, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Shengrong Lau, 1982 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Mark J. Lawrence, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Matthew Lawton, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Corporate Income Fund
David M. Lee, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Real Estate Fund; Vice President, Dividend Growth Fund, Global Real Estate Fund, and Real Assets Fund
Martin G. Lee, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and U.S. Bond Enhanced Index Fund
Wyatt A. Lee, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Real Assets Fund; Executive Vice President, Retirement Funds; Vice President, Balanced Fund, Limited Duration Inflation Focused Bond Fund, and Personal Strategy Funds
Yongheon Lee, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Total Return Fund
Alan D. Levenson, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.

Vice President, GNMA Fund, Government Money Fund, Inflation Protected Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

John D. Linehan, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Equity Income Fund; Executive Vice President, Institutional Equity Funds; Vice President, Value Fund
Jacqueline L. Liu, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Investment Analyst, Fidelity International Hong Kong Limited (to 2014)	Vice President, Global Technology Fund, International Funds, and Media & Telecommunications Fund
Gregory Locraft, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Kevin P. Loome, 1967

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Head of U.S. Credit, Henderson Global Investors (to 2017) and Head of High Yield and Bank Loans, Delaware Investments (to 2013); CFA

Executive Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Anh Lu, 1968 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds
Oxana Lyalina, 1987 Vice President, T. Rowe Price International; Senior Analyst, Goldman Sachs International (to 2013)	Vice President, International Funds
Joseph K. Lynagh, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Government Money Fund, TRP Reserve Funds, Summit Income Funds, and Tax-Exempt Money Fund; Executive Vice President, Institutional Income Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Municipal Funds, and U.S. Treasury Funds; Vice President, Tax-Free Short-Intermediate Fund

James T. Lynch, 1983 Vice President, T. Rowe Price; CFA	Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Matt Mahon, 1985 Employee, T. Rowe Price; formerly, student, The Wharton School, University of Pennsylvania (to 2016); Analyst, Water Street Capital (to 2014)	Vice President, Diversified Mid-Cap Growth Fund and New Era Fund
Navneesh. Malhan, 1980 Vice President, T. Rowe Price; formerly Vice President, BlackRock (to 2015); CFA	Vice President, Quantitative Management Funds

Konstantine B. Mallas, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Tax-Free Income Fund; Executive Vice President, State Tax-Free Funds, and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund

Sebastien Mallet, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds; Vice President, International Funds
Robert J. Marcotte, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Mid-Cap Growth Fund, and Small-Cap Stock Fund
Jennifer Martin, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund and Global Technology Fund
Daniel Martino, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Equity Income Fund, Growth Stock Fund, Media & Telecommunications Fund, and Value Fund
Ryan Martyn, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds and New Era Fund
George A. Marzano, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund and Equity Income Fund

Paul M. Massaro, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Floating Rate Fund; Co-President, Capital Appreciation & Income Fund; Executive Vice President, Institutional Income Funds and Multi-Sector Account Portfolios; Vice President, Capital Appreciation Fund, Global Multi-Sector Bond Fund, and High Yield Fund (serves only with respect to the High Yield Fund)

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Catherine D. Mathews, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President and Treasurer, all funds
Jonathan H.W. Matthews, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds
Andrew C. McCormick, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, GNMA Fund and Total Return Fund; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund, Inflation Protected Bond Fund, Institutional Income Funds, Limited Duration Inflation Focused Bond Fund, New Income Fund, Short-Term Bond Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Daniel A. McCulley, 1987 Vice President, T. Rowe Price; formerly, summer intern, Clearbridge Investments (to 2015); Associate Research Analyst, T. Rowe Price (to 2013)	Vice President, Global Real Estate Fund and Real Estate Fund
Ian C. McDonald, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund and New America Growth Fund
Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Hugh D. McGuirk, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, State Tax-Free Funds, and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Heather K. McPherson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA

Executive Vice President, Institutional Equity Funds, and Mid-Cap Value Fund; Vice President, Equity Income Fund, Global Technology Fund, Growth & Income Fund, New Era Fund, U.S. Large-Cap Core Fund, and Value Fund

Sean P. McWilliams, 1988 Vice President, T. Rowe Price	Vice President, Global Allocation Fund
Cheryl A. Mickel, 1967 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Short-Term Bond Fund; Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Summit Income Funds, Summit Municipal Funds, and U.S. Treasury Funds
Raymond A. Mills, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; Ph.D., CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Balanced Fund, Global Real Estate Fund, and Personal Strategy Funds
Jihong Min, 1979 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Eric C. Moffett, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds
Samy B. Muaddi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, International Funds and Multi-Sector Account Portfolios; Vice President, Corporate Income Fund, Global Multi-Sector Bond Fund, and Institutional Income Funds
Tobias F. Mueller, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Technology Fund, Institutional International Funds, International Funds, and Science & Technology Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
James M. Murphy, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Income Fund
Jared Murphy, 1986 Vice President, T. Rowe Price; formerly, student, Stanford Graduate School of Business (to 2015); Associate, ShawSpring Partners (to 2013)	Vice President, International Funds
Linda A. Murphy, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free High Yield Fund
Sudhir Nanda, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	President, Quantitative Management Funds; Vice President, Capital Appreciation Fund, Diversified Mid-Cap Growth Fund, Institutional International Funds, and Real Assets

Thibault Nardin, 1983 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund and Institutional International Funds

Jeffrey R. Nathan, 1985 Employee, T. Rowe Price	Vice President, Financial Services Fund
Joshua Nelson, 1977 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds
Philip A. Nestico, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, International Funds, Media & Telecommunications Fund, and Real Estate Fund
Michael Niedzielski, 1979 Vice President T. Rowe Price Group, Inc. and T. Rowe Price International; Manager and Analyst, Fidelity Investments, Boston and London Offices (to 2015)	Vice President, International Funds
Sridhar Nishtala, 1975 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Jason Nogueira, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Capital Opportunity Fund, Growth & Income Fund, Mid-Cap Growth Fund, and U.S. Large-Cap Core Fund
Alexander S. Obaza, 1981 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund

David Oestreicher, 1967

Director, Vice President, and Secretary, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group, Inc.; Vice President and Secretary, T. Rowe Price and T. Rowe Price International; Vice President, Price Hong Kong and Price Singapore

Vice President, all funds

Christian M. O’Neill, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, Lord Abbett & Company, LLC (to 2013)	Vice President, New Era Fund and Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Kenneth A. Orchard, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Curt J. Organt, 1968 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Institutional Equity Funds, International Funds, New America Growth Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Paul T. O’Sullivan, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Oluwaseun A. Oyegunle, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly, student, The Wharton School, University of Pennsylvania (to 2013); CFA	Vice President, Institutional International Funds and International Funds
Sebastien Page, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, Real Assets Fund, Retirement Funds, and Spectrum Funds
Robert A. Panariello, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund and Retirement Funds
Gonzalo Pangaro, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds
Miso Park, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Timothy E. Parker, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Mid-Cap Growth Fund, New Era Fund, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Viral S. Patel, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund

Charles G. Pepin, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund

Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds
Jason B. Polun, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds
Adam Poussard, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Health Sciences Fund and New Horizons Fund
Jordan Pryor, 1991 Assistant Vice President, T. Rowe Price; formerly Investment Fellowship Program, T. Rowe Price (to 2014)	Vice President, Quantitative Management Funds
Larry J. Puglia, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Blue Chip Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund and Personal Strategy Funds
Robert T. Quinn, Jr., 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund
Preeta Ragavan, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly intern (to 2013)	Vice President, Global Real Estate Fund and Real Estate Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Vivek Rajeswaran, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue-Chip Growth Fund, International Funds, Mid-Cap Growth Fund, and New Era Fund
Kyle Rasbach, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Vice President, Cowen and Company (to 2013)	Vice President, Equity Income Fund and Health Sciences Fund

John W. Ratzesberger, 1975

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly North American Head of Listed Derivatives Operation, Morgan Stanley (to 2013)

Vice President, all funds
Shannon H. Rauser, 1987 Employee, T. Rowe Price	Assistant Secretary, all funds
Rodney M. Rayburn, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director, Värde Partners (to 2014); CFA	President, Credit Opportunities Fund; Executive Vice President, Institutional Income Funds
Vernon A. Reid, Jr., 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and Short-Term Bond Fund
Michael F. Reinartz, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Short-Term Bond Fund; Vice President, Inflation Protected Bond Fund and Limited Duration Inflation Focused Bond Fund
Darrell M. Riley, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund
Melanie A. Rizzo, 1982 Vice President, T. Rowe Price	Vice President, Equity Income Fund and International Funds
Theodore E. Robson, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Real Estate Fund
Alexander Roik, 1991 Employee, T. Rowe Price; formerly intern (to 2013)	Vice President, Small-Cap Value Fund
Jeffrey Rottinghaus, 1970 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	President, Growth & Income Fund and U.S. Large-Cap Core Fund; Vice President, Capital Opportunity Fund and Dividend Growth Fund
David L. Rowlett, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds and New America Growth Fund

Brian A. Rubin, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, and Multi-Sector Account Portfolios

Mariel Santiago, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Equity Research Analyst, HSBC Securities, Inc. (to 2014)	Vice President, International Funds and Multi-Sector Account Portfolios
Federico Santilli, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds
Sebastian Schrott, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Emily C. Scudder, 1985 Vice President, T. Rowe Price; formerly, student, The Wharton School, University of Pennsylvania; (to 2015); Equity Research Associate, BMO Capital Markets (to 2013); CFA, CPA	Vice President, Science & Technology Fund
Deborah D. Seidel, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.	Vice President, all funds
Michael K. Sewell, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Daniel O. Shackelford, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, New Income Fund; Vice President, Inflation Protected Bond Fund, Institutional Income Funds, Limited Duration Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Personal Strategy Funds, Real Assets Fund, Retirement Funds, Spectrum Funds, Total Return Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Chen Shao, 1980 Vice President, T. Rowe Price

Vice President, Government Money Fund, Intermediate Tax-Free High Yield Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Thomas A. Shelmerdine, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, New Era Fund
John C.A. Sherman, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
I-hung Shih, 1973 Vice President, T. Rowe Price; formerly Investment Analyst, Temasek International (to 2016), Associate, Credit Suisse (to 2014)	Vice President, Health Sciences Fund

Jamie Shin, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional Income Funds

Charles M. Shriver, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, and Spectrum Funds; Vice President, Real Assets Fund and Retirement Funds
Elliot J. Shue, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Corporate Income Fund
Farris G. Shuggi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, Capital Appreciation Fund and Small-Cap Value Fund
Corey D. Shull, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Global Technology Fund, Media & Telecommunications Fund, and New Horizons Fund
Weijie Si, 1983 Vice President, T. Rowe Price and T. Rowe Price Group	Vice President, Dividend Growth Fund, Real Estate Fund, Tax-Efficient Funds, and Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Neil Smith, 1972 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price Group, Inc., and T. Rowe Price International	President, International Index Fund; Vice President, Index Trust
Matthew J. Snowling, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Equity Income Fund, Financial Services Fund, and Tax-Efficient Funds
Gabriel Solomon, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Financial Services Fund; Vice President, Capital Appreciation Fund, Dividend Growth Fund, Growth & Income Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, and U.S. Large-Cap Core Fund

Scott D. Solomon, 1981 Vice President, T. Rowe Price; CFA	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and U.S. Bond Enhanced Index Fund
Eunbin Song, 1980 Vice President, Price Singapore and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds
Joshua K. Spencer, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Global Technology Fund; Vice President, Institutional International Funds, International Funds, New Horizons Fund, Science & Technology Fund, Small-Cap Stock Fund, and Value Fund
Douglas D. Spratley, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

David Stanley, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

James Stillwagon, 1982

Vice President, T. Rowe Price; formerly Partner, Cat Rock Capital (to 2016); Managing Director, Lone Pine Capital (to 2015); Managing Director, Media & Telecommunications Group, Maverick Capital (to 2013)

Vice President, Media & Telecommunications Fund

Kimberly A. Stokes, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Guido F. Stubenrauch, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Taymour R. Tamaddon, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Executive Vice President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Growth Stock Fund, Health Sciences Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, and New America Growth Fund

Ju Yen Tan, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Sin Dee Tan, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, International Funds
Timothy G. Taylor, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Dean Tenerelli, 1964 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds

Craig A. Thiese, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Index Trust, International Index Fund, New America Growth Fund, and New Era Fund
Robert D. Thomas, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International

Vice President, Corporate Income Fund, Government Money Fund, Institutional Income Funds, Multi-Sector Account Portfolios, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Siby Thomas, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios
Toby M. Thompson, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CAIA	Vice President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, and Spectrum Funds
Justin Thomson, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, New Horizons Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
David A. Tiberii, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	President, Corporate Income Fund; Executive Vice President, Institutional Income Funds; Vice President, Multi-Sector Account Portfolios, New Income Fund, and U.S. Bond Enhanced Index Fund
Mitchell J.K. Todd, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund and International Funds

Michael J. Trivino, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional Income Funds

Susan G. Troll, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Financial Services Fund, Inflation Protected Bond Fund, and Limited Duration Inflation Focused Bond Fund
Alan Tu, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Intern, T. Rowe Price (to 2013); student, University of Chicago Booth School of Business (to 2014)	Vice President, Global Technology Fund, New Horizons Fund, Science & Technology Fund, and Tax-Efficient Funds
James A. Tzitzouris, Jr., 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.	Vice President, Retirement Funds
Ken D. Uematsu, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Index Trust; Vice President, International Index Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Institutional Income Funds; Executive Vice President, High Yield Fund (serves only with respect to the High Yield Fund), International Funds, and Multi-Sector Account Portfolios; Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Eric L. Veiel, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Capital Opportunity Fund and Institutional International Funds
Rupinder Vig, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Partner, Egerton Capital (to 2016); Executive Director, Morgan Stanley (to 2014)	Vice President, Institutional International Funds and International Funds

Kes Visuvalingam, 1968

Director, Responsible Officer, and Vice President, Price Hong Kong; Director, Chief Executive Officer, and Vice President, Price Singapore; and Vice President, T. Rowe Price Group, Inc.; CFA

Vice President, International Funds
Erik von Heijne, 1990 Assistant Vice President, T. Rowe Price; formerly Investment Fellowship Program, T. Rowe Price (to 2014)	Vice President, Quantitative Management Funds
Zenon Voyiatzis, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Managing Director, UBS Global Asset Management (to 2015)	Vice President, Capital Appreciation & Income Fund and Financial Services Fund
Verena E. Wachnitz, 1978 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds and Media & Telecommunications Fund
Lauren T. Wagandt, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
J. David Wagner, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Small-Cap Value Fund; Vice President, Institutional Equity Funds, Mid-Cap Value Fund, New Horizons Fund, and Small-Cap Stock Fund
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Diversified Mid-Cap Growth Fund and Institutional Equity Funds
David J. Wallack, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Value Fund; Vice President, International Funds and New Era Fund

Dai Wang, 1989 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly, student, Harvard Business School (to 2014)	Vice President, Institutional International Funds and International Funds

Megan Warren, 1968

Vice President, T. Rowe Price, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly Executive Director, JP Morgan Chase

Vice President, all funds
Hiroshi Watanabe, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Thomas H. Watson, 1977 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds; Vice President, Global Technology Fund, New America Growth Fund, and Science & Technology Fund
Michael T. Wehn, 1984 Vice President, T. Rowe Price	Vice President, Index Trust and International Index Fund
Mark R. Weigman, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	Vice President, Tax-Efficient Funds

John D. Wells, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Short-Term Bond Fund
Justin P. White, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, New America Growth Fund; Vice President, Capital Opportunity Fund, Growth Stock Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, and Mid-Cap Value Fund
Christopher S. Whitehouse, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Media & Telecommunications Fund
Bineesha Wickremarachchi, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Research Analyst, Aberdeen Asset Management (to 2015); CFA	Vice President, Corporate Income Fund and Institutional Income Funds
Tamara P. Wiggs, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Financial Services Fund, and Value Fund
Clive M. Williams, 1966 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Funds
John M. Williams, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Capital Appreciation & Income Fund, Dividend Growth Fund, and Mid-Cap Value Fund

Thea N. Williams, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, and Multi-Sector Account Portfolios

Jon D. Wood, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Vice President and Senior Research Analyst, Jeffries & Company, Inc. (to 2013); CFA	Vice President, Dividend Growth Fund, Health Sciences Fund, and Value Fund
J. Howard Woodward, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Corporate Income Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Rouven J. Wool-Lewis, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Health Sciences Fund, and Small-Cap Stock Fund
Marta Yago, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund and International Funds
David A. Yatzeck, 1981 Vice President, T. Rowe Price Group and T. Rowe Price International	Vice President, Credit Opportunities Fund and Institutional Income Funds
Benjamin T. Yeagle, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Ernest C. Yeung, 1979 Director, Responsible Officer, and Vice President, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds and Media & Telecommunications Fund
Alison Mei Ling Yip, 1966 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund
Eric Yuan, 1984 Employee, T. Rowe Price; student, Columbia Business School (to 2016); formerly Analyst, Yulan Capital Management (to 2014)	Vice President, International Funds
Rick Zhang, 1984 Vice President, T. Rowe Price; CFA	Vice President, GNMA Fund
Wenli Zheng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds and Media & Telecommunications Fund

Douglas Zinser, 1975 Vice President, T. Rowe Price; formerly Senior Research Analyst, Henderson Global Investors (to 2017); analyst, Delaware Investments (to 2013)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Directors’ Compensation

Each independent director is paid $300,000 annually for his/her service on the funds’ Boards and the chairman of the Committee of Independent Directors is paid an additional $150,000 annually for his/her service as Lead Independent Director. An independent director who serves on the Joint Audit Committee receives $30,000 annually for his/her service as a member of the committee. The Joint Audit Committee chairman receives an additional $10,000 annually for his/her service as chairman of the committee. All of these fees are allocated to each fund on a pro rata basis based on each fund’s net assets relative to the other funds.

The following table shows the total compensation that was received by the independent directors for the 2016 calendar year. The independent directors of the funds do not receive any pension or retirement benefits from the funds or T. Rowe Price. In addition, the officers and inside directors of the funds do not receive any compensation or benefits from the funds for their service.

Directors	Total Compensation
Brody*	$300,000
Deering (Lead)	456,000
Duncan	330,000
Gerrard	346,000
McBride	336,000
Rouse	330,000
Schreiber	304,500
Tercek	300,000

* Effective December 31, 2016, Dr. Brody retired as independent director of the Price Funds.

The following table shows the amounts paid by each fund to the independent directors based on accrued compensation for the calendar year 2016:

Fund	Aggregate Compensation From Fund
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Africa & Middle East	$56	$85	$61	$64	$63	$61	$57	$56
Asia Opportunities	12	18	13	14	13	13	12	12
Balanced	1,715	2,607	1,887	1,978	1,921	1,887	1,741	1,715
Blue Chip Growth	13,801	20,978	15,181	15,918	15,457	15,181	14,007	13,801
California Tax-Free Bond	249	379	274	288	279	274	253	249
California Tax-Free Money	28	43	31	33	32	31	29	28
Capital Appreciation	11,235	17,079	12,359	12,959	12,585	12,359	11,405	11,235
Capital Appreciation & Income(a)	—	1	1	1	1	1	1	1
Capital Opportunity	227	346	250	262	255	250	231	227
Cash Reserves	1,817	2,758	1,999	2,091	2,031	1,999	1,844	1,817
Corporate Income	367	557	403	423	411	403	372	367
Credit Opportunities	15	24	17	18	17	17	16	15
Diversified Mid-Cap Growth	237	360	260	273	265	260	240	237
Dividend Growth	2,379	3,618	2,617	2,746	2,667	2,617	2,415	2,379
Dynamic Global Bond	35	54	39	41	40	39	36	35
Emerging Europe	68	104	75	79	76	75	69	68
Emerging Markets Bond	2,259	3,436	2,485	2,608	2,532	2,485	2,293	2,259
Emerging Markets Corporate Bond	37	56	41	43	41	41	38	37
Emerging Markets Corporate Multi-Sector Account Portfolio(b)	12	18	13	14	14	13	12	12
Emerging Markets Local Currency Bond	102	155	112	118	114	112	103	102
Emerging Markets Local Multi-Sector Account Portfolio(b)	9	14	10	10	10	10	9	9
Emerging Markets Stock	3,839	5,836	4,223	4,428	4,300	4,223	3,897	3,839
Emerging Markets Value Stock	7	11	8	8	8	8	7	7
Equity Income	9,677	14,705	10,645	11,157	10,834	10,645	9,820	9,677
Equity Index 500	11,469	17,435	12,616	13,229	12,847	12,616	11,642	11,469
European Stock	604	917	664	696	676	664	613	604
Extended Equity Market Index	314	477	346	362	352	346	319	314
Financial Services	240	365	265	277	269	265	244	240
Floating Rate	300	456	330	346	336	330	304	300
Floating Rate Multi-Sector Account Portfolio(b)	27	41	30	31	30	30	27	27
Georgia Tax-Free Bond	142	216	156	164	159	156	144	142
Global Allocation	74	112	81	85	83	81	75	74
Global Consumer	2	3	2	2	2	2	2	2
Global Growth Stock	41	62	45	47	46	45	42	41
Global High Income Bond	17	26	19	20	19	19	17	17

Fund	Aggregate Compensation From Fund
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Global Industrials	7	11	8	9	8	8	8	7
Global Multi-Sector Bond	140	214	154	162	157	154	143	140
Global Real Estate	109	165	120	125	122	120	110	109
Global Stock	230	349	253	265	257	253	233	230
Global Technology	1,239	1,883	1,363	1,429	1,388	1,363	1,257	1,239
GNMA	690	1,049	759	796	773	759	700	690
Government Money	3,229	4,909	3,552	3,726	3,618	3,552	3,278	3,229
Government Reserve	8,732	13,262	9,605	10,061	9,770	9,605	8,860	8,732
Growth & Income	698	1,062	768	805	782	768	709	698
Growth Stock	19,404	29,488	21,344	22,374	21,727	21,344	19,690	19,404
Health Sciences	5,274	8,012	5,802	6,078	5,902	5,802	5,352	5,274
High Yield	4,165	6,333	4,582	4,805	4,666	4,582	4,229	4,165
High Yield Multi-Sector Account Portfolio(b)	7	11	8	9	8	8	8	7
Inflation Protected Bond	166	252	182	191	186	182	168	166
Institutional Africa & Middle East	69	104	75	79	77	75	70	69
Institutional Cash Reserves	4	6	4	4	4	4	4	4
Institutional Core Plus	239	363	263	276	268	263	243	239
Institutional Credit Opportunities	10	15	11	11	11	11	10	10
Institutional Emerging Markets Bond	134	204	148	155	150	148	136	134
Institutional Emerging Markets Equity	421	639	463	485	471	463	427	421
Institutional Floating Rate	1,704	2,592	1,874	1,967	1,910	1,874	1,730	1,704
Institutional Frontier Markets Equity	19	29	21	22	22	21	20	19
Institutional Global Focused Growth Equity	36	54	39	41	40	39	36	36
Institutional Global Growth Equity	145	220	159	167	162	159	147	145
Institutional Global Multi-Sector Bond	60	91	66	69	67	66	61	60
Institutional Global Value Equity	4	6	4	4	4	4	4	4
Institutional High Yield	769	1,169	846	887	861	846	781	769
Institutional International Bond	158	240	174	182	177	174	161	158
Institutional International Concentrated Equity	108	165	119	125	121	119	110	108
Institutional International Core Equity	61	92	67	70	68	67	62	61
Institutional International Growth Equity	25	38	28	29	28	28	26	25
Institutional Large-Cap Core Growth	947	1,440	1,042	1,092	1,061	1,042	961	947
Institutional Large-Cap Growth	5,647	8,580	6,211	6,509	6,321	6,211	5,730	5,647
Institutional Large-Cap Value	1,183	1,799	1,301	1,365	1,326	1,301	1,201	1,183

Fund	Aggregate Compensation From Fund
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Institutional Long Duration Credit	16	24	17	18	18	17	16	16
Institutional Mid-Cap Equity Growth	2,311	3,512	2,542	2,665	2,588	2,542	2,345	2,311
Institutional Small-Cap Stock	1,083	1,648	1,191	1,251	1,215	1,191	1,100	1,083
Institutional U.S. Structured Research	273	414	300	314	305	300	277	273
Intermediate Tax-Free High Yield	22	33	24	25	24	24	22	22
International Bond	2,316	3,520	2,548	2,671	2,593	2,548	2,351	2,316
International Bond Fund (USD Hedged)(c)	—	0	0	0	0	0	0	0
International Concentrated Equity	5	8	6	6	6	6	5	5
International Discovery	1,979	3,009	2,177	2,283	2,217	2,177	2,009	1,979
International Equity Index	217	329	238	250	243	238	220	217
International Stock	6,308	9,588	6,939	7,275	7,065	6,939	6,402	6,308
International Value Equity	5,120	7,780	5,632	5,903	5,732	5,632	5,196	5,120
Investment-Grade Corporate Multi-Sector Account Portfolio(b)	32	48	35	37	36	35	32	32
Japan	162	247	178	187	182	178	165	162
Latin America	243	369	267	280	272	267	247	243
Limited Duration Inflation Focused Bond	3,301	5,017	3,631	3,807	3,697	3,631	3,351	3,301
Maryland Short-Term Tax-Free Bond	95	144	104	109	106	104	96	95
Maryland Tax-Free Bond	980	1,490	1,078	1,130	1,098	1,078	995	980
Maryland Tax-Free Money	53	81	58	61	59	58	54	53
Media & Telecommunications	1,594	2,423	1,753	1,838	1,785	1,753	1,618	1,594
Mid-Cap Growth	10,698	16,257	11,768	12,335	11,978	11,768	10,856	10,698
Mid-Cap Index	2	3	3	3	3	3	2	2
Mid-Cap Value	5,156	7,836	5,671	5,946	5,774	5,671	5,232	5,156
Mortgage-Backed Securities Multi-Sector Account Portfolio(b)	47	71	52	54	53	52	48	47
Multi-Strategy Total Return(d)	—	11	8	9	8	8	7	7
New America Growth	1,722	2,617	1,894	1,985	1,928	1,894	1,747	1,722
New Asia	1,134	1,723	1,247	1,307	1,270	1,247	1,151	1,134
New Era	1,380	2,098	1,518	1,592	1,546	1,518	1,401	1,380
New Horizons	6,845	10,404	7,530	7,894	7,666	7,530	6,946	6,845
New Income	13,060	19,859	14,367	15,070	14,634	14,367	13,262	13,060
New Jersey Tax-Free Bond	169	257	186	195	190	186	172	169
New York Tax-Free Bond	210	319	231	242	235	231	213	210
New York Tax-Free Money	32	48	35	36	35	35	32	32
Overseas Stock	5,064	7,697	5,571	5,841	5,672	5,571	5,140	5,064
Personal Strategy Balanced	895	1,360	985	1,032	1,002	985	908	895

Fund	Aggregate Compensation From Fund
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Personal Strategy Growth	729	1,108	802	841	816	802	740	729
Personal Strategy Income	707	1,075	777	815	792	777	718	707
QM Global Equity	3	5	4	4	4	4	3	3
QM U.S. Small & Mid-Cap Core Equity	6	8	6	6	6	6	6	6
QM U.S. Small-Cap Growth Equity	1,091	1,660	1,200	1,259	1,223	1,200	1,108	1,091
QM U.S. Value Equity	3	5	4	4	4	4	4	3
Real Assets	1,918	2,914	2,110	2,210	2,146	2,110	1,946	1,918
Real Estate	2,667	4,053	2,934	3,076	2,987	2,934	2,707	2,667
Retirement 2005	784	1,192	863	905	878	863	796	784
Retirement 2010	2,544	3,867	2,799	2,934	2,849	2,799	2,582	2,544
Retirement 2015	4,218	6,411	4,640	4,865	4,724	4,640	4,282	4,218
Retirement 2020	11,075	16,833	12,183	12,772	12,403	12,183	11,241	11,075
Retirement 2025	8,421	12,800	9,263	9,712	9,432	9,263	8,547	8,421
Retirement 2030	10,998	16,717	12,098	12,684	12,318	12,098	11,163	10,998
Retirement 2035	6,227	9,466	6,850	7,183	6,975	6,850	6,321	6,227
Retirement 2040	7,600	11,551	8,360	8,764	8,511	8,360	7,713	7,600
Retirement 2045	3,692	5,612	4,061	4,258	4,135	4,061	3,747	3,692
Retirement 2050	2,899	4,406	3,188	3,343	3,247	3,188	2,942	2,899
Retirement 2055	1,081	1,644	1,189	1,248	1,212	1,189	1,098	1,081
Retirement 2060	42	64	46	49	47	46	43	42
Retirement Balanced	1,313	1,996	1,445	1,514	1,470	1,445	1,333	1,313
Retirement I 2005 Fund—I Class	8	13	9	10	9	9	9	8
Retirement I 2010 Fund—I Class	41	62	45	47	46	45	41	41
Retirement I 2015 Fund—I Class	68	104	75	79	77	75	69	68
Retirement I 2020 Fund—I Class	227	346	250	263	255	250	231	227
Retirement I 2025 Fund—I Class	170	260	187	197	191	187	173	170
Retirement I 2030 Fund—I Class	251	383	276	291	283	276	255	251
Retirement I 2035 Fund—I Class	127	194	140	148	144	140	129	127
Retirement I 2040 Fund—I Class	184	282	203	214	208	203	188	184
Retirement I 2045 Fund—I Class	82	126	91	96	93	91	84	82
Retirement I 2050 Fund—I Class	85	130	94	99	96	94	87	85
Retirement I 2055 Fund—I Class	24	37	27	28	28	27	25	24
Retirement I 2060 Fund—I Class	2	4	3	3	3	3	3	2
Retirement Balanced I Fund—I Class	18	27	19	21	20	19	18	18
Retirement Income 2020(e)	—	4	3	3	3	3	3	3

Fund	Aggregate Compensation From Fund
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Science & Technology	1,600	2,432	1,760	1,846	1,792	1,760	1,624	1,600
Short-Term	1,821	2,774	2,003	2,106	2,045	2,003	1,852	1,821
Short-Term Bond	2,431	3,695	2,675	2,804	2,723	2,675	2,468	2,431
Short-Term Government	0	0	0	0	0	0	0	0
Small-Cap Index	2	3	3	3	3	3	3	2
Small-Cap Stock	3,811	5,791	4,192	4,394	4,267	4,192	3,867	3,811
Small-Cap Value	3,385	5,146	3,723	3,905	3,792	3,723	3,435	3,385
Spectrum Growth	1,521	2,311	1,673	1,754	1,703	1,673	1,543	1,521
Spectrum Income	2,727	4,145	2,999	3,145	3,055	2,999	2,768	2,727
Spectrum International	512	778	563	591	574	563	520	512
Summit Municipal Income	510	776	561	589	572	561	518	510
Summit Municipal Intermediate	1,816	2,761	1,998	2,095	2,035	1,998	1,844	1,816
Summit Municipal Money Market	86	130	95	99	96	95	87	86
Target 2005	11	17	12	13	13	12	11	11
Target 2010	24	37	27	28	27	27	25	24
Target 2015	64	97	70	74	71	70	65	64
Target 2020	82	125	90	95	92	90	83	82
Target 2025	67	102	74	77	75	74	68	67
Target 2030	68	103	74	78	76	74	69	68
Target 2035	38	58	42	44	43	42	39	38
Target 2040	33	50	36	38	37	36	33	33
Target 2045	22	33	24	25	24	24	22	22
Target 2050	13	19	14	15	14	14	13	13
Target 2055	8	12	9	9	9	9	8	8
Target 2060	2	3	2	3	2	2	2	2
Tax-Efficient Equity	95	144	104	109	106	104	96	95
Tax-Exempt Money	317	480	348	364	354	348	321	317
Tax-Free High Yield	1,813	2,757	1,995	2,093	2,032	1,995	1,841	1,813
Tax-Free Income	1,166	1,772	1,282	1,345	1,306	1,282	1,184	1,166
Tax-Free Short-Intermediate	938	1,425	1,031	1,081	1,050	1,031	952	938
Total Equity Market Index	552	839	607	636	618	607	560	552
Total Return	1	1	1	1	1	1	1	1
Treasury Reserve	1,068	1,625	1,174	1,233	1,198	1,174	1,085	1,068
U.S. Bond Enhanced Index	283	431	312	327	318	312	288	283
U.S. High Yield(f)	—	19	14	14	14	14	13	13
U.S. Large-Cap Core	117	178	129	135	131	129	119	117
U.S. Treasury Intermediate	193	293	212	222	216	212	195	212
U.S. Treasury Long-Term	181	275	199	209	203	199	184	181

Fund	Aggregate Compensation From Fund
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
U.S. Treasury Money	1,269	1,933	1,396	1,468	1,426	1,396	1,289	1,269
Ultra Short-Term Bond	124	189	137	143	139	137	126	124
Value	9,976	15,163	10,974	11,505	11,172	10,974	10,125	9,976
Virginia Tax-Free Bond	523	795	575	603	586	575	531	523

* Effective December 31, 2016, Dr. Brody retired as independent director of the Price Funds.

(a) Estimated for the period November 8, 2017, through December 31, 2017.

(b) Directors’ fees were paid by T. Rowe Price on behalf of the fund.

(c) Estimated for the period September 13, 2017, through December 31, 2017.

(d) Estimated for the period November 2, 2017, through December 31, 2017.

(e) Estimated for the period May 26, 2017, through December 31, 2017.

(f) Estimated for the period May 22, 2017, through December 31, 2017.

Directors’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the current independent and inside directors, as of December 31, 2016, unless otherwise indicated.

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Africa & Middle East	None	None	None	None	None	None	None	None
Asia Opportunities	None	None	None	None	None	None	None	None
Asia Opportunities Fund—Advisor Class	None	None	None	None	None	None	None	None
Balanced	None	None	None	None	None	None	None	None
Balanced Fund—I Class	None	None	None	None	None	None	None	None
Blue Chip Growth	None	None	None	None	None	None	over $100,000	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Blue Chip Growth Fund—I Class	None	None	None	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None	None	None	None
California Tax-Free Bond	None	None	None	None	None	None	None	None
California Tax-Free Money	over $100,000	None	None	None	None	None	None	None
Capital Appreciation	None	None	None	over $100,000	over $100,000	None	None	None
Capital Appreciation Fund—Advisor Class	None	None	None	None	None	None	None	None
Capital Appreciation Fund—I Class	None	None	None	None	None	None	None	None
Capital Opportunity	None	None	None	$10,001-$50,000	None	None	None	None
Capital Opportunity Fund—Advisor Class	None	None	None	None	None	None	None	None
Capital Opportunity Fund—I Class	None	None	None	None	None	None	None	None
Capital Opportunity Fund—R Class	None	None	None	None	None	None	None	None
Cash Reserves	None	None	None	None	None	None	over $100,000	over $100,000
Corporate Income	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Corporate Income Fund—I Class	None	None	None	None	None	None	None	None
Credit Opportunities	None	None	None	None	None	None	None	None
Credit Opportunities Fund—Advisor Class	None	None	None	None	None	None	None	None
Credit Opportunities Fund—I Class	None	None	None	None	None	None	None	None
Diversified Mid-Cap Growth	None	None	None	None	None	None	None	None
Dividend Growth	None	None	None	$10,001-$50,000	None	None	None	None
Dividend Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Dividend Growth Fund—I Class	None	None	None	None	None	None	None	None
Dynamic Global Bond	None	None	None	$10,001-$50,000	None	None	None	None
Dynamic Global Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Dynamic Global Bond Fund—I Class	None	None	None	None	None	None	None	None
Emerging Europe	None	None	None	None	None	None	None	None
Emerging Markets Bond	None	None	None	None	None	None	None	None
Emerging Markets Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Emerging Markets Bond Fund—I Class	None	None	None	None	None	None	None	None
Emerging Markets Corporate Bond	None	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund—I Class	None	None	None	None	None	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—I Class	None	None	None	None	None	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Emerging Markets Stock	None	None	over $100,000	None	None	None	over $100,000	over $100,000
Emerging Markets Stock Fund—I Class	None	None	None	None	None	None	None	None
Emerging Markets Value Stock	None	None	None	None	None	None	None	None
Emerging Markets Value Stock Fund—Advisor Class	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Equity Income	None	None	None	None	None	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Equity Income Fund—I Class	None	None	None	None	None	None	None	None
Equity Income Fund—R Class	None	None	None	None	None	None	None	None
Equity Index 500	None	None	None	None	None	None	None	None
Equity Index 500 Fund—I Class	None	None	None	None	None	None	None	None
European Stock	None	None	None	None	None	None	None	None
Extended Equity Market Index	None	None	None	None	None	None	None	None
Financial Services	None	None	None	$10,001-$50,000	None	None	None	None
Financial Services Fund—I Class	None	None	None	None	None	None	None	None
Floating Rate	None	over $100,000	None	None	None	None	None	None
Floating Rate Fund—Advisor Class	None	None	None	None	None	None	None	None
Floating Rate Fund—I Class	None	None	None	None	None	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None	None	None	None	None
Global Allocation	None	None	None	None	None	None	None	None
Global Allocation Fund—Advisor Class	None	None	None	None	None	None	None	None
Global Allocation Fund—I Class	None	None	None	None	None	None	None	None
Global Consumer	None	None	None	None	None	None	None	None
Global Growth Stock	None	None	None	None	None	None	None	None
Global Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Global High Income Bond	None	None	None	None	None	None	None	None
Global High Income Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Global High Income Bond Fund—I Class	None	None	None	None	None	None	None	None
Global Industrials	None	None	None	None	None	None	None	None
Global Multi-Sector Bond	None	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund—I Class	None	None	None	None	None	None	None	None
Global Real Estate	None	None	None	$1-$10,000	None	None	None	None
Global Real Estate Fund—Advisor Class	None	None	None	None	None	None	None	None
Global Real Estate Fund—I Class	None	None	None	None	None	None	None	None
Global Stock	None	None	None	$10,001-$50,000	None	None	None	None
Global Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Global Technology	None	None	None	over $100,000	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Global Technology Fund—I Class	None	None	None	None	None	None	None	None
GNMA	None	None	None	None	None	None	over $100,000	None
Government Money	None	over $100,000	None	None	None	None	$10,001-$50,000	None
Government Reserve	None	None	None	None	None	None	None	None
Growth & Income	None	$50,001-$100,000	None	None	None	None	over $100,000	None
Growth & Income Fund—I Class	None	None	None	None	None	None	None	None
Growth Stock	None	None	None	$10,001-$50,000	None	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Growth Stock Fund—I Class	None	None	None	None	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None	None	None	None	None
Health Sciences	None	None	None	$50,001-$100,000	over $100,000	None	None	None
Health Sciences Fund—I Class	None	None	None	None	None	None	None	None
High Yield	None	None	None	None	None	None	over $100,000	None
High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
High Yield Fund—I Class	None	None	None	None	None	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Inflation Protected Bond	None	None	None	None	None	None	None	None
Inflation Protected Bond Fund—I Class	None	None	None	None	None	None	None	None
Institutional Africa & Middle East	None	None	None	None	None	None	None	None
Institutional Cash Reserves	None	None	None	None	None	None	None	None
Institutional Core Plus	None	None	None	None	None	None	None	None
Institutional Credit Opportunities Fund	None	None	None	None	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None	None	None	None	None
Institutional Floating Rate	None	over $100,000	None	None	None	None	None	None
Institutional Floating Rate Fund—F Class	None	None	None	None	None	None	None	None
Institutional Frontiers Markets Equity	None	None	None	None	None	None	None	None
Institutional Global Focused Growth Equity	None	None	None	None	None	None	None	None
Institutional Global Growth Equity	None	None	None	None	None	None	None	None
Institutional Global Multi-Sector Bond	None	None	None	None	None	None	None	None
Institutional Global Value Equity	None	None	None	None	None	None	None	None
Institutional High Yield	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Institutional International Bond	None	None	None	None	None	None	None	None
Institutional International Concentrated Equity	None	None	None	None	None	None	None	None
Institutional International Core Equity	None	None	None	None	None	None	None	None
Institutional International Growth Equity	None	None	None	None	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None	None	None	None	None
Institutional Large-Cap Value	None	None	None	None	None	None	None	None
Institutional Long Duration Credit	None	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None	None	None	None	None
Institutional U.S. Structured Research	None	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield	None	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
International Bond	None	None	None	None	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
International Bond Fund—I Class	None	None	None	None	None	None	None	None
International Concentrated Equity	None	None	None	None	None	None	None	None
International Concentrated Equity—Advisor Class	None	None	None	None	None	None	None	None
International Discovery	None	None	None	None	None	None	None	None
International Discovery Fund—I Class	None	None	None	None	None	None	None	None
International Equity Index	None	None	None	None	None	None	None	None
International Stock	None	None	None	$10,001-$50,000	None	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
International Stock Fund—I Class	None	None	None	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None	None	None	None
International Value Equity	None	None	None	None	None	None	None	None
International Value Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
International Value Equity Fund—I Class	None	None	None	None	None	None	None	None
International Value Equity Fund—R Class	None	None	None	None	None	None	None	None
Investment Grade Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Japan	None	None	None	None	None	None	over $100,000	None
Latin America	None	None	None	None	None	None	over $100,000	None
Limited Duration Inflation Focused Bond	None	None	None	None	None	None	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None	None	None	None	None	None
Maryland Tax-Free Bond	None	None	None	None	None	None	None	None
Maryland Tax-Free Money	None	None	None	None	None	None	None	None
Media & Telecommunications	None	None	None	$50,001-$100,000	None	None	None	None
Media & Telecommunications Fund—I Class	None	None	None	None	None	None	None	None
Mid-Cap Growth	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	over $100,000	None	None	None	None
Mid-Cap Growth Fund—I Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None	None	None	None	None
Mid-Cap Index	None	None	None	None	None	None	None	None
Mid-Cap Index Fund—I Class	None	None	None	None	None	None	None	None
Mid-Cap Value	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—I Class	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None	None	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
New America Growth	None	None	None	$1-$10,000	over $100,000	None	None	None
New America Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
New America Growth Fund—I Class	None	None	None	None	None	None	None	None
New Asia	None	None	None	None	None	None	None	None
New Asia Fund—I Class	None	None	None	None	None	None	None	None
New Era	None	None	None	None	None	None	over $100,000	None
New Era Fund—I Class	None	None	None	None	None	None	None	None
New Horizons	over $100,000	None	None	over $100,000	None	None	None	None
New Horizons Fund—I Class	None	None	None	None	None	None	None	None
New Income	None	None	None	None	None	None	over $100,000	None
New Income Fund—Advisor Class	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
New Income Fund—I Class	None	None	None	None	None	None	None	None
New Income Fund—R Class	None	None	None	None	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None	None	None	None	None
New York Tax-Free Bond	None	None	None	None	None	None	None	None
New York Tax-Free Money	None	None	None	None	None	None	None	None
Overseas Stock	None	None	None	None	None	None	None	None
Overseas Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Overseas Stock Fund—I Class	None	None	None	None	None	None	None	None
Personal Strategy Balanced	None	None	None	$10,001-$50,000	None	$50,001-$100,000	None	None
Personal Strategy Balanced Fund—I Class	None	None	None	None	None	None	None	None
Personal Strategy Growth	None	None	None	$10,001-$50,000	None	None	None	None
Personal Strategy Growth Fund—I Class	None	None	None	None	None	None	None	None
Personal Strategy Income	None	None	None	None	None	None	None	None
Personal Strategy Income Fund—I Class	None	None	None	None	None	None	None	None
QM Global Equity	None	None	None	None	None	None	None	None
QM Global Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
QM Global Equity Fund—I Class	None	None	None	None	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity	None	None	None	$10,001-$50,000	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	None	None	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity	None	$10,001-$50,000	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund—I Class	None	None	None	None	None	None	None	None
QM U.S. Value Equity	None	None	None	None	None	None	None	None
QM U.S. Value Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
QM U.S. Value Equity Fund—I Class	None	None	None	None	None	None	None	None
Real Assets	None	None	None	None	None	None	None	None
Real Assets Fund—I Class	None	None	None	None	None	None	None	None
Real Estate	None	None	None	$10,001- $50,000	over $100,000	None	None	None
Real Estate Fund—Advisor Class	None	None	None	None	None	None	None	None
Real Estate Fund—I Class	None	None	None	None	None	None	None	None
Retirement 2005	None	None	None	None	None	None	None	None
Retirement 2005 Fund—Advisor Class	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Retirement 2005 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2010	None	None	None	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2015	over $100,000	over $100,000	None	None	None	None	None	None
Retirement 2015 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2015 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2020	None	None	None	$50,001-$100,000	None	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2025	None	None	None	$10,001-$50,000	None	None	None	None
Retirement 2025 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2025 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2030	None	None	None	None	None	over $100,000	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2030 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2035	None	None	None	None	None	None	None	None
Retirement 2035 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2035 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2040	None	None	None	None	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2045	None	None	None	None	None	None	None	None
Retirement 2045 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2045 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2050	None	None	None	None	None	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2050 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2055	None	None	None	None	None	None	None	None
Retirement 2055 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2055 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2060	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Retirement 2060 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2060 Fund—R Class	None	None	None	None	None	None	None	None
Retirement Balanced	None	None	None	None	None	None	None	None
Retirement Balanced Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement Balanced Fund—R Class	None	None	None	None	None	None	None	None
Retirement I 2005 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2010 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2015 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2020 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2025 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2030 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2035 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2040 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2045 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2050 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2055 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2060 Fund—I Class	None	None	None	None	None	None	None	None
Retirement Balanced I Fund—I Class	None	None	None	None	None	None	None	None
Science & Technology	None	None	None	$10,001-$50,000	None	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None	None	None
Science & Technology Fund—I Class	None	None	None	None	None	None	None	None
Short-Term	None	None	None	None	None	None	None	None
Short-Term Bond	None	None	None	None	None	None	over $100,000	None
Short-Term Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Short-Term Bond Fund—I Class	None	None	None	None	None	None	None	None
Short-Term Government	None	None	None	None	None	None	None	None
Small-Cap Index	None	None	None	None	None	None	None	None
Small-Cap Index Fund—I Class	None	None	None	None	None	None	None	None
Small-Cap Stock	None	None	None	$10,001-$50,000	None	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Small-Cap Stock Fund—I Class	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Small-Cap Value	None	None	None	None	None	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Small-Cap Value Fund—I Class	None	None	None	None	None	None	None	None
Spectrum Growth	None	None	None	None	None	None	None	None
Spectrum Income	None	None	None	None	None	None	None	None
Spectrum International	None	None	None	None	None	None	None	None
Summit Municipal Income	None	None	None	None	None	None	over $100,000	None
Summit Municipal Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Summit Municipal Intermediate	None	None	None	None	None	None	over $100,000	None
Summit Municipal Intermediate Fund—Advisor Class	None	None	None	None	None	None	None	None
Summit Municipal Money Market	None	None	None	None	None	None	$50,001-$100,000	None
Target 2005	None	None	None	None	None	None	None	None
Target 2005 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2005 Fund—I Class	None	None	None	None	None	None	None	None
Target 2010	None	None	None	None	None	None	None	None
Target 2010 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2010 Fund—I Class	None	None	None	None	None	None	None	None
Target 2015	None	None	None	None	None	None	None	None
Target 2015 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2015 Fund—I Class	None	None	None	None	None	None	None	None
Target 2020	None	None	None	None	None	None	None	None
Target 2020 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2020 Fund—I Class	None	None	None	None	None	None	None	None
Target 2025	None	None	None	None	None	None	None	None
Target 2025 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2025 Fund—I Class	None	None	None	None	None	None	None	None
Target 2030	None	None	None	None	None	None	None	None
Target 2030 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2030 Fund—I Class	None	None	None	None	None	None	None	None
Target 2035	None	None	None	None	None	None	None	None
Target 2035 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2035 Fund—I Class	None	None	None	None	None	None	None	None
Target 2040	None	None	None	None	None	None	None	None
Target 2040 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2040 Fund—I Class	None	None	None	None	None	None	None	None
Target 2045	None	None	None	None	None	None	None	None
Target 2045 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2045 Fund—I Class	None	None	None	None	None	None	None	None
Target 2050	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Target 2050 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2050 Fund—I Class	None	None	None	None	None	None	None	None
Target 2055	None	None	None	None	None	None	None	None
Target 2055 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2055 Fund—I Class	None	None	None	None	None	None	None	None
Target 2060	None	None	None	None	None	None	None	None
Target 2060 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2060 Fund—I Class	None	None	None	None	None	None	None	None
Tax-Efficient Equity	None	None	None	None	None	None	None	None
Tax-Exempt Money	None	None	None	None	None	None	None	None
Tax-Free High Yield	None	None	None	None	over $100,000	None	over $100,000	None
Tax-Free High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
Tax-Free High Yield Fund—I Class	None	None	None	None	None	None	None	None
Tax-Free Income	None	None	None	None	None	None	None	None
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—I Class	None	None	None	None	None	None	None	None
Total Equity Market Index	None	None	None	None	None	None	None	None
Total Return	None	None	None	None	None	None	None	None
Total Return Fund—Advisor Class	None	None	None	None	None	None	None	None
Total Return Fund—I Class	None	None	None	None	None	None	None	None
Treasury Reserve	None	None	None	None	None	None	None	None
U.S. Bond Enhanced Index	None	None	None	None	None	None	None	None
U.S. Large-Cap Core	None	None	None	$10,001-$50,000	None	None	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund—I Class	None	None	None	None	None	None	None	None
U.S. Treasury Intermediate	None	None	None	None	None	None	over $100,000	None
U.S. Treasury Long-Term	None	None	None	None	None	None	over $100,000	None
U.S. Treasury Money	None	None	None	None	None	None	$1-$10,000	None
Ultra Short-Term Bond	None	None	None	$10,001-$50,000	None	None	None	None
Value	None	None	None	None	None	None	None	None
Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Value Fund—I Class	None	None	None	None	None	None	over $100,000	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Virginia Tax-Free Bond	None	None	None	None	None	None	None	None

* Effective December 31, 2016, Dr. Brody retired as independent director of the Price Funds.

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
Africa & Middle East	None	None	None	None
Asia Opportunities	None	None	None	None
Asia Opportunities Fund—Advisor Class	None	None	None	None
Balanced	None	None	None	None
Balanced Fund—I Class	None	None	None	None
Blue Chip Growth	None	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None
Blue Chip Growth Fund—I Class	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None
California Tax-Free Bond	None	None	None	None
California Tax-Free Money	None	None	None	None
Capital Appreciation	over $100,000	None	over $100,000	None
Capital Appreciation Fund—Advisor Class	None	None	None	None
Capital Appreciation Fund—I Class	None	None	None	None
Capital Opportunity	None	None	None	None
Capital Opportunity Fund—Advisor Class	None	None	None	None
Capital Opportunity Fund—I Class	None	None	None	None
Capital Opportunity Fund—R Class	None	None	None	None
Cash Reserves	over $100,000	over $100,000	over $100,000	over $100,000
Corporate Income	None	None	None	None
Corporate Income Fund—I Class	None	over $100,000	None	None
Credit Opportunities	None	None	over $100,000	None
Credit Opportunities Fund—Advisor Class	None	None	None	None
Credit Opportunities Fund—I Class	None	None	None	None
Diversified Mid-Cap Growth	None	None	None	None
Dividend Growth	None	None	over $100,000	None
Dividend Growth Fund—Advisor Class	None	None	None	None
Dividend Growth Fund—I Class	None	None	None	None
Dynamic Global Bond	None	None	None	over $100,000
Dynamic Global Bond Fund—Advisor Class	None	None	None	None
Dynamic Global Bond Fund—I Class	None	None	None	None
Emerging Europe	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
Emerging Markets Bond	None	None	None	$50,001-$100,000
Emerging Markets Bond Fund—Advisor Class	None	None	None	None
Emerging Markets Bond Fund—I Class	None	None	None	None
Emerging Markets Corporate Bond	None	None	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None	None	None
Emerging Markets Corporate Bond Fund—I Class	None	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None	None
Emerging Markets Local Currency Bond	None	None	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None	None	None
Emerging Markets Local Currency Bond Fund—I Class	None	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None	None
Emerging Markets Stock	$10,001-$50,000	None	None	None
Emerging Markets Stock Fund—I Class	None	None	None	None
Emerging Markets Value Stock	None	None	None	None
Emerging Markets Value Stock Fund—Advisor Class	None	None	None	None
Equity Income	over $100,000	over $100,000	None	None
Equity Income Fund—Advisor Class	None	None	None	None
Equity Income Fund—I Class	None	None	None	None
Equity Income Fund—R Class	None	None	None	None
Equity Index 500	None	None	None	None
Equity Index 500 Fund—I Class	None	None	None	None
European Stock	None	None	None	None
Extended Equity Market Index	None	None	None	None
Financial Services	None	None	$50,001-$100,000	None
Financial Services Fund—I Class	None	None	None	None
Floating Rate	None	None	over $100,000	None
Floating Rate Fund—Advisor Class	None	None	None	None
Floating Rate Fund—I Class	None	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None
Global Allocation	None	None	over $100,000	None
Global Allocation Fund—Advisor Class	None	None	None	None
Global Allocation Fund—I Class	None	None	None	None
Global Consumer	None	None	None	None
Global Growth Stock	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
Global Growth Stock Fund—Advisor Class	None	None	None	None
Global High Income Bond	None	None	None	over $100,000
Global High Income Bond Fund—Advisor Class	None	None	None	None
Global High Income Bond Fund—I Class	None	None	None	None
Global Industrials	None	None	None	None
Global Multi-Sector Bond	None	None	None	None
Global Multi-Sector Bond Fund—Advisor Class	None	None	None	None
Global Multi-Sector Bond Fund—I Class	None	None	None	None
Global Real Estate	None	None	$10,001-$50,000	None
Global Real Estate Fund—Advisor Class	None	None	None	None
Global Real Estate Fund—I Class	None	None	None	None
Global Stock	over $100,000	None	None	over $100,000
Global Stock Fund—Advisor Class	None	None	None	None
Global Technology	None	None	None	$10,001-$50,000
Global Technology Fund—I Class	None	None	None	None
GNMA	None	None	None	None
Government Money	over $100,000	over $100,000	$1-$10,000	over $100,000
Government Reserve	None	None	None	None
Growth & Income	None	None	None	None
Growth & Income Fund—I Class	None	None	None	None
Growth Stock	over $100,000	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None
Growth Stock Fund—I Class	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None
Health Sciences	None	None	None	over $100,000
Health Sciences Fund—I Class	None	None	over $100,000	None
High Yield	$10,001-$50,000	None	over $100,000	None
High Yield Fund—Advisor Class	None	None	None	None
High Yield Fund—I Class	None	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None	None
Inflation Protected Bond	None	None	None	None
Inflation Protected Bond Fund—I Class	None	None	None	None
Institutional Africa & Middle East	None	None	None	None
Institutional Cash Reserves	None	None	None	None
Institutional Core Plus	None	None	None	None
Institutional Credit Opportunities	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None
Institutional Floating Rate	None	over $100,000	None	over $100,000

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
Institutional Floating Rate Fund—F Class	None	None	None	None
Institutional Frontiers Markets Equity	None	None	None	None
Institutional Global Focused Growth Equity	over $100,000	over $100,000	over $100,000	None
Institutional Global Growth Equity	None	None	None	None
Institutional Global Multi-Sector Bond	None	None	None	None
Institutional Global Value Equity	None	None	None	None
Institutional High Yield	None	None	None	None
Institutional International Bond	None	None	None	None
Institutional International Concentrated Equity	None	None	None	None
Institutional International Core Equity	None	None	None	None
Institutional International Growth Equity	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None
Institutional Large-Cap Growth	None	None	over $100,000	None
Institutional Large-Cap Value	None	None	None	None
Institutional Long Duration Credit	None	None	None	None
Institutional Mid-Cap Equity Growth	over $100,000	None	over $100,000	None
Institutional Small-Cap Stock	$10,001-$50,000	None	over $100,000	None
Institutional U.S. Structured Research	None	None	None	None
Intermediate Tax-Free High Yield	None	None	None	None
Intermediate Tax Free High Yield Fund—Advisor Class	None	None	None	None
International Bond	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None
International Bond Fund—I Class	None	None	None	None
International Concentrated Equity	None	None	None	None
International Concentrated Equity Fund—Advisor Class	None	None	None	None
International Discovery	$10,001-$50,000	None	None	None
International Discovery Fund—I Class	None	None	None	None
International Equity Index	None	None	None	None
International Stock	$10,001-$50,000	None	None	$1-$10,000
International Stock Fund—Advisor Class	None	None	None	None
International Stock Fund—I Class	None	None	None	None
International Stock Fund—R Class	None	None	None	None
International Value Equity	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
International Value Equity Fund—Advisor Class	None	None	None	None
International Value Equity Fund—I Class	None	None	None	None
International Value Equity Fund—R Class	None	None	None	None
Investment Grade Multi-Sector Account Portfolio	None	None	None	None
Japan	None	None	None	None
Latin America	None	None	$10,001-$50,000	None
Limited Duration Inflation Focused Bond	None	None	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	over $100,000	None
Maryland Tax-Free Bond	None	None	over $100,000	None
Maryland Tax-Free Money	None	None	$1-$10,000	$10,001-$50,000
Media & Telecommunications	None	over $100,000	None	None
Media & Telecommunications Fund—I Class	None	None	None	None
Mid-Cap Growth	None	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None
Mid-Cap Growth Fund—I Class	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None
Mid-Cap Index	None	None	None	None
Mid-Cap Index Fund—I Class	None	None	None	None
Mid-Cap Value	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None
Mid-Cap Value Fund—I Class	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None	None
New America Growth	None	None	None	None
New America Growth Fund—Advisor Class	None	None	None	None
New America Growth Fund—I Class	None	None	over $100,000	None
New Asia	$10,001-$50,000	None	None	None
New Asia Fund—I Class	over $100,000	None	$50,001-$100,000	None
New Era	None	None	None	$10,001-$50,000
New Era Fund—I Class	None	None	None	None
New Horizons	$10,001-$50,000	None	None	None
New Horizons Fund—I Class	None	None	None	None
New Income	None	$50,001-$100,000	None	None
New Income Fund—Advisor Class	None	None	None	None
New Income Fund—I Class	None	None	None	None
New Income Fund—R Class	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None
New York Tax-Free Bond	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
New York Tax-Free Money	None	None	None	None
Overseas Stock	None	None	None	None
Overseas Stock Fund—Advisor Class	None	None	None	None
Overseas Stock Fund—I Class	None	None	None	None
Personal Strategy Balanced	None	None	None	None
Personal Strategy Balanced Fund—I Class	None	None	None	None
Personal Strategy Growth	None	None	None	None
Personal Strategy Growth Fund—I Class	None	None	None	None
Personal Strategy Income	None	None	None	None
Personal Strategy Income Fund—I Class	None	None	None	None
QM Global Equity	None	None	None	None
QM Global Equity Fund—Advisor Class	None	None	None	None
QM Global Equity Fund—I Class	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	None	None	None	None
QM U.S. Small-Cap Growth Equity	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund—I Class	None	None	None	None
QM U.S. Value Equity	None	None	None	None
QM U.S. Value Equity Fund—Advisor Class	None	None	None	None
QM U.S. Value Equity Fund—I Class	None	None	None	None
Real Assets	None	None	None	None
Real Assets Fund—I Class	None	None	None	None
Real Estate	over $100,000	None	None	None
Real Estate Fund—Advisor Class	None	None	None	None
Real Estate Fund—I Class	None	None	None	None
Retirement 2005	None	None	None	None
Retirement 2005 Fund—Advisor Class	None	None	None	None
Retirement 2005 Fund—R Class	None	None	None	None
Retirement 2010	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None
Retirement 2015	None	None	None	None
Retirement 2015 Fund—Advisor Class	None	None	None	None
Retirement 2015 Fund—R Class	None	None	None	None
Retirement 2020	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
Retirement 2020 Fund—Advisor Class	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None
Retirement 2025	None	None	None	None
Retirement 2025 Fund—Advisor Class	None	None	None	None
Retirement 2025 Fund—R Class	None	None	None	None
Retirement 2030	None	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None
Retirement 2030 Fund—R Class	None	None	None	None
Retirement 2035	None	None	None	None
Retirement 2035 Fund—Advisor Class	None	None	None	None
Retirement 2035 Fund—R Class	None	None	None	None
Retirement 2040	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None
Retirement 2045	None	None	None	None
Retirement 2045 Fund—Advisor Class	None	None	None	None
Retirement 2045 Fund—R Class	None	None	None	None
Retirement 2050	None	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None	None
Retirement 2050 Fund—R Class	None	None	None	None
Retirement 2055	over $100,000	None	None	None
Retirement 2055 Fund—Advisor Class	None	None	None	None
Retirement 2055 Fund—R Class	None	None	None	None
Retirement 2060	None	None	None	None
Retirement 2060 Fund—Advisor Class	None	None	None	None
Retirement 2060 Fund—R Class	None	None	None	None
Retirement Balanced	None	None	None	None
Retirement Balanced Fund—Advisor Class	None	None	None	None
Retirement Balanced Fund—R Class	None	None	None	None
Retirement I 2005 Fund—I Class	None	None	None	None
Retirement I 2010 Fund—I Class	None	None	None	None
Retirement I 2015 Fund—I Class	None	None	None	None
Retirement I 2020 Fund—I Class	None	None	None	None
Retirement I 2025 Fund—I Class	None	None	None	None
Retirement I 2030 Fund—I Class	None	None	None	None
Retirement I 2035 Fund—I Class	None	None	None	None
Retirement I 2040 Fund—I Class	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
Retirement I 2045 Fund—I Class	None	None	None	None
Retirement I 2050 Fund—I Class	None	None	None	None
Retirement I 2055 Fund—I Class	None	None	None	None
Retirement I 2060 Fund—I Class	None	None	None	None
Retirement Balanced I Fund—I Class	None	None	None	None
Science & Technology	over $100,000	over $100,000	None	$10,001-$50,000
Science & Technology Fund—Advisor Class	None	None	None	over $100,000
Science & Technology Fund—I Class	over $100,000	None	None	None
Short-Term	None	None	None	None
Short-Term Bond	None	None	None	$50,001-$100,000
Short-Term Bond Fund—Advisor Class	None	None	None	None
Short-Term Bond Fund—I Class	over $100,000	None	None	over $100,000
Short-Term Government	None	None	None	None
Small-Cap Index	None	None	None	None
Small-Cap Index Fund—I Class	None	None	None	None
Small-Cap Stock	None	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None
Small-Cap Stock Fund—I Class	None	None	None	None
Small-Cap Value	$50,001-$100,000	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None
Small-Cap Value Fund—I Class	None	None	None	None
Spectrum Growth	over $100,000	None	over $100,000	$10,001-$50,000
Spectrum Income	over $100,000	over $100,000	None	None
Spectrum International	over $100,000	None	None	None
Summit Municipal Income	None	None	None	None
Summit Municipal Income Fund—Advisor Class	None	None	None	None
Summit Municipal Intermediate	None	None	None	None
Summit Municipal Intermediate Fund—Advisor Class	None	None	None	None
Summit Municipal Money Market	None	None	None	None
Target 2005	None	None	None	None
Target 2005 Fund—Advisor Class	None	None	None	None
Target 2005 Fund—I Class	None	None	None	None
Target 2010	None	None	None	None
Target 2010 Fund—Advisor Class	None	None	None	None
Target 2010 Fund—I Class	None	None	None	None
Target 2015	None	None	None	None
Target 2015 Fund—Advisor Class	None	None	None	None
Target 2015 Fund—I Class	None	None	None	None
Target 2020	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
Target 2020 Fund—Advisor Class	None	None	None	None
Target 2020 Fund—I Class	None	None	None	None
Target 2025	None	None	None	None
Target 2025 Fund—Advisor Class	None	None	None	None
Target 2025 Fund—I Class	None	None	None	None
Target 2030	None	None	None	None
Target 2030 Fund—Advisor Class	None	None	None	None
Target 2030 Fund—I Class	None	None	None	None
Target 2035	None	None	None	None
Target 2035 Fund—Advisor Class	None	None	None	None
Target 2035 Fund—I Class	None	None	None	None
Target 2040	None	None	None	None
Target 2040 Fund—Advisor Class	None	None	None	None
Target 2040 Fund—I Class	None	None	None	None
Target 2045	None	None	None	None
Target 2045 Fund—Advisor Class	None	None	None	None
Target 2045 Fund—I Class	None	None	None	None
Target 2050	None	None	None	None
Target 2050 Fund—Advisor Class	None	None	None	None
Target 2050 Fund—I Class	None	None	None	None
Target 2055	None	None	None	None
Target 2055 Fund—Advisor Class	None	None	None	None
Target 2055 Fund—I Class	None	None	None	None
Target 2060	None	None	None	None
Target 2060 Fund—Advisor Class	None	None	None	None
Target 2060 Fund—I Class	None	None	None	None
Tax-Efficient Equity	None	None	None	None
Tax-Exempt Money	None	None	None	None
Tax-Free High Yield	None	None	over $100,000	None
Tax-Free High Yield Fund—Advisor Class	None	None	None	None
Tax-Free High Yield Fund—I Class	None	None	None	None
Tax-Free Income	None	None	None	None
Tax-Free Income Fund—Advisor Class	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None	None	None
Tax-Free Short-Intermediate Fund—I Class	None	None	None	None
Total Equity Market Index	over $100,000	None	None	$10,001-$50,000
Total Return	None	None	None	None
Total Return Fund—Advisor Class	None	None	None	None
Total Return Fund—I Class	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers*	Sharps	Wiese
	over $100,000	over $100,000	over $100,000	over $100,000
Treasury Reserve	None	None	None	None
U.S. Bond Enhanced Index	over $100,000	None	None	None
U.S. Large-Cap Core	None	None	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None	None	None
U.S. Large-Cap Core Fund—I Class	None	None	None	None
U.S. Treasury Intermediate	None	None	None	None
U.S. Treasury Long-Term	None	None	None	None
U.S. Treasury Money	over $100,000	over $100,000	over $100,000	over $100,000
Ultra Short-Term Bond	None	None	over $100,000	None
Value	None	over $100,000	None	None
Value Fund—Advisor Class	None	None	None	None
Value Fund—I Class	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None

* Effective April 1, 2017, Brian C. Rogers was replaced by Robert W. Sharps as an inside director of certain Price Funds.

Portfolio Managers’ Holdings in the Price Funds

The following tables set forth ranges of holdings for each Price Fund’s portfolio manager. The portfolio manager serves as chairman of the fund’s Investment Advisory Committee and has day-to-day responsibility for managing the fund and executing the fund’s investment program. The column entitled “Range of Fund Holdings as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares held through the T. Rowe Price 401(k) plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund for which he or she serves as portfolio manager, as of the end of that fund’s most recent fiscal year. The column entitled “Range of Holdings in Investment Strategy as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares or units held through the T. Rowe Price 401(k) plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund, as well as all investment portfolios that are managed by the same portfolio manager and have investment objectives, policies, and strategies that are substantially similar to those of the fund. Substantially similar portfolios may include other Price Funds, such as institutional funds, T. Rowe Price common trust funds, and non-U.S. pooled investment vehicles, such as Societe d’Investissement a Capital Variable Funds (SICAVs). The range of holdings for all investment portfolios within the investment strategy is provided as of the end of the fund’s most recent fiscal year, regardless of the fiscal years of the other investment portfolios.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Africa & Middle East	Oliver D.M. Bell	None	None
Asia Opportunities	Eric C. Moffett	over $1,000,000	over $1,000,000
Balanced	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Blue Chip Growth	Larry J. Puglia	over $1,000,000	over $1,000,000
Capital Appreciation	David R. Giroux	over $1,000,000	over $1,000,000
Capital Appreciation & Income	David R. Giroux Steven D. Krichbaum Paul M. Massaro	(b) (b) (b)	(b) (b) (b)
Capital Opportunity	Ann M. Holcomb Jason B. Polun Thomas H. Watson	$100,001–$500,000 None (c)	$500,001–$1,000,000 $500,001–$1,000,000 (c)

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Cash Reserves	Joseph K. Lynagh	$1-$10,000	$50,001–$100,000
Corporate Income	David A. Tiberii	$100,001–$500,000	$100,001–$500,000
Credit Opportunities	Rodney M. Rayburn	$100,001–$500,000	$100,001–$500,000
Diversified Mid-Cap Growth	Donald J. Easley Donald J. Peters	$500,001–$1,000,000 over $1,000,000	$500,001–$1,000,000 over $1,000,000
Dividend Growth	Thomas J. Huber	over $1,000,000	over $1,000,000
Dynamic Global Bond	Arif Husain	None	$100,001–$500,000
Emerging Europe	Ulle Adamson	None	None
Emerging Markets Bond	Michael J. Conelius	$50,001–$100,000	$500,001–$1,000,000
Emerging Markets Corporate Bond	Samy B. Muaddi	$100,001–$500,000	$100,001–$500,000
Emerging Markets Local Currency Bond	Andrew Keirle	$10,001–$50,000	$50,001–$100,000
Emerging Markets Stock	Gonzalo Pangaro	over $1,000,000	over $1,000,000
Emerging Markets Value Stock	Ernest C. Yeung	$500,001–$1,000,000	$500,001–$1,000,000
Equity Income	John D. Linehan	$500,001–$1,000,000	over $1,000,000
Equity Index 500	Ken D. Uematsu	$1–$10,000	$10,001–$50,000
European Stock	Dean Tenerelli	None	$100,001–$500,000
Extended Equity Market Index	Ken D. Uematsu	$50,001–$100,000	$50,001–$100,000
Financial Services	Gabriel Solomon	$10,001–$50,000	$10,001–$50,000
Floating Rate	Paul M. Massaro	$100,001–$500,000	$100,001–$500,000
Global Allocation	Charles M. Shriver	$500,001–$1,000,000	$500,001–$1,000,000
Global Consumer	Jason Nogueira	$100,001-$500,000	None
Global Growth Stock	R. Scott Berg	$500,001–$1,000,000	over $1,000,000
Global High Income Bond	Michael Della Vedova Mark J. Vaselkiv	None None	None None
Global Industrials	Peter J. Bates	$500,001–$1,000,000	$500,001–$1,000,000
Global Multi-Sector Bond	Steven C. Huber	$10,001–$50,000	$500,001–$1,000,000
Global Real Estate	Nina P. Jones	$50,001–$100,000	$50,001–$100,000
Global Stock	David J. Eiswert	over $1,000,000	over $1,000,000
Global Technology	Joshua K. Spencer	over $1,000,000	over $1,000,000
GNMA	Andrew C. McCormick	$100,001–$500,000	$100,001–$500,000
Government Money	Joseph K. Lynagh	$10,001–$50,000	$10,001–$50,000
Growth & Income	Jeffrey Rottinghaus	None	over $1,000,000
Growth Stock	Joseph B. Fath	None	$100,001–$500,000
Health Sciences	Ziad Bakri	$100,001–$500,000	$100,001–$500,000
High Yield	Mark J. Vaselkiv	None	$500,001–$1,000,000
Inflation Protected Bond	Stephen L. Bartolini	$100,001–$500,000	$100,001–$500,000
Institutional Africa & Middle East	Oliver D.M. Bell	None	None
Institutional Cash Reserves	Joseph K. Lynagh	None	$10,001–$50,000
Institutional Core Plus	Brian J. Brennan	$100,001–$500,000	$100,001–$500,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Institutional Credit Opportunities	Rodney M. Rayburn	$50,001–$100,000	$100,001–$500,000
Institutional Emerging Markets Bond	Michael J. Conelius	$100,001–$500,000	$500,001–$1,000,000
Institutional Emerging Markets Equity	Gonzalo Pangaro	None	over $1,000,000
Institutional Floating Rate	Paul M. Massaro	$50,001–$100,000	$100,001–$500,000
Institutional Frontier Markets Equity	Oliver D.M. Bell	None	None
Institutional Global Focused Growth Equity	David J. Eiswert	$500,001–$1,000,000	over $1,000,000
Institutional Global Growth Equity	R. Scott Berg	over $1,000,000	over $1,000,000
Institutional Global Multi-Sector Bond	Steven C. Huber	$500,001–$1,000,000	$500,001–$1,000,000
Institutional Global Value Equity	Sebastien Mallet	None	$10,001–$50,000
Institutional High Yield	Mark J. Vaselkiv	$500,001–$1,000,000	$500,001–$1,000,000
Institutional International Bond	Arif Husain Kenneth A. Orchard	None None	None $10,001-$50,000
Institutional International Concentrated Equity	Federico Santilli	None	None
Institutional International Core Equity	Raymond A. Mills	None	over $1,000,000
Institutional International Growth Equity	Richard N. Clattenburg	None	$100,001–$500,000
Institutional Large-Cap Core Growth	Larry J. Puglia	None	over $1,000,000
Institutional Large-Cap Growth	Taymour R. Tamaddon	$500,001-$1,000,000	$500,001-$1,000,000
Institutional Large-Cap Value	Mark S. Finn John D. Linehan Heather K. McPherson	$500,001–$1,000,000 $500,001–$1,000,000 over $1,000,000	$500,001–$1,000,000 $500,001–$1,000,000 over $1,000,000
Institutional Long Duration Credit	David A. Tiberii	$50,001–$100,000	$50,001–$100,000
Institutional Mid-Cap Equity Growth	Brian W.H. Berghuis	over $1,000,000	over $1,000,000
Institutional Small-Cap Stock	Frank M. Alonso	$500,001-$1,000,000	$500,001-$1,000,000
Institutional U.S. Structured Research	Ann M. Holcomb Jason B. Polun Thomas H. Watson	None None (c)	$500,001–$1,000,000 $500,001–$1,000,000 (c)
Intermediate Tax-Free High Yield	James M. Murphy	$50,001–$100,000	$50,001–$100,000
International Bond	Arif Husain Kenneth A. Orchard	None None	None $10,001–$50,000
International Bond Fund (USD Hedged)	Arif Husain Kenneth A. Orchard	(d) (d)	None $10,001-$50,000
International Concentrated Equity	Federico Santilli	None	None
International Discovery	Justin Thomson	$500,001–$1,000,000	$500,001–$1,000,000
International Equity Index	Neil Smith	None	None

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
International Stock	Richard N. Clattenburg	None	$10,001–$50,000
International Value Equity	Jonathan H.W. Matthews	$10,001–$50,000	$10,001–$50,000
Japan	Archibald Ciganer	None	None
Latin America	Verena E. Wachnitz	$100,001–$500,000	$100,001–$500,000
Limited Duration Inflation Focused Bond	Stephen L. Bartolini	$10,001–$50,000	$10,001–$50,000
Media & Telecommunications	Paul D. Greene II	$100,001–$500,000	$100,001–$500,000
Mid-Cap Growth	Brian W.H. Berghuis	over $1,000,000	over $1,000,000
Mid-Cap Value	David J. Wallack	None	over $1,000,000
Multi-Strategy Total Return	Richard de los Reyes Stefan Hubrich	(e) (e)	(e) (e)
New America Growth	Justin White	$100,001-$500,000	$100,001–$500,000
New Asia	Anh Lu	$500,001–$1,000,000	$500,001–$1,000,000
New Era	Shawn T. Driscoll	$100,001–$500,000	$100,001–$500,000
New Horizons	Henry M. Ellenbogen	over $1,000,000	over $1,000,000
New Income	Daniel O. Shackelford	$10,001–$50,000	$100,001–$500,000
Overseas Stock	Raymond A. Mills	None	over $1,000,000
Personal Strategy Balanced	Charles M. Shriver	$50,001–$100,000	$100,001–$500,000
Personal Strategy Growth	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Personal Strategy Income	Charles M. Shriver	$50,001–$100,000	$100,001–$500,000
QM Global Equity	Sudhir Nanda	None	None
QM U.S. Small & Mid-Cap Core Equity	Vinit Agrawal Prashant Jeyaganesh Sudhir Nanda	(f) (f) (f)	(f) (f) (f)
QM U.S. Small-Cap Growth Equity	Sudhir Nanda	$100,001–$500,000	$100,001–$500,000
QM U.S. Value Equity	Farris G. Shuggi	None	None
Real Assets	Wyatt A. Lee	$1–$10,000	$10,001–$50,000
Real Estate	David M. Lee	$100,001–$500,000	$100,001–$500,000
Science & Technology	Kennard W. Allen	over $1,000,000	over $1,000,000
Short-Term Bond	Michael F. Reinartz	None	None
Small-Cap Stock	Frank M. Alonso	None	$500,001–$1,000,000
Small-Cap Value	J. David Wagner	$100,001–$500,000	over $1,000,000
Spectrum Growth	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Spectrum Income	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Spectrum International	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Summit Municipal Income	Konstantine B. Mallas	$100,001–$500,000	$100,001–$500,000
Summit Municipal Intermediate	Charles B. Hill	$500,001–$1,000,000	$500,001–$1,000,000
Summit Municipal Money Market	Joseph K. Lynagh	None	$1–$10,000
Tax- Efficient Equity	Donald J. Peters	over $1,000,000	over $1,000,000
Tax- Exempt Money	Joseph K. Lynagh	$1–$10,000	$1–$10,000
Tax- Free High Yield	James M. Murphy	$100,001–$500,000	$100,001–$500,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Tax- Free Income	Konstantine B. Mallas	$100,001–$500,000	$100,001–$500,000
Tax- Free Short-Intermediate	Charles B. Hill	$1–$10,000	$10,001–$50,000
Total Equity Market Index	Ken D. Uematsu	$1–$10,000	$1–$10,000
Total Return	Christopher P. Brown, Jr. Andrew C. McCormick	$100,001–$500,000 over $1,000,000	$100,001–$500,000 over $1,000,000
U.S. Bond Enhanced Index	Robert M. Larkins	None	$10,001–$50,000
U.S. High Yield	Kevin Loome	None	None
U.S. Large-Cap Core	Jeffrey Rottinghaus	over $1,000,000	over $1,000,000
U.S. Treasury Intermediate	Brian J. Brennan	$10,001–$50,000	$10,001–$50,000
U.S. Treasury Long-Term	Brian J. Brennan	$10,001–$50,000	$10,001–$50,000
U.S. Treasury Money	Joseph K. Lynagh	$1–$10,000	$10,001–$50,000
Ultra Short-Term Bond	Joseph K. Lynagh	$100,001–$500,000	$100,001–$500,000
Value	Mark S. Finn	over $1,000,000	over $1,000,000

(a) See table beginning on page 11 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 11.

(b) It is anticipated that the fund will incept on November 7, 2017; therefore the range of holdings is not yet available.

(c) On May 1, 2017, Thomas H. Watson replaced Eric L. Veiel as co-portfolio manager of the fund. The range of holdings is not yet available.

(d) The fund incepted on September 12, 2017; therefore the range of holdings is not yet available.

(e) It is anticipated that the fund will incept on February 1, 2018; therefore the range of holdings is not yet available.

(f) On June 1, 2017, Vinit Agrawal, Prashant Jeyaganesh, and Sudhir Nanda became co-portfolio managers of the fund replacing Boyko Atanassov. The range of fund holdings is not yet available.

The following funds are generally designed to be sold to persons residing in the state referenced in the fund’s name. Since the portfolio managers reside in Maryland, they do not typically invest in funds designed to provide tax benefits for residents of other states.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
California Tax-Free Bond	Konstantine B. Mallas	None	$50,001–$100,000
California Tax-Free Money	Joseph K. Lynagh	None	$1–$10,000
Georgia Tax-Free Bond	Hugh D. McGuirk	None	$500,001–$1,00,000
Maryland Short-Term Tax-Free Bond	Charles B. Hill	$1–$10,000	$10,001–$50,000
Maryland Tax-Free Bond	Hugh D. McGuirk	$500,001–$1,000,000	$500,001–$1,000,000
Maryland Tax-Free Money	Joseph K. Lynagh	$1–$10,000	$1–$10,000
New Jersey Tax-Free Bond	Konstantine B. Mallas	None	$50,001–$100,000
New York Tax-Free Bond	Konstantine B. Mallas	None	$50,001–$100,000
New York Tax-Free Money	Joseph K. Lynagh	None	$1–$10,000
Virginia Tax-Free Bond	Hugh D. McGuirk	None	$500,001–$1,000,000

(a) See table beginning on page 11 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 11.

The following Target Date Funds are designed to provide a diversified portfolio that becomes more conservative over time based on an expected retirement year.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Retirement 2005	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement 2010	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement 2015	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement 2020	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement 2025	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement 2030	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement 2035	Jerome A. Clark Wyatt A. Lee	None $10,001–$50,000	over $1,000,000 over $1,000,000
Retirement 2040	Jerome A. Clark Wyatt A. Lee	None $100,001–$500,000	over $1,000,000 over $1,000,000
Retirement 2045	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement 2050	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement 2055	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement 2060	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement Balanced	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2005 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2010 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2015 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2020 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2025 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2030 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2035 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2040 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2045 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2050 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2055 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement I 2060 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Retirement Balanced I Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 over $1,000,000
Retirement Income 2020	Jerome A. Clark Wyatt A. Lee	(b) (b)	over $1,000,000 over $1,000,000
Target 2005	Jerome A. Clark Wyatt A. Lee	None None	over $1,000,000 None
Target 2010	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2015	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2020	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2025	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2030	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2035	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2040	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2045	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2050	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2055	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2060	Jerome A. Clark Wyatt A. Lee	None None	None None

(a) See table beginning on page 11 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 11.

(b) The fund incepted on May 25, 2017; therefore, the range of fund holdings is not yet available.

The following funds are not available for direct purchase by members of the public. Therefore, the portfolio manager is not permitted to invest directly in the fund.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Emerging Markets Corporate Multi-Sector Account Portfolio	Samy B. Muaddi	None	$100,001–$500,000
Emerging Markets Local Multi-Sector Account Portfolio	Andrew Keirle	None	$50,001–$100,000
Floating Rate Multi-Sector Account Portfolio	Paul M. Massaro	None	$100,001–$500,000
Government Reserve	Joseph K. Lynagh	None	$10,001–$50,000
High Yield Multi-Sector Account Portfolio	Mark J. Vaselkiv	None	$500,001–$1,000,000
Investment-Grade Corporate Multi-Sector Account Portfolio	Steve Boothe	None	None
Mid-Cap Index	Ken D. Uematsu	None	None

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Mortgage-Backed Securities Multi-Sector Account Portfolio	Andrew C. McCormick	None	None
Short-Term	Joseph K. Lynagh	None	None
Short-Term Government	Joseph K. Lynagh	(b)	None
Small-Cap Index	Ken D. Uematsu	None	None
Treasury Reserve	Joseph K. Lynagh	None	None

(a) See table beginning on page 11 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 11.

(b) The fund has not incepted, therefore, the range of fund holdings is not yet available.

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grant. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios (including the Price Funds) managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the mutual funds and accounts managed by the Price Funds’ portfolio managers as of the most recent fiscal year end of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ulle Adamson	1	164,240,002	1	6,991,325	0	—
Vinit Agrawal(a)	—	—	—	—	—	—
Kennard Allen	4	4,803,188,721	0	—	0	—
Frank M. Alonso	4	13,270,995,867	2	1,295,432,404	3	755,726,422
Ziad Bakri	6	12,313,445,286	0	—	1	90,606,612
Stephen L. Bartolini	2	8,614,621,826	1	996,407,325	0	—
Peter J. Bates	1	16,095,069	0	—	0	—
Oliver D.M. Bell	3	336,440,473	2	20,963,805	0	—
R. Scott Berg	2	439,767,611	13	2,484,807,521	6	1,172,687,691
Brian W.H. Berghuis	9	41,484,621,253	1	1,121,899,939	7	1,757,068,989
Steve Boothe	0	—	1	22,087,950	1	12,240,267
Brian J. Brennan	3	1,960,054,653	5	3,575,750,097	2	925,846,923
Christopher P. Brown, Jr.	1	400,426,986	0	—	0	—
Archibald Ciganer	1	420,719,524	3	37,700,531	2	341,213,310
Jerome A. Clark	95	180,209,641,617	35	51,680,200,034	0	—
Richard N. Clattenburg	5	15,396,674,400	1	2,033,348,957	0	—
Michael J. Conelius	2	6,731,843,340	6	2,162,243,354	0	—
Richard de los Reyes(b)	—	—	—	—	—	—
Michael Della Vedova	1	61,334,202	3	9,289,156,358	1	9,014,511
Shawn T. Driscoll	2	4,150,055,534	2	456,203,949	2	102,637,575
Donald J. Easley	5	2,428,514,103	0	—	3	110,908,687
David J. Eiswert	3	646,973,809	8	1,181,122,136	6	3,064,247,347
Henry M. Ellenbogen	1	16,741,610,876	1	1,395,306,287	8	1,801,940,265
Joseph B. Fath	11	58,905,834,683	2	6,287,696,672	8	2,048,009,748
Mark S. Finn	8	15,655,050,005	4	6,834,622,669	30	5,456,845,018
David R. Giroux	7	40,624,908,417	1	426,693,507	0	—
Paul D. Greene II	2	4,094,997,162	0	—	0	—
Charles B. Hill	4	7,028,289,745	2	312,462,569	10	1,889,100,752
Ann M. Holcomb	3	5,460,590,765	6	3,067,265,446	25	9,383,057,885
Steven C. Huber	2	403,464,948	1	285,080,468	2	418,575,188
Thomas J. Huber	2	7,760,400,171	0	—	1	118,068,330
Stefan Hubrich(b)	—	—	—	—	—	—
Arif Husain	5	33,890,946,265	14	6,002,256,351	1	161,906,554
Prashant Jeyaganesh(a)	—	—	—	—	—	—
Nina P. Jones	1	234,420,194	1	37,874,545	0	—
Andrew Keirle	2	272,591,570	1	12,157,811	0	—
Steven D. Krichbaum(c)	—	—	—	—	—	—
Robert M. Larkins	1	676,465,792	2	1,374,449,926	14	1,772,064,492
David M. Lee	2	6,389,072,232	0	—	0	—
Wyatt A. Lee	39	154,224,346,966	29	43,676,751,939	0	—
John D. Linehan	15	42,168,170,990	6	9,141,522,636	31	6,037,736,624
Kevin Loome	1	24,980,000	1	97,920,000	—	—

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Anh Lu	1	2,667,512,344	4	1,282,320,664	0	—
Joseph K. Lynagh	14	40,767,167,643	3	2,921,904,992	3	542,866,396
Konstantine B. Mallas	5	5,262,344,353	0	—	4	81,012,816
Sebastien Mallet	1	8,909,962	2	25,178,569	0	—
Paul M. Massaro	3	5,937,791,496	3	775,975,793	14	6,350,306,083
Jonathan H.W. Matthews	1	11,641,629,896	1	1,667,833,587	0	—
Andrew C. McCormick	4	73,213,142,241	0	—	0	—
Hugh D. McGuirk	2	2,508,044,534	0	—	10	715,051,613
Heather K. McPherson	6	11,209,191,146	2	1,390,886,048	25	4,384,750,828
Raymond A. Mills	5	12,224,929,567	1	1,995,347,680	3	1,398,396,191
Eric C. Moffett	1	29,730,897	1	2,563,871	0	—
Samy B. Muaddi	2	90,469,521	3	223,870,307	0	—
James M. Murphy	3	4,939,367,658	0	—	0	—
Sudhir Nanda	3	3,981,921,678	0	—	0	—
Jason Nogueira	1	7,383,711	0	—	0	—
Kenneth A. Orchard	0	—	1	4,980,108	0	—
Gonzalo Pangaro	1	8,734,776,138	5	4,507,960,941	5	1,515,580,225
Donald J. Peters	6	2,652,679,604	0	—	14	1,980,162,046
Jason B. Polun	3	5,460,590,765	6	7,686,320,068	25	9,383,057,885
Larry J. Puglia	9	43,494,911,127	11	6,450,222,383	17	4,345,108,081
Rodney M. Rayburn	2	72,921,958	1	26,067,301	0	—
Michael F. Reinartz	8	10,250,121,086	2	7,439,048,080	10	1,665,445,171
Jeffrey Rottinghaus	2	1,976,624,829	3	367,059,139	0	—
Federico Santilli	2	301,434,272	1	1,880,221	0	—
Daniel O. Shackelford	6	77,143,083,224	2	5,489,877,779	8	1,222,774,085
Charles M. Shriver	25	39,780,438,690	17	3,556,856,346	6	1,500,482,483
Farris G. Shuggi	1	16,919,750	0	—	0	—
Neil Smith	1	526,814,432	1	481,254,677	0	—
Gabriel Solomon	1	743,780,948	0	—	0	—
Joshua K. Spencer	2	3,491,252,666	3	1,121,635,451	3	921,003,278
Taymour R. Tamaddon	7	19,513,078,569	8	2,989,928,330	47	10,620,207,425
Dean Tenerelli	1	1,127,517,120	6	1,101,011,424	4	938,842,990
Justin Thomson	1	4,221,706,318	2	514,048,641	3	242,177,972
David A. Tiberii	3	1,079,805,760	2	225,207,735	5	3,217,341,913
Ken D. Uematsu	5	29,863,040,644	2	6,060,721,808	0	—
Mark J. Vaselkiv	6	12,005,374,497	3	2,552,291,743	1	179,618,022
Verena E. Wachnitz	1	494,879,265	2	41,778,630	0	—
J. David Wagner	6	11,112,565,373	1	1,209,460,293	2	285,045,277
David J. Wallack	3	14,928,231,514	1	1,458,623,380	1	21,266,932
Thomas H. Watson(d)	—	—	—	—	—	—
Justin White	4	4,479,259,722	0	—	0	—

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ernest C. Yeung	1	19,523,370	1	2,540,388	0	—

(a) The individuals assumed co-portfolio management responsibilities of a mutual fund on June 1, 2017. The information on other managed accounts is not yet available.

It is

(b) anticipated that the individual will assume co-portfolio management responsibilities of a mutual fund on February 1, 2018. The information on other managed accounts is not yet available.

(c) It is anticipated that the individual will assume co-portfolio management responsibilities of a mutual fund on November 7, 2017. The information on other managed accounts is not yet available.

The individual assumed

(d) co-portfolio management responsibilities of a mutual fund on May 1, 2017. The information on other managed accounts is not yet available.

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the “Portfolio Transactions” section of this SAI for more information on our brokerage and trade allocation policies.

The Price Funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Since the Price Funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short (either directly or through derivatives, such as total return equity swaps) for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more Price funds (and vice versa), and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the Price Funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.

PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2016, none of the independent directors or their immediate family members owned beneficially or of record any securities of T. Rowe Price (the Price Fund’s investment adviser), Investment Services (the Price Funds’ distributor), or any person controlling, controlled by, or under common control with T. Rowe Price or Investment Services.

As of September 30, 2017, the directors and executive officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund, except as shown in the following table.

Fund	%
Asia Opportunities	4.2
Cash Reserves	2.7
Emerging Markets Value Stock	1.7
Global Consumer	7.6
Global Growth Stock	1.4
Global Industrials	1.3
Institutional Global Focused Growth Equity	11.7
Institutional Global Multi-Sector Bond	3.9
Institutional Global Value Equity	2.3
Maryland Short-Term Tax-Free Bond	3.6
Tax-Efficient Equity	5.2
Total Return	3.4
Ultra Short-Term Bond	1.6
U.S. Treasury Money	1.2

As of September 30, 2017, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

FUND	SHAREHOLDER	%
AFRICA & MIDDLE EAST FUND	NATIONAL FINANCIAL SERVICES	17.26
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD FL 5
	JERSEY CITY NJ 07310-2010

	SPECTRUM INTERNATIONAL FUND	5.05
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
	100 EAST PRATT STREET
	BALTIMORE MD 21202-1009
AFRICA & MIDDLE EAST FUND—I CLASS	TRUSTEES OF T ROWE PRICE	93.08(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
	P O BOX 89000
	BALTIMORE MD 21289-0001
ASIA OPPORTUNITIES FUND	NATIONAL FINANCIAL SERVICES	7.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
ASIA OPPORTUNITIES FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	19.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	76.94(b)
	ATTN FINANCIAL REPORTING DEPT
ASIA OPPORTUNITIES FUND—I CLASS	T ROWE PRICE ASSOCIATES	14.57
	ATTN FINANCIAL REPORTING DEPT

	ERIC C MOFFETT	33.60(c)
	MIRI C MOFFETT JT TEN

	PERSHING LLC	13.74
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0002

	ROBERT S KAPLAN	12.67
	JAMIE SCHUVAL JT TEN

	T ROWE PRICE ASSOCIATES	7.44
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	32.55(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
BALANCED FUND	NATIONAL FINANCIAL SERVICES	6.23
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	27.99(d)
	ATTN: TRPS INST CONTROL DEPT
BALANCED FUND—I CLASS	T ROWE PRICE RPS INC	12.25
	OMNIBUS ACCOUNT
	TRP BALANCED - I

	UBATCO & CO	16.74
	FBO COLLEGE SAVINGS GROUP
	PO BOX 82535
	LINCOLN NE 68501-2535

	UBATCO & CO FBO ACES TRUST FUND	21.12
	6811 S 27TH ST
	LINCOLN NE 68512-4823
BLUE CHIP GROWTH FUND	CHARLES SCHWAB & CO INC	7.98
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905

	NATIONAL FINANCIAL SERVICES	14.84
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RET PLAN SVCS TR	6.95
	BLUE CHIP GROWTH FUND
	ATTN ASSET RECONCILATIONS

	WELLS FARGO CLEARING SERVICES LLC	10.25
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523

FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	15.91
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST CO.	5.64
	FBO EMPLOYEE BENEFITS CLIENTS
	ATTN MUTUAL FUND TRADING 2T2
	8518 E ORCHARD RD
	GREENWOOD VLG CO 80111-5002

	NATIONAL FINANCIAL SERVICES	14.54
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	6.08
	INSPER 401K
	PO BOX 48529
	ATLANTA GA 30362-1529
BLUE CHIP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	6.59
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO	23.04
	FOR THE BENEFIT OF CUSTOMERS
	12555 MANCHESTER RD
	SAINT LOUIS MO 63131-3729

	J.P. MORGAN SECURITIES LLC	7.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	4 CHASE METROTECH CTR
	BROOKLYN NY 11245-0003

	NATIONAL FINANCIAL SERVICES	15.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	PERSHING LLC	6.02

	TD AMERITRADE INC FBO	5.63
	OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226

	WELLS FARGO BANK NA FBO	7.49
	OMNIBUS ACCT CASH/CASH
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-0001

FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND—R CLASS	DCGT AS TTEE AND/OR CUST	8.67
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	711 HIGH ST
	DES MOINES IA 50392-0001

	NFS LLC FEBO	5.77
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS
	440 MAMARONECK AVE
	HARRISON NY 10528-2418

	SAMMONS FINANCIAL NETWORK LLC	6.22
	4546 CORPORATE DR STE 100
	WEST DES MOINES IA 50266-5911

	STATE STREET BANK AND TRUST AS	19.72
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
	1 LINCOLN ST
	BOSTON MA 02111-2901
CALIFORNIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	7.88
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	18.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
CALIFORNIA TAX-FREE BOND FUND—I CLASS	ALICE N BESSMAN OR	8.99
	ELLEN BESSMAN MILLER TRS
	THE BESSMAN TRUST AGREEMENT

	ANTON YERGAT TR	29.48(c)
	ANTON YERGAT LIVING TRUST

	DANIEL G JENSEN	14.04
	EVELYN H JENSEN TRS
	DANIEL G JENSEN & EVELYN H JENSEN
	FAM TRUST

	ERIN O'ROURKE	6.06

	JAMES B HARTLE	6.84
	MARY JO HARTLE TRS
	THE HARTLE LIVING TRUST

	NICHOLAS A ORUM	5.75
	CAREN MAYER ORUM TRS
	ORUM FAMILY TRUST
CALIFORNIA TAX-FREE MONEY FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
CAPITAL APPRECIATION FUND	CHARLES SCHWAB & CO INC	11.46
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	12.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.03

	TD AMERITRADE INC FBO	5.35
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
CAPITAL APPRECIATION FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP	6.28
	SEPARATE ACCOUNT G
	5900 O STREET
	LINCOLN NE 68510-2234

	CHARLES SCHWAB & CO INC	27.40(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	23.46
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	UMB BANK N/A	7.94
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS
	11 LINCOLN WAY E
	NEW OXFORD PA 17350-1208
CAPITAL APPRECIATION FUND—I CLASS	CHARLES SCHWAB & CO INC	19.94
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	16.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PFPC INC AS AGENT FOR PFPC TRUST	5.60
	FBO MORNINGSTAR WRAP PROGRAM
	CUSTOMERS

	TD AMERITRADE INC FBO	9.50
	OUR CUSTOMERS
CAPITAL OPPORTUNITY FUND	MAC & CO	19.97
	ATTN: MUTUAL FUND OPS
	500 GRANT STREET ROOM 151-1010
	PITTSBURGH PA 15219-2502

	NATIONAL FINANCIAL SERVICES	15.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
CAPITAL OPPORTUNITY FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	25.22(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	FIIOC AS AGENT FBO	20.43
	SHEPHERD ELECTRIC COMPANY INC
	401K AND PROFIT SHARING PLAN

	TD AMERITRADE INC FBO	24.30
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
CAPITAL OPPORTUNITY FUND—I CLASS	COMFORT & CO	9.25
	FBO OLD POINT FINANCIAL 401(K) PSP
	11780 JEFFERSON AVE STE D
	NEWPORT NEWS VA 23606-1926

	NATIONWIDE TRUST COMPANY FSB	66.94(c)
	C/O IPO PORTFOLIO ACCOUNTING
	FBO PARTICIPATING RETIREMENT PLANS
	NTC-PLNS
CAPITAL OPPORTUNITY FUND—R CLASS	CAPITAL BANK & TRUST COMPANY TTEE	12.02
	JEFF WYLER AUTO FAMILY INC RSP 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	CAPITAL BANK & TRUST COMPANY TTEE	18.09
	MACHINERY SYSTEMS INC EMPLOYEES PSP

	DCGT AS TTEE AND/OR CUST	7.30
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONWIDE TRUST CO FSB	21.59
	C/O IPO PORTFOLIO ACCTG
	PO BOX 182029
	COLUMBUS OH 43218-2029

	RELIANCE TRUST CO., CUSTODIAN	5.86
	FBO MASSMUTUAL OMNIBUS PPL/SMF
CORPORATE INCOME FUND	SPECTRUM INCOME FUND	50.85(e)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
CORPORATE INCOME FUND—I CLASS	KB INSURANCE CO LTD	50.71(c)
	KB INSURANCE BLDG, 110
	TEHERAN-RO, GANGNAM-GU
	SEOUL, 06134
	REPUBLIC OF KOREA

	PERSHING LLC	16.41

	ROBERT W SMITH	8.26
	TERESA O SMITH

	TRUSTEES OF T ROWE PRICE	12.12
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
CREDIT OPPORTUNITIES FUND	T ROWE PRICE ASSOCIATES	46.23(b)
	ATTN FINANCIAL REPORTING DEPT
CREDIT OPPORTUNITIES FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	19.94
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	6.81

	T ROWE PRICE ASSOCIATES	73.24(b)
	ATTN FINANCIAL REPORTING DEPT
CREDIT OPPORTUNITIES FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
DIVERSIFIED MID-CAP GROWTH FUND	NATIONAL FINANCIAL SERVICES	6.39
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
DIVERSIFIED MID-CAP GROWTH FUND—I CLASS	PERSHING LLC	6.97

	EDUARD GORDON	11.80
	INNA GORDON JT TEN

	TRUSTEES OF T ROWE PRICE	80.36(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
DIVIDEND GROWTH FUND	CHARLES SCHWAB & CO INC	8.68
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	5.99
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING
	4707 EXECUTIVE DR
	SAN DIEGO CA 92121-3091

	MLPF&S FOR THE SOLE BENEFIT OF	6.70
	ITS CUSTOMERS
	4800 DEERLAKE DR E 3RD FL
	JACKSONVILLE FL 32246-6484

	NATIONAL FINANCIAL SERVICES	17.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.42

FUND	SHAREHOLDER	%
DIVIDEND GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	13.05
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST CO.	5.99
	EMPLOYEE BENEFITS CLIENTS

	JOHN HANCOCK TRUST COMPANY	5.37
	690 CANTON STREET
	WESTWOOD MA 02090-2321

	MATRIX TRUST COMPANY AS TTEE FBO	5.79
	VISTA 401(K) RETIREMENT PLAN
	717 17TH ST STE 1300
	DENVER CO 80202-3304

	NATIONAL FINANCIAL SERVICES	43.54(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
DIVIDEND GROWTH FUND—I CLASS	EDWARD D JONES & CO	44.36(c)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	28.50(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL
DYNAMIC GLOBAL BOND FUND	T ROWE PRICE ASSOCIATES	60.68(b)
	ATTN FINANCIAL REPORTING DEPT
DYNAMIC GLOBAL BOND FUND—ADVISOR CLASS	LPL FINANCIAL	32.60(c)
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	13.29
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	11.12

	T ROWE PRICE ASSOCIATES	40.14(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
DYNAMIC GLOBAL BOND FUND—I CLASS	LADYBIRD & CO	37.31(e)
	C/O T ROWE PRICE ASSOC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	LADYBUG & CO	33.63(e)
	C/O T ROWE PRICE ASSOC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	MAC & CO	15.43
	ATTN MUTUAL FUND OPERATIONS
EMERGING EUROPE FUND	NATIONAL FINANCIAL SERVICES LLC	6.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	5.24
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EMERGING EUROPE FUND—I CLASS	T ROWE PRICE ASSOCIATES	5.45
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	94.11(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS BOND FUND	RETIREMENT PORTFOLIO 2015	6.49
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	15.57
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.26
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	11.60
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.45
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	8.94
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS BOND FUND—ADVISOR CLASS	PERSHING LLC	17.82

	T ROWE PRICE ASSOCIATES	36.04(b)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	5.40
	OUR CUSTOMERS

	UMB BANK NA C/F	5.43
	FREDERICK M FOWLER
	IRA
EMERGING MARKETS BOND FUND—I CLASS	J.P. MORGAN SECURITIES LLC	43.18(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EMERGING MARKETS CORPORATE BOND FUND	T ROWE PRICE ASSOCIATES	44.86(b)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	8.26
	OUR CUSTOMERS
EMERGING MARKETS CORPORATE BOND FUND—	CHARLES SCHWAB & CO INC	6.13
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	7.78
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	60.99(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	16.30
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS CORPORATE BOND FUND—I	CHARLES A MORRIS	24.86
CLASS	ELISE D MORRIS JT TEN T O D

	CHARLES SCHWAB & CO INC	46.09(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	6.55
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	19.91
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS CORPORATE MULTI-SECTOR	CBE OF NEW BRUNSWICK	43.20(c)
ACCOUNT PORTFOLIO	EM BOND MAP
	440 KING ST STE 680
	FREDERICTON NB E3B 5H8
	CANADA

	GENERAL DYNAMICS CORP 401K	10.26
	PLAN MASTER TRUST CP
	2941 FAIRVIEW PARK DR STE 100
	FALLS CHURCH VA 22042-4541

	T ROWE PRICE ASSOCIATES	37.25(b)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND	PERSHING LLC	6.42

	SPECTRUM INCOME FUND	82.67(e)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	CHARLES SCHWAB & CO INC	21.10
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	76.37(b)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	TD AMERITRADE INC FBO	64.29(c)
I CLASS	OUR CUSTOMERS

	TD AMERITRADE TRUST COMPANY	11.35
	ATTN HOUSE
	PO BOX 17748
	DENVER CO 80217-0748

	TRUSTEES OF T ROWE PRICE	18.02
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT	CBE OF NEW BRUNSWICK	76.93(c)
PORTFOLIO	EM LOCAL MAP

	T ROWE PRICE ASSOCIATES	22.21
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS STOCK FUND	MLPF&S FOR THE SOLE BENEFIT OF ITS	10.48
	CUSTOMERS

	RETIREMENT PORTFOLIO 2040	8.29
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	7.67
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	7.39
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	10.37
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.66
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS STOCK FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	37.16(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	TD AMERITRADE INC FBO	17.08
	OUR CUSTOMERS
EMERGING MARKETS VALUE STOCK FUND	T ROWE PRICE ASSOCIATES	23.35
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS VALUE STOCK FUND—ADVISOR	PERSHING LLC	6.10
CLASS
	T ROWE PRICE ASSOCIATES	90.02(b)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS VALUE STOCK FUND—I CLASS	T ROWE PRICE ASSOCIATES	25.80(b)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	74.20(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EQUITY INCOME FUND	NATIONAL FINANCIAL SERVICES	8.19
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	6.97
	ATTN: TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
EQUITY INCOME FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	6.23
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	57.38(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EQUITY INCOME FUND—I CLASS	EDWARD D JONES & CO	52.81(c)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	10.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	7.03
	OMNIBUS ACCOUNT
	TRP EQUITY INCOME - I

	TD AMERITRADE INC FBO	9.10
	OUR CUSTOMERS
EQUITY INCOME FUND—R CLASS	AMERICAN UNITED LIFE	7.78
	AMERICAN UNIT TRUST
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	AMERICAN UNITED LIFE	18.21
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	DCGT AS TTEE AND/OR CUST	6.16
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	HARTFORD LIFE INSURANCE CO	11.02
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS
	PO BOX 2999
	HARTFORD CT 06104-2999

	NATIONWIDE TRUST CO FSB	7.19
	C/O IPO PORTFOLIO ACCTG

FUND	SHAREHOLDER	%
EQUITY INDEX 500 FUND	RETIREMENT PORTFOLIO 2040	5.45
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	6.35
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	16.06
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.42
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.02
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.96
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
EQUITY INDEX 500 FUND—I CLASS	RETIREMENT I 2015 FUND	5.49
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2020 FUND	17.07
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	11.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	14.68
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	6.92
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	7.33
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EUROPEAN STOCK FUND	CHARLES SCHWAB & CO INC	8.47
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	5.17
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	20.61
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EUROPEAN STOCK FUND —I CLASS	PERSHING LLC	6.57

	TRUSTEES OF T ROWE PRICE	81.90(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EXTENDED EQUITY MARKET INDEX FUND	TD AMERITRADE INC FBO	5.57
	OUR CUSTOMERS
FINANCIAL SERVICES FUND	NATIONAL FINANCIAL SERVICES	5.26
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.95

	T ROWE PRICE RPS INC	5.12
	NEW BUSINESS GROUP FOR #117

	T ROWE PRICE SERVICES INC FBO	5.30
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FUTURE TRENDS
	ATTN DAWN WAGNER FIXED INCOME
FINANCIAL SERVICES FUND—I CLASS	TRUSTEES OF T ROWE PRICE	94.21(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
FLOATING RATE FUND	CHARLES SCHWAB & CO INC	5.07
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	7.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.47

	SPECTRUM INCOME FUND	40.30(e)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	TD AMERITRADE INC FBO	5.79
	OUR CUSTOMERS
FLOATING RATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	17.31
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	64.23(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	10.98
FLOATING RATE FUND—I CLASS	CHARLES SCHWAB & CO INC	21.01
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	24.07

	ROBERT S KAPLAN	21.87
	JAMIE SCHUVAL JT TEN

	T ROWE PRICE TRUST CO	6.80
	CUST FOR THE IRA OF
	ARUNA S. PATEL

	WELLS FARGO CLEARING SERVICES LLC	7.84
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

	WHITNEY FAMILY LLC	12.90

FUND	SHAREHOLDER	%
FLOATING RATE MULTI-SECTOR ACCOUNT	CBE OF NEW BRUNSWICK	38.95(c)
PORTFOLIO	FLOATING RATE MAP

	GENERAL DYNAMICS CORP 401K	13.60
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	6.71
	COMMISSION
	ATTN: KENT CUSTER
	1755 LAKE COOK RD
	DEERFIELD IL 60015-5209

	T ROWE PRICE ASSOCIATES	31.35(b)
	ATTN FINANCIAL REPORTING DEPT

	XCEL ENERGY INC.	5.91
	ATTN: GREG ZICK
	414 NICOLLET MALL
	MINNEAPOLIS MN 55401-1993
GEORGIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	29.16(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	16.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GEORGIA TAX-FREE BOND FUND—I CLASS	NORA T HUGHES	17.21

	STEPHEN M HUGHES	15.17

	T ROWE PRICE ASSOCIATES	13.54
	ATTN FINANCIAL REPORTING DEPT

	WILLIAM KENT NICHOLS T O D	54.09(c)

FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND	MORGAN STANLEY SMITH BARNEY	9.59
	HARBORSIDE FINANCIAL CENTER
	PLAZA 2
	3RD FLOOR
	JERSEY CITY NJ 07311

	NATIONAL FINANCIAL SERVICES	8.64
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.06

	T ROWE PRICE ASSOCIATES	11.90
	ATTN FINANCIAL REPORTING DEPT

	UBS WM USA	7.66
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI
	1000 HARBOR BLVD
	WEEHAWKEN NJ 07086-6761
GLOBAL ALLOCATION FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	17.87
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	11.23
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	48.39(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	10.92

FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND—I CLASS	CHARLES SCHWAB & CO INC	13.32
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	JAMES A C KENNEDY	5.09
	C/O T ROWE PRICE

	JOHN D. BESSON	7.69
	KAREN S. BESSON JT TEN

	KIMBERLY ALSUP MCGRIFF TR THE	6.96
	KIMBERLY ALSUP MCGRIFF IRREVOCABLE
	TRUST

	NATIONAL FINANCIAL SERVICES	11.15
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	PERSHING LLC	13.47

	TRUSTEES OF T ROWE PRICE	26.56(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

	WHITNEY FAMILY LLC	5.83

	WILLIAM J STROMBERG	8.10
GLOBAL CONSUMER FUND	T ROWE PRICE ASSOCIATES	62.20(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
GLOBAL GROWTH STOCK FUND —ADVISOR CLASS	ASCENSUS TRUST COMPANY FBO	5.43
	MUSKINGUM IRON & METAL CO SALARY DE
	PO BOX 10758
	FARGO ND 58106-0758

	CHARLES SCHWAB & CO INC	8.04
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MARK SMITH & GREGG DEVILBISS TTEE F	26.25(c)
	KENTNER SELLERS LLP PSP
	C/O FASCORE LLC
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONAL FINANCIAL SERVICES	8.92
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	14.95

	T ROWE PRICE ASSOCIATES	31.42(b)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL GROWTH STOCK FUND —I CLASS	TRUSTEES OF T ROWE PRICE	91.27(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL HIGH INCOME BOND FUND	NATIONAL FINANCIAL SERVICES	12.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	24.96
	ATTN FINANCIAL REPORTING DEPT
GLOBAL HIGH INCOME BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	19.90
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	32.99(c)

	T ROWE PRICE ASSOCIATES	17.33
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	26.24(c)
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL HIGH INCOME BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	73.44(c)
	ATTN MUTUAL FUNDS

	TD AMERITRADE INC FBO	19.29
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	5.64
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INDUSTRIALS FUND	T ROWE PRICE ASSOCIATES	42.41(b)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INDUSTRIALS FUND—I CLASS	T ROWE PRICE ASSOCIATES	20.39
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	79.61(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL MULTI-SECTOR BOND FUND	CHARLES SCHWAB & CO INC	8.48
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	9.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.63

	TD AMERITRADE INC FBO	6.11
	OUR CUSTOMERS
GLOBAL MULTI-SECTOR BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	6.20
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	6.49
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	53.59(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.76

	TD AMERITRADE INC FBO	21.29
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL MULTI-SECTOR BOND FUND—I CLASS	AMERICAN TRUST CENTER	10.09
	401 N 4TH ST SUITE 301
	BISMARCK ND 58501-4023

	CENTBANK & CO	17.39
	814 N WASHINGTON ST
	PO BOX 700
	JUNCTION CITY KS 66441-0700

	JOHN D BESSON	9.36
	KAREN S BESSON JT TEN

	LINCOLN RETIREMENT SERVICES COMPANY	9.15
	FBO NORTHSTAR ANESTHESIA 401K PSP
	PO BOX 7876
	FORT WAYNE IN 46801-7876

	NATIONAL FINANCIAL SERVICES	5.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	SEI PRIVATE TRUST COMPANY	9.26
	C/O MELLON BANK
	ONE FREEDOM VALLEY DRIVE
	OAKS PA 19456-9989

	T ROWE PRICE TRUST CO	7.22
	CUST FOR THE ROLLOVER IRA OF
	JAMES F HARTMAN
GLOBAL REAL ESTATE FUND	CHARLES SCHWAB & CO INC	9.20
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	7.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.97

	TD AMERITRADE INC FBO	11.23
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL REAL ESTATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	25.07(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST LIFE & ANNUITY	5.90
	FBO FUTURE FUNDS II
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	GREAT-WEST TRUST CO.	21.74
	EMPLOYEE BENEFITS CLIENTS 401K

	LINCOLN RETIREMENT SERVICES COMPANY	6.87
	FBO OAKLAWN HOSPITAL 403(B) PLAN

	NATIONAL FINANCIAL SERVICES	20.15
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL REAL ESTATE FUND—I CLASS	CHARLES SCHWAB & CO INC	12.95
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	7.38
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	77.41(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL STOCK FUND	JP MORGAN AS DIRECTED TRUSTEE FOR	5.00
	ERNST & YOUNG DEFINED BENEFIT
	RETIREMENT PLAN TRUST
	ATTN: PHYLLIS MANCINI
	4 NEW YORK PLZ FL 15
	NEW YORK NY 10004-2413

	NATIONAL FINANCIAL SERVICES	5.33
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.10

FUND	SHAREHOLDER	%
GLOBAL STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	19.98
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	FIIOC AS AGENT	8.53
	FBO REDAPT SYSTEMS INC
	401K PSP
	100 MAGELLAN WAY
	COVINGTON KY 41015-1987

	LPL FINANCIAL	12.43
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	33.99(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	10.39
GLOBAL STOCK FUND—I CLASS	CAROL A BERTNER TR	9.77
	CAROL A BERTNER
	REVOCABLE LIVING TRUST

	HOWARD P COLHOUN TTEE	19.50
	HOWARD P COLHOUN REV TRUST

	PETER K CHRISTENSEN	5.94
	TOBY S CHRISTENSEN JT TEN

	SAMUEL A MILLER TR	17.18
	SAMUEL A MILLER REVOCABLE TRUST

	TROWE PRICE PROGRAM FOR	34.60(c)
	CHARITABLE GIVING GLOBAL
	EQUITY POOL
	ATTN FUND ACCOUNTING

FUND	SHAREHOLDER	%
GLOBAL TECHNOLOGY FUND	CHARLES SCHWAB & CO INC	7.81
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MLPF&S FOR THE SOLE BENEFIT OF	5.14
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	10.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.59

	WELLS FARGO CLEARING SERVICES LLC	5.30
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
GLOBAL TECHNOLOGY FUND—I CLASS	CHARLES SCHWAB & CO INC	14.34
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	17.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	10.20

	SEI PRIVATE TRUST CO	10.79
	C/O STEELE STREET
	ATTN MUTUAL FUND ADMIN

	TD AMERITRADE INC FBO	5.97
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	18.20
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GNMA FUND	SPECTRUM INCOME FUND	40.48(e)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
GNMA FUND—I CLASS	ROBERT S KAPLAN	29.36(c)
	JAMIE SCHUVAL JT TEN

	T ROWE PRICE ASSOCIATES	5.52
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	65.11(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
GOVERNMENT MONEY FUND	T ROWE PRICE ASSOCIATES INC	10.58
	ATTN FINANCIAL REPORTING DEPT
GOVERNMENT RESERVE FUND	COVEWATER & CO	6.74
	C/O T ROWE PRICE ASSOC
	ATTN MID CAP VALUE FUND

	SEAMILE & CO	21.96
	C/O T ROWE PRICE ASSOC
	ATTN CAPITAL APPREC FUND

	TUNA & CO	7.71
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
GROWTH & INCOME FUND	T ROWE PRICE TRUST CO INC	5.69
	ATTN: TRPS INST CONTROL DEPT
GROWTH & INCOME FUND—I CLASS	HERMAN & WALTER SAMUELSON	40.68(c)
	FOUNDATION INC
	409 WASHINGTON AVE STE 900
	TOWSON MD 21204-4905

	STEPHEN HUDSON & STEPHEN HUDSON AGT	17.94
	JO ANNE HUDSON TRS
	HUDSON FAMILY REVOCABLE TRUST

	TRAC 2000	11.45
	BEAN KINNEY & KORMAN PC 401K
	LISA A ANTONELLI

FUND	SHAREHOLDER	%
GROWTH STOCK FUND	NATIONAL FINANCIAL SERVICES	6.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	8.89
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	5.47
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	9.23
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.64
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	5.06
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	5.13
	ATTN: TRPS INST CONTROL DEPT
GROWTH STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.50
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	26.40(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE LIFE INSURANCE CO	7.23
	DCVA
	C/O IPO PORTFOLIO ACCOUNTING
	PO BOX 182029
	COLUMBUS OH 43218-2029

	VANTAGETRUST - NAV	10.83
	C/O ICMA RETIREMENT CORPORATION
	777 NORTH CAPITOL STREET NE
	WASHINGTON DC 20002-4239

	VANTAGETRUST - UNITIZED	6.04
	C/O ICMA RETIREMENT CORPORATION

FUND	SHAREHOLDER	%
GROWTH STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	13.22
	ATTN MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	NATIONAL FINANCIAL SERVICES LLC	11.89
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2040 FUND	5.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
GROWTH STOCK FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	6.57
	500 PLAZA DR FL 7
	SECAUCUS NJ 07094-3619

	DCGT AS TTEE AND/OR CUST	5.01
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	HARTFORD LIFE INSURANCE CO	7.33
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS

	STATE STREET BANK AND TRUST AS	17.05
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	SUNTRUST BANK FBO	7.83
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	UMB BANK NA SFR	7.96
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS GROUP

FUND	SHAREHOLDER	%
HEALTH SCIENCES FUND	CHARLES SCHWAB & CO INC	6.46
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	JOHN HANCOCK LIFE	6.95
	INSURANCE CO USA
	RPS TRADING OPS ST-4
	601 CONGRESS STREET
	BOSTON MA 02210-2804

	NATIONAL FINANCIAL SERVICES	7.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
HEALTH SCIENCES FUND—I CLASS	NATIONAL FINANCIAL SERVICES	14.11
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	TRUSTEES OF T ROWE PRICE	22.95
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
HIGH YIELD FUND	RETIREMENT PORTFOLIO 2020	10.43
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	7.70
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	7.76
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	13.43
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	14.09
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	48.39(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.44

	RELIANCE TRUST COMPANY FBO	5.42
	RETIREMENT PLANS SERVICED BY METLIFE
	C/O FASCORE LLC

FUND	SHAREHOLDER	%
HIGH YIELD FUND—I CLASS	EDWARD D JONES & CO	43.50(c)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	24.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR
HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO	BALTIMORE EQUITABLE SOCIETY	5.08
	ATTN MARY HARLEE
	100 N CHARLES ST STE 640
	BALTIMORE MD 21201-3808

	GENERAL DYNAMICS CORP 401K	19.66
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	9.72
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	65.54(b)
	ATTN FINANCIAL REPORTING DEPT
INFLATION PROTECTED BOND FUND	NATIONAL FINANCIAL SERVICES	5.40
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INCOME FUND	23.07
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
INFLATION PROTECTED BOND FUND—I CLASS	BREAD & CO	26.02(e)
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	LADYBIRD & CO	18.84
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	13.87
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	8.88
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	T ROWE PRICE RPS INC	5.21
	OMNIBUS ACCOUNT
	TRP INFLATION PROTECTED BOND-I

	TRUSTEES OF T ROWE PRICE	8.33
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL AFRICA & MIDDLE EAST FUND	NATIONAL FINANCIAL SERVICES LLC	70.76(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST AS CUSTODIAN FBO	6.43
	JOHN E FETZER INSTITUTE
	PO BOX 92956
	CHICAGO IL 60675-0001

	UNIVERSITY OF ARKANSAS	20.55
	FOUNDATION INC
	535 W RESEARCH CENTER BLVD STE 120
	FAYETTEVILLE AR 72701-6944
INSTITUTIONAL CASH RESERVES FUND	T ROWE PRICE ASSOCIATES	95.54(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL CORE PLUS FUND	BAND & CO	8.36
	C/O US BANK NA
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	JEANETTE STUMP &	10.68
	JAMES CARNEY & HOWARD KLINE TRS
	SPECIAL METALS CORPORATION RETIREE
	BENEFIT TRUST

	NATIONAL FINANCIAL SERVICES	30.63(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	12.59
	C/O SUNTRUST BANK
	THE CHURCH FOUNDATION
	ATTN MUTUAL FUND ADMIN
INSTITUTIONAL CREDIT OPPORTUNITIES FUND	BOWMAN & CO	9.82
	C/O T ROWE PRICE ASSOC
	ATTN: HIGH YIELD FUND

	T ROWE PRICE ASSOCIATES	84.52(b)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	5.66
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL EMERGING MARKETS BOND FUND	CHARLES SCHWAB & CO INC	11.57
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LADYBIRD & CO	30.14(e)
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	22.50
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	9.97
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	NATIONAL FINANCIAL SERVICES	5.74
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST COMPANY	5.57
	ATTN INVESTMENT SERVICES
	FBO 401K CLIENTS
INSTITUTIONAL EMERGING MARKETS EQUITY FUND	GOLDMAN SACHS & CO	12.74
	EXCLUSIVE BENEFIT OF CUSTOMERS
	85 BROAD ST
	NEW YORK NY 10004-2434

	LADYBUG & CO	5.09
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	6.42
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	LUZ PETERSON FBO	5.99
	JPMORGAN CHASE BANK, N. A. AS CUSTO
	4 CHASE METROTECH CTR
	BROOKLYN NY 11245-0003

	NATIONAL FINANCIAL SERVICES	9.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	28.56(c)
	OMNIBUS ACCOUNT CASH/CASH

FUND	SHAREHOLDER	%
INSTITUTIONAL FLOATING RATE FUND	CHARLES SCHWAB & CO INC	10.30
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	12.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FOR THE	6.04
	EXCLUSIVE BENEFIT OF OUR CLIENTS

	TUNA & CO	18.01
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND

	WELLS FARGO BANK NA FBO	11.96
	OMNIBUS ACCOUNT CASH/CASH
INSTITUTIONAL FLOATING RATE FUND—F CLASS	CHARLES SCHWAB & CO INC	8.39
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO.	47.12(c)
	P O BOX 7780-1888
	PHILADELPHIA PA 19182-0001

	SAXON & CO.	6.82

	TD AMERITRADE INC FBO	17.32
	OUR CUSTOMERS
INSTITUTIONAL FRONTIER MARKETS EQUITY FUND	CHARLES SCHWAB & CO INC	6.36
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	10.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	34.41(c)
	C/O CHOATE HALL & STEWART
	ATTN MUTUAL FUNDS ADMIN

	T ROWE PRICE ASSOCIATES	41.35(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY	NATIONAL FINANCIAL SERVICES	29.23(c)
FUND	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	70.77(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL GLOBAL GROWTH EQUITY FUND	CHARLES SCHWAB & CO INC	21.93
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	52.35(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL MERIT SCHOLARSHIP	5.02
	CORPORATION
	1560 SHERMAN AVENUE STE 200
	EVANSTON IL 60201-4816

	STATE STREET BANK AND TRUST AS	12.35
	TTEE FOR MASTER TRUST FOR DEFINED
	BENEFIT PLANS OF SYNGENTA CORP
	801 PENNSYLVANIA AVE
	KANSAS CITY MO 64105-1307
INSTITUTIONAL GLOBAL MULTI-SECTOR BOND FUND	CAPINCO	29.44(c)
	C/O US BANK NA
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	JPMORGAN CHASE BANK, N. A. AS	25.86(c)
	CUSTODIAN FBO
	4 CHASE METROTECH CENTER, 6TH FLR
	BROOKLYN NY 11245-0003

	NATIONAL FINANCIAL SERVICES	22.54
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	22.17
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL GLOBAL VALUE EQUITY FUND	T ROWE PRICE ASSOCIATES	86.59(b)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	13.40
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL HIGH YIELD FUND	BREAD & CO	7.78
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	GOLDMAN SACHS & CO	11.74
	EXCLUSIVE BENEFIT OF CUSTOMERS

	LADYBIRD & CO	5.70
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	NATIONAL FINANCIAL SERVICES	14.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TUNA & CO	18.58
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
INSTITUTIONAL INTERNATIONAL BOND FUND	LADYBIRD & CO	24.54
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	19.22
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	8.29
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	PERSHING LLC	6.92

	TD AMERITRADE INC FBO	29.53(c)
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
INSTITUTIONAL INTERNATIONAL CONCENTRATED	CHARLES SCHWAB & CO INC	18.17
EQUITY FUND	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	COLUMBIA TRUST PARTNERS	7.08
	COLUMBIA TRUST PARTNERS
	PO BOX 1012
	SALEM OR 97308-1012

	MAC & CO	10.35
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	22.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	18.98

	T ROWE PRICE ASSOCIATES	12.61
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND	DEKALB COUNTY PENSION PLAN	77.36(c)
	1300 COMMERCE DRIVE 4TH FLOOR
	DECATUR GA 30030-3222

	THE WESTERVELT COMPANY RETIREMENT	6.00
	PLAN
	1400 JACK WARNER PKWY NE
	TUSCALOOSA AL 35404-1002

	WELLS FARGO BANK NA FBO	10.88
	NPPD FOREIGN EQUITY FUND

FUND	SHAREHOLDER	%
INSTITUTIONAL INTERNATIONAL GROWTH EQUITY	BNA FOREIGN EQUITY FUND	38.01(c)
FUND	ATTN MR ROBERT SHEW
	1801 S BELL ST
	ARLINGTON VA 22202-4506

	KEYBANK NA	13.92
	LINK-BELT EE RETMT-T. ROWE PRICE PR
	P.O. BOX 94871
	CLEVELAND OH 44101-4871

	NATIONAL FINANCIAL SERVICES	34.46(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO	6.11

INSTITUTIONAL LARGE-CAP CORE GROWTH FUND	NATIONAL FINANCIAL SVCS CORP	33.89(c)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	VANGUARD FIDUCIARY TRUST COMPANY	11.41
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
INSTITUTIONAL LARGE-CAP GROWTH FUND	BANK OF AMERICA N.A. TTEE FOR	5.20
	MERRILL LYNCH & CO INC 401K SAVINGS
	& INVESTMENT PLAN
	700 LOUISIANA ST
	HOUSTON TX 77002-2700

	BANK OF AMERICA NA TRUSTEE FOR	11.67
	THE BANK OF AMERICA 401K PLAN

	CHARLES SCHWAB & CO INC	5.50
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	9.46
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	16.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
INSTITUTIONAL LARGE-CAP VALUE FUND	CHARLES SCHWAB & CO INC	5.98
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	51.36(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	10.75
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS
	211 N BROADWAY STE 1000
	SAINT LOUIS MO 63102-2748
INSTITUTIONAL LONG DURATION CREDIT FUND	BAND & CO	22.40
	C/O US BANK NA

	INVESTMENT COMPANY INSTITUTE	19.62
	ATTN: MARK DELCOCO
	1401 H ST NW STE 1200
	WASHINGTON DC 20005-2110

	NATIONAL FINANCIAL SERVICES	15.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	41.19(b)
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL MID-CAP EQUITY GROWTH FUND	NATIONAL FINANCIAL SERVICES	32.24(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	THE STATE OF WISCONSIN DEF COMP BRD	7.35
	FBO WISCONSIN DCP
	C/O FASCORE LLC

	VANGUARD FIDUCIARY TRUST COMPANY	9.98
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT

FUND	SHAREHOLDER	%
INSTITUTIONAL SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERVICES LLC	31.43(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST COMPANY TR	9.21
	FBO PFIZER SAVINGS AND
	INVESTMENT PLAN

	STATE OF FLORIDA PUBLIC	6.37
	EMPLOYEES OPTIONAL RETIREMENT
	PROGRAM-FLORIDA RETIREMENT SYSTEM
	1801 HERMITAGE BLVD STE 100
	TALLAHASSEE FL 32308-7743

	STATE OF MINNESOTA	16.46
	FBO MINNESOTA STATE RETIREMENT SYST
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	VANGUARD FIDUCIARY TRUST COMPANY	17.05
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND	GREAT-WEST TRUST COMPANY LLC TTEE/C	7.63
	FBO DEFINED BENEFIT PLANS

	JOHN HANCOCK TRUST COMPANY	6.19

	MAC & CO	5.28
	ATTN MUTUAL FUND OPS

	MCWOOD & CO	7.90
	PO BOX 29522
	RALEIGH NC 27626-0522

	NATIONAL FINANCIAL SERVICES	21.28
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK FBO	8.08
	VARIOUS RETIREMENT PLANS

	WELLS FARGO BANK NA FBO	14.60
	PHP-T ROWE PRIC INSTL STRUCTRD RSRC

	WELLS FARGO BANK NA FBO	14.48
	UCARE MINNESOTA

FUND	SHAREHOLDER	%
INTERMEDIATE TAX-FREE HIGH YIELD FUND	CHARLES SCHWAB & CO INC	8.60
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	61.20(b)
ATTN FINANCIAL REPORTING DEPT
INTERMEDIATE TAX-FREE HIGH YIELD FUND—	LPL FINANCIAL	43.03(c)
ADVISOR CLASS	OMNIBUS CUSTOMER ACCOUNT
ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	10.06
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	46.89(b)
ATTN FINANCIAL REPORTING DEPT
INTERMEDIATE TAX-FREE HIGH YIELD FUND—I CLASS	JAN HOOK STAMPS	5.92

	T ROWE PRICE ASSOCIATES	12.16
ATTN FINANCIAL REPORTING DEPT

	TERRY ROSELL	72.56(c)
INTERNATIONAL BOND (USD HEDGED)	T ROWE PRICE ASSOCIATES	99.94(b)
ATTN FINANCIAL REPORTING DEPT
INTERNATIONAL BOND (USD HEDGED)—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
ATTN FINANCIAL REPORTING DEPT
INTERNATIONAL BOND (USD HEDGED)—I CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL BOND FUND	RETIREMENT PORTFOLIO 2040	5.00
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	6.75
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	16.40
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	12.01
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.31
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.98
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	12.66
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
INTERNATIONAL BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	6.40
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	20.49
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY	5.30
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	14.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	12.74

	TD AMERITRADE INC FBO	13.76
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL BOND FUND—I CLASS	EDWARD D JONES & CO	54.11(c)
	FOR THE BENEFIT OF CUSTOMERS

	RETIREMENT I 2020 FUND	8.34
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	5.90
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	7.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL CONCENTRATED EQUITY FUND	CHARLES SCHWAB & CO INC	13.25
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	16.27
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	9.67
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	8.31
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	12.65
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL CONCENTRATED EQUITY FUND—	CHARLES SCHWAB & CO INC	6.23
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC TTEE F	9.01
	EMPLOYEE BENEFITS CLIENTS 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	LPL FINANCIAL	12.48
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	31.66(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.49

	T ROWE PRICE ASSOCIATES	14.00
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	16.35
	OUR CUSTOMERS
INTERNATIONAL CONCENTRATED EQUITY FUND—I	T ROWE PRICE ASSOCIATES	14.55
CLASS	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	11.91
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	73.54(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
INTERNATIONAL DISCOVERY FUND	CHARLES SCHWAB & CO	9.19
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	12.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.72

FUND	SHAREHOLDER	%
INTERNATIONAL DISCOVERY FUND—I CLASS	CHARLES SCHWAB & CO INC	5.85
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	23.77
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	26.15(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST CO	17.01
	ATTN INVESTMENT SERVICES
	401K CLIENTS
	PO BOX 2600
	VALLEY FORGE PA 19482-2600
INTERNATIONAL EQUITY INDEX FUND	MARYLAND COLLEGE INVESTMENT PLAN	12.80
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING
INTERNATIONAL STOCK FUND	RETIREMENT PORTFOLIO 2040	10.52
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	9.61
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	9.17
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	13.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.45
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	5.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	80.22(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE TRUST COMPANY	5.67

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—I CLASS	EDWARD D JONES & CO	27.17(c)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	25.02(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2030 FUND	7.27
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	6.44
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL STOCK FUND—R CLASS	ACCESS INC TTEE FBO	6.44
	ACCESS INC 401K PSP
	C/O FASCORE LLC

	AMERICAN UNITED LIFE	19.57
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	AXA EQUITABLE FOR SA NO 65	9.58

	CAPITAL BANK & TRUST COMPANY TTEE	9.41
	PATTCO LLC 401K
	C/O FASCORE LLC

	DCGT AS TTEE AND/OR CUST	11.29
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONWIDE TRUST CO FSB	10.03
	C/O IPO PORTFOLIO ACCTG

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND	RETIREMENT PORTFOLIO 2040	12.72
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	11.51
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.02
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	15.56
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	10.23
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	7.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.66
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
INTERNATIONAL VALUE EQUITY FUND—ADVISOR	CHARLES SCHWAB & CO INC	25.40(c)
CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	13.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	15.11

	STATE STREET BANK AND TRUST AS	16.33
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND—I CLASS	RETIREMENT I 2020 FUND	9.44
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	8.74
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	14.64
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	9.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	13.11
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND	6.58
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	7.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	TD AMERITRADE INC FBO	6.56
	OUR CUSTOMERS
INTERNATIONAL VALUE EQUITY FUND—R CLASS	AMERICAN UNITED LIFE	8.34
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	DCGT AS TTEE AND/OR CUST	8.23
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	SAMMONS FINANCIAL NETWORK LLC	8.48

	STATE STREET BANK AND TRUST AS	23.89
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
INVESTMENT-GRADE CORPORATE MULTI-SECTOR	ALLEN & COMPANY	10.86
ACCOUNT PORTFOLIO	711 5TH AVE FL 9
	NEW YORK NY 10022-3168

	BALTIMORE EQUITABLE SOCIETY	10.73
	ATTN MARY HARLEE

	CBE OF NEW BRUNSWICK	6.51
	IG CORPORATE MAP

	GENERAL DYNAMICS CORP 401K	41.37(c)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	20.23
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	10.30
	ATTN FINANCIAL REPORTING DEPT
JAPAN FUND	CHARLES SCHWAB & CO INC	5.36
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY	31.38(c)
	HARBORSIDE FINANCIAL CENTER

	SPECTRUM INTERNATIONAL FUND	27.17(e)
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
JAPAN FUND—I CLASS	T ROWE PRICE ASSOCIATES	6.62
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	88.63(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
LATIN AMERICA FUND	CHARLES SCHWAB & CO INC	6.65
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	9.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
LATIN AMERICA FUND—I CLASS	ROBERT D AWALT	8.17
	KATHERINE J AWALT JT TEN

	TRUSTEES OF T ROWE PRICE	84.74(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
LIMITED DURATION INFLATION FOCUSED BOND FUND	RETIREMENT INCOME PORTFOLIO	10.61
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2010	10.93
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	14.35
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	24.06
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.97
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	5.28
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
LIMITED DURATION INFLATION FOCUSED BOND	RETIREMENT BALANCED I FUND	9.01
FUND—I CLASS	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2010 FUND	8.48
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2015 FUND	11.53
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2020 FUND	23.63
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	10.44
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	6.05
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	TARGET 2015 FUND	5.64
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING

	TARGET 2020 FUND	7.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING
MARYLAND SHORT-TERM TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	8.88
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	5.97
MARYLAND SHORT-TERM TAX-FREE BOND FUND—I	BANK OF NEW YORK MELLON N.A.	21.31
CLASS	PO BOX 534005
	PITTSBURGH PA 15253-4005

	JOHN D BESSON	13.40
	KAREN S BESSON JT TEN
MARYLAND TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	8.08
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	5.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
MARYLAND TAX-FREE BOND FUND—I CLASS	BANK OF NEW YORK MELLON N.A.	14.29

	NORMAN FREIDKIN	9.05
MARYLAND TAX-FREE MONEY FUND	KEITH A. LEE	29.38(c)
MARYLAND TAX-FREE MONEY FUND—I CLASS	DAVID C TOLBERT	30.65(c)
	DEBRA J TOLBERT JT TEN

	T ROWE PRICE ASSOCIATES	69.35(b)
	ATTN FINANCIAL REPORTING DEPT
MEDIA & TELECOMMUNICATIONS FUND	CHARLES SCHWAB & CO INC	6.16
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	6.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	6.11
	MEDIA & TELECOMMUNICATION FUND
MEDIA & TELECOMMUNICATIONS FUND—I CLASS	KAMAEHU L P	6.05

	TD AMERITRADE INC FBO	5.60
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	45.39(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
MID-CAP GROWTH FUND	CHARLES SCHWAB & CO INC	6.39
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERV CORP	11.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	11.62
	ATTN: ASSET RECONCILIATIONS

FUND	SHAREHOLDER	%
MID-CAP GROWTH FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	28.11(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	10.55
	INSPER 401K

	VOYA INSTITUTIONAL TRUST AS	15.19
	TRUSTEE FOR THE ADP TOTALSOURCE
	RETIREMENT SAVINGS PLAN
	30 BRAINTREE HILL OFFICE PARK
	BRAINTREE MA 02184-8747
MID-CAP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	14.98
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	19.98
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR
MID-CAP GROWTH FUND—R CLASS	AMERICAN UNITED LIFE	15.56
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	NATIONWIDE TRUST CO FSB	16.75
	C/O IPO PORTFOLIO ACCTG

	SUNTRUST BANK FBO	11.37
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	VOYA RETIREMENT INS & ANNUITY CO	12.67
MID-CAP INDEX FUND	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
MID-CAP INDEX FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
MID-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	7.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	5.98
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	5.40
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	5.18
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	7.36
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	5.11
	PLAN OMNIBUS ACCT
	NEW BUSINESS GROUP FOR #115
MID-CAP VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	42.56(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SUNTRUST BANK FBO	5.02
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
MID-CAP VALUE FUND—I CLASS	EDWARD D JONES & CO	6.89
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	17.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	STATE OF SOUTH CAROLINA TRUSTEE	7.81
	FBO STATE OF SOUTH CAROLINA 401K
	C/O FASCORE LLC

FUND	SHAREHOLDER	%
MID-CAP VALUE FUND—R CLASS	NATIONWIDE TRUST CO FSB	23.53
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS	41.87(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	SUNTRUST BANK FBO	5.40
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	VOYA RETIREMENT INS & ANNUITY CO	7.95
MORTGAGE-BACKED SECURITIES MULTI-SECTOR	ALLEN & COMPANY	7.88
ACCOUNT PORTFOLIO
	BALTIMORE EQUITABLE SOCIETY	7.51
	ATTN MARY HARLEE

	CBE OF NEW BRUNSWICK	11.34
	MORTGAGE BACKED SECURITIES MAP

	GENERAL DYNAMICS CORP 401K	28.97(c)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	14.32
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	7.31
	ATTN FINANCIAL REPORTING DEPT

	XCEL ENERGY INC.	22.68
	ATTN: GREG ZICK
NEW AMERICA GROWTH FUND	CHARLES SCHWAB & CO INC	11.32
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	17.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	6.58
	ATTN TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
NEW AMERICA GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	14.61
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	18.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SANTA BARBARA CNTY TREAS TX COLL TT	7.39
	FBO SANTA BARBARA COUNTY DCP
	C/O FASCORE LLC

	VRSCO	17.61
	FBO AIGFSB CUST TTEE FBO
	WAKEMED RET SAV PLAN 403B
	2929 ALLEN PKWY STE A6-20
	HOUSTON TX 77019-7117
NEW AMERICA GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	6.77
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC TTEE F	6.01
	RECORDKEEPING FOR LARGE BENEFIT PL

	NATIONAL FINANCIAL SERVICES	39.54(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	7.38
	OMNIBUS ACCOUNT
	TRP NEW AMERICA GROWTH I I

	UBS WM USA	5.63
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI
NEW ASIA FUND	CHARLES SCHWAB & CO INC	7.57
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	9.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	6.71
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
NEW ASIA FUND—I CLASS	CHARLES SCHWAB & CO INC	5.85
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	J.P. MORGAN SECURITIES LLC	9.10
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	13.12
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	TRUSTEES OF T ROWE PRICE	6.72
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
NEW ERA FUND	CHARLES SCHWAB & CO INC	8.90
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	11.46
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ERA FUND—I CLASS	JOHN S AND JAMES L KNIGHT	5.44
	FOUNDATION
	WACHOVIA FINANCIAL CENTER STE 3300
	200 SOUTH BISCAYNE BOULEVARD
	MIAMI FL 33131-2310

	NATIONAL FINANCIAL SERVICES	48.62(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	TD AMERITRADE INC FBO	5.07
	OUR CUSTOMERS
NEW HORIZONS FUND	NATIONAL FINANCIAL SERVICES	9.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	10.29
	ATTN: TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
NEW HORIZONS FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	31.86(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	T ROWE PRICE RPS INC	10.43
	OMNIBUS DST
	TRP NEW HORIZONS FUND-I
NEW INCOME FUND	RETIREMENT PORTFOLIO 2010	5.23
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	5.95
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	8.03
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	19.54
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	14.02
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	14.67
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.99
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
NEW INCOME FUND—ADVISOR CLASS	MORGAN STANLEY SMITH BARNEY	5.19
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	40.29(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	11.30

	WTRISC CO IRA OMNIBUS ACCT	10.43
	C/O ICMA RETIREMENT CORPORATION
	777 NORTH CAPITOL STREET NE
	WASHINGTON DC 20002-4239

FUND	SHAREHOLDER	%
NEW INCOME FUND—I CLASS	EDWARD D JONES & CO	14.88
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	34.23(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT I 2020 FUND	9.02
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	6.32
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	7.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
NEW INCOME FUND—R CLASS	CAMILLE VANDEVANTER DDS PS TTEE FBO	7.14
	CAMILLE VANDEVANTER DDS PS 401K RET
	C/O FASCORE LLC

	EMJAY CORPORATION CUSTODIAN FBO	14.31
	PLANS OF GREAT WEST FINANCIAL
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	K CHADWICK K BLALOCK TTEES	6.19
	FIERCE ISAKOWITZ & BLALOCK LLC 401K
	C/O FASCORE LLC

	NATIONWIDE TRUST CO FSB	9.50
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS	25.30(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VRSCO	5.46
	FBO AIGFSB CUST TTEE FBO
	UNIV OF NORTH TEXAS OPT RET PL 403B

FUND	SHAREHOLDER	%
NEW JERSEY TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	24.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW JERSEY TAX-FREE BOND FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
NEW YORK TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	6.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW YORK TAX-FREE BOND FUND—I CLASS	ROBERT S KAPLAN	69.01(c)
	JAMIE SCHUVAL JT TEN

	SEI PRIVATE TRUST COMAPNY	17.51
	C/O MELLON BANK
NEW YORK TAX-FREE MONEY FUND	H MARK GLASBERG	17.31
	PAULA D GLASBERG JT TEN T O D
NEW YORK TAX-FREE MONEY FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
OVERSEAS STOCK FUND	RETIREMENT PORTFOLIO 2040	13.91
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	12.78
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	12.22
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	17.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	11.23
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	7.62
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	6.15
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
OVERSEAS STOCK FUND—ADVISOR CLASS	PERSHING LLC	16.40

	SUNTRUST BANK FBO	39.02(c)
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	T ROWE PRICE ASSOCIATES	8.65
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	7.86
	OUR CUSTOMERS

	TRUST COMPANY OF AMERICA	27.93(c)
	FBO
	PO BOX 6503
	ENGLEWOOD CO 80155-6503
OVERSEAS STOCK FUND—I CLASS	EDWARD D JONES & CO	15.60
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	22.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	WELLS FARGO BANK NA FBO	8.11
	OMNIBUS CASH
PERSONAL STRATEGY BALANCED FUND	MAC & CO	8.13
	ATTN MUTUAL FUND OPS

	NATIONAL FINANCIAL SERVICES	10.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO TR	8.61
	BALANCED
	ATTN ASSET RECONCILIATION
PERSONAL STRATEGY BALANCED FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	14.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	6.07

	T ROWE PRICE RPS INC	12.27
	OMNIBUS ACCOUNT
	TRP PERSONAL STRATEGY BALANCED-I

	TRUSTEES OF T ROWE PRICE	5.48
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
PERSONAL STRATEGY GROWTH FUND	NATIONAL FINANCIAL SERVICES	12.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST COMPANY FSB	5.66
	C/O IPO PORTFOLIO ACCOUNTING

	T ROWE PRICE TRUST CO TR	5.13
	ATTN GROWTH ASSET
PERSONAL STRATEGY GROWTH FUND—I CLASS	JOHN HANCOCK TRUST COMPANY LLC	8.70

	NATIONAL FINANCIAL SERVICES LLC	10.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	15.17

	TD AMERITRADE INC FBO	7.21
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	6.60
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
PERSONAL STRATEGY INCOME FUND	NATIONAL FINANCIAL SERVICES	7.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
PERSONAL STRATEGY INCOME FUND—I CLASS	AUDREE A CLARK NIELSEN AGENT	5.72

	NATIONAL FINANCIAL SERVICES LLC	8.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	5.32

	REBECCA L BESSON	7.35
	STUART B COOPER JT TEN

	TD AMERITRADE INC FBO	7.63
	OUR CUSTOMERS
QM GLOBAL EQUITY FUND	T ROWE PRICE ASSOCIATES	73.03(b)
	ATTN FINANCIAL REPORTING DEPT
QM GLOBAL EQUITY FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
QM GLOBAL EQUITY FUND—I CLASS	T ROWE PRICE ASSOCIATES	72.80(b)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	27.20(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
QM U.S. SMALL & MID-CAP CORE EQUITY FUND	T ROWE PRICE ASSOCIATES	29.09(b)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	11.66
	OUR CUSTOMERS
QM U.S. SMALL & MID-CAP CORE EQUITY FUND—	PERSHING LLC	7.62
ADVISOR CLASS
	T ROWE PRICE ASSOCIATES	92.38(b)
	ATTN FINANCIAL REPORTING DEPT
QM U.S. SMALL & MID-CAP CORE EQUITY FUND—I	PERSHING LLC	5.32
CLASS
	T ROWE PRICE ASSOCIATES	55.02(b)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	38.82(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
QM U.S. SMALL-CAP GROWTH EQUITY FUND	CHARLES SCHWAB & CO INC	7.04
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY	14.05
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	11.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.02

	WELLS FARGO CLEARING SERVICES LLC	5.34
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
QM U.S. SMALL-CAP GROWTH EQUITY FUND—	NATIONAL FINANCIAL SERVICES LLC	31.88(c)
ADVISOR CLASS	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	UMB BANK CUSTODIAN	58.48(c)
	SECURITY FINANCIAL RESOURCES
	ONE SECURITY BENEFIT PLACE
	TOPEKA KS 66636-0001

FUND	SHAREHOLDER	%
QM U.S. SMALL-CAP GROWTH EQUITY FUND—I CLASS	CHARLES SCHWAB & CO INC	16.83
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	18.61
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	9.78

	STATE STREET BANK AND TRUST COMPANY	23.96
	AS TRUSTEE OF THE TRUST FOR THE NEW
	YORK STATE DC PLAN
	1200 CROWN COLONY DR
	QUINCY MA 02169-0938
QM U.S. VALUE EQUITY FUND	T ROWE PRICE ASSOCIATES	49.52(b)
	ATTN FINANCIAL REPORTING DEPT
QM U.S. VALUE EQUITY FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
QM U.S. VALUE EQUITY FUND—I CLASS	DONALD E HINES TR	8.10
	DONALD E HINES TRUST
	FBO DONALD E HINES

	T ROWE PRICE ASSOCIATES	50.55(b)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	37.35(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
REAL ASSETS FUND	RETIREMENT PORTFOLIO 2040	13.52
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	12.10
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.71
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	16.42
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	10.98
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	7.45
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	6.05
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
REAL ASSETS FUND—I CLASS	BREAD & CO	13.81
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	LADYBUG & CO	6.91
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	8.63
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	RETIREMENT I 2020 FUND	6.82
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	6.35
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	10.52
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	6.80
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	9.64
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	5.26
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
REAL ESTATE FUND	CHARLES SCHWAB & CO INC	7.78
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	14.36
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	18.02

	WELLS FARGO CLEARING SERVICES LLC	9.48
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
REAL ESTATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	6.32
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	14.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	35.12(c)
	INSPER 401K
REAL ESTATE FUND—I CLASS	WELLS FARGO BANK NA FBO	79.16(c)
	OMNIBUS ACCT CASH/CASH
RETIREMENT 2005 FUND	NATIONAL FINANCIAL SERVICES	20.23
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	15.99
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2005 FUND—ADVISOR CLASS	JOHN HANCOCK TRUST COMPANY	5.82

	NATIONAL FINANCIAL SVCS CORP	28.38(c)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	TAYNIK & CO	5.33
	C/O INVESTORS BANK & TRUST
	PO BOX 9130
	BOSTON MA 02117-9130

	WTRISC CO IRA OMNIBUS ACCT	16.29
	C/O ICMA RETIREMENT CORPORATION
RETIREMENT 2005 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	13.32

	STATE STREET BANK AND TRUST AS	22.52
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	24.59
RETIREMENT 2010 FUND	NATIONAL FINANCIAL SERVICES	16.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	13.07
	OMNIBUS ACCOUNT
	RETIREMENT 2010

FUND	SHAREHOLDER	%
RETIREMENT 2010 FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.05
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	15.27
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.28
	C/O INVESTORS BANK & TRUST
RETIREMENT 2010 FUND—R CLASS	MASSACHUSETTS MUTUAL LIFE	5.45
	INSURANCE CO
	ATTN RS FUND OPERATIONS
	1295 STATE ST MIP C105
	SPRINGFIELD MA 01111-0001

	STATE STREET BANK AND TRUST AS	32.54(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	SUNTRUST BANK FBO	5.51
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
RETIREMENT 2015 FUND	NATIONAL FINANCIAL SERVICES	19.27
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	20.32
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2015 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	22.50
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	5.06
	RETIREMENT PLANS SERVICED BY METLIFE
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002
RETIREMENT 2015 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	6.78

	STATE STREET BANK AND TRUST AS	27.81(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	13.26

FUND	SHAREHOLDER	%
RETIREMENT 2020 FUND	NATIONAL FINANCIAL SERVICES	23.57
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	23.61
	OMNIBUS ACCOUNT
	RETIREMENT 2020
RETIREMENT 2020 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	5.12
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	18.46
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	6.84
	C/O INVESTORS BANK & TRUST
RETIREMENT 2020 FUND—R CLASS	STATE STREET BANK AND TRUST AS	32.71(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	5.44
	C/O STATE STREET BANK
	1200 CROWN COLONY DR
	QUINCY MA 02169-0938
RETIREMENT 2025 FUND	NATIONAL FINANCIAL SERVICES	25.68(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	27.88(a)
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2025 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	23.03
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON
RETIREMENT 2025 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	7.08

	STATE STREET BANK AND TRUST AS	32.09(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	12.75

FUND	SHAREHOLDER	%
RETIREMENT 2030 FUND	NATIONAL FINANCIAL SERVICES	24.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	25.08(a)
	OMNIBUS ACCOUNT
	RETIREMENT 2030
RETIREMENT 2030 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	5.82
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	18.47
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	7.58
	C/O INVESTORS BANK & TRUST
RETIREMENT 2030 FUND—R CLASS	MASSACHUSETTS MUTUAL LIFE	5.52
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	STATE STREET BANK AND TRUST AS	36.99(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	5.23
	C/O STATE STREET BANK
RETIREMENT 2035 FUND	NATIONAL FINANCIAL SERVICES	27.63(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	27.23(a)
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2035 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	24.12
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON
RETIREMENT 2035 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	6.06

	STATE STREET BANK AND TRUST AS	34.73(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	12.39

FUND	SHAREHOLDER	%
RETIREMENT 2040 FUND	NATIONAL FINANCIAL SERVICES	26.61(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	23.52
	OMNIBUS ACCOUNT
	RETIREMENT 2040
RETIREMENT 2040 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	5.17
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	20.22
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.02
	C/O INVESTORS BANK & TRUST
RETIREMENT 2040 FUND—R CLASS	STATE STREET BANK AND TRUST AS	39.48(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	5.24
	C/O STATE STREET BANK
RETIREMENT 2045 FUND	NATIONAL FINANCIAL SERVICES	29.45(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	27.20(a)
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2045 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	25.96(c)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON
RETIREMENT 2045 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.05

	STATE STREET BANK AND TRUST AS	36.19(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	12.13
RETIREMENT 2050 FUND	NATIONAL FINANCIAL SERVICES	30.87(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	22.73
	OMNIBUS ACCOUNT
	RETIREMENT

FUND	SHAREHOLDER	%
RETIREMENT 2050 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	5.71
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	22.92
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	5.11
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	8.25
	C/O INVESTORS BANK & TRUST
RETIREMENT 2050 FUND—R CLASS	STATE STREET BANK AND TRUST AS	40.79(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	5.62
	C/O STATE STREET BANK
RETIREMENT 2055 FUND	NATIONAL FINANCIAL SERVICES	29.24(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	26.49(a)
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2055 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	30.08(c)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON
RETIREMENT 2055 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.18

	STATE STREET BANK AND TRUST AS	39.78(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	10.43
RETIREMENT 2060 FUND	NATIONAL FINANCIAL SERVICES	26.25(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	26.57(a)
	OMNIBUS ACCOUNT CUSIP:74149P325
	TRP RETIREMENT 2060

	WELLS FARGO BANK FBO	5.73
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
RETIREMENT 2060 FUND—ADVISOR CLASS	DCGT AS TTEE AND/OR CUST	6.35
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	GREAT-WEST TRUST COMPANY LLC TTEE F	5.03
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	29.64(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT 2060 FUND—R CLASS	STATE STREET BANK AND TRUST AS	48.41(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	7.40
	1 ORANGE WAY B3N
	WINDSOR CT 06095-4773
RETIREMENT BALANCED FUND	NATIONAL FINANCIAL SERV CORP	10.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	10.92
	OMNIBUS ACCOUNT
	RETIREMENT INCOME
RETIREMENT BALANCED FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.26
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MASSACHUSETTS MUTUAL LIFE	6.55
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	13.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	5.99
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	8.61
	C/O INVESTORS BANK & TRUST

FUND	SHAREHOLDER	%
RETIREMENT BALANCED FUND—R CLASS	PIMS/PRUDENTIAL RETIREMENT	15.07
	AS NOMINEE FOR THE TTEE/CUST PL 701
	NEPC - TAFT HARTLEY IRONWORKERS
	PO BOX 30124
	SALT LAKE CTY UT 84130-0124

	STATE STREET BANK AND TRUST AS	39.72(c)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT BALANCED I FUND—I CLASS	FIFTH THIRD BANK TR	12.24
	FBO CINTAS PARTNERS PLAN
	ATTN MICHELLE HODGEMAN MD

	NATIONAL FINANCIAL SERVICES	22.76
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	WELLS FARGO BANK FBO	5.87
	VARIOUS RETIREMENT PLANS
RETIREMENT I 2005 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.82
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	50.84(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK & TRUST CO	5.43
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2010 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	23.73
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	SAXON & CO.	6.42
	VI OMNIBUS ACCOUNT VICA

	STATE STREET BANK & TRUST CO	10.40
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS

FUND	SHAREHOLDER	%
RETIREMENT I 2015 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	31.39(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK & TRUST CO	6.06
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS

	TIAA, FSB CUST/TTEE FBO	5.36
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS
RETIREMENT I 2020 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	29.25(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK & TRUST CO	9.92
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2025 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.48
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	38.37(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK & TRUST CO	6.87
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2030 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	31.40(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	SAXON & CO.	6.18
	VI OMNIBUS ACCOUNT VICA

	STATE STREET BANK & TRUST CO	11.45
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS

FUND	SHAREHOLDER	%
RETIREMENT I 2035 FUND—I CLASS	CHARLES SCHWAB & CO INC	7.32
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	39.75(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK & TRUST CO	8.07
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2040 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.67
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	FIFTH THIRD BANK TR	5.94
	FBO CINTAS PARTNERS PLAN
	ATTN MICHELLE HODGEMAN MD
	38 FOUNTAIN SQUARE PLAZA
	CINCINNATI OH 45202-3191

	NATIONAL FINANCIAL SERVICES	29.51(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	SAXON & CO.	7.17
	VI OMNIBUS ACCOUNT VICA

	STATE STREET BANK & TRUST CO	11.29
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2045 FUND—I CLASS	CHARLES SCHWAB & CO INC	7.76
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	40.67(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK & TRUST CO	10.74
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS

FUND	SHAREHOLDER	%
RETIREMENT I 2050 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.28
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	FIFTH THIRD BANK TR	11.49
	FBO CINTAS PARTNERS PLAN
	ATTN MICHELLE HODGEMAN MD

	NATIONAL FINANCIAL SERVICES	31.58(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	SAXON & CO.	6.48
	VI OMNIBUS ACCOUNT VICA

	STATE STREET BANK & TRUST CO	11.58
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2055 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.06
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	50.46(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK & TRUST CO	8.38
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2060 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	43.08(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK & TRUST CO	6.13
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS

FUND	SHAREHOLDER	%
RETIREMENT INCOME 2020 FUND	PERSHING LLC	9.79

	T ROWE PRICE ASSOCIATES	8.81
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO	8.45
	CUST FOR THE IRA OF
	THOMAS P HALPENNY

	T ROWE PRICE TRUST CO	6.48
	CUST FOR THE ROLLOVER IRA OF
	DANIEL E EICHELBERGER

	T ROWE PRICE TRUST CO	8.18
	CUST FOR THE ROLLOVER IRA OF
	JOHN F BACILEK
SCIENCE & TECHNOLOGY FUND	T ROWE PRICE RPS INC	10.96
	OMNIBUS PLAN
	NEW BUSINESS-CONV ASSTS
SCIENCE & TECHNOLOGY FUND—ADVISOR CLASS	JOHN HANCOCK LIFE	86.23(c)
	INSURANCE CO USA
	RPS TRADING OPS ST-4
SCIENCE & TECHNOLOGY FUND—I CLASS	NAVID KAUSAR	6.47

	T ROWE PRICE RPS INC	5.34
	OMNIBUS ACCOUNT
	TRP SCIENCE AND TECHNOLOGY - I

	TRUSTEES OF T ROWE PRICE	45.17(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
SHORT-TERM BOND FUND	MARYLAND COLLEGE INVESTMENT PLAN	6.31
	PORTFOLIO 2018
	T ROWE PRICE FUND ACCOUNTING

	SPECTRUM INCOME FUND	7.56
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
SHORT-TERM BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	7.71
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	40.42(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	17.89
	OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	11.41
	VSP EXECUTIVE DC TRUST
SHORT-TERM BOND FUND—I CLASS	EDWARD D JONES & CO	10.88
	FOR THE BENEFIT OF CUSTOMERS

	MCGUIREWOOD LLP EQUITY	6.54
	ATTN: DENISE ZAPF
	GATEWAY PLAZA
	800 E CANAL ST
	RICHMOND VA 23219-3956

	NATIONAL FINANCIAL SERVICES	35.79(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE PROGRAM FOR	6.66
	CHARITABLE GIVING GIFT
	PRESERVATION POOL
	ATTN FUND ACCOUNTING
SHORT-TERM FUND	JPMORGAN CHASE BANK AS AGENT	31.24(c)
	FOR INSTITUTIONAL FUNDS
	ATTN AMANDA MORLEY
	500 STANTON CHRISTIANA RD
	OPS 4 FL 3
	NEWARK DE 19713-2105

	STATE STREET BANK & TRUST CO AGENT	68.26(c)
	FOR T ROWE INSTITUTIONAL FUNDS
SMALL-CAP INDEX FUND	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
SMALL-CAP INDEX FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERV CORP	8.85
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	5.47
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	6.82
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	5.77
	T R P O T C FUND
	ATTN R P S CONTROL DEPT
SMALL-CAP STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	12.86
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST	5.37
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	26.72(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST CO	9.17
	T ROWE PRICE ADVISOR CLASS FUNDS
	ATTN OUTSIDE FUNDS
	P O BOX 2900 VM 613
	VALLEY FORGE PA 19482-2900

	WELLS FARGO BANK FBO	14.12
	FBO VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
SMALL-CAP STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	13.43
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	15.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2030 FUND	5.58
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	WELLS FARGO BANK NA FBO	6.95
	OMNIBUS ACCT CASH/CASH
SMALL-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	5.29
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	5.41
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	5.00
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	6.70
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	7.15
	ATTN: TRPS INST CONTROL DEPT
SMALL-CAP VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	8.78
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SMALL-CAP VALUE FUND—I CLASS	EDWARD D JONES & CO	23.25
	FOR THE BENEFIT OF CUSTOMERS

	T ROWE PRICE RPS INC	19.07
	OMNIBUS
	TRP SMALL CAP VALUE FUND-I DACV
SPECTRUM GROWTH FUND	T ROWE PRICE TRUST CO INC	5.27
	ATTN: TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
SPECTRUM INCOME FUND	MARYLAND COLLEGE INVESTMENT PLAN	5.31
	PORTFOLIO 2021
	ATTN FUND ACCOUNTING

	T ROWE PRICE TRUST CO INC	6.88
	ATTN: TRPS INST CONTROL DEPT
SUMMIT MUNICIPAL INCOME FUND	EDWARD D JONES & CO	14.17
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	J.P. MORGAN SECURITIES LLC	7.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO.	12.63

	WELLS FARGO CLEARING SERVICES LLC	14.10
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
SUMMIT MUNICIPAL INCOME FUND—ADVISOR CLASS	LPL FINANCIAL	79.36(c)
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	15.11
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SUMMIT MUNICIPAL INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	15.19
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	9.45
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	J.P. MORGAN SECURITIES LLC	11.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.26

	SAXON & CO.	5.29

	WELLS FARGO CLEARING SERVICES LLC	9.47
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
SUMMIT MUNICIPAL INTERMEDIATE FUND—ADVISOR	CHARLES SCHWAB & CO INC	53.60(c)
CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CITBANCO A PARTNERSHIP	12.29
	DRAWER 1227
	STORM LAKE IA 50588-1227

	NATIONAL FINANCIAL SERVICES	29.29(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SUMMIT MUNICIPAL MONEY MARKET FUND	JAMES S RIEPE	5.46
	GAIL P RIEPE TEN ENT

	JAMES S. RIEPE	12.12
TARGET 2005 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	61.53(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	18.13
	ACCESS LARGE MARKET 401K
	1100 ABERNATHY RD
	ATLANTA GA 30328-5620

	T ROWE PRICE ASSOCIATES	19.46
	ATTN FINANCIAL REPORTING DEPT
TARGET 2005 FUND—I CLASS	T ROWE PRICE ASSOCIATES	77.72(b)
	ATTN FINANCIAL REPORTING DEPT

	TRAC 2000	17.55
	GLEANER LIFE INSURANCE SOCIETY
	RICHARD L LIVESEY
TARGET 2010 FUND	T ROWE PRICE RPS INC	5.37
	OMNIBUS ACCOUNT TICKER: TRROX
	TRP TARGET RET 2010
TARGET 2010 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	6.05
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN
	100 MAGELLAN WAY
	COVINGTON KY 41015-1987

	NATIONAL FINANCIAL SERVICES	65.34(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	28.45(c)
	ACCESS LARGE MARKET 401K

FUND	SHAREHOLDER	%
TARGET 2010 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	17.08
	EMPLOYEE BENEFITS CLIENTS 401K

	REBECCA L BESSON	60.97(c)
	STUART B COOPER JT TEN

	T ROWE PRICE ASSOCIATES	10.85
	ATTN FINANCIAL REPORTING DEPT
TARGET 2015 FUND	T ROWE PRICE RPS INC	7.03
	OMNIBUS ACCOUNT TICKER: TRRTX
	TRP TARGET RET 2015 AB9T
TARGET 2015 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	26.14(c)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING
	8525 E ORCHARD RD
	GREENWOOD VLG CO 80111-5002

	GREAT-WEST TRUST COMPANY LLC TTEE F	13.82
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	42.25(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.02

	WELLS FARGO BANK FBO	8.26
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2015 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	10.37
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	6.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE TRUST CO	13.24
	CUST FOR THE ROLLOVER IRA OF
	ALBERT K MONAGAN JR

	T ROWE PRICE TRUST CO	10.90
	CUST FOR THE ROLLOVER IRA OF
	DAVID L HINTZ

	T ROWE PRICE TRUST CO	12.26
	CUST FOR THE ROLLOVER IRA OF
	DENNIS W CULLEN

	T ROWE PRICE TRUST CO	10.23
	CUST FOR THE ROLLOVER IRA OF
	LINDA M RIDDELL

	T ROWE PRICE TRUST CO	11.26
	CUST FOR THE ROLLOVER IRA OF
	ROBERT A CRIDER

	T ROWE PRICE TRUST CO	11.53
	CUST FOR THE ROLLOVER IRA OF
	ROLLIN G SEARS
TARGET 2020 FUND	NATIONAL FINANCIAL SERVICES	7.98
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	15.51
	OMNIBUS ACCOUNT TICKER: TRRUX
	TRP TARGET RET 2020 ABAY

FUND	SHAREHOLDER	%
TARGET 2020 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	7.14
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	13.50
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	29.55(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	41.25(c)
	ACCESS LARGE MARKET 401K
TARGET 2020 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	19.47
	EMPLOYEE BENEFITS CLIENTS 401K

	MATRIX TRUST COMPANY AS CUST FBO	5.42
	SHERRILL HOUSE, INC 403(B) RET PLN
	PO BOX 52129
	PHOENIX AZ 85072-2129

	NATIONAL FINANCIAL SERVICES	17.01
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	SANDRA L KRISZTAL AGENT	8.86
	T ROWE PRICE CO CUST FOR THE
	ROLLOVER IRA OF RUBEN J KRISZTAL

	T ROWE PRICE TRUST CO	7.14
	CUST FOR THE ROLLOVER IRA OF
	DOUGLAS J CROCKETT

	T ROWE PRICE TRUST CO	14.15
	CUST FOR THE ROLLOVER IRA OF
	DWIGHT T COLES

	T ROWE PRICE TRUST CO	8.31
	CUST FOR THE ROLLOVER IRA OF
	ROBERT T ERRINGTON

FUND	SHAREHOLDER	%
TARGET 2025 FUND	NATIONAL FINANCIAL SERVICES	6.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	21.16
	OMNIBUS ACCOUNT TICKER: TRRVX
	TRP TARGET RET 2025 ABBC

	WELLS FARGO BANK FBO	7.68
	VARIOUS RETIREMENT PLANS
TARGET 2025 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	29.88(c)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	17.50
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	34.71(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	8.50
	ACCESS LARGE MARKET 401K

	STATE STREET BANK AND TRUST AS	5.59
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
TARGET 2025 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	29.04(c)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	10.83
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	NONAB & CO	8.61
	E H KLECKNER, INC PS 401(K) PLAN
	90 MAIN ST # 92
	WELLSBORO PA 16901-1517

	NONAB & CO	7.44
	FBO STROBELS SUPPLY, INC 401(K) PSP

	NONAB & CO	8.26
	FBO WEST MILTON STATE BANK 401(K)

FUND	SHAREHOLDER	%
TARGET 2030 FUND	NATIONAL FINANCIAL SERVICES	13.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	29.67(a)
	OMNIBUS ACCOUNT TICKER: TRRWX
	TRP TARGET RET 2030 ABBH

	WELLS FARGO BANK FBO	7.21
	VARIOUS RETIREMENT PLANS
TARGET 2030 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	13.42
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	GREAT WEST TRUST CO LLC	9.21
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	37.76(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	34.05(c)
	ACCESS LARGE MARKET 401K
TARGET 2030 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	11.94
	EMPLOYEE BENEFITS CLIENTS 401K

	MATRIX TRUST COMPANY TRUSTEE FBO	27.76(c)
	CHRISTIAN APPALACHIAN PROJECT INC

	NATIONAL FINANCIAL SERVICES	8.85
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE TRUST CO	13.14
	CUST FOR THE ROLLOVER IRA OF
	GARRETT COLMORGEN

FUND	SHAREHOLDER	%
TARGET 2035 FUND	NATIONAL FINANCIAL SERVICES	12.67
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	31.19(a)
	OMNIBUS ACCOUNT TICKER: RPGRX
	TRP TARGET RET 2035 AB5Y

	WELLS FARGO BANK FBO	8.79
	VARIOUS RETIREMENT PLANS
TARGET 2035 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	19.23
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	13.62
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	61.08(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2035 FUND—I CLASS	ASCENSUS TRUST COMPANY FBO	6.79
	TEXAMAC INC EMPLOYEES' PROFIT SHAR

	GREAT-WEST TRUST COMPANY LLC TTEE F	49.96(c)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	6.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL
TARGET 2040 FUND	NATIONAL FINANCIAL SERVICES	13.57
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	31.52(a)
	OMNIBUS ACCOUNT TICKER: TRHRX
	TRP TARGET RET 2040 AB6J

	WELLS FARGO BANK FBO	7.06
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2040 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	6.47
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	GREAT WEST TRUST CO LLC	16.21
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	71.13(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2040 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	53.56(c)
	EMPLOYEE BENEFITS CLIENTS 401K

	MATRIX TRUST COMPANY AS CUST FBO	5.40
	SHERRILL HOUSE, INC 403(B) RET PLN

	MATRIX TRUST COMPANY TRUSTEE FBO	7.75
	CHRISTIAN APPALACHIAN PROJECT INC

	NATIONAL FINANCIAL SERVICES	9.60
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL
TARGET 2045 FUND	NATIONAL FINANCIAL SERVICES	13.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	33.67(a)
	OMNIBUS ACCOUNT TICKER: RPTFX
	TRP TARGET RET 2045 AB7Y

	WELLS FARGO BANK FBO	7.93
	VARIOUS RETIREMENT PLANS
TARGET 2045 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	12.15
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	8.03
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	71.51(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TARGET 2045 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	71.53(c)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	7.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL
TARGET 2050 FUND	NATIONAL FINANCIAL SERVICES	17.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	25.12(a)
	OMNIBUS ACCOUNT TICKER: TRFOX
	TRP TARGET RET 2050 AB8F

	WELLS FARGO BANK FBO	5.50
	VARIOUS RETIREMENT PLANS
TARGET 2050 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	14.55
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	GREAT WEST TRUST CO LLC	9.08
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	61.67(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK FBO	7.07
	VARIOUS RETIREMENT PLANS
TARGET 2050 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	61.78(c)
	EMPLOYEE BENEFITS CLIENTS 401K

	MATRIX TRUST COMPANY TRUSTEE FBO	8.47
	CHRISTIAN APPALACHIAN PROJECT INC

	NATIONAL FINANCIAL SERVICES	15.71
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

FUND	SHAREHOLDER	%
TARGET 2055 FUND	NATIONAL FINANCIAL SERVICES	13.16
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	28.68(a)
	OMNIBUS ACCOUNT TICKER: TRFFX
	TRP TARGET RET 2055 AB8T

	WELLS FARGO BANK FBO	6.16
	VARIOUS RETIREMENT PLANS
TARGET 2055 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	5.65
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	8.70
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	76.37(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2055 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	74.91(c)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	5.16
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	PAI TRUST COMPANY, INC.	6.71
	A BRIGHT IDEA, LLC 401(K) P/S PLAN
	1300 ENTERPRISE DR
	DE PERE WI 54115-4934
TARGET 2060 FUND	CHARLES SCHWAB & CO INC	7.49
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	STATE STREET BANK AND TRUST AS	5.43
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC	6.15
	OMNIBUS ACCOUNT CUSIP:74149P275
	TRP TARGET RETIREMENT 2060

	WELLS FARGO BANK FBO	5.70
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2060 FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	15.95
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MATRIX TRUST COMPANY CUST. FBO	7.73
	UI LABS 401(K) PLAN

	NATIONAL FINANCIAL SERVICES	20.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	7.51
	ACCESS LARGE MARKET 401K

	STATE STREET BANK AND TRUST AS	6.93
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE ASSOCIATES	27.19(b)
	ATTN FINANCIAL REPORTING DEPT
TARGET 2060 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	14.79
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	6.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	NONAB & CO	6.88
	FBO TWIN TIERS 401(K)

	T ROWE PRICE ASSOCIATES	59.22(b)
	ATTN FINANCIAL REPORTING DEPT
TAX-EFFICIENT EQUITY FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
TAX-EXEMPT MONEY FUND—I CLASS	ROBERT B OTT	84.41(c)
	PAULA S OTT JT TEN

	T ROWE PRICE ASSOCIATES	15.59
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
TAX-FREE HIGH YIELD FUND	CHARLES SCHWAB & CO INC	12.35
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GOLDMAN SACHS & CO	14.62
	C/O MUTUAL FUNDS OPS
	222 S MAIN ST
	SALT LAKE CITY UT 84101-2199

	NATIONAL FINANCIAL SERVICES	8.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.28
TAX-FREE HIGH YIELD FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	98.50(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE HIGH YIELD FUND—I CLASS	EDWARD D JONES & CO	52.81(c)
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	15.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	MORI & CO	20.77
	922 WALNUT ST
	MAILSTOP TBTS 2
	KANSAS CITY MO 64106-1802
TAX-FREE INCOME FUND	CHARLES SCHWAB & CO INC	8.72
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	5.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.65
TAX-FREE INCOME FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	93.91(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TAX-FREE INCOME FUND—I CLASS	ARUNA S PATEL AGENT POA	21.06

	CHARLOTTE E MC CORMICK	8.04
	EUGENE R MC CORMICK TRS
	CHARLOTTE E MCCORMICK REV TRUST

	JERRY LEE FUDGE	16.93
	KAREN S FUDGE JT TEN T O D

	PATRICIA M SHARP	5.10

	SHIRLEY PETERS TR	19.68
	SHIRLEY PETERS REVOCABLE TRUST

	SURESH T PATEL AGENT POA	9.00
	ARUNA S PATEL T O D
TAX-FREE SHORT-INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	17.11
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	10.29
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	13.24
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
TAX-FREE SHORT-INTERMEDIATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	14.43
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	64.30(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE SHORT-INTERMEDIATE FUND—I CLASS	EDWARD D JONES & CO	7.27
	FOR THE BENEFIT OF CUSTOMERS

	PERSHING LLC	11.46

	TD AMERITRADE INC FBO	30.56(c)
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
TOTAL EQUITY MARKET INDEX FUND	EDUCATION TRUST OF ALASKA	9.76
	TOTAL EQUITY MARKET INDEX PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	MARYLAND COLLEGE INVESTMENT PLAN	9.77
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING
TOTAL RETURN FUND	T ROWE PRICE ASSOCIATES	73.10(b)
	ATTN FINANCIAL REPORTING DEPT
TOTAL RETURN FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
TOTAL RETURN FUND—I CLASS	T ROWE PRICE ASSOCIATES	62.66(b)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	37.34(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
TREASURY RESERVE FUND	BARNACLESAIL	50.65(e)
	C/O T ROWE PRICE ASSOC
	ATTN MID CAP GROWTH FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	BRIDGESAIL & CO	13.77
	C/O T ROWE PRICE ASSOC
	ATTN SCIENCE & TECHNOLOGY FD

	T ROWE PRICE	6.28
	RETIREMENT PLAN SERVICE INC
	ATTN RPS CASH GROUP
U.S. BOND ENHANCED INDEX FUND	EDUCATION TRUST OF ALASKA	10.18
	ACT PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	PERSHING LLC	5.22
U.S. HIGH YIELD FUND	TD AMERITRADE INC FBO	13.03
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
U.S. HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & COMPANY INC	7.59
	SPECIAL CUSTODY ACCT FBO CUSTOMERS

	LPL FINANCIAL	7.29
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY	15.77
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES LLC	55.98(c)
	FOR EXCLUSIVE BENEFIT OF OUR CUST
	ATTN MUTUAL FUNDS DEPT 4TH FL
U.S. HIGH YIELD FUND—I CLASS	MORGAN STANLEY SMITH BARNEY	22.72
	HARBORSIDE FINANCIAL CENTER

	STATE STREET BANK CUSTODIAN FBO	5.07
	HENDERSON ALL ASSET FUND

	T ROWE PRICE ASSOCIATES	58.37(b)
	ATTN FINANCIAL REPORTING DEPT

	UBS WM USA	7.60
	OMNI ACCOUNT M/F
	SPEC CDY
U.S. LARGE-CAP CORE FUND	CHARLES SCHWAB & CO INC	7.51
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	13.06
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.64

FUND	SHAREHOLDER	%
U.S. LARGE-CAP CORE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	18.59
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	12.33
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	24.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	33.23(c)

	STATE STREET BANK AND TRUST AS	5.62
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
U.S. LARGE-CAP CORE FUND—I CLASS	CHARLES SCHWAB & CO INC	7.20
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	9.04

	T ROWE PRICE ASSOCIATES	6.15
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	74.47(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
U.S. TREASURY INTERMEDIATE FUND	MLPF&S FOR THE SOLE BENEFIT OF	11.20
	ITS CUSTOMERS

	SPECTRUM INCOME FUND	13.77
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
U.S. TREASURY INTERMEDIATE FUND—I CLASS	T ROWE PRICE ASSOCIATES	12.79
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	86.77(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
U.S. TREASURY LONG-TERM FUND	SPECTRUM INCOME FUND	46.11(e)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
U.S. TREASURY LONG-TERM FUND—I CLASS	T ROWE PRICE ASSOCIATES	5.47
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	94.53(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
U.S. TREASURY MONEY FUND	EDWARD D JONES & CO	6.94
	FOR THE BENEFIT OF CUSTOMERS
ULTRA SHORT-TERM BOND FUND	T ROWE PRICE ASSOCIATES	25.11(b)
	ATTN FINANCIAL REPORTING DEPT
ULTRA SHORT-TERM BOND FUND—I CLASS	INVESTMENT COMPANY INSTITUTE	51.30(c)

	ROBERT S KAPLAN	14.30
	JAMIE SCHUVAL JT TEN

	VERNON A ELARTH	28.93(c)
	JANE M ELARTH TRS
	VERNON A ELARTH REV TRUST
VALUE FUND	RETIREMENT PORTFOLIO 2040	15.35
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	7.09
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	9.29
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	15.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	11.44
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	8.75
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	7.08
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
VALUE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	11.19
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY	10.63
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	43.28(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VOYA RETIREMENT INS & ANNUITY CO	6.95

FUND	SHAREHOLDER	%
VALUE FUND—I CLASS	CHARLES SCHWAB & CO INC	6.67
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	5.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN:MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2025 FUND	5.67
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	11.44
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	7.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	12.15
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND	6.33
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	6.89
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	VANGUARD FIDUCIARY TRUST CO	6.32
	ATTN INVESTMENT SERVICES
	401K CLIENTS
VIRGINIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	13.33
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
VIRGINIA TAX-FREE BOND FUND—I CLASS	G MICHAEL GREEN	9.16
	JOAN D GREEN TEN ENT

	HEIDI K STEWART	18.72
	RICHARD W STEWART TRS
	HEIDI K STEWART REVOCABLE TRUST

	MARJORIE Y VOKEL REV LIV TRUST TR	14.96
	MARJORIE Y VOKEL REV LIV TRUST

	WELLS FARGO BANK NA FBO	43.28(c)
	HII DB PLAN POOL ACCOUNT
	PO BOX 1533
	MINNEAPOLIS MN 55480-1533

(a)

T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services, Inc. is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services, Inc. and are normally voted by various retirement plans and retirement plan participants.

(b)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Shares owned by T. Rowe Price Associates, Inc. may represent discretionary investments and/or a contribution to the fund at its inception that provided the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. may be able to determine the outcome of most issues that were submitted to shareholders for vote.

(c)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.
(d)

T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are normally voted by various retirement plans and retirement plan participants.

(e)

The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price is the investment adviser for all of the Price Funds and has executed an Investment Management Agreement with each fund. For certain Price Funds, T. Rowe Price has entered into an investment sub-advisory agreement with T. Rowe Price International, Price Hong Kong, and/or Price Singapore. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are hereinafter referred to collectively as “Investment Managers.” T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price. Price Hong Kong and Price Singapore are wholly owned subsidiaries of T. Rowe Price International.

Investment Management Services

Under the Investment Management Agreements, T. Rowe Price is responsible for supervising and overseeing investments of the funds in accordance with the funds’ investment objectives, programs, and restrictions as provided in the funds’ prospectuses and this SAI. In addition, T. Rowe Price provides the funds with certain corporate administrative services, including: maintaining the funds’ corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds’ custodians, fund accounting vendor, and transfer agent; assisting the funds in the coordination of such agent’s activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds. For those Price Funds for which T. Rowe Price has not entered into a sub-advisory agreement, T. Rowe Price is responsible for making discretionary investment decisions on behalf of the funds and is generally responsible for effecting all security transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Africa & Middle East, Dynamic Global Bond, Emerging Europe, Emerging Markets Local Currency Bond, Emerging Markets Stock, European Stock, Global Growth Stock, Global High Income Bond, Global Multi-Sector Bond, Institutional Africa & Middle East, Institutional Emerging Markets Equity, Institutional Frontier Markets Equity, Institutional Global Growth Equity, Institutional Global Value Equity, Institutional International Bond, Institutional International Concentrated Equity, Institutional Global Multi-Sector Bond, Institutional International Growth Equity, International Bond, International Bond Fund (USD Hedged), International Concentrated Equity, International Discovery, International Equity Index, International Stock, International Value Equity, Japan, Latin America, and New Asia Funds, and the Emerging Markets Local Multi-Sector Account Portfolio, T. Rowe Price has entered into a sub-advisory agreement with T. Rowe Price International under which, subject to the supervision of T. Rowe Price, T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of each fund. Under the sub-advisory agreement, T. Rowe Price International is responsible for effecting all securities transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For Global Multi-Sector Bond Fund, T. Rowe Price International’s discretionary investment decisions and trading execution are limited to the fund’s international investment-grade fixed income investments in developed markets.

With respect to the Japan Fund and the Japanese investments of the International Discovery Fund, T. Rowe Price has entered into a sub-advisory agreement with the Tokyo Branch of T. Rowe Price International (“TRPI-Tokyo”) under which, subject to the supervision of T. Rowe Price, TRPI-Tokyo is authorized to trade Japanese securities and make discretionary investment decisions on behalf of each fund’s Japanese investments.

With respect to the Asia Opportunities, Emerging Markets Value Stock, Global Stock, Institutional International Global Focused Equity Growth, International Discovery, and New Asia Funds, T. Rowe Price has entered into a sub-advisory agreement with Price Hong Kong under which, subject to the supervision of T. Rowe Price, Price Hong Kong is authorized to trade securities and make certain discretionary investment decisions on behalf of each fund. Under the sub-advisory agreement, Price Hong Kong is responsible for selecting the funds’ investments in the Asia-Pacific region and effecting security transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

The Investment Management Agreements also provide that T. Rowe Price, and its directors, officers, employees, and certain other persons performing specific functions for the funds, will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The sub-advisory agreements have a similar provision limiting the liability of the investment sub-adviser for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements (and sub-advisory agreements, if applicable), the Investment Managers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment Managers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements (and sub-advisory agreement, if applicable) or otherwise helpful to the funds.

Legal Proceedings On April 27, 2016, a complaint was filed against T. Rowe Price (“Defendant”) in the United States District Court for the Northern District of California bearing the caption Christopher Zoidis, Howard Gurwin, Kevin M. Heckman, Jacqueline Peiffer, Virginia A. Durand Trust, Charles L. Sommer and Barbara L. Sommer v. T. Rowe Price Associates, Inc., No. 3:16-cv-2289, by certain purported shareholders of eight Price Funds: T. Rowe Price Blue Chip Growth Fund; T. Rowe Price Capital Appreciation Fund; T. Rowe Price Equity Income Fund; T. Rowe Price Growth Stock Fund; T. Rowe Price International Stock Fund; T. Rowe Price High Yield Fund; T. Rowe Price New Income Fund; and the T. Rowe Price Small-Cap Stock

Fund (collectively, the “Named Funds”). None of the Named Funds are a party to the lawsuit. The complaint alleges that Defendant violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from each Named Fund and seeks, among other things, a declaration that Defendant has violated Section 36(b) of the 1940 Act, rescission of the investment management agreements between Defendant and the Named Funds, an award of compensatory damages against Defendant, including repayment to each Named Fund of all allegedly excessive investment advisory fees paid by such fund from one year prior to the filing of the complaint through the date of trial of the action, plus purported lost investment returns and profits on those amounts and interest thereon, and attorneys’ fees and costs. Defendant believes the claims are without merit and intends to vigorously defend the action. On August 4, 2016, the Northern District of California granted the Defendant’s motion to transfer the case to the District of Maryland.

Control of Investment Adviser

T. Rowe Price Group, Inc. (“Group”) is a publicly owned company and owns 100% of the stock of T. Rowe Price, which in turn owns 100% of T. Rowe Price International, which in turn owns 100% each of Price Hong Kong and Price Singapore. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

Management Fees

All funds except Index, Institutional, Multi-Sector Account Portfolios, TRP Reserve, Spectrum, Summit Income, Summit Municipal, and Target Date Funds

The funds pay T. Rowe Price a fee (“Fee”) which consists of two components: a Group Management Fee (“Group Fee”) and an Individual Fund Fee (“Fund Fee”). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee (“Monthly Group Fee”) is the sum of the daily Group Fee accruals (“Daily Group Fee Accruals”) for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds’ group fee accrual as determined below (“Daily Price Funds’ Group Fee Accrual”) by the ratio of the Price Funds’ net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds’ Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds’ Group Fee Accrual for that day as determined in accordance with the following schedule:

0.480%	First $1 billion	0.340%	Next $5 billion	0.290%	Next $60 billion
0.450%	Next $1 billion	0.330%	Next $10 billion	0.285%	Next $80 billion
0.420%	Next $1 billion	0.320%	Next $10 billion	0.280%	Next $100 billion
0.390%	Next $1 billion	0.310%	Next $16 billion	0.275%	Next $100 billion
0.370%	Next $1 billion	0.305%	Next $30 billion	0.270%	Next $150 billion
0.360%	Next $2 billion	0.300%	Next $40 billion	0.265%	Thereafter
0.350%	Next $2 billion	0.295%	Next $40 billion

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Funds-of-Funds, TRP Reserve Funds, Multi-Sector Account Portfolios, any Index or private-label mutual funds). In addition, any investments by a fund in another Price Fund are excluded from the calculation. For the purpose of calculating the Daily Price Funds’ Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee (“Monthly Fund Fee”) is the sum of the daily Fund Fee accruals (“Daily Fund Fee Accruals”) for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual fund fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the fund’s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees are listed in the following tables:

Fund	Fee %
Africa & Middle East	0.75
Asia Opportunities	0.50
Balanced	0.15
Blue Chip Growth	0.30	(a)
California Tax-Free Bond	0.10
California Tax-Free Money	0.10	(b)
Capital Appreciation	0.30	(c)
Capital Appreciation & Income	0.25
Capital Opportunity	0.20
Corporate Income	0.15
Credit Opportunities	0.35
Diversified Mid-Cap Growth	0.35
Dividend Growth	0.20
Dynamic Global Bond	0.20
Emerging Europe	0.75
Emerging Markets Bond	0.45
Emerging Markets Corporate Bond	0.50
Emerging Markets Local Currency Bond	0.45
Emerging Markets Stock	0.75
Emerging Markets Value Stock	0.75
Equity Income	0.25	(d)
European Stock	0.50
Financial Services	0.35
Floating Rate	0.30
Georgia Tax-Free Bond	0.10
Global Allocation	0.40
Global Consumer	0.40
Global Growth Stock	0.35
Global High Income Bond	0.30
Global Industrials	0.40
Global Multi-Sector Bond	0.20
Global Real Estate	0.40
Global Stock	0.35
Global Technology	0.45
GNMA	0.15
Government Money	0.00	(e)
Growth & Income	0.25
Growth Stock	0.25	(d)
Health Sciences	0.35
High Yield	0.30
Inflation Protected Bond	0.05	(f)
Intermediate Tax-Free High Yield	0.20
International Bond	0.20
International Bond Fund (USD Hedged)	0.20

Fund	Fee %
International Concentrated Equity	0.35
International Discovery	0.75
International Stock	0.35
International Value Equity	0.35
Japan	0.50
Latin America	0.75
Limited Duration Inflation Focused Bond	0.05	(e)
Maryland Short-Term Tax-Free Bond	0.10
Maryland Tax-Free Bond	0.10
Maryland Tax-Free Money	0.10	(b)
Media & Telecommunications	0.35
Mid-Cap Growth	0.35	(g)
Mid-Cap Value	0.35
Multi-Strategy Total Return	0.71
New America Growth	0.35
New Asia	0.50
New Era	0.25
New Horizons	0.35
New Income	0.09	(h)
New Jersey Tax-Free Bond	0.10
New York Tax-Free Bond	0.10
New York Tax-Free Money	0.10	(b)
Overseas Stock	0.35
Personal Strategy Balanced	0.25
Personal Strategy Growth	0.30
Personal Strategy Income	0.15
QM Global Equity	0.25
QM U.S. Small & Mid-Cap Core Equity	0.35
QM U.S. Small-Cap Growth Equity	0.35
QM U.S. Value Equity	0.20
Real Assets	0.35
Real Estate	0.30
Science & Technology	0.35
Short-Term Bond	0.05
Small-Cap Stock	0.45
Small-Cap Value	0.35
Tax-Efficient Equity	0.35
Tax-Exempt Money	0.10	(b)
Tax-Free High Yield	0.30
Tax-Free Income	0.15
Tax-Free Short-Intermediate	0.10
Total Return	0.08
U.S. High Yield	0.30
U.S. Large-Cap Core	0.25
U.S. Treasury Intermediate	0.00	(i)

Fund	Fee %
U.S. Treasury Long-Term	0.00	(i)
U.S. Treasury Money	0.00	(e)
Ultra Short-Term Bond	0.01
Value	0.35	(j)
Virginia Tax-Free Bond	0.10

(a) On assets up to $15 billion and 0.255% on assets above $15 billion.

(b) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.28%.

(c) Pursuant to a contractual management fee waiver arrangement, the management fee rate is 0.27% on assets equal to or greater than $27.5 billion.

(d) On assets up to $15 billion and 0.2125% on assets above $15 billion.

(e) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.25%.

(f) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.17%.

(g) On assets up to $15 billion and 0.30% on assets above $15 billion.

(h) Pursuant to a contractual management fee waiver arrangement, the management fee rate is 0.0765% on assets equal to or greater than $20 billion.

(i) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.15%.

(j) Pursuant to a contractual management fee waiver arrangement, the management fee rate is 0.2975% on assets equal to or greater than $20 billion.

Index, Institutional, Summit Income, and Summit Municipal Funds

The following funds pay T. Rowe Price an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Equity Index 500	0.06
Institutional Africa & Middle East	1.00
Institutional Cash Reserves	0.25(a)
Institutional Frontier Markets Equity	1.10
Institutional Global Focused Growth Equity	0.65
Institutional Global Growth Equity	0.65
Institutional Global Value Equity	0.65
Institutional International Concentrated Equity	0.65
Institutional International Core Equity	0.65
Institutional International Growth Equity	0.70
Institutional Large-Cap Core Growth	0.55
Institutional Large-Cap Growth	0.55
Institutional Large-Cap Value	0.55
Institutional Mid-Cap Equity Growth	0.60
Institutional Small-Cap Stock	0.65
Institutional U.S. Structured Research	0.50
Mid-Cap Index	0.12
Small-Cap Index	0.14

(a) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.20%.

The following funds (“Single Fee Funds”) pay T. Rowe Price a single annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Cash Reserves	0.45
Extended Equity Market Index	0.35
Institutional Core Plus	0.40
Institutional Credit Opportunities	0.65
Institutional Emerging Markets Bond	0.70
Institutional Emerging Markets Equity	1.10
Institutional Floating Rate	0.55
Institutional Global Multi-Sector Bond	0.50
Institutional High Yield	0.50
Institutional International Bond	0.55
Institutional Long Duration Credit	0.45
International Equity Index	0.45
Summit Municipal Income	0.50
Summit Municipal Intermediate	0.50
Summit Municipal Money Market	0.45
Total Equity Market Index	0.30
U.S. Bond Enhanced Index	0.30

The Investment Management Agreement between each Single Fee Fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of each fund’s operations except for interest; taxes; brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities; and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserve the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the Investment Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Investment Managers.

The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

Multi-Sector Account Portfolios, TRP Reserve Funds, Spectrum Funds, and Target Date Funds

None of these funds pays T. Rowe Price an investment management fee.

Investment Sub-advisory Agreements

Pursuant to each of the sub-advisory agreements that T. Rowe Price has entered into on behalf of a Price Fund (other than the Emerging Markets Local Multi-Sector Account Portfolio), T. Rowe Price may pay the investment subadviser up to 60% of the management fee that T. Rowe Price receives from that fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Investment Managers (or a prior Investment Manager, as indicated in the table) by each fund, during the fiscal years indicated:

Fund	Fiscal Year Ended
	2/28/17	2/29/16	2/28/15
California Tax-Free Bond	$2,283,000	$2,004,000	$1,804,000
California Tax-Free Money	230,000	274,000	314,000
Floating Rate Multi-Sector Account Portfolio	(a)	(a)	(a)
Georgia Tax-Free Bond	1,268,000	1,009,000	895,000
High Yield Multi-Sector Account Portfolio	(a)	(a)	(a)
Intermediate Tax-Free High Yield(b)	249,000	172,000	47,000
Investment-Grade Corporate Multi-Sector Account Portfolio	(a)	(a)	(a)
Maryland Short-Term Tax-Free Bond	833,000	825,000	863,000
Maryland Tax-Free Bond	8,710,000	8,067,000	7,741,000
Maryland Tax-Free Money	415,000	524,000	508,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)	(a)	(a)
New Jersey Tax-Free Bond	1,492,000	1,361,000	1,254,000
New York Tax-Free Bond	1,875,000	1,703,000	1,700,000
New York Tax-Free Money	254,000	289,000	299,000
Tax-Efficient Equity	1,416,000	1,203,000	983,000
Tax-Exempt Money	2,205,000	3,788,000	3,703,000
Tax-Free High Yield(b)	25,578,000	20,332,000	17,870,000
Tax-Free Income(b)	11,574,000	11,216,000	11,410,000
Tax-Free Short-Intermediate(b)	8,190,000	8,235,000	8,086,000
Virginia Tax-Free Bond	4,661,000	4,053,000	3,737,000

(a) The fund does not pay an investment management fee.

(b) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Corporate Income(a)	$3,909,000	$3,219,000	$2,781,000
Credit Opportunities(a)	257,000	226,000	228,000
Floating Rate(a)	4,760,000	3,505,000	2,785,000
Global Multi-Sector Bond(a)	1,757,000	1,469,000	1,424,000
GNMA(a)	6,630,000	6,872,000	7,197,000
Government Money(a)	23,350,000	22,424,000	22,470,000
Government Reserve	(c)	(c)	(c)
High Yield(a)	57,954,000	55,906,000	58,235,000
Inflation Protected Bond(a)	1,487,000	1,224,000	1,332,000
Institutional Cash Reserves	37,000	(b)	(b)

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Institutional Core Plus(d)	2,077,000	2,303,000	2,141,000
Institutional Credit Opportunities(d)	157,000	148,000	464,000
Institutional Floating Rate(a)(d)	25,067,000	19,438,000	18,910,000
Institutional Global Multi-Sector Bond(d)	240,000	1,077,000	761,000
Institutional High Yield(d)	8,736,000	9,661,000	11,884,000
Institutional Long Duration Credit(d)	166,000	145,000	100,000
Limited Duration Inflation Focused Bond(a)	26,127,000	28,238,000	34,077,000
New Income(a)	126,094,000	121,838,000	120,420,000
Personal Strategy Balanced(a)	11,430,000	10,817,000	11,116,000
Personal Strategy Growth(a)	10,301,000	9,650,000	9,388,000
Personal Strategy Income(a)	7,528,000	6,711,000	6,315,000
Retirement 2005	(c)	(c)	(c)
Retirement 2010	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)
Retirement 2020	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)
Retirement 2030	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)
Retirement 2040	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)
Retirement 2050	(c)	(c)	(c)
Retirement 2055	(c)	(c)	(c)
Retirement 2060	(c)	(c)	(b)
Retirement Balanced	(c)	(c)	(c)
Retirement I 2005 Fund—I Class	(c)	(c)	(b)
Retirement I 2010 Fund—I Class	(c)	(c)	(b)
Retirement I 2015 Fund—I Class	(c)	(c)	(b)
Retirement I 2020 Fund—I Class	(c)	(c)	(b)
Retirement I 2025 Fund—I Class	(c)	(c)	(b)
Retirement I 2030 Fund—I Class	(c)	(c)	(b)
Retirement I 2035 Fund—I Class	(c)	(c)	(b)
Retirement I 2040 Fund—I Class	(c)	(c)	(b)
Retirement I 2045 Fund—I Class	(c)	(c)	(b)
Retirement I 2050 Fund—I Class	(c)	(c)	(b)
Retirement I 2055 Fund—I Class	(c)	(c)	(b)
Retirement I 2060 Fund—I Class	(c)	(c)	(b)
Retirement Balanced I Fund—I Class	(c)	(c)	(b)
Short-Term	(c)	(c)	(c)
Short-Term Bond(a)	18,780,000	22,499,000	25,029,000
Short-Term Government	(b)	(b)	(b)
Target 2005	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Target 2010	(c)	(c)	(c)
Target 2015	(c)	(c)	(c)
Target 2020	(c)	(c)	(c)
Target 2025	(c)	(c)	(c)
Target 2030	(c)	(c)	(c)
Target 2035	(c)	(c)	(c)
Target 2040	(c)	(c)	(c)
Target 2045	(c)	(c)	(c)
Target 2050	(c)	(c)	(c)
Target 2055	(c)	(c)	(c)
Target 2060	(c)	(c)	(c)
Total Return(a)	55,000	(b)	(b)
Treasury Reserve	(c)	(c)	(c)
U.S. High Yield(a)(e)	213,000	172,937	173,998
U.S. Treasury Intermediate(a)	1,190,000	1,197,000	1,100,000
U.S. Treasury Long-Term(a)	1,204,000	1,055,000	1,016,000
U.S. Treasury Money(a)	12,167,000	6,397,000	5,951,000
Ultra Short-Term Bond(a)	980,000	1,483,000	2,145,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fund does not pay an investment management fee.

(d) The fee includes investment and administrative expenses.

(e) Pursuant to an investment advisory agreement, Henderson Global Investors (North America) Inc. (“HGINA”) acted as investment adviser to the Henderson High Yield Opportunities Fund prior to May 22, 2017, at which point all of the assets and liabilities of the Henderson High Yield Opportunities Fund were transferred to the U.S. High Yield Fund in a tax-free reorganization. The Henderson High Yield Opportunities Fund paid HGINA a monthly fee for providing investment advisory services at an annual rate of 0.50% of the Henderson High Yield Opportunities Fund’s average daily net assets. The Henderson High Yield Opportunities Fund had a fiscal year end of July 31. The figures in the table for the May 31, 2016 and May 31, 2015 periods set forth the advisory fees paid by the Henderson High Yield Opportunities Fund to HGINA during the fiscal years ended July 31, 2016 and July 31, 2015, respectively. The figure in the table for the period ended May 31, 2017, sets forth the advisory fees paid to HGINA during the period August 1, 2016 through May 19, 2017, and the advisory fees paid to T. Rowe Price during the period May 22, 2017 through May 31, 2017.

Fund	Fiscal Year Ended
	10/31/16	10/31/15	10/31/14
Africa & Middle East(a)	$1,336,000	$2,051,000	$2,127,000
Asia Opportunities(a)	215,000	62,000	62,000
Cash Reserves(c)	19,033,000	22,901,000	27,243,000
Emerging Europe(a)	1,615,000	1,914,000	3,148,000
Emerging Markets Stock(a)	90,651,000	86,623,000	76,506,000
Emerging Markets Value Stock(a)	162,000	12,000	(b)

Fund	Fiscal Year Ended
	10/31/16	10/31/15	10/31/14
European Stock(a)	11,282,000	12,572,000	13,472,000
Global Allocation(a)	1,139,000	761,000	472,000
Global Growth Stock(a)	597,000	622,000	564,000
Global Stock(a)	3,331,000	3,269,000	3,184,000
Institutional Africa & Middle East	1,533,000	2,112,000	2,242,000
Institutional Emerging Markets Equity(c)	10,508,000	10,763,000	11,165,000
Institutional Frontier Markets Equity	487,000	461,000	2,000
Institutional Global Focused Growth Equity	532,000	575,000	588,000
Institutional Global Growth Equity	2,103,000	1,837,000	1,125,000
Institutional Global Value Equity	56,000	60,000	64,000
Institutional International Concentrated Equity	1,581,000	1,431,000	590,000
Institutional International Core Equity	912,000	885,000	595,000
Institutional International Growth Equity	410,000	487,000	595,000
International Concentrated Equity(a)	74,000	54,000	4,000
International Discovery(a)	46,406,000	40,917,000	38,133,000
International Equity Index(c)	2,232,000	2,605,000	2,723,000
International Stock(a)	91,603,000	90,186,000	81,500,000
International Value Equity(a)	74,579,000	72,757,000	61,730,000
Japan(a)	2,835,000	2,384,000	2,478,000
Latin America(a)	5,639,000	6,837,000	10,891,000
Multi-Strategy Total Return(a)	(b)	(b)	(b)
New Asia(a)	20,419,000	32,174,000	32,956,000
Overseas Stock(a)	73,476,000	66,838,000	54,658,000
Summit Municipal Income(a)(c)	5,649,000	5,056,000	4,184,000
Summit Municipal Intermediate(a)(c)	20,284,000	20,072,000	17,245,000
Summit Municipal Money Market(c)	882,000	877,000	846,000
U.S. Bond Enhanced Index(c)	1,897,000	1,823,000	1,716,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fee includes investment management fees and administrative expenses.

Fund	Fiscal Year Ended
	12/31/16	12/31/15	12/31/14
Balanced(a)	$17,029,000	$18,170,000	$18,176,000
Blue Chip Growth(a)	178,227,000	165,888,000	141,866,000
Capital Appreciation(a)	151,105,000	141,909,000	126,636,000
Capital Appreciation & Income(a)	(c)	(c)	(c)
Capital Opportunity(a)	2,459,000	3,248,000	3,225,000
Diversified Mid-Cap Growth(a)	3,495,000	2,967,000	2,174,000
Dividend Growth(a)	27,315,000	23,129,000	20,942,000

Fund	Fiscal Year Ended
	12/31/16	12/31/15	12/31/14
Dynamic Global Bond(a)	487,000	153,000	(c)
Emerging Markets Bond(a)	39,006,000	33,766,000	32,526,000
Emerging Markets Corporate Bond(a)	610,000	1,040,000	962,000
Emerging Markets Corporate Multi-Sector Account Portfolio	(d)	(d)	(d)
Emerging Markets Local Currency Bond(a)	1,748,000	1,325,000	565,000
Emerging Markets Local Multi-Sector Account Portfolio	(d)	(d)	(d)
Equity Income(a)	115,805,000	140,603,000	157,225,000
Equity Index 500(a)	26,244,000	25,084,000	22,318,000
Extended Equity Market Index(b)	2,522,000	2,893,000	2,982,000
Financial Services(a)	3,516,000	3,729,000	3,355,000
Global Consumer	29,000	(c)	(c)
Global High Income Bond(a)	244,000	137,000	(c)
Global Industrials(a)	117,000	117,000	117,000
Global Real Estate(a)	1,707,000	1,649,000	1,382,000
Global Technology(a)	21,250,000	15,414,000	9,371,000
Growth & Income(a)	8,586,000	8,526,000	8,086,000
Growth Stock(a)	226,759,000	233,803,000	218,346,000
Health Sciences(a)	74,562,000	92,442,000	63,054,000
Institutional Emerging Markets Bond(b)	2,101,000	2,316,000	2,188,000
Institutional International Bond(b)	1,942,000	1,834,000	1,634,000
Institutional Large-Cap Core Growth	11,843,000	10,166,000	6,827,000
Institutional Large-Cap Growth	69,794,000	70,001,000	59,247,000
Institutional Large-Cap Value	15,065,000	12,843,000	11,017,000
Institutional Mid-Cap Equity Growth	31,691,000	30,581,000	27,442,000
Institutional Small-Cap Stock	16,907,000	13,857,000	10,755,000
Institutional U.S. Structured Research	3,057,000	3,914,000	3,694,000
International Bond(a)	33,047,000	31,748,000	32,124,000
International Bond Fund (USD Hedged)(a)	(c)	(c)	(c)
Media & Telecommunications(a)	23,317,000	21,321,000	21,015,000
Mid-Cap Growth(a)	150,896,000	156,850,000	147,713,000
Mid-Cap Index(a)	6,000	1,000	(c)
Mid-Cap Value(a)	76,231,000	75,979,000	77,399,000
New America Growth(a)	24,531,000	28,057,000	27,754,000
New Era(a)	17,349,000	17,608,000	23,977,000
New Horizons(a)	100,489,000	101,887,000	99,719,000
QM Global Equity(a)	43,000	(c)	(c)
QM U.S. Small & Mid-Cap Core Equity(a)	91,000	(c)	(c)
QM U.S. Small-Cap Growth Equity(a)	16,544,000	9,942,000	5,356,000
QM U.S. Value Equity(a)	42,000	(c)	(c)
Real Assets(a)	27,380,000	29,069,000	26,844,000

Fund	Fiscal Year Ended
	12/31/16	12/31/15	12/31/14
Real Estate(a)	36,216,000	31,036,000	26,647,000
Retirement Income 2020	(c)	(c)	(c)
Science & Technology(a)	23,487,000	23,947,000	22,859,000
Small-Cap Index(a)	7,000	1,000	(c)
Small-Cap Stock(a)	64,493,000	67,139,000	73,860,000
Small-Cap Value(a)	50,361,000	53,605,000	62,212,000
Spectrum Growth	(d)	(d)	(d)
Spectrum Income	(d)	(d)	(d)
Spectrum International	(d)	(d)	(d)
Total Equity Market Index(b)	3,800,000	3,933,000	3,619,000
U.S. Large-Cap Core(a)	1,498,000	717,000	486,000
Value(a)	144,217,000	143,436,000	131,016,000

(a) The fund has multiple classes. The management fee is allocated to each class based on relative net assets.

(b) The fee includes investment management fees and administrative expenses.

(c) Prior to commencement of operations.

(d) The fund does not pay an investment management fee.

Expense Limitations and Reimbursements

The Investment Management Agreement between each Price Fund and T. Rowe Price provides that the fund will bear all expenses of its operations that are not specifically assumed by T. Rowe Price. Certain Price Funds have implemented contractual expense limitations pursuant to either their Investment Management Agreement or a separate agreement between the fund and T. Rowe Price. Some expense limitations apply to a fund’s (or class’) total expense ratio, while others apply only to a class’ ordinary operating expenses.

The following table sets forth the contractual expense limitations for the Price Funds and the periods for which they are effective.

For purposes of applying a fund’s expense limitation, the expenses of a fund and its share classes are generally calculated on a monthly basis. If a class is operating above its expense limitation, that month’s management fee will be reduced or waived and/or the fund’s operating expenses will be paid or reimbursed, with any adjustment made after the end of the year. Fees waived and expenses borne by T. Rowe Price are subject to reimbursement by the fund (or class) through the indicated reimbursement date, provided no reimbursement will be made if it would result in a fund’s (or class’) expense ratio exceeding its applicable limitation at the time of the reimbursement. Generally, T. Rowe Price may agree (with approval of the fund’s Board) to implement one or more additional expense limitations (of the same or different time periods and amounts) for a fund after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price, provided the reimbursement does not result in the fund’s (or class’) aggregate expenses exceeding the additional expense limitation.

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Africa & Middle East Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Asia Opportunities	May 21, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	1.15	—	(b)
Asia Opportunities Fund—Advisor Class	May 21, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	1.25	—	(b)
Asia Opportunities Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Balanced Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)
Blue Chip Growth Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)
California Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
California Tax-Free Money	July 1, 2013 – June 30, 2015 July 1, 2015 – June 30, 2017 July 1, 2017 – June 30, 2019	0.55	—	(b)
California Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Capital Appreciation Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)
Capital Appreciation & Income	November 7, 2017 – April 30, 2020	0.74	—	(a)
Capital Appreciation & Income Fund—Advisor Class	November 7, 2017 – April 30, 2020	0.99	—	(a)
Capital Appreciation & Income Fund—I Class	November 7, 2017 – April 30, 2020	—	0.05	(a)
Capital Opportunity Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
Corporate Income Fund—I Class	December 17, 2015 – September 30, 2018	—	0.05	(a)
Credit Opportunities	April 29, 2014 – September 30, 2016 October 1, 2016 – September 30, 2018	0.90	—	(b)
Credit Opportunities Fund—Advisor Class	April 29, 2014 – September 30, 2016 October 1, 2016 – September 30, 2018	1.00	—	(b)
Credit Opportunities Fund—I Class	November 29, 2016 – September 30, 2019	—	0.05	(a)
Diversified Mid-Cap Growth Fund—I Class	May 3, 2017 – April 30, 2019	—	0.05	(a)
Dividend Growth Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)
Dynamic Global Bond	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	0.75	—	(b)
Dynamic Global Bond Fund—Advisor Class	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	0.90	—	(b)
Dynamic Global Bond Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
Emerging Europe Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Emerging Markets Bond Fund—Advisor Class	August 28, 2015 – April 30, 2018	1.20	—	April 30, 2020(c)
Emerging Markets Bond Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
Emerging Markets Corporate Bond	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.15	—	(b)
Emerging Markets Corporate Bond Fund—Advisor Class	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.25	—	(b)
Emerging Markets Corporate Bond Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)
Emerging Markets Local Currency Bond	May 1, 2014 – April 30, 2016 May 1, 2016 – April 30, 2018	1.10	—	(b)
Emerging Markets Local Currency Bond Fund—Advisor Class	May 1, 2014 – April 30, 2016 May 1, 2016 – April 30, 2018	1.20	—	(b)
Emerging Markets Local Currency Bond Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)
Emerging Markets Stock Fund—I Class	August 28, 2015 – February 28, 2018	—	0.05	(a)
Emerging Markets Value Stock	August 24, 2015 – February 28, 2018	1.50	—	(b)
Emerging Markets Value Stock Fund—Advisor Class	August 24, 2015 – February 28, 2018	1.65	—	(b)
Emerging Markets Value Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Equity Income Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Equity Index 500	May 1, 2014 – April 30, 2016 May 1, 2016 – August 31, 2016 September 1, 2016 – July 31, 2017 August 1, 2017 – April 30, 2020	0.30 0.30 0.25 0.21	— — — —	April 30, 2018(c) August 31, 2018(c) July 31, 2017(c) April 30, 2022(c)
Equity Index 500 Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
European Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Financial Services Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
Floating Rate Fund—Advisor Class	October 1, 2013 – September 30, 2015 October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.95	—	(b)
Floating Rate Fund—I Class	November 29, 2016 – September 30, 2019	—	0.05	(a)
Georgia Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Global Allocation	May 28, 2013 – February 29, 2016 March 1, 2016 – February 28, 2018	1.05	—	(b)
Global Allocation Fund—Advisor Class	May 28, 2013 – February 29, 2016 March 1, 2016 – February 28, 2018	1.15	—	(b)
Global Allocation Fund—I Class	March 23, 2016 – February 28, 2018	—	0.05	(a)
Global Consumer	June 27, 2016 – April 30, 2019	1.05	—	(b)
Global Growth Stock	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	1.00	—	(b)
Global Growth Stock Fund—Advisor Class	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	1.10	—	(b)
Global Growth Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Global High Income Bond	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	0.85	—	(b)
Global High Income Bond Fund—Advisor Class	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.00	—	(b)
Global High Income Bond Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
Global Industrials	October 24, 2013 – April 30, 2016 May 1, 2016 – April 30, 2018	1.05	—	(b)
Global Industrials Fund—I Class	May 3, 2017 – April 30, 2019	—	0.05	(a)
Global Multi-Sector Bond Fund—Advisor Class	October 1, 2013 – September 30, 2015 October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.95	—	(b)
Global Multi-Sector Bond Fund—I Class	March 23, 2016 – September 30, 2018	—	0.05	(a)
Global Real Estate	May 1, 2013 – April 30, 2015 May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.05	—	(b)
Global Real Estate Fund—Advisor Class	May 1, 2013 – April 30, 2015 May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.15	—	(b)
Global Real Estate Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
Global Stock Fund—Advisor Class	March 1, 2014 – February 29, 2016 March 1, 2016 – February 28, 2018	1.15	—	February 28, 2018 February 29, 2020(c)
Global Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Global Technology Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
GNMA Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)
Government Money Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)
Growth & Income Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
Growth Stock Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Health Sciences Fund—I Class	March 23, 2016 – April 30, 2018	—	0.05	(a)
High Yield Fund—I Class	August 28, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	—	0.05	(a)
Inflation Protected Bond	October 1, 2014 – September 30, 2016 October 1, 2016 – July 31, 2017 August 1, 2017 – September 30, 2019	0.50 0.50 0.41	—	September 30, 2018(c) July 31, 2019(c) September 30, 2021(c)
Inflation Protected Bond Fund—I Class	December 17, 2015 – September 30, 2018	—	0.05	(a)
Institutional Cash Reserves	September 6, 2016 – September 30, 2018	0.25	—	(b)
Institutional Frontier Markets Equity	September 22, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	1.35	—	(b)
Institutional Global Focused Growth Equity	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	0.75	—	(b)
Institutional Global Growth Equity	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	0.75	—	(b)
Institutional Global Value Equity	March 1, 2014 – February 29, 2016 March 1, 2016 – February 28, 2018	0.75	—	(b)
Institutional International Concentrated Equity	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	0.75	—	(b)
Institutional International Core Equity	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	0.75	—	(b)
Institutional International Growth Equity	March 1, 2014 – February 28, 2016 March 1, 2016 – February 28, 2018	0.75	—	February 28, 2018(c) February 29, 2020(c)
Institutional U.S. Structured Research	May 1, 2014 – April 30, 2016	0.55	—	(b)
Intermediate Tax-Free High Yield	July 24, 2014 – June 30, 2017 July 1, 2017 – June 30, 2019	0.75	—	(b)
Intermediate Tax-Free High Yield Fund—Advisor Class	July 24, 2014 – June 30, 2017 July 1, 2017 – June 30, 2019	0.85	—	(b)
Intermediate Tax-Free High Yield Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
International Bond Fund	August 1, 2017 - April 30, 2020	0.74	—	(b)
International Bond Fund—Advisor Class	August 1, 2017 - April 30, 2020	0.99	—	(b)
International Bond Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
International Bond Fund (USD Hedged)	August 1, 2017 - April 30, 2020	0.74	—	(b)
International Bond Fund (USD Hedged)—Advisor Class	August 1, 2017 - April 30, 2020	0.99	—	(b)
International Bond Fund (USD Hedged)—I Class	August 1, 2017 – April 30, 2020	—	0.05	(a)
International Concentrated Equity	August 22, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	0.90	—	(b)
International Concentrated Equity Fund—Advisor Class	August 22, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	1.00	—	(b)
International Concentrated Equity Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
International Discovery Fund—I Class	December 17, 2015 – February 28, 2018	—	0.05	(a)
International Stock Fund—I Class	August 28, 2015 – February 28, 2018	—	0.05	(a)
International Stock Fund—R Class	March 1, 2014 – February 29, 2016 March 1, 2016 – February 28, 2018	1.40	—	(b)
International Value Equity Fund—I Class	August 28, 2015 – February 28, 2018	—	0.05	(a)
Japan Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Latin America Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Limited Duration Inflation Focused Bond	September 1, 2015 – July 31, 2017 August 1, 2017 – September 30, 2019	0.50 0.41	— —	(b)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Limited Duration Inflation Focused Bond Fund—I Class	September 29, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	—	0.05	(a)
Maryland Short-Term Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Maryland Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Maryland Tax-Free Money	April 1, 2017 – June 30, 2019	—	0.55%	(a)
Maryland Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Media & Telecommunications Fund—I Class	March 23, 2016 – April 30, 2018	—	0.05	(a)
Mid-Cap Growth Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
Mid-Cap Index	December 9, 2015 – April 30, 2018	0.32	—	(b)
Mid-Cap Index Fund—I Class	December 9, 2015 – April 30, 2018	—	0.05	(a)
Mid-Cap Value Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
Multi-Strategy Total Return	November 1, 2017 – February 29, 2020	1.35	—	(a)
Multi-Strategy Total Return Fund—Advisor Class	November 1, 2017 – February 29, 2020	1.60	—	(a)
Multi-Strategy Total Return Fund—I Class	November 1, 2017 – February 29, 2020	—	0.05	(a)
New America Growth Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)
New Asia Fund—I Class	December 17, 2015 – February 28, 2018	—	0.05	(a)
New Era Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)
New Horizons Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
New Income Fund—I Class	August 28, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	—	0.05	(a)
New Income Fund—R Class	October 1, 2014 – September 30, 2016 October 1, 2016 – September 30, 2018	1.15	—	(b)
New Jersey Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
New York Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
New York Tax-Free Money	July 1, 2013 – June 30, 2015 July 1, 2015 – June 30, 2017 July 1, 2017 – June 30, 2019	0.55	—	(b)
New York Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Overseas Stock Fund—Advisor Class	August 28, 2015 – February 28, 2018	1.10	—	(b)
Overseas Stock Fund—I Class	August 28, 2015 – February 28, 2018	—	0.05	(a)
Personal Strategy Balanced Fund—I Class	March 23, 2016 – September 30, 2018	—	0.05	(a)
Personal Strategy Growth Fund—I Class	March 23, 2016 – September 30, 2018	—	0.05	(a)
Personal Strategy Income Fund—I Class	March 23, 2016 – September 30, 2018	—	0.05	(a)
QM Global Equity	April 15, 2016 – April 30, 2018	0.79	—	(b)
QM Global Equity Fund—Advisor Class	April 15, 2016 – April 30, 2018	1.04	—	(b)
QM Global Equity Fund—I Class	April 15, 2016 – April 30, 2018	—	0.05	(a)
QM U.S. Small & Mid-Cap Core Equity	February 26, 2016 – April 30, 2018	0.89	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	February 26, 2016 – April 30, 2018	1.14	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	February 26, 2016 – April 30, 2018	—	0.05	(a)
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	July 5, 2016 – April 30, 2019	1.10	—	(b)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
QM U.S. Small-Cap Growth Equity Fund—I Class	March 23, 2016 – April 30, 2018	—	0.05	(a)
QM U.S. Value Equity	February 26, 2016 – April 30, 2018	0.74	—	(b)
QM U.S. Value Equity Fund—Advisor Class	February 26, 2016 – April 30, 2018	0.99	—	(b)
QM U.S. Value Equity Fund—I Class	February 26, 2016 – April 30, 2018	—	0.05	(a)
Real Assets Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
Real Estate Fund—I Class	December 17, 2015 – April 30, 2018	—	0.05	(a)
Retirement I 2005 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2010 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.00	(a)
Retirement I 2015 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2020 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2025 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2030 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2035 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2040 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2045 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2050 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2055 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2060 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement Balanced I Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement Income 2020	May 25, 2017 – April 30, 2020	—	0.25	(a)
Science & Technology Fund—I Class	March 23, 2016 – April 30, 2018	—	0.05	(a)
Short-Term Bond Fund—I Class	December 17, 2015 – September 30, 2018	—	0.05	(a)
Small-Cap Index	December 9, 2015 – April 30, 2018	0.34	—	(b)
Small-Cap Index Fund—I Class	December 9, 2015 – April 30, 2018	—	0.05	(a)
Small-Cap Stock Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
Small-Cap Value Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
Target 2005 Fund	February 1, 2016 – September 30, 2018	0.58	—	(b)
Target 2005 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.83	—	(b)
Target 2005 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2010 Fund	February 1, 2016 – September 30, 2018	0.58	—	(b)
Target 2010 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.83	—	(b)
Target 2010 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2015 Fund	February 1, 2016 – September 30, 2018	0.61	—	(b)
Target 2015 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.86	—	(b)
Target 2015 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Target 2020 Fund	February 1, 2016 – September 30, 2018	0.64	—	(b)
Target 2020 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.89	—	(b)
Target 2020 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2025 Fund	February 1, 2016 – September 30, 2018	0.67	—	(b)
Target 2025 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.92	—	(b)
Target 2025 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2030 Fund	February 1, 2016 – September 30, 2018	0.70	—	(b)
Target 2030 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.95	—	(b)
Target 2030 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2035 Fund	February 1, 2016 – September 30, 2018	0.72	—	(b)
Target 2035 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.97	—	(b)
Target 2035 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2040 Fund	February 1, 2016 – September 30, 2018	0.74	—	(b)
Target 2040 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.99	—	(b)
Target 2040 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2045 Fund	February 1, 2016 – September 30, 2018	0.74	—	(b)
Target 2045 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.99	—	(b)
Target 2045 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2050 Fund	February 1, 2016 – September 30, 2018	0.75	—	(b)
Target 2050 Fund—Advisor Class	February 1, 2016 – September 30, 2018	1.00	—	(b)
Target 2050 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2055 Fund	February 1, 2016 – September 30, 2018	0.75	—	(b)
Target 2055 Fund—Advisor Class	February 1, 2016 – September 30, 2018	1.00	—	(b)
Target 2055 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2060 Fund	February 1, 2016 – September 30, 2018	0.75	—	(b)
Target 2060 Fund—Advisor Class	February 1, 2016 – September 30, 2018	1.00	—	(b)
Target 2060 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Tax-Efficient Equity Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Tax-Exempt Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Tax-Free High Yield Fund—I Class	November 29, 2016 – June 30, 2019	—	0.05	(a)
Tax-Free Income Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Tax-Free Short-Intermediate Fund—Advisor Class	August 8, 2012 – June 30, 2015 July 1, 2015 – June 30, 2017 July 1, 2017 – June 30, 2019	0.85	—	(b)
Tax-Free Short-Intermediate Fund—I Class	November 29, 2016 – June 30, 2019	—	0.05	(a)
Total Return	November 15, 2016 – September 30, 2018	0.57	—	(b)
Total Return Fund—Advisor Class	November 15, 2016 – September 30, 2018	0.82	—	(b)
Total Return Fund—I Class	November 15, 2016 – September 30, 2018	—	0.05	(a)
U.S. High Yield	May 22, 2017 – September 30, 2019	0.79	—	(a)
U.S. High Yield Fund—Advisor Class	May 22, 2017 – September 30, 2019	0.94	—	(a)
U.S. High Yield Fund—I Class	May 22, 2017 – September 30, 2019	—	0.05	(a)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
U.S. Large-Cap Core Fund—Advisor Class	May 1, 2014 – April 30, 2016 May 1, 2016 – April 30, 2018	1.20	—	(b)
U.S. Large-Cap Core Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
U.S. Treasury Intermediate Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)
U.S. Treasury Long-Term Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)
U.S. Treasury Money Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)
Ultra Short-Term Bond	October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.35	—	(b)
Ultra Short-Term Bond—I Class	July 6, 2017 – September 30, 2019	—	0.05	(a)
Value Fund—I Class	August 28, 2015 – April 30, 2018	—	0.05	(a)
Virginia Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)

¹ T. Rowe Price has agreed to waive its fees and/or bear any expenses (excluding interest; taxes; brokerage, and other expenses that are capitalized in accordance with generally accepted accounting principles; extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ total ratio of expenses to average daily net assets to exceed the percentage indicated.

2 T. Rowe Price has agreed to pay or reimburse the operating expenses of the class excluding management fees; interest, expenses relating to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“Class-Level Operating Expenses”) to the extent the Class-Level Operating Expenses exceed the percentage indicated. The payment of Class-Level Operating Expenses pursuant to the limitation could result in the payment of operating expenses that are not allocated to a particular class (“Fund-Level Operating Expenses”), such as custody fees and certain expenses related to the management of the fund’s portfolio. Even though other classes are not subject to the limitation, the payment of Fund-Level Operating Expenses would decrease the overall expenses of other classes and the reimbursement of previously paid Fund-Level Operating Expenses would increase the overall expenses of other classes.

(a) No reimbursement will be made more than three years after the payment of Class-Level Operating Expenses.

(b) No reimbursement will be made more than three years after any waiver or payment.

(c) No reimbursement will be made after the reimbursement date or three years after any waiver or payment, whichever is sooner.

The following information sets forth fees that were waived and expenses that were paid pursuant to contractual expense limitations during the funds' prior fiscal year, as well as any amounts that were reimbursed to T. Rowe Price and amounts that remain subject to reimbursement.

Asia Opportunities Fund and Asia Opportunities Fund—Advisor Class At October 31, 2016, expenses in the amount of $257,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $715,000 remain subject to repayment.

Balanced Fund—I Class At December 31, 2016, less than $1,000 of expenses were repaid by the manager and there were no amounts subject to repayment.

Blue Chip Growth Fund—I Class At December 31, 2016, less than $1,000 of expenses were waived/paid by the manager.

California Tax-Free Money Fund At February 28, 2017, expenses in the amount of $187,000 were waived/paid by the manager. Including these amounts, management fees waived and expenses previously waived/paid by the manager in the amount of $452,000 remain subject to repayment.

Capital Appreciation Fund—I Class At December 31, 2016, less than $1,000 of expenses were repaid by the manager.

Capital Opportunity Fund—I Class At December 31, 2016, less than $1,000 of expenses were waived/paid by the manager and remain subject to repayment.

Corporate Income Fund—I Class At May 31, 2017, the I Class operated below its expense limitation. At May 31, 2017, $1,000 of expenses were waived/paid to the manager and there were no amounts subject to repayment.

Credit Opportunities Fund, Credit Opportunities Fund—Advisor Class, and Credit Opportunities Fund—Advisor Class At May 31, 2017, expenses in the amount of $239,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid in the amount of $827,000 remain subject to repayment.

Dividend Growth Fund—I Class At December 31, 2016, less than $1,000 of expenses were repaid by the manager and there were no amounts subject to repayment.

Dynamic Global Bond Fund, Dynamic Global Bond Fund—Advisor Class, and Dynamic Global Bond Fund—I Class At December 31, 2016, $299,000 of expenses were waived/paid by the manager. Including these amounts, expenses previously waived/paid the manager in the amount of $596,000 remain subject to repayment.

Emerging Markets Bond Fund—Advisor Class and Emerging Markets Bond Fund—I Class At December 31, 2016, the I Class operated below its expense limitation. At December 31, 2016, $1,000 of expenses were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $2,000 remain subject to repayment.

Emerging Markets Corporate Bond Fund, Emerging Markets Corporate Bond Fund—Advisor Class, and Emerging Markets Corporate Bond Fund—I Class At December 31, 2016, expenses in the amount of $171,000 were waived/paid. Including these amounts, expenses previously waived/paid by the manager in the amount of $612,000 remain subject to repayment.

Emerging Markets Local Currency Bond Fund, Emerging Markets Local Currency Bond Fund—Advisor Class, and Emerging Markets Local Currency Bond Fund—I Class At December 31, 2016, management fees in the amount of $126,000 were repaid. Including these amounts, expenses previously waived/paid by the manager in the amount of $433,000 remain subject to repayment.

Emerging Markets Stock Fund—I Class At October 31, 2016, expenses in the amount of $27,000 were waived/paid by the manager and remain subject to repayment.

Emerging Markets Value Stock Fund and Emerging Markets Value Stock Fund—Advisor Class At October 31, 2016, expenses in the amount of $269,000 were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $315,000 remain subject to repayment.

Equity Income Fund—I Class At December 31, 2016, the I Class operated below its expense limitation. At December 31, 2016, less than $1,000 of expenses were repaid by the manager.

Equity Index 500 Fund—I Class At December 31, 2016, the I Class operated below its expense limitation. At December 31, 2016, $1,212,000 of expenses were waived/paid by the manager and remain subject to repayment.

Financial Services Fund—I Class At December 31, 2016, less than $1,000 of expenses were waived/paid by the manager and remain subject to repayment.

Floating Rate Fund, Floating Rate Fund—Advisor Class and Floating Rate Fund—I Class At May 31, 2017, the Investor Class operated below its expense limitation. At May 31, 2017, expenses in the amount of $161,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $119,000 remain subject to repayment.

Global Allocation Fund, Global Allocation Fund—Advisor Class, and Global Allocation Fund—I Class At October 31, 2016, expenses in the amount of $2,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $719,000 remain subject to repayment.

Global Consumer Fund At December 31, 2016, $129,000 of expenses were waived/paid by the manager and remain subject to repayment.

Global Growth Stock Fund and Global Growth Stock Fund—Advisor Class At October 31, 2016, expenses in the amount of $175,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $511,000 remain subject to repayment.

Global High Income Bond Fund, Global High Income Bond Fund—Advisor Class, and Global High Income Bond Fund—I Class At December 31, 2016, $286,000 of expenses were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $600,000 and remain subject to repayment.

Global Industrials Fund At December 31, 2016, $211,000 of expenses were waived/paid. Including these amounts, expenses previously waived/paid by the manager in the amount of $665,000 remain subject to repayment.

Global Multi-Sector Bond Fund—Advisor Class and Global Multi-Sector Bond Fund—I Class At May 31, 2017, expenses in the amount of $216,000 were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $233,000 remain subject to repayment.

Global Real Estate Fund and Global Real Estate Fund—Advisor Class At December 31, 2016, $99,000 of expenses were repaid. Including these amounts, expenses previously waived/paid by the manager in the amount of $273,000 remain subject to repayment.

Global Stock Fund—Advisor Class At October 31, 2016, expenses less than $1,000 were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $4,000 remain subject to repayment.

Global Technology Fund—I Class At December 31, 2016, the class operated below its expense limitation.

GNMA Fund—I Class At May 1, 2017, less than $1,000 of expense were waived/paid by the manager and remain subject to repayment.

Government Money Fund—I Class At May 31, 2017, the class operated below its expense limitation.

Growth & Income Fund—I Class At December 31, 2016, less than $1,000 of expenses were waived/paid by the manager and remain subject to repayment.

Growth Stock Fund—I Class At December 31, 2016, the class operated below its expense limitation.

Health Sciences Fund—I Class At December 31, 2016, the class operated below its expense limitation.

High Yield Fund—I Class At May 31, 2017, the class operated below its expense limitation.

Inflation Protected Bond Fund and Inflation Protected Bond Fund—I Class At May 31, 2017, expenses in the amount of $342,000 of expenses were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $888,000 remain subject to repayment.

Institutional Frontier Markets Equity Fund At October 31, 2016, expenses in the amount of $167,000 were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $415,000 remain subject to repayment.

Institutional Global Focused Growth Equity Fund At October 31, 2016, expenses in the amount of $201,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $545,000 remain subject to repayment.

Institutional Global Growth Equity Fund At October 31, 2016, expenses in the amount of $31,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $199,000 remain subject to repayment.

Institutional Global Value Equity Fund At October 31, 2016, expenses in the amount of $246,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $725,000 remain subject to repayment.

Institutional International Concentrated Equity Fund At October 31, 2016, expenses in the amount of $61,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $299,000 remain subject to repayment.

Institutional International Core Equity Fund At October 31, 2016, expenses in the amount of $153,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $471,000 remain subject to repayment.

Institutional International Growth Equity Fund At October 31, 2016, expenses in the amount of $284,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid in the amount of $682,000 remain subject to repayment.

Institutional U.S. Structured Research Fund At December 31, 2016, expenses in the amount of $3,000 were waived/paid by the manager and remain subject to repayment.

Intermediate Tax-Free High Yield Fund and Intermediate Tax-Free High Yield Fund—Advisor Class At February 28, 2017, expenses in the amount of $173,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $628,000 remain subject to repayment.

International Bond Fund—I Class At December 31, 2016, less than $1,000 of expenses were waived/paid by the manager and there were no amounts subject to repayment.

International Concentrated Equity Fund and International Concentrated Equity Fund—Advisor Class At October 31, 2016, expenses in the amount of $274,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $664,000 remain subject to repayment.

International Discovery Fund—I Class At October 31, 2016, the class operated below its expense limitation.

International Stock Fund—I Class At October 31, 2016, the class operated below its expense limitation.

International Stock Fund—R Class At October 31, 2016, expenses less than $1,000 were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $2,000 remain subject to repayment.

International Value Equity Fund—I Class At October 31, 2016, the class operated below its expense limitation.

Limited Duration Inflation Focused Bond Fund and Limited Duration Inflation Focused Bond Fund—I Class At May 31, 2017, $140,000 of expenses were repaid to the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $380,000 remain subject to repayment.

Media & Telecommunications Fund—I Class At December 31, 2016, the class operated below its expense limitation.

Mid-Cap Growth Fund—I Class At December 31, 2016, the class operated below its expense limitation.

Mid-Cap Index Fund and Mid-Cap Index Fund—I Class At December 31, 2016, $196,000 of expenses were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $230,000 remain subject to repayment.

Mid-Cap Value Fund—I Class At December 31, 2016, there were no amounts subject to repayment. The fund operated below its expense limitation.

New America Growth Fund—I Class At December 31, 2016, less than $1,000 of expenses were repaid by the manager and there are amounts subject to repayment.

New Asia Fund—I Class At October 31, 2016, expenses in the amount of $2,000 were waived/paid by the manager and remain subject to repayment.

New Era Fund—I Class At December 31, 2016, the class operated below its expense limitation.

New Horizons Fund—I Class At December 31, 2016, the class operated below its expense limitation.

New Income Fund—I Class and New Income Fund—R Class At May 31, 2017, the I Class operated below its expense limitation. At May 31, 2017, expenses in the amount of $1,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $9,000 remain subject to repayment.

New York Tax-Free Money Fund At February 28, 2017, expenses in the amount of $183,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $450,000 remain subject to repayment.

Overseas Stock Fund—Advisor Class At October 31, 2016, expenses in the amount of $2,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $2,000 remain subject to repayment.

Overseas Stock Fund—I Class At October 31, 2016, the class operated below its expense limitation.

Personal Strategy Balanced Fund—I Class At May 31, 2017, less than $1,000 of expenses were repaid to the manager. At May 31, 2017, there were no amounts subject to repayment.

Personal Strategy Growth Fund—I Class At May 31, 2017, less than $1,000 of expenses were repaid to the manager. At May 31, 2017, there were no amounts subject to repayment.

Personal Strategy Income Fund—I Class At May 31, 2017, less than $1,000 of expenses were repaid to the manager. At May 31, 2017, there were no amounts subject to repayment.

QM Global Equity Fund, QM Global Equity Fund—Advisor Class, and QM Global Equity Fund—I Class At December 31, 2016, $236,000 of expenses were waived/paid by the manager and remain subject to repayment.

QM U.S. Small & Mid-Cap Core Equity Fund, QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class, and QM U.S. Small & Mid-Cap Core Equity Fund—I Class At December 31, 2016, $264,000 of expenses were waived/paid by the manager and remain subject to repayment.

QM U.S. Small-Cap Growth Equity Fund, QM U.S. Small-Cap Growth Equity Fund—Advisor Class, and QM U.S. Small-Cap Growth Equity Fund—I Class At December 31, 2016, the class operated below its expense limitation.

QM U.S. Value Equity Fund, QM U.S. Value Equity Fund—Advisor Class, and QM U.S. Value Equity Fund—I Class At December 31, 2016, $261,000 of expenses were waived/paid by the manager and remain subject to repayment.

Real Assets Fund—I Class At December 31, 2016, the I Class operated below its expense limitation. At December 31, 2016, $1,000 of expenses were repaid by the manager and there are not amounts subject to repayment.

Real Estate Fund—I Class At December 31, 2015, less than $1,000 of expenses were waived/paid by the manager and remain subject to repayment. At December 31, 2016, the I Class operated below its expense limitation

Retirement Balanced I Fund—I Class At May 31, 2017, $205,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $349,000 remain subject to repayment.

Retirement I 2005 Fund—I Class At May 31, 2017, $202,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $342,000 remain subject to repayment.

Retirement I 2010 Fund—I Class At May 31, 2017, $222,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $356,000 remain subject to repayment.

Retirement I 2015 Fund—I Class At May 31, 2017, $209,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $339,000 remain subject to repayment.

Retirement I 2020 Fund—I Class At May 31, 2017, $169,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $256,000 remain subject to repayment.

Retirement I 2025 Fund—I Class At May 31, 2017, $166,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $273,000 remain subject to repayment.

Retirement I 2030 Fund—I Class At May 31, 2017, $157,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $239,000 remain subject to repayment.

Retirement I 2035 Fund—I Class At May 31, 2017, $193,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $310,000 remain subject to repayment.

Retirement I 2040 Fund—I Class At May 31, 2017, $188,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $286,000 remain subject to repayment.

Retirement I 2045 Fund—I Class At May 31, 2017, $219,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $346,000 remain subject to repayment.

Retirement I 2050 Fund—I Class At May 31, 2017, $230,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $354,000 remain subject to repayment.

Retirement I 2055 Fund—I Class At May 31, 2017, $231,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $369,000 remain subject to repayment.

Retirement I 2060 Fund—I Class At May 31, 2017, $232,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $373,000 remain subject to repayment.

Science & Technology Fund—I Class At December 31, 2016, the class operated below its expense limitation.

Short-Term Bond Fund—I Class At May 31, 2017, the class operated below its expense limitation.

Small-Cap Index Fund and Small-Cap Index Fund—I Class At December 31, 2016, $224,000 of expenses were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $258,000 remain subject to repayment.

Small-Cap Stock Fund—I Class At December 31, 2016, the class operated below its expense limitation.

Small-Cap Value Fund—I Class At December 31, 2016, $1,000 of expenses were repaid by the manager.

Target 2005 Fund, Target 2005 Fund—Advisor Class, and Target 2005 Fund—I Class At May 31, 2017, $228,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $288,000 remain subject to repayment.

Target 2010 Fund, Target 2010 Fund—Advisor Class, and Target 2010 Fund—I Class At May 31, 2017, $212,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $271,000 remain subject to repayment.

Target 2015 Fund, Target 2015 Fund—Advisor Class, and Target 2015 Fund—I Class At May 31, 2017, $167,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $204,000 remain subject to repayment.

Target 2020 Fund, Target 2020 Fund—Advisor Class, and Target 2020 Fund—I Class At May 31, 2017, $145,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $201,000 remain subject to repayment.

Target 2025 Fund, Target 2025 Fund—Advisor Class, and Target 2025 Fund—I Class At May 31, 2017, $191,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $263,000 remain subject to repayment.

Target 2030 Fund, Target 2030 Fund—Advisor Class, and Target 2030 Fund—I Class At May 31, 2017, $231,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $317,000 remain subject to repayment.

Target 2035 Fund, Target 2035 Fund—Advisor Class, and Target 2035 Fund—I Class At May 31, 2017, $276,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $361,000 remain subject to repayment.

Target 2040 Fund, Target 2040 Fund—Advisor Class, and Target 2040 Fund—I Class At May 31, 2017, $278,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $364,000 remain subject to repayment.

Target 2045 Fund, Target 2045 Fund—Advisor Class, and Target 2045 Fund—I Class At May 31, 2017, $285,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $368,000 remain subject to repayment.

Target 2050 Fund, Target 2050 Fund—Advisor Class, and Target 2050 Fund—I Class At May 31, 2017, $299,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $376,000 remain subject to repayment.

Target 2055 Fund, Target 2055 Fund—Advisor Class, and Target 2055 Fund—I Class At May 31, 2017, $307,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $385,000 remain subject to repayment.

Target 2060 Fund, Target 2060 Fund—Advisor Class, and Target 2060 Fund—I Class At May 31, 2017, $281,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $353,000 remain subject to repayment.

Tax-Free Short-Intermediate Fund—Advisor Class At February 28, 2017, expenses in the amount of $2,000 were repaid to the manager and there were no amounts subject to repayment.

Total Return Fund, Total Return Fund—Advisor Class, and Total Return Fund—I Class At May 31, 2017, expenses in the amount of $187,000 were waived/paid by the manager and remain subject to repayment.

U.S. High Yield Fund, U.S. High Yield Fund—Advisor Class, and U.S. High Yield Fund—I Class At May 31, 2017, $64,000 of expenses were waived/paid by the manager and remain subject to repayment. Certain costs in the amount of $37,000 associated with the tax-free reorganization of the Henderson High Yield Opportunities Fund into the T. Rowe Price U.S. High Yield Fund were reimbursed by T. Rowe Price immediately following the reorganization and are not subject to repayment. HGINA waived management fees for the Henderson High Yield Opportunities Fund in the amount of $77,000 and $92,000 during the period ended May 31, 2017 and the year ended July 31, 2016.

U.S. Large-Cap Core Fund—Advisor Class and U.S. Large-Cap Core Fund—I Class At December 31, 2016, less than $1,000 of expenses were waived/paid by the manager and remain subject to repayment.

U.S. Treasury Intermediate Fund—I Class At May 31, 2017, expenses in the amount of $12,000 were waived/paid by the manager and remain subject to reimbursement.

U.S. Treasury Long-Term Fund—I Class At May 31, 2017, expenses in the amount of $8,000 were waived/paid by the manager and remain subject to reimbursement.

U.S. Treasury Money Fund—I Class At May 31, 2017, expenses in the amount of $4,000 were waived/paid by the manager and remain subject to reimbursement.

Ultra Short-Term Bond Fund At May 31, 2017, expenses in the amount of $375,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $1,365,000 remain subject to repayment.

Value Fund—I Class At December 31, 2016, the class operated below its expense limitation.

Management Related Services

In addition to the management fee, the funds (other than the Single-Fee Funds) pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors’ fees and expenses.

T. Rowe Price Services, Inc. (“Services”), a wholly owned subsidiary of T. Rowe Price, acts as the funds’ transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. (“RPS”), also a wholly owned subsidiary, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. Pursuant to an agreement between the Price Funds and Services, the fees paid by the funds to Services are based on the costs to Services of providing these services plus a return on capital employed in support of the services.

Pursuant to an agreement between applicable Price Funds and RPS, the fees paid to RPS are based on the percentage of Price Fund assets for which RPS provides recordkeeping and sub-transfer agency services. The fees paid to Services and RPS are set forth in each fund’s shareholder report under “Related Party Transactions.” The address for Services and RPS is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price, under a separate agreement with the Price Funds, provides accounting services to the funds. Prior to August 1, 2015, all accounting services for the Price Funds were generally provided by T. Rowe Price. Effective August 1, 2015, certain accounting services have been provided to the Price Funds by T. Rowe Price and certain accounting services have been provided to the Price Funds by The Bank of New York Mellon (“BNYM”), subject to the oversight of T. Rowe Price. The following table shows the fees paid by the funds for accounting services during the fiscal years indicated.

Fund	Fiscal Year Ended
	2/28/17*	2/29/16*	2/28/15*
California Tax-Free Bond	$74,000	$70,000	$95,000
California Tax-Free Bond Fund—I Class	(a)	(a)	(a)
California Tax-Free Money	74,000	70,000	95,000
California Tax-Free Money Fund—I Class	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	—	—	—
Georgia Tax-Free Bond	74,000	70,000	95,000
Georgia Tax-Free Bond Fund—I Class	(a)	(a)	(a)

Fund	Fiscal Year Ended
	2/28/17*	2/29/16*	2/28/15*
High Yield Multi-Sector Account Portfolio	—	—	—
Intermediate Tax-Free High Yield	71,000	98,000	100,000
Intermediate Tax-Free High Yield Fund—Advisor Class	1,000	3,000	2,000
Intermediate Tax-Free High Yield Fund—I Class	(a)	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	—	—	—
Maryland Short-Term Tax-Free Bond	74,000	70,000	95,000
Maryland Short-Term Tax-Free Bond Fund—I Class	(a)	(a)	(a)
Maryland Tax-Free Bond	74,000	70,000	95,000
Maryland Tax-Free Bond Fund—I Class	(a)	(a)	(a)
Maryland Tax-Free Money	74,000	70,000	95,000
Maryland Tax-Free Money Fund—I Class	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	—	—	—
New Jersey Tax-Free Bond	74,000	70,000	95,000
New Jersey Tax-Free Bond Fund—I Class	(a)	(a)	(a)
New York Tax-Free Bond	74,000	70,000	95,000
New York Tax-Free Bond Fund—I Class	(a)	(a)	(a)
New York Tax-Free Money	74,000	70,000	95,000
New York Tax-Free Money Fund—I Class	(a)	(a)	(a)
Tax-Efficient Equity	74,000	70,000	95,000
Tax-Efficient Equity Fund—I Class	(a)	(a)	(a)
Tax-Exempt Money	74,000	81,000	120,000
Tax-Exempt Money Fund—I Class	(a)	(a)	(a)
Tax-Free High Yield	70,000	101,000	169,000
Tax-Free High Yield Fund—Advisor Class	5,000	(b)	(b)
Tax-Free High Yield Fund—I Class	(b)	(a)	(a)
Tax-Free Income	57,000	66,000	100,000
Tax-Free Income Fund—I Class	(a)	(a)	(a)
Tax-Free Income Fund—Advisor Class	14,000	25,000	45,000
Tax-Free Short-Intermediate	74,000	80,000	120,000
Tax-Free Short-Intermediate Fund—Advisor Class	(b)	(b)	(b)
Tax-Free Short-Intermediate Fund—I Class	(a)	(a)	(a)
Virginia Tax-Free Bond	74,000	70,000	95,000
Virginia Tax-Free Bond Fund—I Class	(a)	(a)	(a)

* Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	5/31/17*	5/31/16**	5/31/15**
Corporate Income	$159,000	$62,000	$120,000
Corporate Income Fund—I Class	6,000	(b)	(a)
Credit Opportunities	162,000	77,000	208,000
Credit Opportunities Fund—Advisor Class	1,000	(b)	2,000
Credit Opportunities Fund—I Class	(b)	(a)	(a)
Floating Rate	153,000	68,000	163,000
Floating Rate Fund—Advisor Class	11,000	3,000	7,000
Floating Rate Fund—I Class	(b)	(a)	(a)
Global Multi-Sector Bond	148,000	76,000	208,000
Global Multi-Sector Bond Fund—Advisor Class	8,000	2,000	2,000
Global Multi-Sector Bond Fund—I Class	8,000	(b)	(a)
GNMA	166,000	62,000	120,000
GNMA Fund—I Class	0	(a)	(a)
Government Money	179,000	62,000	120,000
Government Money Fund—I Class	0	(a)	(a)
Government Reserve	201,000	62,000	120,000
High Yield	143,000	68,000	188,000
High Yield Fund—Advisor Class	1,000	6,000	22,000
High Yield Fund—I Class	39,000	3,000	(a)
Inflation Protected Bond	155,000	67,000	145,000
Inflation Protected Bond Fund—I Class	9,000	(b)	(a)
Institutional Cash Reserves	273,000	(a)	(a)
Institutional Core Plus	164,000	77,000	210,000
Institutional Credit Opportunities	163,000	73,000	185,000
Institutional Floating Rate	144,000	55,000	134,000
Institutional Floating Rate Fund—F Class	28,000	16,000	36,000
Institutional Global Multi-Sector Bond	163,000	67,000	145,000
Institutional High Yield	167,000	73,000	185,000
Institutional Long Duration Credit	163,000	62,000	120,000
Limited Duration Inflation Focused Bond	170,000	66,000	145,000
Limited Duration Inflation Focused Bond Fund—I Class	8,000	(b)	(a)
New Income	208,000	81,000	235,000
New Income Fund—Advisor Class	(b)	(b)	(b)
New Income Fund—I Class	17,000	(b)	(a)
New Income Fund—R Class	(b)	(b)	(b)
Personal Strategy Balanced	165,000	73,000	185,000
Personal Strategy Balanced Fund—I Class	3,000	(b)	(a)
Personal Strategy Growth	164,000	73,000	185,000
Personal Strategy Growth Fund—I Class	3,000	(b)	(a)
Personal Strategy Income	164,000	73,000	185,000

Fund	Fiscal Year Ended
	5/31/17*	5/31/16**	5/31/15**
Personal Strategy Income Fund—I Class	3,000	(b)	(a)
Retirement 2005	(c)	(c)	(c)
Retirement 2005 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2005 Fund—R Class	(c)	(c)	(c)
Retirement 2010	(c)	(c)	(c)
Retirement 2010 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2010 Fund—R Class	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)
Retirement 2015 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2015 Fund—R Class	(c)	(c)	(c)
Retirement 2020	(c)	(c)	(c)
Retirement 2020 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2020 Fund—R Class	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)
Retirement 2025 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2025 Fund—R Class	(c)	(c)	(c)
Retirement 2030	(c)	(c)	(c)
Retirement 2030 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2030 Fund—R Class	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)
Retirement 2035 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2035 Fund—R Class	(c)	(c)	(c)
Retirement 2040	(c)	(c)	(c)
Retirement 2040 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2040 Fund—R Class	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)
Retirement 2045 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2045 Fund—R Class	(c)	(c)	(c)
Retirement 2050	(c)	(c)	(c)
Retirement 2050 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2050 Fund—R Class	(c)	(c)	(c)
Retirement 2055	(c)	(c)	(c)
Retirement 2055 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2055 Fund—R Class	(c)	(c)	(c)
Retirement 2060	(c)	(c)	(c)
Retirement 2060 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2060 Fund—R Class	(c)	(c)	(c)
Retirement Balanced	(c)	(c)	(c)
Retirement Balanced Fund—Advisor Class	(c)	(c)	(c)
Retirement Balanced Fund—R Class	(c)	(c)	(c)
Retirement I 2005 Fund—I Class	(c)	(c)	(a)

Fund	Fiscal Year Ended
	5/31/17*	5/31/16**	5/31/15**
Retirement I 2010 Fund—I Class	(c)	(c)	(a)
Retirement I 2015 Fund—I Class	(c)	(c)	(a)
Retirement I 2020 Fund—I Class	(c)	(c)	(a)
Retirement I 2025 Fund—I Class	(c)	(c)	(a)
Retirement I 2030 Fund—I Class	(c)	(c)	(a)
Retirement I 2035 Fund—I Class	(c)	(c)	(a)
Retirement I 2040 Fund—I Class	(c)	(c)	(a)
Retirement I 2045 Fund—I Class	(c)	(c)	(a)
Retirement I 2050 Fund—I Class	(c)	(c)	(a)
Retirement I 2055 Fund—I Class	(c)	(c)	(a)
Retirement I 2060 Fund—I Class	(c)	(c)	(a)
Retirement Balanced I Fund—I Class	(c)	(c)	(a)
Short-Term	170,000	73,000	185,000
Short-Term Bond	147,000	69,000	166,000
Short-Term Bond Fund—Advisor Class	3,000	1,000	4,000
Short-Term Bond Fund—I Class	25,000	(b)	(a)
Short-Term Government	(a)	(a)	(a)
Target 2005	(c)	(c)	(c)
Target 2005 Fund—Advisor Class	(c)	(c)	(c)
Target 2005 Fund—I Class	(c)	(c)	(a)
Target 2010	(c)	(c)	(c)
Target 2010 Fund—Advisor Class	(c)	(c)	(c)
Target 2010 Fund—I Class	(c)	(c)	(a)
Target 2015	(c)	(c)	(c)
Target 2015 Fund—Advisor Class	(c)	(c)	(c)
Target 2015 Fund—I Class	(c)	(c)	(a)
Target 2020	(c)	(c)	(c)
Target 2020 Fund—Advisor Class	(c)	(c)	(c)
Target 2020 Fund—I Class	(c)	(c)	(a)
Target 2025	(c)	(c)	(c)
Target 2025 Fund—Advisor Class	(c)	(c)	(c)
Target 2025 Fund—I Class	(c)	(c)	(a)
Target 2030	(c)	(c)	(c)
Target 2030 Fund—Advisor Class	(c)	(c)	(c)
Target 2030 Fund—I Class	(c)	(c)	(a)
Target 2035	(c)	(c)	(c)
Target 2035 Fund—Advisor Class	(c)	(c)	(c)
Target 2035 Fund—I Class	(c)	(c)	(a)
Target 2040	(c)	(c)	(c)
Target 2040 Fund—Advisor Class	(c)	(c)	(c)
Target 2040 Fund—I Class	(c)	(c)	(a)

Fund	Fiscal Year Ended
	5/31/17*	5/31/16**	5/31/15**
Target 2045	(c)	(c)	(c)
Target 2045 Fund—Advisor Class	(c)	(c)	(c)
Target 2045 Fund—I Class	(c)	(c)	(a)
Target 2050	(c)	(c)	(c)
Target 2050 Fund—Advisor Class	(c)	(c)	(c)
Target 2050 Fund—I Class	(c)	(c)	(a)
Target 2055	(c)	(c)	(c)
Target 2055 Fund—Advisor Class	(c)	(c)	(c)
Target 2055 Fund—I Class	(c)	(c)	(a)
Target 2060	(c)	(c)	(c)
Target 2060 Fund—Advisor Class	(c)	(c)	(c)
Target 2060 Fund—I Class	(c)	(c)	(a)
Total Return	91,000	(a)	(a)
Total Return Fund—Advisor Class	(b)	(a)	(a)
Total Return Fund—I Class	(b)	(a)	(a)
Treasury Reserve	169,000	58,000	95,000
U.S. High Yield	(b)	(a)	(a)
U.S. High Yield—Advisor Class	2,000	(a)	(a)
U.S. High Yield—I Class	4,000	(a)	(a)
U.S. Treasury Intermediate	164,000	58,000	95,000
U.S. Treasury Intermediate Fund—I Class	0	(a)	(a)
U.S. Treasury Long-Term	164,000	58,000	95,000
U.S. Treasury Long-Term Fund—I Class	0	(a)	(a)
U.S. Treasury Money	171,000	58,000	95,000
U.S. Treasury Money Fund—I Class	0	(a)	(a)
Ultra Short-Term Bond	164,000	58,000	95,000
Ultra Short-Term Bond Fund—I Class	(a)	(a)	(a)

* Reflects fees paid by the fund to T. Rowe Price and BNYM for accounting services.

** Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Fund	Fiscal Year Ended

10/31/16*	10/31/15*	10/31/14*
Africa & Middle East	$60,000	$153,000	$183,000
Africa & Middle East Fund—I Class	(a)	(a)	(a)
Asia Opportunities	59,000	141,000	74,000
Asia Opportunities Fund—Advisor Class	(b)	1,000	1,000
Asia Opportunities Fund—I Class	(a)	(a)	(a)
Cash Reserves	60,000	105,000	119,000

Fund	Fiscal Year Ended

10/31/16*	10/31/15*	10/31/14*
Emerging Europe	60,000	105,000	119,000
Emerging Europe Fund—I Class	(a)	(a)	(a)
Emerging Markets Stock	55,000	153,000	183,000
Emerging Markets Stock Fund—I Class	5,000	(b)	(a)
Emerging Markets Value Stock	58,000	7,000	(a)
Emerging Markets Value Stock Fund—Advisor Class	(b)	(b)	(a)
Emerging Markets Value Stock Fund—I Class	(a)	(a)	(a)
European Stock	60,000	105,000	119,000
European Stock Fund—I Class	(a)	(a)	(a)
Global Allocation	57,000	167,000	203,000
Global Allocation Fund—Advisor Class	2,000	5,000	4,000
Global Allocation Fund—I Class	(b)	(a)	(a)
Global Growth Stock	59,000	122,000	142,000
Global Growth Stock Fund—Advisor Class	(b)	1,000	1,000
Global Growth Stock Fund—I Class	(a)	(a)	(a)
Global Stock	60,000	123,000	143,000
Global Stock Fund—Advisor Class	(b)	(b)	(b)
Global Stock Fund—I Class	(a)	(a)	(a)
Institutional Africa & Middle East	60,000	153,000	183,000
Institutional Emerging Markets Equity	60,000	123,000	144,000
Institutional Frontier Markets Equity	60,000	123,000	15,000
Institutional Global Focused Growth Equity	60,000	105,000	119,000
Institutional Global Growth Equity	60,000	105,000	119,000
Institutional Global Value Equity	60,000	123,000	144,000
Institutional International Concentrated Equity	60,000	105,000	119,000
Institutional International Core Equity	60,000	105,000	119,000
Institutional International Growth Equity	60,000	105,000	119,000
International Concentrated Equity	57,000	119,000	24,000
International Concentrated Equity Fund—Advisor Class	3,000	5,000	3,000
International Concentrated Equity Fund—I Class	(a)	(a)	(a)
International Discovery	49,000	123,000	144,000
International Discovery Fund—I Class	11,000	(a)	(a)
International Equity Index	60,000	153,000	183,000
International Stock	53,000	135,000	163,000
International Stock Fund—Advisor Class	3,000	7,000	4,000
International Stock Fund—I Class	4,000	(b)	(a)
International Stock Fund—R Class	(b)	(b)	(b)
International Value Equity	57,000	139,000	163,000
International Value Equity Fund—Advisor Class	(b)	2,000	3,000
International Value Equity Fund—I Class	2,000	(b)	(a)

Fund	Fiscal Year Ended

10/31/16*	10/31/15*	10/31/14*
International Value Equity Fund—R Class	(b)	(b)	(b)
Japan	60,000	86,000	94,000
Japan Fund—I Class	(a)	(a)	(a)
Latin America	60,000	105,000	119,000
Latin America Fund—I Class	(a)	(a)	(a)
Multi-Strategy Total Return	(a)	(a)	(a)
Multi-Strategy Total Return Fund—Advisor Class	(a)	(a)	(a)
Multi-Strategy Total Return Fund—I Class	(a)	(a)	(a)
New Asia	59,000	123,000	144,000
New Asia Fund—I Class	(b)	(a)	(a)
Overseas Stock	58,000	123,000	144,000
Overseas Stock Fund—Advisor Class	(b)	(b)	(a)
Overseas Stock Fund—I Class	2,000	(b)	(a)
Summit Municipal Income	60,000	105,000	118,000
Summit Municipal Income Fund—Advisor Class	(b)	(b)	(b)
Summit Municipal Intermediate	60,000	105,000	118,000
Summit Municipal Intermediate Fund—Advisor Class	(b)	(b)	(b)
Summit Municipal Money Market	60,000	105,000	119,000
U.S. Bond Enhanced Index	60,000	105,000	119,000

* Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	12/31/16*	12/31/15*	12/31/14*
Balanced	$65,000	$130,000	$185,000
Balanced Fund—I Class	2,000	(a)	(a)
Blue Chip Growth	55,000	95,000	128,000
Blue Chip Growth Fund—Advisor Class	6,000	10,000	15,000
Blue Chip Growth Fund—I Class	5,000	(a)	(a)
Blue Chip Growth Fund—R Class	1,000	2,000	2,000
Capital Appreciation	62,000	138,000	200,000
Capital Appreciation Fund—Advisor Class	3,000	7,000	10,000
Capital Appreciation Fund—I Class	2,000	(a)	(a)
Capital Appreciation & Income	(a)	(a)	(a)
Capital Appreciation & Income Fund—Advisor Class	(a)	(a)	(a)
Capital Appreciation & Income Fund—I Class	(a)	(a)	(a)
Capital Opportunity	64,000	118,000	166,000
Capital Opportunity Fund—Advisor Class	3,000	2,000	2,000

Fund	Fiscal Year Ended
	12/31/16*	12/31/15*	12/31/14*
Capital Opportunity Fund—I Class	(b)	(a)	(a)
Capital Opportunity Fund—R Class	1,000	2,000	2,000
Diversified Mid-Cap Growth	67,000	78,000	95,000
Diversified Mid-Cap Growth Fund—I Class	(a)	(a)	(a)
Dividend Growth	57,000	88,000	113,000
Dividend Growth Fund—Advisor Class	4,000	5,000	7,000
Dividend Growth Fund—I Class	6,000	(a)	(a)
Dynamic Global Bond	41,000	129,000	(a)
Dynamic Global Bond Fund—Advisor Class	2,000	4,000	(a)
Dynamic Global Bond Fund—I Class	24,000	(b)	(a)
Emerging Markets Bond	65,000	130,000	185,000
Emerging Markets Bond Fund—Advisor Class	(b)	(b)	(a)
Emerging Markets Bond Fund—I Class	2,000	(b)	(a)
Emerging Markets Corporate Bond	63,000	121,000	169,000
Emerging Markets Corporate Bond Fund—Advisor Class	1,000	(b)	(b)
Emerging Markets Corporate Bond Fund—I Class	3,000	(a)	(a)
Emerging Markets Corporate Multi-Sector Account Portfolio	—	—	(a)
Emerging Markets Local Currency Bond	66,000	145,000	209,000
Emerging Markets Local Currency Bond Fund—Advisor Class	(b)	(b)	1,000
Emerging Markets Local Currency Bond Fund—I Class	1,000	(a)	(a)
Emerging Markets Local Multi-Sector Account Portfolio	—	—	(a)
Equity Income	58,000	102,000	132,000
Equity Income Fund—Advisor Class	2,000	4,000	11,000
Equity Income Fund—I Class	7,000	(a)	(a)
Equity Income Fund—R Class	(b)	1,000	2,000
Equity Index 500	65,000	107,000	145,000
Equity Index 500 Fund—I Class	2,000	(b)	(a)
Extended Equity Market Index	67,000	107,000	145,000
Financial Services	67,000	78,000	95,000
Financial Services Fund—I Class	(b)	(a)	(a)
Global Consumer	44,000	(a)	(a)
Global High Income Bond	61,000	128,000	(a)
Global High Income Bond Fund—Advisor Class	2,000	5,000	(a)
Global High Income Bond Fund—I Class	5,000	(b)	(a)
Global Industrials	67,000	107,000	145,000
Global Industrials Fund—I Class	(a)	(a)	(a)
Global Real Estate	58,000	128,000	196,000
Global Real Estate Fund—Advisor Class	9,000	17,000	14,000

Fund	Fiscal Year Ended
	12/31/16*	12/31/15*	12/31/14*
Global Real Estate Fund—I Class	(b)	(a)	(a)
Global Technology	67,000	93,000	120,000
Global Technology Fund—I Class	(b)	(a)	(a)
Growth & Income	67,000	78,000	95,000
Growth & Income Fund—I Class	(b)	(a)	(a)
Growth Stock	56,000	109,000	152,000
Growth Stock Fund—Advisor Class	5,000	10,000	14,000
Growth Stock Fund—I Class	5,000	(b)	(a)
Growth Stock Fund—R Class	1,000	3,000	4,000
Health Sciences	66,000	107,000	145,000
Health Sciences Fund—I Class	1,000	(a)	(a)
Institutional Emerging Markets Bond	67,000	107,000	145,000
Institutional International Bond	67,000	107,000	145,000
Institutional Large-Cap Core Growth	67,000	78,000	95,000
Institutional Large-Cap Growth	67,000	78,000	95,000
Institutional Large-Cap Value	67,000	78,000	95,000
Institutional Mid-Cap Equity Growth	67,000	78,000	95,000
Institutional Small-Cap Stock	67,000	78,000	95,000
Institutional U.S. Structured Research	67,000	93,000	120,000
International Bond	61,000	121,000	168,000
International Bond Fund—Advisor Class	(b)	(b)	2,000
International Bond Fund—I Class	6,000	(b)	(a)
International Bond Fund (USD Hedged)	(a)	(a)	(a)
International Bond Fund (USD Hedged)—Advisor Class	(a)	(a)	(a)
International Bond Fund (USD Hedged)—I Class	(a)	(a)	(a)
Media & Telecommunications	67,000	93,000	120,000
Media & Telecommunications Fund—I Class	1,000	(a)	(a)
Mid-Cap Growth	60,000	101,000	136,000
Mid-Cap Growth Fund—Advisor Class	3,000	5,000	7,000
Mid-Cap Growth Fund—I Class	4,000	(b)	(a)
Mid-Cap Growth Fund—R Class	(b)	1,000	2,000
Mid-Cap Index	60,000	6,000	(a)
Mid-Cap Index Fund—I Class	3,000	(b)	(a)
Mid-Cap Value	59,000	99,000	131,000
Mid-Cap Value Fund—Advisor Class	2,000	5,000	10,000
Mid-Cap Value Fund—I Class	4,000	(b)	(a)
Mid-Cap Value Fund—R Class	1,000	3,000	4,000
New America Growth	59,000	83,000	105,000
New America Growth Fund—Advisor Class	6,000	10,000	15,000
New America Growth Fund—I Class	2,000	(a)	(a)

Fund	Fiscal Year Ended
	12/31/16*	12/31/15*	12/31/14*
New Era	57,000	78,000	95,000
New Era Fund—I Class	10,000	(a)	(a)
New Horizons	62,000	92,000	120,000
New Horizons Fund—I Class	6,000	(b)	(a)
QM Global Equity	50,000	(a)	(a)
QM Global Equity Fund—Advisor Class	1,000	(a)	(a)
QM Global Equity Fund—I Class	1,000	(a)	(a)
QM U.S. Small & Mid-Cap Core Equity	57,000	(a)	(a)
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	1,000	(a)	(a)
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	1,000	(a)	(a)
QM U.S. Small-Cap Growth Equity	63,000	78,000	95,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	(b)	(a)	(a)
QM U.S. Small-Cap Growth Equity Fund—I Class	4,000	(a)	(a)
QM U.S. Value Equity	56,000	(a)	(a)
QM U.S. Value Equity Fund—Advisor Class	2,000	(a)	(a)
QM U.S. Value Equity Fund—I Class	2,000	(a)	(a)
Real Assets	63,000	130,000	185,000
Real Assets Fund—I Class	4,000	(b)	(a)
Real Estate	61,000	115,000	160,000
Real Estate Fund—Advisor Class	5,000	7,000	10,000
Real Estate Fund—I Class	1,000	(a)	(a)
Retirement Income 2020	(a)	(a)	(a)
Science & Technology	57,000	94,000	126,000
Science & Technology Fund—Advisor Class	9,000	14,000	19,000
Science & Technology Fund—I Class	1,000	(a)	(a)
Small-Cap Index	60,000	6,000	(a)
Small-Cap Index Fund—I Class	3,000	(b)	(a)
Small-Cap Stock	63,000	89,000	114,000
Small-Cap Stock Fund—Advisor Class	2,000	4,000	6,000
Small-Cap Stock Fund—I Class	2,000	(b)	(a)
Small-Cap Value	59,000	108,000	145,000
Small-Cap Value Fund—Advisor Class	5,000	14,000	25,000
Small-Cap Value Fund—I Class	3,000	(b)	(a)
Spectrum Growth	(c)	(c)	(c)
Spectrum Income	(c)	(c)	(c)
Spectrum International	(c)	(c)	(c)
Total Equity Market Index	67,000	107,000	145,000
U.S. Large-Cap Core	60,000	90,000	117,000
U.S. Large-Cap Core Fund—Advisor Class	7,000	(a)	(a)

Fund	Fiscal Year Ended
	12/31/16*	12/31/15*	12/31/14*
U.S. Large-Cap Core Fund—I Class	(b)	3,000	3,000
Value	63,000	90,000	117,000
Value Fund—Advisor Class	2,000	3,000	3,000
Value Fund—I Class	3,000	(b)	(a)

* Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

With respect to the U.S. High Yield Fund, the Henderson High Yield Opportunities Fund (the fund’s predecessor fund), paid its administrator an administration fee that varied based on a percentage of the average net assets of the predecessor fund, pursuant to an administration agreement between the predecessor fund and its administrator. The predecessor fund paid its administrator $7,052 and $6,609 for the fiscal years ended July 31, 2016 and July 31, 2015, respectively.

529 Plans

T. Rowe Price is the investment manager of several college savings plans established by states under Section 529 of the Code. Each plan has a number of portfolios that invest in underlying Price Funds including Blue Chip Growth, Emerging Markets Bond, Emerging Markets Stock, Equity Income, Equity Index 500, Extended Equity Market Index, Financial Services, Health Sciences, High Yield, International Bond, International Equity Index, International Stock, International Value Equity, Limited Duration Inflation Focused Bond, Mid-Cap Growth, Mid-Cap Value, New Horizons, New Income, Overseas Stock, Real Assets, Science & Technology, Short-Term Bond, Small-Cap Stock, Spectrum Income, Total Equity Market Index, U.S. Bond Enhanced Index, U.S. Treasury Money, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the Section 529 college savings plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc. The expenses borne by each underlying Price Fund are set forth in the shareholder report of the underlying fund under “Related Party Transactions.”

THIRD PARTY ARRANGEMENTS

Administrative Fee Payments

The Price Funds (other than I Class shares; Institutional Funds, except for their F Class shares; Mid-Cap Index Fund; Multi-Sector Account Portfolios; Small-Cap Index Fund; and TRP Reserve Funds) have adopted an administrative fee payment (“AFP”) program that authorizes the funds to make payments for services provided on behalf of the funds. Under the AFP program, payments by a fund (of up to 0.15% of its average daily net assets per year) may be made to retirement plans, retirement plan recordkeepers, insurance companies, banks, and broker-dealers for transfer agency, recordkeeping, and other administrative services. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. Under the AFP program, the funds paid the amounts set forth below in calendar year 2016.

Fund	Payment
Africa & Middle East	$40,774
Asia Opportunities	670
Balanced	1,209,796
Blue Chip Growth	22,048,077
California Tax-Free Bond	194,047
California Tax-Free Money	498
Capital Appreciation	13,786,842
Capital Appreciation & Income	(a)
Capital Opportunity	381,637
Cash Reserves	37,822
Corporate Income	91,060
Credit Opportunities	531
Diversified Mid-Cap Growth	221,578
Dividend Growth	3,958,740
Dynamic Global Bond	1,782
Emerging Europe	31,764
Emerging Markets Bond	814,031
Emerging Markets Corporate Bond	46,792
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)
Emerging Markets Local Currency Bond	17,588
Emerging Markets Local Multi-Sector Account Portfolio	(b)
Emerging Markets Stock	1,544,263
Emerging Markets Value Stock	141
Equity Income	9,889,021
Equity Index 500	1,033,281
European Stock	472,580
Extended Equity Market Index	235,776
Financial Services	189,375
Floating Rate	163,318
Floating Rate Multi-Sector Account Portfolio	(b)
Georgia Tax-Free Bond	115,108
Global Allocation	76,404
Global Consumer	16
Global Growth Stock	10,091
Global High Income Bond	3,027
Global Industrials	534
Global Multi-Sector Bond	96,647
Global Real Estate	90,345
Global Stock	216,318
Global Technology	2,028,316
GNMA	140,979

Fund	Payment
Government Money	85,070
Government Reserve	(b)
Growth & Income	189,181
Growth Stock	15,054,936
Health Sciences	6,169,271
High Yield	1,532,582
High Yield Multi-Sector Account Portfolio	(b)
Inflation Protected Bond	139,838
Institutional Africa & Middle East	(b)
Institutional Cash Reserves	(b)
Institutional Core Plus	(b)
Institutional Credit Opportunities	(b)
Institutional Emerging Markets Bond	(b)
Institutional Emerging Markets Equity	(b)
Institutional Floating Rate	(b)
Institutional Floating Rate Fund—F Class	1,016,205
Institutional Frontier Markets Equity	(b)
Institutional Global Focused Growth Equity	(b)
Institutional Global Growth Equity	(b)
Institutional Global Multi-Sector Bond	(b)
Institutional Global Value Equity	(b)
Institutional High Yield	(b)
Institutional International Bond	(b)
Institutional International Concentrated Equity	(b)
Institutional International Core Equity	(b)
Institutional International Growth Equity	(b)
Institutional Large-Cap Core Growth	(b)
Institutional Large-Cap Growth	(b)
Institutional Large-Cap Value	(b)
Institutional Long Duration Credit	(b)
Institutional Mid-Cap Equity Growth	(b)
Institutional Small-Cap Stock	(b)
Institutional U.S. Structured Research	(b)
Intermediate Tax-Free High Yield	6,339
International Bond	823,053
International Bond Fund (USD Hedged)	(a)
International Concentrated Equity	4,366
International Discovery	2,132,400
International Equity Index	163,741
International Stock	1,215,114
International Value Equity	815,053

Fund	Payment
Investment-Grade Corporate Multi-Sector Account Portfolio	(b)
Japan	106,418
Latin America	131,971
Limited Duration Inflation Focused Bond	72
Maryland Short-Term Tax-Free Bond	49,005
Maryland Tax-Free Bond	578,152
Maryland Tax-Free Money	1,030
Media & Telecommunications	1,219,992
Mid-Cap Growth	11,751,416
Mid-Cap Index	(b)
Mid-Cap Value	4,262,529
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)
Multi-Strategy Total Return	(a)
New America Growth	2,880,772
New Asia	878,966
New Era	886,542
New Horizons	7,803,938
New Income	3,915,300
New Jersey Tax-Free Bond	152,972
New York Tax-Free Bond	157,239
New York Tax-Free Money	299
Overseas Stock	1,194,581
Personal Strategy Balanced	1,268,264
Personal Strategy Growth	1,007,226
Personal Strategy Income	605,824
QM Global Equity	10
QM U.S. Small & Mid-Cap Core Equity	137
QM U.S. Small-Cap Growth Equity	2,273,241
QM U.S. Value Equity	34
Real Assets	25,027
Real Estate	4,476,883
Retirement 2005	(c)
Retirement 2010	(c)
Retirement 2015	(c)
Retirement 2020	(c)
Retirement 2025	(c)
Retirement 2030	(c)
Retirement 2035	(c)
Retirement 2040	(c)
Retirement 2045	(c)
Retirement 2050	(c)

Fund	Payment
Retirement 2055	(c)
Retirement 2060	(c)
Retirement Balanced	(c)
Retirement Income 2020	(a)
Science & Technology	559,701
Short-Term	(b)
Short-Term Bond	2,000,308
Short-Term Government	(a)
Small-Cap Index	(b)
Small-Cap Stock	4,169,697
Small-Cap Value	2,063,097
Spectrum Growth	(c)
Spectrum Income	(c)
Spectrum International	(c)
Summit Municipal Income	1,186,274
Summit Municipal Intermediate	4,584,953
Summit Municipal Money Market	694
Target 2005	2,297
Target 2010	12,545
Target 2015	22,976
Target 2020	53,413
Target 2025	57,132
Target 2030	58,578
Target 2035	39,178
Target 2040	33,644
Target 2045	22,927
Target 2050	14,454
Target 2055	6,900
Target 2060	942
Tax-Efficient Equity	47,398
Tax-Exempt Money	145,448
Tax-Free High Yield	2,378,303
Tax-Free Income	557,641
Tax-Free Short-Intermediate	1,343,452
Total Equity Market Index	225,451
Total Return	0
Treasury Reserve	(b)
U.S. Bond Enhanced Index	156,528
U.S. High Yield	(a)
U.S. Large-Cap Core	89,415
U.S. Treasury Intermediate	107,457
U.S. Treasury Long-Term	49,296

Fund	Payment
U.S. Treasury Money	499,188
Ultra Short-Term Bond	11,760
Value	3,100,522
Virginia Tax-Free Bond	431,851

(a) Prior to commencement of operations.

(b) Not eligible to participate in AFP program.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Each Advisor and R Class has adopted an AFP program under which various third parties, including third parties receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping, transfer agency, and administrative services to the classes and/or shareholders thereof. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. Under this AFP program, the funds paid the amounts set forth below in calendar year 2016.

Fund	Payment
Asia Opportunities Fund—Advisor Class	$9
Blue Chip Growth Fund—Advisor Class	4,217,945
Blue Chip Growth Fund—R Class	827,944
Capital Appreciation Fund—Advisor Class	1,974,265
Capital Appreciation & Income Fund—Advisor Class	(a)
Capital Opportunity Fund—Advisor Class	28,548
Capital Opportunity Fund—R Class	8,545
Credit Opportunities Fund—Advisor Class	77
Dividend Growth Fund—Advisor Class	438,282
Dynamic Global Bond Fund—Advisor Class	2,124
Emerging Markets Bond Fund—Advisor Class	375
Emerging Markets Corporate Bond Fund—Advisor Class	929
Emerging Markets Local Currency Bond Fund—Advisor Class	57
Emerging Markets Value Stock Fund—Advisor Class	15
Equity Income Fund—Advisor Class	827,857
Equity Income Fund—R Class	227,413
Floating Rate Fund—Advisor Class	65,154
Global Allocation Fund—Advisor Class	9,387
Global Growth Stock Fund—Advisor Class	1,322
Global High Income Bond Fund—Advisor Class	1,271
Global Multi-Sector Bond Fund—Advisor Class	20,099
Global Real Estate Fund—Advisor Class	51,092
Global Stock Fund—Advisor Class	8,032
Growth Stock Fund—Advisor Class	5,155,717
Growth Stock Fund—R Class	1,370,620

Fund	Payment
High Yield Fund—Advisor Class	121,207
Intermediate Tax-Free High Yield Fund—Advisor Class	539
International Bond Fund—Advisor Class	33,784
International Bond Fund (USD Hedged)—Advisor Class	(a)
International Concentrated Equity Fund—Advisor Class	803
International Stock Fund—Advisor Class	922,085
International Stock Fund—R Class	10,648
International Value Equity Fund—Advisor Class	258,170
International Value Equity Fund—R Class	61,063
Mid-Cap Growth Fund—Advisor Class	1,523,302
Mid-Cap Growth Fund—R Class	296,446
Mid-Cap Value Fund—Advisor Class	663,319
Mid-Cap Value Fund—R Class	327,146
Multi-Strategy Total Return Fund	(a)
New America Growth Fund—Advisor Class	531,416
New Income Fund—Advisor Class	71,139
New Income Fund—R Class	13,019
Overseas Stock Fund—Advisor Class	290
QM Global Equity Fund—Advisor Class	0
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	4
QM U.S. Small-Cap Growth Equity—Advisor Class	1,492
QM U.S. Value Equity Fund—Advisor Class	25
Real Estate Fund—Advisor Class	658,748
Retirement 2005 Fund—Advisor Class	(b)
Retirement 2005 Fund—R Class	(b)
Retirement 2010 Fund—Advisor Class	(b)
Retirement 2010 Fund—R Class	(b)
Retirement 2015 Fund—Advisor Class	(b)
Retirement 2015 Fund—R Class	(b)
Retirement 2020 Fund—Advisor Class	(b)
Retirement 2020 Fund—R Class	(b)
Retirement 2025 Fund—Advisor Class	(b)
Retirement 2025 Fund—R Class	(b)
Retirement 2030 Fund—Advisor Class	(b)
Retirement 2030 Fund—R Class	(b)
Retirement 2035 Fund—Advisor Class	(b)
Retirement 2035 Fund—R Class	(b)
Retirement 2040 Fund—Advisor Class	(b)
Retirement 2040 Fund—R Class	(b)

Fund	Payment
Retirement 2045 Fund—Advisor Class	(b)
Retirement 2045 Fund—R Class	(b)
Retirement 2050 Fund—Advisor Class	(b)
Retirement 2050 Fund—R Class	(b)
Retirement 2055 Fund—Advisor Class	(b)
Retirement 2055 Fund—R Class	(b)
Retirement 2060 Fund—Advisor Class	(b)
Retirement 2060 Fund—R Class	(b)
Retirement Balanced Fund—Advisor Class	(b)
Retirement Balanced Fund—R Class	(b)
Science & Technology Fund—Advisor Class	752,228
Short-Term Bond Fund—Advisor Class	144,926
Small-Cap Stock Fund—Advisor Class	412,833
Small-Cap Value Fund—Advisor Class	828,073
Summit Municipal Income Fund—Advisor Class	5,810
Summit Municipal Intermediate Fund—Advisor Class	9,623
Target 2005 Fund—Advisor Class	2,114
Target 2010 Fund—Advisor Class	8,347
Target 2015 Fund—Advisor Class	7,770
Target 2020 Fund—Advisor Class	35,716
Target 2025 Fund—Advisor Class	16,359
Target 2030 Fund—Advisor Class	32,680
Target 2035 Fund—Advisor Class	13,261
Target 2040 Fund—Advisor Class	12,383
Target 2045 Fund—Advisor Class	8,343
Target 2050 Fund—Advisor Class	7,306
Target 2055 Fund—Advisor Class	3,764
Target 2060 Fund—Advisor Class	1,012
Tax-Free High Yield Fund—Advisor Class	296,431
Tax-Free Income Fund—Advisor Class	942,437
Tax-Free Short-Intermediate Fund—Advisor Class	14,246
Total Return Fund—Advisor Class	0
U.S. High Yield Fund—Advisor Class	(a)
U.S. Large-Cap Core Fund—Advisor Class	42,286
Value Fund—Advisor Class	816,488

(a) Prior to commencement of operations.

(b) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Additional Payments to Financial Intermediaries and Other Third Parties (All funds)

In addition to the AFP payments made by certain funds and the 12b-1 payments made by each Advisor and R Class, T. Rowe Price may, at its own expense, provide additional compensation to financial intermediaries.

These payments may be in the form of asset based, transaction based or flat payments in connection with the sale, distribution, marketing, and/or servicing of the Price Funds.

T. Rowe Price may make payments in the form of expense reimbursements for meeting and marketing support activities (“Marketing Support Payments”) to financial intermediaries, such as brokers-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers. T. Rowe Price may utilize Marketing Support Payments when sponsoring (or co-sponsoring) or providing financial support for industry conferences, client seminars, due diligence meetings, sales presentations, and other third-party sponsored events. Typically, the primary focus of these events is training and education. These payments will generally vary depending upon the nature of the event and may include financial assistance to intermediaries that enable T. Rowe Price or one of its affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other attendees. Marketing Support Payments may also be used to pay for travel expenses, such as transportation and lodging expenses, incurred by registered representatives and other attendees in connection with due diligence meetings or client prospecting. Payments may also represent certain entertainment expenses, such as occasional meal expenses or tickets to sporting events that are not preconditioned on achievement of sales targets.

T. Rowe Price may make Marketing Support Payments for a variety of purposes, including but not limited to: advertising and marketing opportunities; building brand awareness and educating intermediaries, clients, and prospects about the Price Funds; placement on an intermediary’s list of offered funds or preferred fund list; obtaining access to senior management, sales representatives, or wholesalers of an intermediary’s distribution channels; receiving detailed reporting packages (such as periodic sales reporting, sales production results, and data on how T. Rowe Price products, including the Price Funds, are used); and inclusion as a recommended individual retirement account provider on the platform of rollover service providers.

T. Rowe Price may make payments to third parties that may: help facilitate rollovers from employer-sponsored retirement plans to individual retirement accounts; contribute to the costs of providing certain technology and data support services; and reimburse certain transaction expenses, such as ticket charges for purchases or exchanges.

For all Price Funds, other than Institutional Funds and Multi-Sector Account Portfolios, T. Rowe Price may make asset based payments to compensate third parties for distribution and non-distribution shareholder or other services, including, but not limited to: sub-accounting, sub-transfer agency, post-sale shareholder servicing, or other services, including those described above.

T. Rowe Price or its affiliated retirement plan recordkeeper, RPS, may reimburse retirement plan expenses in circumstances where the Price Funds are offered as investment options in such plans. These expense reimbursements are provided directly to the retirement plans and are intended to be used by plan sponsors to offset recordkeeping fees that RPS receives for providing sub-transfer agent and administrative services to the Price Funds.

The receipt of, or the prospect of receiving, these payments and expense reimbursements from T. Rowe Price and its affiliates may influence intermediaries, plan sponsors and other third parties to offer or recommend Price Funds over other investment options for which an intermediary does not receive additional compensation (or receives lower levels of additional compensation). In addition, if financial intermediaries receive these payments and/or expense reimbursements, they may elevate the prominence of the Price Funds by, for example, placing the Price Funds on a list of preferred or recommended funds and/or provide preferential or enhanced opportunities to promote the Price Funds in various ways. Since these additional payments are not paid by a fund directly, these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the Price Funds or the amount that a Price Fund receives to invest on behalf of an investor. However, T. Rowe Price’s revenues or profits may in part be derived from fees earned for services provided to and paid for by the Price Funds. Investors or prospective investors in the Price Funds may ask their financial intermediary for more information about any payments it may receive from T. Rowe Price.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all Price Funds on a continuous basis. Investment Services is registered as a broker-dealer under the 1934 Act and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Investment Services is located at the same address as the funds and T. Rowe Price–100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the Price Funds, pursuant to an Underwriting Agreement (“Underwriting Agreement”), which provides that the funds (other than the Single-Fee Funds) will pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the Single-Fee Funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services’ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services’ expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. Other than as described below with respect to the Advisor and R Class shares, no sales charges are paid by investors or the funds and no compensation is paid to Investment Services. The Underwriting Agreement also allows Investment Services to enter into agreements with affiliated T. Rowe Price entities to offer and sell shares of the Price Funds, under limited conditions, to certain institutional investors outside the U.S.

Advisor and R Class

Distribution and Shareholder Services Plan

The funds’ directors adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Advisor and R Class (the “Class”). Each plan provides that the Class may compensate Investment Services or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under each plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under each plan, the Advisor Class pays a fee at the annual rate of up to 0.25% of that class’ average daily net assets and the R Class pays a fee at the annual rate of up to 0.50% of that class’ average net daily assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class’ shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds’ independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.

Payments under the 12b-1 plans will still normally be made for funds that are closed to new investors. Such payments are made for the various services provided to existing investors by the intermediaries receiving such payments.

The following payments for the fiscal year indicated were made to intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan (or a prior plan, as indicated in the table).

Fund	Fiscal Year Ended 2/28/17
Intermediate Tax-Free High Yield Fund—Advisor Class	$2,000
Tax-Free High Yield Fund—Advisor Class	666,000
Tax-Free Income Fund—Advisor Class	1,552,000
Tax-Free Short-Intermediate Fund—Advisor Class	27,000

Fund	Fiscal Year Ended 5/31/17
Credit Opportunities Fund—Advisor Class	$1,000
Floating Rate Fund—Advisor Class	140,000
Global Multi-Sector Bond Fund—Advisor Class	46,000
High Yield Fund—Advisor Class	178,000
New Income Fund—Advisor Class	144,000
New Income Fund—R Class	43,000
Retirement 2005 Fund—Advisor Class	262,000
Retirement 2005 Fund—R Class	339,000
Retirement 2010 Fund—Advisor Class	1,482,000
Retirement 2010 Fund—R Class	1,670,000
Retirement 2015 Fund—Advisor Class	1,689,000
Retirement 2015 Fund—R Class	2,284,000
Retirement 2020 Fund—Advisor Class	7,505,000

Fund	Fiscal Year Ended 5/31/17
Retirement 2020 Fund—R Class	9,253,000
Retirement 2025 Fund—Advisor Class	4,364,000
Retirement 2025 Fund—R Class	6,273,000
Retirement 2030 Fund—Advisor Class	8,063,000
Retirement 2030 Fund—R Class	10,979,000
Retirement 2035 Fund—Advisor Class	3,517,000
Retirement 2035 Fund—R Class	5,234,000
Retirement 2040 Fund—Advisor Class	6,246,000
Retirement 2040 Fund—R Class	7,789,000
Retirement 2045 Fund—Advisor Class	2,299,000
Retirement 2045 Fund—R Class	3,510,000
Retirement 2050 Fund—Advisor Class	2,825,000
Retirement 2050 Fund—R Class	3,790,000
Retirement 2055 Fund—Advisor Class	876,000
Retirement 2055 Fund—R Class	1,312,000
Retirement 2060 Fund—Advisor Class	38,000
Retirement 2060 Fund—R Class	71,000
Retirement Balanced Fund—Advisor Class	706,000
Retirement Balanced Fund—R Class	1,357,000
Short-Term Bond Fund—Advisor Class	206,000
Target 2005 Fund—Advisor Class	4,000
Target 2010 Fund—Advisor Class	14,000
Target 2015 Fund—Advisor Class	13,000
Target 2020 Fund—Advisor Class	61,000
Target 2025 Fund—Advisor Class	29,000
Target 2030 Fund—Advisor Class	62,000
Target 2035 Fund—Advisor Class	24,000
Target 2040 Fund—Advisor Class	24,000
Target 2045 Fund—Advisor Class	16,000
Target 2050 Fund—Advisor Class	14,000
Target 2055 Fund—Advisor Class	7,000
Target 2060 Fund—Advisor Class	2,000
Total Return Fund—Advisor Class	(a)
U.S. High Yield Fund—Advisor Class	22,000(b)

(a) Less than $1,000.

(b) Includes activity of the Henderson High Yield Opportunities Fund’s Class A through May 19, 2017.

Fund	Fiscal Year Ended 10/31/16
Asia Opportunities Fund—Advisor Class	$1,000
Emerging Markets Value Stock Fund—Advisor Class	1,000
Global Allocation Fund—Advisor Class	15,000
Global Growth Stock Fund—Advisor Class	3,000
Global Stock Fund—Advisor Class	13,000
International Concentrated Equity Fund—Advisor Class	1,000
International Stock Fund—Advisor Class	1,647,000
International Stock Fund—R Class	37,000
International Value Equity Fund—Advisor Class	414,000
International Value Equity Fund—R Class	202,000
Multi-Strategy Total Return Fund—Advisor Class	(a)
Overseas Stock Fund—Advisor Class	1,000
Summit Municipal Income Fund—Advisor Class	8,000
Summit Municipal Intermediate Fund—Advisor Class	16,000

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended 12/31/16
Blue Chip Growth Fund—Advisor Class	$7,061,000
Blue Chip Growth Fund—R Class	2,799,000
Capital Appreciation Fund—Advisor Class	3,296,000
Capital Appreciation & Income Fund—Advisor Class	(a)
Capital Opportunity Fund—Advisor Class	47,000
Capital Opportunity Fund—R Class	28,000
Dividend Growth Fund—Advisor Class	741,000
Dynamic Global Bond Fund—Advisor Class	4,000
Emerging Markets Bond Fund—Advisor Class	1,000
Emerging Markets Corporate Bond Fund—Advisor Class	2,000
Emerging Markets Local Currency Bond Fund—Advisor Class	1,000
Equity Income Fund—Advisor Class	1,425,000
Equity Income Fund—R Class	752,000
Global High Income Bond Fund—Advisor Class	3,000
Global Real Estate Fund—Advisor Class	84,000
Growth Stock Fund—Advisor Class	8,663,000
Growth Stock Fund—R Class	4,556,000
International Bond Fund—Advisor Class	57,000
International Bond Fund (USD Hedged)—Advisor Class	(a)
Mid-Cap Growth Fund—Advisor Class	2,673,000
Mid-Cap Growth Fund—R Class	985,000
Mid-Cap Value Fund—Advisor Class	1,102,000
Mid-Cap Value Fund—R Class	1,077,000

Fund	Fiscal Year Ended 12/31/16
New America Growth Fund—Advisor Class	906,000
Real Estate Fund—Advisor Class	1,095,000
QM Global Equity Fund—Advisor Class	1,000
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	1,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	2,000
QM U.S. Value Equity Fund—Advisor Class	1,000
Science & Technology Fund—Advisor Class	1,259,000
Small-Cap Stock Fund—Advisor Class	699,000
Small-Cap Value Fund—Advisor Class	1,421,000
U.S. Large-Cap Core Fund—Advisor Class	72,000
Value Fund—Advisor Class	1,449,000

(a) Prior to commencement of operations.

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the international Price Funds are generally made by T. Rowe Price International, Price Hong Kong, or Price Singapore. Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of all other Price Funds are generally made by T. Rowe Price. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are responsible for implementing these decisions for the Price Funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution. Price Singapore delegates actual trade execution to the trading desks of T. Rowe Price, T. Rowe Price International, or Price Hong Kong, and may use these affiliated investment advisers for certain other trading-related services.

How Broker-Dealers Are Selected

With respect to equity and debt securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and/or research services; designate any such broker-dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

Debt Securities

In purchasing and selling debt securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore ordinarily place transactions with the issuer or a primary market-maker acting as principal for the securities on a net basis, with no stated brokerage commission being paid by the client, although the price usually includes undisclosed compensation to the market-maker. Debt securities may also be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers serving as primary market-makers reflect the spread between the bid and ask prices.

Equity Securities

In purchasing and selling equity securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek to obtain best execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services to T. Rowe Price, T. Rowe Price International, and Price Hong Kong than might be paid to other broker-dealers in accordance with Section 28(e) under the 1934 Act and subsequent guidance from regulators.

In selecting broker-dealers to execute the Price Funds’ portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, general execution, and operational capabilities of competing broker-dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price, T. Rowe Price International, or Price Hong Kong to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability, provide better price, or more efficient execution.

As a general practice, transactions involving U.S. equity securities are executed in the primary market with market-makers, or through electronic, “low touch” trading venues. In selecting from among these options, T. Rowe Price generally seeks to select the broker-dealers or electronic venue it believes to be actively and effectively trading the security being purchased or sold. In an effort to obtain best execution, orders for foreign equity securities may be placed through T. Rowe Price International’s or Price Hong Kong’s trading desk.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the U.S. However, an increasing number of overseas stock markets have adopted a system of negotiated rates or ranges of rates, although a small number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter (“OTC”) or listed, and that listed securities may be purchased in the OTC market if such market is deemed the primary market. In the case of securities traded on the OTC markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

The funds may invest in stocks issued by companies of various market capitalizations. Stocks of smaller companies can be more difficult to trade and less liquid than those of larger companies, which may result in higher trading costs.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of mutual funds and other institutional clients. In evaluating the reasonableness of commission rates, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) rates paid by other institutional investors based on available public information; and (h) research provided by the broker-dealer.

Commissions Paid to Broker-Dealers for Research

Broker-dealers provide a wide range of research services to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek best execution on all trades consistent with fiduciary and regulatory requirements. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore have adopted a brokerage allocation policy embodying the concepts of Section 28(e) under the 1934 Act. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that also provides research services than the commission another broker-dealer would charge, provided the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. An adviser may make such a determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such broker-dealers. Broker-dealers may provide proprietary research to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore in connection with brokerage relationships, including fixed income offerings.

Certain full service broker-dealers (broker-dealers who provide brokerage and execution services) also furnish “bundled” proprietary research services to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore. “Bundled” research involves an arrangement whereby the underlying commission is informally comprised of both trade execution and other services, most frequently investment research that is intended to assist T. Rowe Price, T. Rowe Price International, Price Hong Kong, and/or Price Singapore with their internal research processes. Such services are typically not offered on a stand-alone basis by broker-dealers. Proprietary research may include research from an affiliate of the broker-dealer and services that provide access to unaffiliated industry experts. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may use full service brokers either directly or through very limited use of “step-outs” or similar transactions with other brokers. Step-out trades, however, are not used to obtain research.

In addition, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may use equity brokerage commissions to acquire third-party research from independent research providers and broker-dealers through commission-sharing arrangements (“CSAs”). While Price Singapore does not currently participate in the CSA program, T. Rowe Price, T. Rowe Price International, and Price Hong Kong maintain CSAs with broker-dealers used for a percentage of “low touch” commission business. We generally effect low touch trading through broker-dealers’ electronic venues. We confine the use of CSA credits to obtain only research designed to assist in the investment decision-making process. Our current practice is to not acquire market data services, index data, software and other items with commission dollars, although some of those items are permitted under the SEC’s guidance. Not all clients participate in the CSA program, but the research received through this program is intended to assist T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore with its investment decision making responsibilities regarding its clients overall.

Proprietary and independent third-party research is an important component of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore’s investment approach. However, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore rely primarily upon their own research efforts and subject any outside research services to internal analysis before incorporating such outside research into the investment process. As a practical matter, it would not be possible for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to generate all the information and varied opinions provided by broker-dealers. To the extent that broker-dealers provide research services of value, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are relieved of expenses which they might otherwise bear.

Broker-dealers and independent research providers generally supply the following types of research to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore: information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. The research incorporates both domestic and international perspectives. Research services are received primarily in the form of written reports, computer generated data, telephone contacts, and personal meetings with security analysts, corporate and industry executives, and other persons. In addition, research may include the provision of access to unaffiliated individuals with expertise in various industries, businesses, or other related areas. T. Rowe Price, T. Rowe Price International, Price Hong

Kong, and Price Singapore may receive complimentary and customary fixed income research from various broker-dealers, including broker-dealers with whom fixed income transactions are carried out in accordance with T. Rowe Price’s, T. Rowe Price International’s, Price Hong Kong’s, and Price Singapore’s best execution obligations. Such research, however, is not contingent upon specific trades with the providing broker-dealer. Some research may be incorporated into firm-wide systems or communications, thereby allowing, in some instances, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to access research obtained through commissions generated by an affiliated investment adviser.

At the present time, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore do not recapture commissions, underwriting discounts, or selling-group concessions in connection with debt securities acquired in underwritten offerings. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may, however, have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Directed Brokerage

The Price Funds that invest in U.S. equity securities have adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the broker-dealers and credited to short-term security gain/loss. Although the Price Funds do not recapture commissions in connection with debt securities acquired in underwritten offerings, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Allocation of Brokerage Commissions

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore have policies of not pre-committing a specific amount of business to any broker-dealer over any specific time period. Historically, brokerage placement has been determined, as appropriate, by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may choose to allocate brokerage among several broker-dealers that are able to meet the needs of the transaction.

As an ongoing process, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore assess the contributions of the brokerage and research services provided by major broker-dealers and independent research providers in connection with equity transactions, and create a ranking of such broker-dealers. Portfolio managers, research analysts, and the trading department each evaluate the brokerage, execution, and research services they receive from broker-dealers and independent research providers and make judgments as to the quality of such services. In addition, smaller specialty broker-dealers and independent research providers are targeted to receive a suggested dollar amount of equity business based on an assessment of services they provide, subject to the fiduciary duties of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to seek best execution. Actual commissions received by any firm may not reflect such rankings or suggested targets because brokerage business is allocated on the basis of multiple factors considered in seeking best execution. Accordingly, commission business may be less than the ranking or suggested target, but may also often exceed such suggestions. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore do not exclude a broker-dealer from receiving business because the broker-dealer does not provide research services. Price Singapore uses low touch or execution-only brokers where deemed appropriate.

Allocation of brokerage business is overseen and monitored on a regularly scheduled basis by appropriate personnel and a T. Rowe Price brokerage and trading control committee.

Trade Allocation Policies

T. Rowe Price, T. Rowe Price International, and Price Hong Kong have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis, which may include a system-generated random allocation. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to reallocate in light of a participating portfolio’s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). With respect to any private placement transactions, conditions imposed by the issuer or client may limit availability of allocations to client accounts.

U.S. High Yield Fund

The U.S. High Yield Fund is managed by a separate fixed income investment team in the Philadelphia region (“Philadelphia Team”) which conducts its own research, idea generation and trade execution with its own portfolio manager, analysts, and trader. This separate investment team will make investments in one or more of the same or similar markets as other Price Funds and may directly compete with other Price Funds for the same or similar investment opportunities. The Philadelphia Team will not have access to T. Rowe Price’s global research platform. In many instances, consistent with applicable law, the broker-dealers selling securities to the U.S. High Yield Fund are expected to determine the allocation independent of allocations made by the same broker-dealer to other Price Funds, which is expected to increase overall allocations to the Price Funds, although there can be no guarantee. Although transactions in the same security may take place in the U.S. High Yield Fund and one or more other Price Funds, where feasible and practical, through access controls and other means, certain restrictions have been put in place to keep the Philadelphia Team and the other Price Funds’ investment teams from viewing each other’s orders and holdings.

The U.S. High Yield Fund is eligible to cross or aggregate orders with other portfolios managed by the Philadelphia Team but will not be eligible to cross or aggregate orders with portfolios managed by T. Rowe Price’s other investment teams, including other Price Funds. The Philadelphia Team may trade in the same securities before, at the same time, in close time proximity to, or after T. Rowe Price’s other investment teams, and, as a result, the U.S. High Yield Fund’s execution prices are expected to differ. Additionally, the Philadelphia Team may take opposite positions to other similarly managed Price Funds and vice versa. These potential conflicts may be exacerbated to the extent the Philadelphia Team and/or T. Rowe Price’s other investment teams manage thinly traded or scarce assets.

Maintaining separate management and trade execution within separate portfolio management teams of T. Rowe Price poses other conflicts of interest and may reduce possible benefits to execution, pricing and research capabilities including those related to scale and efficiencies of combined and coordinated operations. In addition, this structure may pose risks inherent in nonsimultaneous trades including adverse effect on the price of a security that could result from placing a number of separate successive or competing client orders and transactions being effected for an account near or at the end of the firm’s total trades in which case such trade order will bear the market price impact, if any, of those trades executed earlier, and, as a result may receive a less favorable net price for the trade.

Miscellaneous

The brokerage allocation policies for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are generally applied to all of their fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore effect securities transactions may be used in servicing all accounts (including non-Price Funds) managed by T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore in connection with the management of that fund. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds’ shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Since certain clients of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore could have similar investment objectives and programs to those of a particular Price Fund, T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may make recommendations to other clients that result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore not to favor one client over another in making recommendations or in placing orders. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore frequently follow the practice of grouping orders of various clients for execution. Clients should be aware, however, that the grouping of their orders with other clients’ orders may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating client’s proportionate share of such order will reflect the average price paid or received with respect to the total order.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore, as applicable, may also include orders on behalf of the Price Funds (including affiliated common trust funds), and the not-for-profit entities, T. Rowe Price Foundation, Inc. and The T. Rowe Price Program for Charitable Giving, Inc., in their aggregated orders from time to time.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may give advice and take action for clients, including the Price Funds, which differs from advice given or the timing or nature of action taken for other clients. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are not obligated to initiate transactions for clients in any security that their principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

T. Rowe Price brokerage and trading control committees are responsible for developing brokerage policies, monitoring their implementation, and resolving any questions that arise in connection with these policies for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore.

T. Rowe Price and its affiliated investment advisers have established a general investment policy that they will ordinarily not make additional purchases of a common stock for their clients (including the Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. Approval may be given for aggregate ownership up to 20%, and in certain instances, higher amounts. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.

Total Brokerage Commissions

The Price Funds’ bond investments are generally purchased and sold through principal transactions, meaning that a fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. As a result, there is no explicit brokerage commission paid on these transactions, although purchases of new issues from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the asked prices). Explicit brokerage commissions are paid, however, in connection with opening and closing out futures positions. In addition, the funds do not incur any brokerage commissions when buying and selling shares of other Price Funds or another open-end mutual fund that is not exchange-traded, although a fund will pay brokerage commissions if it purchases or sells shares of an exchange-traded fund.

The following tables show the approximate total amount of brokerage commissions paid by each fund for its prior three fiscal years. Since bond purchases do not normally involve the payment of explicit brokerage commissions, the tables generally reflect only the brokerage commissions paid on transactions involving equity securities and futures, if applicable. The amount of brokerage commissions paid by a fund may change from year to year because of changing asset levels, shareholder activity, portfolio turnover, or other factors.

Fund	Fiscal Year Ended
	2/28/17	2/29/16	2/28/15
California Tax-Free Bond	$0	(a)	(a)
California Tax-Free Money	0	$0	$0
Floating Rate Multi-Sector Account Portfolio	0	0	0
Georgia Tax-Free Bond	0	(a)	0
High Yield Multi-Sector Account Portfolio	(a)	(a)	0
Intermediate Tax-Free High Yield	0	0	0
Investment-Grade Corporate Multi-Sector Account Portfolio	0	0	(a)
Maryland Short-Term Tax-Free Bond	0	0	0
Maryland Tax-Free Bond	0	(a)	0
Maryland Tax-Free Money	0	0	0
Mortgage-Backed Securities Multi-Sector Account Portfolio	0	0	(a)
New Jersey Tax-Free Bond	0	(a)	(a)
New York Tax-Free Bond	0	(a)	(a)
New York Tax-Free Money	0	0	0
Tax-Efficient Equity	14,092	19,215	10,704
Tax-Exempt Money	0	0	0
Tax-Free High Yield	3,442	8,299	12,466
Tax-Free Income	(a)	1,283	2,400
Tax-Free Short-Intermediate	0	0	0
Virginia Tax-Free Bond	0	(a)	0

(a) Less than $1,000.

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Corporate Income	(a)	$2,690	$4,340
Credit Opportunities	$1,216	3,537	3,646
Floating Rate	0	0	0
Global Multi-Sector Bond	5,656	6,505	18,616
GNMA	40,946	68,890	58,823
Government Money	0	0	0
Government Reserve	0	0	0
High Yield	209,593	97,576	275,032
Inflation Protected Bond	38,829	39,864	18,860
Institutional Cash Reserves	0	(b)	(b)
Institutional Core Plus	13,743	12,892	9,529

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Institutional Credit Opportunities	(a)	2,564	10,343
Institutional Floating Rate	0	0	0
Institutional Global Multi-Sector Bond	1,148	5,988	9,829
Institutional High Yield	37,672	63,110	96,290
Institutional Long Duration Credit	(a)	(a)	(a)
Limited Duration Inflation Focused Bond	579,500	750,170	383,590
New Income	898,803	511,462	433,827
Personal Strategy Balanced	540,432	577,221	448,437
Personal Strategy Growth	578,449	621,999	441,470
Personal Strategy Income	286,186	295,762	210,828
Retirement 2005	0	0	0
Retirement 2010	0	0	0
Retirement 2015	0	0	0
Retirement 2020	0	0	0
Retirement 2025	0	0	0
Retirement 2030	0	0	0
Retirement 2035	0	0	0
Retirement 2040	0	0	0
Retirement 2045	0	0	0
Retirement 2050	0	0	0
Retirement 2055	0	0	0
Retirement 2060	0	0	0
Retirement Balanced	0	0	0
Retirement I 2005 Fund—I Class	0	(b)	(b)
Retirement I 2010 Fund—I Class	0	(b)	(b)
Retirement I 2015 Fund—I Class	0	(b)	(b)
Retirement I 2020 Fund—I Class	0	(b)	(b)
Retirement I 2025 Fund—I Class	0	(b)	(b)
Retirement I 2030 Fund—I Class	0	(b)	(b)
Retirement I 2035 Fund—I Class	0	(b)	(b)
Retirement I 2040 Fund—I Class	0	(b)	(b)
Retirement I 2045 Fund—I Class	0	(b)	(b)
Retirement I 2050 Fund—I Class	0	(b)	(b)
Retirement I 2055 Fund—I Class	0	(b)	(b)
Retirement I 2060 Fund—I Class	0	(b)	(b)
Retirement Balanced I Fund—I Class	0	(b)	(b)
Short-Term	0	0	0
Short-Term Bond	86,898	82,915	47,910
Short-Term Government	(b)	(b)	(b)
Target 2005	0	0	0
Target 2010	0	0	0

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Target 2015	0	0	0
Target 2020	0	0	0
Target 2025	0	0	0
Target 2030	0	0	0
Target 2035	0	0	0
Target 2040	0	0	0
Target 2045	0	0	0
Target 2050	0	0	0
Target 2055	0	0	0
Target 2060	0	0	0
Total Return	1,718	(b)	(b)
Treasury Reserve	0	0	0
U.S. High Yield	0(c)	0(c)	0(c)
U.S. Treasury Intermediate	7,134	6,650	6,243
U.S. Treasury Long-Term	6,740	6,875	8,549
U.S. Treasury Money	0	0	0
Ultra Short-Term Bond	3,595	6,443	10,580

(a) Less than $1,000.

(b) Prior to commencement of operations.

(c) Includes activity of the Henderson High Yield Opportunities Fund (the fund’s Predecessor Fund) through May 19, 2017.

Fund	Fiscal Year Ended
	10/31/16	10/31/15	10/31/14
Africa & Middle East	$277,311	$467,068	$510,129
Asia Opportunities	25,584	41,818	15,923
Cash Reserves	0	0	0
Emerging Europe	196,344	377,614	377,475
Emerging Markets Stock	6,584,243	6,457,463	5,740,921
Emerging Markets Value Stock	30,698	14,380	(a)
European Stock	1,397,264	1,608,282	2,009,199
Global Allocation	71,432	48,988	27,767
Global Growth Stock	87,749	147,373	145,880
Global Stock	715,410	771,933	930,778
Institutional Africa & Middle East	250,095	548,045	556,327
Institutional Emerging Markets Equity	773,732	726,305	862,301
Institutional Frontier Markets Equity	127,142	332,806	9,141
Institutional Global Focused Growth Equity	122,686	152,595	222,994
Institutional Global Growth Equity	334,124	416,019	317,550
Institutional Global Value Equity	7,937	7,447	7,667

Fund	Fiscal Year Ended
	10/31/16	10/31/15	10/31/14
Institutional International Concentrated Equity	287,744	405,813	149,480
Institutional International Core Equity	55,109	76,577	34,342
Institutional International Growth Equity	40,038	50,212	106,136
International Concentrated Equity	16,506	15,419	2,712
International Discovery	2,586,181	3,526,030	3,016,338
International Equity Index	46,984	129,630	58,944
International Stock	8,920,184	10,133,751	11,872,038
International Value Equity	8,980,526	7,341,597	9,200,551
Japan	144,930	242,855	195,579
Latin America	504,705	836,923	1,190,180
Multi-Strategy Total Return	(a)	(a)	(a)
New Asia	3,323,620	6,215,298	7,207,744
Overseas Stock	3,990,345	3,929,189	3,703,462
Summit Municipal Income	(a)	1,575	1,725
Summit Municipal Intermediate	0	8,907	9,375
Summit Municipal Money Market	0	0	0
U.S. Bond Enhanced Index	0	0	0

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	12/31/16	12/31/15	12/31/14
Balanced	$1,082,716	$1,075,195	$984,966
Blue Chip Growth	6,293,560	5,354,293	5,112,270
Capital Appreciation	5,574,216	5,263,297	5,900,170
Capital Appreciation & Income	(a)	(a)	(a)
Capital Opportunity	167,570	233,430	198,716
Diversified Mid-Cap Growth	60,700	63,371	52,065
Dividend Growth	616,162	723,920	493,360
Dynamic Global Bond	7,529	2,638	(a)
Emerging Markets Bond	3,712	3,040	5,567
Emerging Markets Corporate Bond	(c)	0	0
Emerging Markets Corporate Multi-Sector Account Portfolio	(c)	0	0
Emerging Markets Local Currency Bond	4,283	4,443	1,387
Emerging Markets Local Multi-Sector Account Portfolio	(c)	1,023	(c)
Equity Income	5,657,298	9,024,493(b)	2,997,665
Equity Index 500	471,926	594,026	454,462
Extended Equity Market Index	109,994	125,339	83,359
Financial Services	287,149	281,921	318,152
Global Consumer	3,715	(a)	(a)

Fund	Fiscal Year Ended
	12/31/16	12/31/15	12/31/14
Global High Income Bond	0	0	(a)
Global Industrials	7,671	11,811	8,032
Global Real Estate	58,808	78,939(b)	26,294
Global Technology	3,778,513	3,825,837	2,904,014
Growth & Income	744,003	670,099(b)	161,725
Growth Stock	10,725,838	9,524,959	10,064,340
Health Sciences	3,235,309	2,768,827	3,375,078
Institutional Emerging Markets Bond	(c)	(c)	(c)
Institutional International Bond	16,132	15,087	10,114
Institutional Large-Cap Core Growth	432,028	334,758	258,922
Institutional Large-Cap Growth	2,986,956	2,665,999	3,286,380
Institutional Large-Cap Value	773,362	770,537	427,479
Institutional Mid-Cap Equity Growth	1,427,384	1,356,755	1,276,230
Institutional Small-Cap Stock	1,715,183(b)	897,211	682,058
Institutional U.S. Structured Research	169,778	312,681	250,450
International Bond	205,029	129,553	84,507
International Bond Fund (USD Hedged)	(a)	(a)	(a)
Media & Telecommunications	487,045	351,272	811,427
Mid-Cap Growth	6,057,564	6,181,235	6,458,961
Mid-Cap Index	(c)	(c)	(a)
Mid-Cap Value	9,581,393	9,069,765	7,483,406
New America Growth	3,218,071	1,768,542	1,879,605
New Era	3,186,167	3,158,623	3,846,031
New Horizons	6,376,035	5,452,575	6,722,218
QM Global Equity	3,461	(a)	(a)
QM U.S. Small & Mid-Cap Core Equity	7,066	(a)	(a)
QM U.S. Small-Cap Growth Equity (d)	510,686	393,791	155,481
QM U.S. Value Equity	3,772	(a)	(a)
Real Assets	4,233,835	3,406,114	2,834,379
Real Estate	597,331	678,885	489,259
Retirement Income 2020	(a)	(a)	(a)
Science & Technology	3,114,634	3,049,056	2,430,817
Small-Cap Index	(c)	1,164	(a)
Small-Cap Stock	5,188,661	3,360,707	3,545,081
Small-Cap Value	4,300,914	5,373,087(b)	2,649,116
Spectrum Growth	0	0	0
Spectrum Income	0	0	0
Spectrum International	0	0	0
Total Equity Market Index	70,340	72,520	55,668

Fund	Fiscal Year Ended
	12/31/16	12/31/15	12/31/14
U.S. Large-Cap Core	142,247	56,200	28,896
Value	22,420,398	14,749,107	11,454,243

(a) Prior to commencement of operations.

(b) The increase in commissions paid was primarily due to a portfolio manager change during the prior fiscal year, which resulted in a greater repositioning of the portfolio and more frequent trading activity.

(c) Less than $1,000.

(d) The increase in commissions paid was primarily due to a significant increase in the fund’s assets over the prior fiscal year, which required more frequent purchases of securities.

Fund Holdings in Securities of Brokers and Dealers

The following lists the funds’ holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated.

(Amounts in 000s)

California Tax-Free Bond Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,455

California Tax-Free Money Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$500
Wells Fargo Securities	—	1,200

Floating Rate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	—	$128
Goldman Sachs	—	130

High Yield Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Credit Suisse First Boston	—	216

Intermediate Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$473
Goldman Sachs	—	650

Investment-Grade Corporate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,400
Barclays Capital	—	1,372
Citigroup Global Markets	—	2,154
Goldman Sachs	—	2,743
JPMorgan Chase	—	3,852
Morgan Stanley	—	2,506
Wells Fargo Securities	—	1,263

Maryland Tax-Free Money Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo Securities	—	$755

New York Tax-Free Bond Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	—	$3,288
Bank of America Merrill Lynch	—	3,266
Barclays Capital	—	3,761

Tax-Exempt Money Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$4,000
Wells Fargo Securities	—	2,800

Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$49,885
Barclays Capital	—	5,625
Citigroup Global Markets	—	42,975
Goldman Sachs	—	60,743

Tax-Free Income Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$34,972
Goldman Sachs	—	25,172

Tax-Free Short-Intermediate Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$16,160
Barclays Capital	—	6,840
Goldman Sachs	—	28,198

Corporate Income Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$18,340
Barclays Capital	—	2,353
Citigroup Global Markets	—	14,842
CS First Boston	—	8,813
Goldman Sachs	—	23,442
JPMorgan Chase	—	9,241
Morgan Stanley	—	16,735
UBS Securities	—	8,919

Floating Rate Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$852
Citigroup Global Markets	—	2,389
Goldman Sachs	—	1,553
JPMorgan Chase	—	1,079
Morgan Stanley	—	1,285

Global Multi-Sector Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$3,498
Barclays Capital	—	1,678
BBVA Securities	—	1,511
Citigroup Global Markets	—	2,352
Deutsche Bank Securities	—	85
Goldman Sachs	—	1,223
JPMorgan Chase	—	2,799
Morgan Stanley	—	2,315
Wells Fargo Securities	—	226

GNMA Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo Securities	—	$344

Government Money Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$100,000
BNP Paribas Securities	—	157,000
Citigroup Global Markets	—	205,000
Goldman Sachs	—	52,000
HSBC Securities	—	794,000
JPMorgan Chase	—	155,000
RBC Capital Markets	—	437,000
Toronto Dominion Securities	—	124,000

Government Reserve Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$8,000
BNP Paribas Securities	—	499,000
Citigroup Global Markets	—	27,000
Credit Agricole	—	334,400
CS First Boston	—	48,238
Federal Reserve Bank	—	1,475,000
Goldman Sachs	—	891,000
HSBC Securities	—	1,820,000
RBC Capital Markets	—	736,000

High Yield Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$7,821
BNP Paribas Securities	—	13,299
CS First Boston	—	23,886
Goldman Sachs	—	13,811

Inflation Protected Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Banc of America Merrill Lynch	—	$1,510
Barclays Capital	—	224
Citigroup Global Markets	—	61
Goldman Sachs	—	112
Wells Fargo Securities	—	88

Institutional Cash Reserves Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	250
CS First Boston	—	250

Institutional Core Plus Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$7,695
Barclays Capital	—	4,701
Citigroup Global Markets	—	3,118
CS First Boston	—	1,678
Goldman Sachs	—	5,823
JPMorgan Chase	—	8,741
Morgan Stanley	—	7,060
Wells Fargo Securities	—	2,266

Institutional Floating Rate Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,785
Citigroup Global Markets	—	4,382
Goldman Sachs	—	12,299
JPMorgan Chase	—	4,359
Morgan Stanley	—	5,236

Institutional Global Multi-Sector Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$182
Barclays Capital	—	127
Citigroup Global Markets	—	9
CS First Boston	—	115
Goldman Sachs	—	89
JPMorgan Chase	—	285
Morgan Stanley	—	167
Wells Fargo Securities	—	6

Institutional High Yield Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$1,605
CS First Boston	—	4,196

Institutional Long Duration Credit Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$884
Barclays Capital	—	205
Citigroup Global Markets	—	568
Goldman Sachs	—	929
JPMorgan Chase	—	490
Morgan Stanley	—	1,199
Wells Fargo Securities	—	207

Limited Duration Inflation Focused Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$39,098
Barclays Capital	—	20,830
Goldman Sachs	—	5,738
Wells Fargo Securities	—	98

New Income Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$467,483
Barclays Capital	—	346,211
Citigroup Global Markets	—	450,752
Deutsche Bank Securities	—	60,756
Goldman Sachs	—	396,288
JPMorgan Chase	—	611,414
Morgan Stanley	—	563,589
Wells Fargo Securities	—	258,496

Personal Strategy Balanced Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$6,317
Barclays Capital	509	6,255
Citigroup Global Markets	6,866	3,750
CS First Boston	—	1,742
Deutsche Bank Securities	—	313
Goldman Sachs	64	2,939
JPMorgan Chase	18,922	9,588
Morgan Stanley	13,863	6,290
UBS Investment Bank	—	1,714
Wells Fargo Securities	7,331	3,894

Personal Strategy Growth Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$3,122
Barclays Capital	$665	2,754
Citigroup Global Markets	8,282	2,835
CS First Boston Corp.	—	750
Deutsche Bank Securities	—	315
Goldman Sachs	84	2,110
JPMorgan Chase	22,436	3,968
Morgan Stanley	16,678	3,149
UBS Investment Bank	—	784
Wells Fargo Securities	8,686	2,361

Personal Strategy Income Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$6,581
Barclays Capital	$314	6,860
Citigroup Global Markets	3,930	7,483
CS First Boston	—	1,600
Deutsche Bank Securities	—	293
Goldman Sachs	37	5,066
JPMorgan Chase	10,688	9,501
Morgan Stanley	7,973	7,298
UBS Investment Bank	—	2,209
Wells Fargo Securities	4,117	5,377

Short-Term Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	—	$84,995
CS First Boston	—	74,501
Citigroup Global Markets	—	25,000
Credit Agricole	—	65,000
Goldman Sachs	—	100,000

Short-Term Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$121,722
Barclays Capital	—	67,238
Citigroup Global Markets	—	88,001
CS First Boston	—	12,840
Goldman Sachs	—	72,796
HSBC Securities	—	16,180
JPMorgan Chase	—	68,847
Morgan Stanley	—	81,302
Wells Fargo Securities	—	83,069

Total Return Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$92
Citigroup Global Markets	—	430
Goldman Sachs	—	202
JPMorgan Chase	—	86

Treasury Reserve Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$21,000
BNP Paribas Securities	—	356,000
Citigroup Global Markets	—	69,000
Credit Agricole	—	219,000
CS First Boston	—	150,995
Goldman Sachs	—	27,000
HSBC Securities	—	606,000
JPMorgan Chase	—	42,000
RBC Capital Markets	—	481,000

Ultra Short-Term Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,258
Barclays Capital	—	4,277
Citigroup Global Markets, Inc.	—	5,763
Deutsche Bank Securities	—	1,519
Goldman Sachs	—	5,275
HSBC Securities	—	3,082
JPMorgan Chase	—	5,821
Morgan Stanley	—	6,472
Wells Fargo Securities	—	9,191

U.S. High Yield Fund

Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings

N/A	—	—

U.S. Treasury Intermediate Fund

Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings

N/A	—	—

U.S. Treasury Long-Term Fund

Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings

N/A	—	—

U.S. Treasury Money Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$80,000
BNP Paribas Securities	—	283,000
Citigroup Global Markets	—	199,000
Goldman Sachs	—	99,000
HSBC Securities	—	734,000
JPMorgan Chase	—	78,000
RBC Capital Markets	—	166,000
Toronto Dominion Securities	—	175,000

Cash Reserves Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Securities	—	$14,734

European Stock Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$16,067	—

Global Allocation Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$408
Barclays Capital	$31	144
BNP Paribas Securities	379	40
Citigroup Global Markets	432	312
Credit Suisse	33	—
Goldman Sachs	—	205
HSBC Securities	—	22
JPMorgan Chase	1,007	382
Morgan Stanley	654	329

Global Growth Stock Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$1,414	—
Morgan Stanley	1,439	—

Global Stock Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$8,990	—
Morgan Stanley	13,440	—

Institutional Africa & Middle East Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citibank	$4,130	—
Goldman Sachs	3,145	—

Institutional Global Focused Growth Equity Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$1,101	—
Morgan Stanley	1,627	—

Institutional Global Growth Equity Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$5,157	—
Morgan Stanley	5,282	—

Institutional Global Value Equity Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$148	—
JPMorgan Chase	198	—
Morgan Stanley	121	—

Institutional International Concentrated Equity Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Brokerage	$3,908	—

Institutional International Core Equity Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Credit Suisse	$323	—

International Equity Index Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$1,408	—
Credit Suisse	1,044	—
Deutsche Bank	719	—
HSBC Securities	5,401	—
Nomura Securities	617	—
UBS Investment Bank	1,770	—

International Stock Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$155,183	—

International Value Equity Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$63,985	—

Overseas Stock Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$136,969	—
Credit Suisse	30,001	—

Summit Municipal Income Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Banc of America	—	$2,456
Barclays Capital	—	3,207
Goldman Sachs	—	4,314

Summit Municipal Intermediate Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Banc of America	—	$46,913
Goldman Sachs	—	30,864

Summit Municipal Money Market Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$5,745
Toronto Dominion	—	2,610
Wells Fargo	—	3,000

U.S. Bond Enhanced Index Fund

	Fiscal Year Ended 10/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,595
Barclays Capital	—	1,697
Citigroup Global Markets	—	5,947
Credit Suisse	—	900
Goldman Sachs	—	4,355
JPMorgan Chase	—	4,978
Morgan Stanley	—	10,365
Wells Fargo	—	723

Balanced Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$2,781	$19,185
Barclays Capital	2,039	5,818
Citigroup Global Markets	18,007	7,889
Credit Suisse	—	3,159
Goldman Sachs	455	10,831
JPMorgan Chase	41,091	13,737
Morgan Stanley	25,934	10,569
RBC Capital Markets	—	604
UBS Investment Bank	—	1,131
Wells Fargo Securities	17,779	1,940

Blue Chip Growth Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$98,196	—
Goldman Sachs	27,297	—
JPMorgan Chase	215,518	—
Morgan Stanley	714,608	—

Capital Appreciation Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$76,821
Wells Fargo Securities	$319,134	—

Capital Opportunity Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$2,704	—
Citigroup Global Markets	7,030	—
JPMorgan Chase	9,268	—
Morgan Stanley	3,557	—

Dividend Growth Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$187,362	—
Morgan Stanley	61,715	—

Dynamic Global Bond Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$171
Citigroup Global Markets	—	366
Goldman Sachs	—	263
Santander	—	1,411

Emerging Markets Local MAP Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	—	$3
Standard Bank	—	243

Equity Income Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$213,265	—
Citigroup Global Markets	328,351	—
JPMorgan Chase	788,691	—
Morgan Stanley	466,862	—
Wells Fargo	403,681	—

Equity Index 500 Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$329,780	—
Citigroup Global Markets	249,111	—
Goldman Sachs	130,937	—
JPMorgan Chase	454,646	—
Morgan Stanley	90,363	—

Extended Equity Market Index Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Nicolaus	$484	—

Financial Services Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$34,618	—
JPMorgan Chase	29,090	—
Morgan Stanley	20,597	—

Global High Income Bond Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Securities	—	$211

Growth & Income Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$64,551	—
Morgan Stanley	12,925	—

Growth Stock Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$340,846	—
Morgan Stanley	745,981	—

Institutional International Bond Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$210
Citigroup Global Markets	—	42
Goldman Sachs	—	685
HSBC Securities	—	339
Morgan Stanley	—	187
Santander	—	1,475
UniCredit	—	966

Institutional Large-Cap Core Growth Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$6,828	—
Goldman Sachs	1,868	—
JPMorgan Chase	14,989	—
Morgan Stanley	49,694	—

Institutional Large-Cap Growth Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley	$325,807	—

Institutional Large-Cap Value Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$33,694	—
Citigroup	52,411	—
JPMorgan Chase	120,444	—
Morgan Stanley	81,703	—
Wells Fargo	66,914	—

Institutional U.S. Structured Research Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$3,025	—
Citigroup Global Markets	8,069	—
JPMorgan Chase	10,812	—
Morgan Stanley	4,010	—
Wells Fargo	4,860	—

International Bond Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,219
Citigroup Global Markets	—	2,635
Credit Suisse	—	9,483
Goldman Sachs	—	9,249
HSBC Securities	—	5,324
Morgan Stanley	—	3,628
Santander	—	16,130

New America Growth Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$12,417	—

QM Global Equity Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$85	—
Citigroup Global Markets	92	—
JPMorgan Chase	132	—
Morgan Stanley	64	—

QM U.S. Value Equity Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$469	—
Citigroup Global Markets	399	—
Goldman Sachs	219	—
JPMorgan Chase	599	—
Morgan Stanley	205	—

Small-Cap Index Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Nicolaus	$9	—

Small-Cap Value Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Nicolaus	$19,151	—

Total Equity Market Index Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$12,651	—
Citigroup Global Markets	10,110	—
JPMorgan Chase	17,955	—
Morgan Stanley	3,934	—

U.S. Large-Cap Core Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$13,046	—
Morgan Stanley	2,572	—

Value Fund

	Fiscal Year Ended 12/31/16
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	402	—
JPMorgan Chase	1,227	—
Morgan Stanley	458	—

Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:

Fund	Fiscal Year Ended
	2/28/17	2/29/16	2/28/15
California Tax-Free Bond	5.6%	13.3%	5.8%
California Tax-Free Money	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	57.0	47.8	54.3
Georgia Tax-Free Bond	13.8	6.3	3.0
High Yield Multi-Sector Account Portfolio	86.1	66.6	57.1
Intermediate Tax-Free High Yield	16.2	16.3	5.2
Investment-Grade Corporate Multi-Sector Account Portfolio	82.4	70.0	90.2
Maryland Short-Term Tax-Free Bond	35.5	24.3	19.1
Maryland Tax-Free Bond	14.1	6.9	6.9
Maryland Tax-Free Money	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	388.2	339.8	286.7
New Jersey Tax-Free Bond	10.0	7.5	6.9
New York Tax-Free Bond	7.7	11.6	2.9
New York Tax-Free Money	(a)	(a)	(a)
Tax-Efficient Equity	17.0	13.2	16.8
Tax-Exempt Money	(a)	(a)	(a)
Tax-Free High Yield	8.5	13.3	3.7
Tax-Free Income	11.5	8.0	8.4
Tax-Free Short-Intermediate	27.4	14.9	18.7
Virginia Tax-Free Bond	11.8	11.0	6.2

(a) Money funds are not required to show portfolio turnover.

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Corporate Income	41.7%	48.5%	48.9%
Credit Opportunities	62.7	100.9	132.6
Floating Rate	55.9	39.4	55.1
Global Multi-Sector Bond	111.5	163.5	114.1
GNMA	429.2	467.3	430.0
Government Money	(c)	(c)	(c)
Government Reserve	(c)	(c)	(c)
High Yield	74.0	68.4	59.2
Inflation Protected Bond	179.8	102.2	178.2
Institutional Cash Reserves	(c)	(e)	(e)
Institutional Core Plus	104.3	160.1	149.9
Institutional Credit Opportunities	70.5	105.7 (f)	240.4
Institutional Floating Rate	62.9	49.5	48.0
Institutional Global Multi-Sector Bond	116.7	208.0	148.3
Institutional High Yield	79.4	69.7	66.0
Institutional Long Duration Credit	46.9	55.7	65.0
Limited Duration Inflation Focused Bond	114.2	105.4	91.9
New Income	99.9	164.3	144.7
Personal Strategy Balanced	63.1	75.6	68.6
Personal Strategy Growth	58.3	64.0	52.6
Personal Strategy Income	61.2	81.1	73.2
Retirement 2005	15.9	17.7	13.8
Retirement 2010	11.8	14.0	14.3
Retirement 2015	13.4	16.1	14.2
Retirement 2020	14.1	16.3	10.3
Retirement 2025	15.6	14.6	9.2
Retirement 2030	16.4	15.8	9.2
Retirement 2035	15.8	15.2	8.1
Retirement 2040	17.9	15.2	7.8
Retirement 2045	13.6	13.9	7.9
Retirement 2050	16.0	12.9	6.6
Retirement 2055	13.9	11.4	8.3
Retirement 2060	18.8	26.5	23.9
Retirement Balanced	12.3	12.1	15.0
Retirement I 2005 Fund—I Class	31.1	34.0	(e)
Retirement I 2010 Fund—I Class	19.0	12.6	(e)
Retirement I 2015 Fund—I Class	20.3	14.7	(e)
Retirement I 2020 Fund—I Class	11.6	8.0	(e)
Retirement I 2025 Fund—I Class	13.0	7.1	(e)
Retirement I 2030 Fund—I Class	12.4	7.1	(e)
Retirement I 2035 Fund—I Class	12.7	7.0	(e)

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Retirement I 2040 Fund—I Class	11.0	6.2	(e)
Retirement I 2045 Fund—I Class	11.1	5.2	(e)
Retirement I 2050 Fund—I Class	9.0	9.6	(e)
Retirement I 2055 Fund—I Class	11.3	14.5	(e)
Retirement I 2060 Fund—I Class	13.3	14.0	(e)
Retirement Balanced I Fund—I Class	28.0	12.7	(e)
Short-Term	(g)	(g)	(g)
Short-Term Bond	48.9	44.4	53.2
Short-Term Government	(e)	(e)	(e)
Target 2005	33.4	29.8	32.8
Target 2010	22.3	25.1	27.2
Target 2015	19.0	20.7	15.2
Target 2020	17.5	15.6	14.5
Target 2025	17.7	20.3	22.2
Target 2030	17.2	14.7	14.6
Target 2035	16.1	23.1	15.4
Target 2040	20.4	17.0	19.7
Target 2045	19.5	25.7	16.6
Target 2050	25.6	28.5	12.7
Target 2055	24.5	32.8	29.3
Target 2060	55.9	37.5	20.5
Total Return	190.8	(e)	(e)
Treasury Reserve	(c)	(c)	(c)
U.S. High Yield(h)	165.3	174.0	201.0
U.S. Treasury Intermediate	53.8	47.3	60.7
U.S. Treasury Long-Term	32.7	35.8	45.5
U.S. Treasury Money	(c)	(c)	(c)
Ultra Short-Term Bond	115.9	98.9	127.6

(a) The increase in the fund’s portfolio turnover rate resulted from the most recently completed fiscal year being the first full fiscal year that the fund was in operation.

(b) The increase in the fund’s turnover rate was primarily due to adverse market conditions and certain housing policy changes, which resulted in greater reinvestments from mortgage prepayments and an increased focus on purchasing mortgage-backed securities through the “to-be-announced” (TBA) market. To the extent the fund entered into dollar roll transactions, such transactions were accounted for as both purchases and sales, which also had the effect of increasing the fund’s portfolio turnover rate.

(c) Money funds are not required to show portfolio turnover.

(d) The increase in the fund’s turnover rate was primarily due to anticipated interest rate changes and adverse market conditions that significantly impacted inflation-linked securities, which resulted in greater portfolio reallocations than prior years.

(e) Prior to commencement of operations.

(f) The difference in the fund’s portfolio turnover rate resulted from a significant decrease in the fund’s assets during the most recently completed fiscal year.

(g) Funds holding only short-term securities are not required to show portfolio turnover.

(h) The portfolio turnover rates include activity of the Henderson High Yield Opportunities Fund (the fund's predecessor fund) through May 19, 2017. The rates shown for the periods ended May 31, 2015 and May 31, 2016 are for the predecessor fund's fiscal years ended July 31, 2015 and July 31, 2016, respectively. The rate shown for the period ended May 31, 2017, is for the period August 1, 2017 through May 31, 2017.

Fund	Fiscal Year Ended
	10/31/16	10/31/15	10/31/14
Africa & Middle East	82.5%	60.4%	59.3%
Asia Opportunities	52.4	93.0	35.4
Cash Reserves	(a)	(a)	(a)
Emerging Europe	47.5	63.9	31.7
Emerging Markets Stock	24.4	15.8	23.3
Emerging Markets Value Stock	93.8	15.6	(b)
European Stock	36.7	47.7	58.5
Global Allocation	46.6	33.5	33.4
Global Growth Stock	73.3	117.2	103.7
Global Stock	134.6	136.5	137.5
Institutional Africa & Middle East	74.9	60.3	57.8
Institutional Emerging Markets Equity	35.6	21.1	23.8
Institutional Frontier Markets Equity	45.5	48.0	7.5
Institutional Global Focused Growth Equity	136.8	139.8	159.7
Institutional Global Growth Equity	79.6	106.0	100.8
Institutional Global Value Equity	108.3	99.0	88.1
Institutional International Concentrated Equity	120.3	184.0	122.2
Institutional International Core Equity	22.1	18.0	18.7
Institutional International Growth Equity	37.1	36.1	49.8
International Concentrated Equity	147.8	181.1	30.9
International Discovery	27.5	39.6	41.6
International Equity Index	11.4	23.2	7.0
International Stock	36.1	32.4	39.1
International Value Equity	37.1	25.4	44.7
Japan	25.3	54.7	38.3
Latin America	26.9	23.2	20.5
Multi-Strategy Total Return	(b)	(b)	(b)
New Asia	39.4	53.2	58.5
Overseas Stock	13.7	12.8	8.0
Summit Municipal Income	5.7	16.7	9.3
Summit Municipal Intermediate	12.1	11.8	5.9
Summit Municipal Money Market	(a)	(a)	(a)
U.S. Bond Enhanced Index	96.1 (c)	122.0 (c)	74.0

(a) Money funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

(c) The increase in the fund’s turnover rate was primarily due to an increased focus on purchasing mortgage-backed securities through the “to-be-announced” (TBA) market. To the extent the fund entered into dollar roll transactions, such transactions were accounted for as both purchases and sales, which also had the effect of increasing the fund’s portfolio turnover rate.

Fund	Fiscal Year Ended
	12/31/16	12/31/15		12/31/14
Balanced	58.4%	65.1%		52.9%
Blue Chip Growth	32.4	33.1		32.5
Capital Appreciation	61.6	67.1		72.0
Capital Appreciation & Income	(a)	(a)		(a)
Capital Opportunity	46.6	40.7		37.2
Diversified Mid-Cap Growth	20.6	18.2		27.0
Dividend Growth	11.3	24.6		18.6
Dynamic Global Bond	178.5	183.1		(a)
Emerging Markets Bond	59.5	61.5		45.0
Emerging Markets Corporate Bond	130.9	115.1		105.7
Emerging Markets Corporate Multi-Sector Account Portfolio	137.4	110.8		105.4
Emerging Markets Local Currency Bond	119.5	89.6		82.4
Emerging Markets Local Multi-Sector Account Portfolio	119.7	86.1		99.2
Equity Income	19.4	27.2	(b)	9.7
Equity Index 500	8.6	10.0		5.7
Extended Equity Market Index	22.2	23.0		17.1
Financial Services	41.8	38.1		46.6
Global Consumer	28.4	(a)		(a)
Global High Income Bond	107.2	78.9		(a)
Global Industrials	54.5	67.4		48.8
Global Real Estate	17.5	20.5	(b)	9.3
Global Technology	170.8	219.4		228.6
Growth & Income	82.2	76.4	(b)	15.2
Growth Stock	44.1	37.8		36.5
Health Sciences	24.9	31.0		42.2
Institutional Emerging Markets Bond	83.4	72.2		53.5
Institutional International Bond	76.2	63.2		90.4
Institutional Large-Cap Core Growth	40.2	32.7		32.8
Institutional Large-Cap Growth	36.8	39.5		49.9
Institutional Large-Cap Value	26.2	34.1		26.1
Institutional Mid-Cap Equity Growth	35.9	39.6		29.9
Institutional Small-Cap Stock	42.2	28.3		34.7
Institutional U.S. Structured Research	34.0	57.0		47.2
International Bond	72.9	60.0		73.2
International Bond Fund (USD Hedged)	(a)	(a)		(a)

Fund	Fiscal Year Ended
	12/31/16	12/31/15		12/31/14
Media & Telecommunications	15.7	13.5		24.7
Mid-Cap Growth	28.7	27.4		26.6
Mid-Cap Index	30.2	0.9	(c)	(a)
Mid-Cap Value	50.4	45.8		32.2
New America Growth	92.7	81.0		79.4
New Era	65.6	76.7		61.9
New Horizons	42.0	34.1		39.9
QM Global Equity	12.4	(a)		(a)
QM U.S. Small & Mid-Cap Core Equity	10.6	(a)		(a)
QM U.S. Small-Cap Growth Equity	10.1	9.5		16.8
QM U.S. Value Equity	21.8	(a)		(a)
Real Assets	49.0	43.0		42.0
Real Estate	6.1	6.6		3.3
Retirement Income 2020	(a)	(a)		(a)
Science & Technology	81.2	82.0		80.3
Small-Cap Index	22.5	0.9	(c)	(a)
Small-Cap Stock	38.1	20.4		18.2
Small-Cap Value	22.3	32.2	(b)	16.0
Spectrum Growth	10.5	14.6		12.3
Spectrum Income	17.7	17.9		20.4
Spectrum International	10.8	2.1		3.3
Total Equity Market Index	7.2	7.5		5.5
U.S. Large-Cap Core	79.7	57.5		70.7
Value	106.5	68.2		54.0

(a) Prior to commencement of operations.

(b) The increase in the fund’s portfolio turnover rate was primarily due to a portfolio manager change during the prior fiscal year, which resulted in a greater repositioning of the portfolio and more frequent trading activity.

(c) For the period December 9, 2015 through December 31, 2015.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund’s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

The following financial statements are provided in accordance with the Investment Company Act of 1940, which requires a registered investment company to have a net worth of at least $100,000.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND
July 10, 2017

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000
Prepaid registration fees	125,166
Total assets	225,166

Liabilities

Payable to manager	(125,166)
Total liabilities	(125,166)

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares authorized	$100,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

STATEMENT OF OPERATIONS

July 10, 2017

Expenses

Organization expenses	$5,775
Reimbursed by manager	(5,775)
Net investment income	--

INCREASE (DECREASE) IN NET ASSETS FROM START-UP OPERATIONS	$--

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc., was organized on April 27, 2017, as a Maryland corporation with one initial series, the T. Rowe Price Total Return Fund (the fund), and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Through July 10, 2017, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the fund at $10.00 per share on July 10, 2017, to T. Rowe Price Associates, Inc. The exchange was settled in the ordinary course of business on July 10, 2017, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Organization and Offering Costs Organization costs are expensed as incurred and consist of incorporation fees, initial audit fees, and other costs incurred in connection with the establishment of the fund. Offering costs are amortized over a 12-month period upon commencement of fund operations and consist of registration fees, underwriting fees, and initial printing and other costs incurred in connection with the initial offering of the fund.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which will be computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets.

Under the terms of the investment management agreement, the manager will be required to bear all expenses of the Investor Class, excluding interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement, through February 29, 2020, which would otherwise cause the fund’s ratio of total expenses to daily average net assets (expense ratio) of the fund’s Investor Class shares to exceed its expense limitation of 1.35%. The fund will be required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

Through July 10, 2017, the fund incurred organization expenses in the approximate amount of $5,775, which the manager has paid on the fund’s behalf in accordance with the expense limitation. Also, through July 10, 2017, initial offering fees in the amount of $125,166 were paid by the manager on behalf of the fund and will be repaid upon commencement of operations.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

T. Rowe Price Multi-Strategy Total Return Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of the T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the “Fund”) as of July 10, 2017, and the results of its operations for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland

July 24, 2017

The following financial statements are provided in accordance with the Investment Company Act of 1940, which requires a registered investment company to have a net worth of at least $100,000.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND
August 3, 2017

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000
Prepaid registration fees	154,403
Total assets	254,403

Liabilities

Payable to manager	(154,403)
Total liabilities	(154,403)

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares authorized	$100,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND

STATEMENT OF OPERATIONS

August 3, 2017

Expenses

Organization expenses	$5,775
Reimbursed by manager	(5,775)
Net investment income	--

INCREASE (DECREASE) IN NET ASSETS FROM START-UP OPERATIONS	$--

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation & Income Fund, Inc. (the corporation) was organized on October 24, 2016, as a Maryland corporation and is registered under the Investment Company Act of 1940. The Capital Appreciation & Income Fund (the fund) is a diversified, open-end management investment company, and is the only portfolio currently established. Through August 3, 2017, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the fund at $10.00 per share on August 3, 2017, to T. Rowe Price Associates, Inc., via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 3, 2017 with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Organization and Offering Costs Organization costs are expensed as incurred and consist of incorporation fees, initial audit fees, and other costs incurred in connection with the establishment of the fund. Offering costs are amortized over a 12-month period upon commencement of fund operations and consist of registration fees, underwriting fees, and initial printing and other costs incurred in connection with the initial offering of the fund.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets.

Under the terms of an expense limitation agreement, the manager will be required to bear all expenses of the fund, excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring, extraordinary expenses permitted by the expense limitation agreement, through April 30, 2020, which would otherwise cause the fund’s ratio of total expenses to average net assets (expense ratio) of the fund’s Investor Class shares to exceed its expense limitation of 0.74%. The fund will be required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s Investor Class expense ratio to exceed its expense limitation. However, no repayment will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to Price Associates if such repayment does not cause the fund’s Investor Class expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived; and (2) the fund’s Investor Class current expense limitation.

Through August 3, 2017, the fund incurred organization expenses in the approximate amount of $5,775, which the manager has paid on the fund’s behalf in accordance with the expense limitation agreement. Also, through August 3, 2017, initial offering fees in the amount of $154,403 were paid by the manager on behalf of the fund and will be repaid upon commencement of operations.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries will provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
T. Rowe Price Capital Appreciation & Income Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of the T. Rowe Price Capital Appreciation & Income Fund, Inc. (the “Fund”) as of August 3, 2017, and the results of its operations for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Baltimore, Maryland
August 17, 2017

PART II – TABLE OF CONTENTS

PART II

Part II of this SAI describes risks, policies, and practices that apply to the Price Funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds’ investment programs and policies discussed in the funds’ prospectuses. You should refer to each fund’s prospectus to determine the types of holdings in which the fund primarily invests. You will then be able to review additional information set forth herein on those types of holdings and their risks, as well as information on other holdings in which the fund may occasionally invest.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund’s operating policies are subject to change by the fund’s Board without shareholder approval. The funds’ fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

You may also refer to the sections entitled “Portfolio Securities” and “Portfolio Management Practices” for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

Risk Factors of Investing in Foreign Securities

General

Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign OTC markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any mutual fund investing in foreign securities, while others relate more to the countries and regions in which the funds may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the funds rely on the classification made for a particular country by an unaffiliated, third-party data provider.

• Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the funds may invest are not as developed as the U.S. economy and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected debt and equity markets around the world.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

• Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds’ holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the funds’ securities denominated in that currency will decline. The value of fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of a fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the fund will absorb the cost of currency fluctuations.

• Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

• Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds’ foreign portfolio securities may be less liquid, more difficult to value, and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of a fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. The inability of a fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which a fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the funds do not calculate their net asset value. Therefore, the values of a fund’s holdings in those markets may be affected on days when shareholders have no access to the fund.

• Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the funds may also purchase depositary receipts, such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs, GDRs, and EDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs, GDRs, and EDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

For purposes of a fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

• Participation Notes The funds may gain exposure to securities in certain foreign markets through investments in participation notes (“P-notes”). For instance, a fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the funds, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the funds must rely on the creditworthiness of the counterparty for their investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

• Investment Funds The funds may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If a fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

• Financial Information and Governance There is generally less publicly available information about foreign companies when compared to the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

• Taxes The dividends and interest payable on certain of the funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

• Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

• Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, or diplomatic developments which could affect investments by U.S. persons in those countries. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling.

• Europe

Europe includes both developed and emerging markets. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Unemployment in Europe has historically been higher than in the U.S. and public deficits have been an ongoing concern in many European countries.

Fiscal Constraints Most developed countries in western Europe are members of the European Union (“EU”), and many are also members of the European Economic and Monetary Union (“EMU”). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. Member countries are required to maintain tight controls over inflation, public debt, and budget deficits, and these requirements can severely limit EMU member countries’ ability to implement monetary policy to address local or regional economic conditions. The private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole. The imposition of fiscal and monetary controls by EMU countries can have a significant impact on Europe as a whole. In addition, such controls could prove unsustainable and lead to an abrupt and unexpected elimination of the policy, leading to significant volatility. For instance, the Swiss National Bank had adopted a policy in 2011 to guarantee that the Swiss franc would not be worth more than 1.20 euros. In 2015, the Swiss National Bank determined, with little warning to market participants, that it would no longer cap the Swiss franc’s exchange rate against the euro, which led to significant turmoil throughout the markets not only in Europe but globally.

Eurozone Currency Issues While certain EU countries continue to use their own currency, there is a collective group of EU countries, known as the Eurozone, that use the euro as their currency. Although the Eurozone has adopted a common currency and central bank, there is no fiscal union; therefore, money does not automatically flow from countries with surpluses to those with fiscal deficits. Several Eurozone countries continue to face deficits and budget issues, some of which may have negative long-term effects for the economies of not just Eurozone countries but all of Europe. Rising government debt levels could increase market volatility and the probability of a recession, lead to emergency financing for certain countries, and foster increased speculation that certain countries may require bailouts. Eurozone policymakers have previously struggled to agree on solutions to debt crises, which has stressed the European banking system as lending continued to tighten. Similar crises in the future could place additional stress on the banking system and lead to downgrades of European sovereign debt. There continues to be concern over national-level support for the euro, which could lead to the implementation of currency controls, certain countries leaving the EU, or potentially a breakup of the Eurozone and dissolution of the euro. A breakup of the Eurozone, particularly a disorderly breakup, would pose special challenges for the financial markets and could lead to exchange controls and/or market closures. In the event of a Eurozone default or breakup, some of the most significant challenges faced by the funds with euro-denominated holdings and derivatives involving the euro would include diminished market liquidity, operational issues relating to the settlement of trades, difficulty in establishing the fair values of holdings, and the redenomination of holdings into other currencies.

British Exit from EU (“Brexit”) On June 23, 2016, the United Kingdom voted via referendum to leave the EU, which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. On March 29, 2017, the United Kingdom formally notified the European Council of its intention to withdraw and it is expected that the United Kingdom’s exit from the EU will take place within two years thereafter. However, there is still considerable uncertainty relating to the potential consequences of the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

• Emerging Europe, Middle East, and Africa

The economies of the countries of emerging Europe, the Middle East, and Africa, sometimes referred to as “EMEA,” are all considered emerging market economies, and they tend to be highly reliant on the exportation of commodities.

Political and Military Instability Many formerly communist, eastern European countries have experienced significant political and economic reform over the past decade, and a continued eastward expansion of the EU could help to further anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. Political risk for Russia remains high and steps that Russia has recently taken and may take in the future to assert its geopolitical influence may increase the tensions in the region and affect economic growth. The U.S. and EU have instituted sanctions against certain Russian officials and Russian entities in response to political and military actions undertaken by Russia. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, could result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Further sanctions against Russia and any retaliatory action by the Russian government could result in the immediate freeze of Russian securities, either by issuer, sector, or the Russian markets as a whole, any of which would significantly impair the ability of the funds to buy, sell, or receive proceeds from those securities. Ongoing sanctions, the continued disruption of the Russian economy, or future military actions by Russia could severely impact the performance of any funds that hold Russian securities or derivatives with exposure to Russian securities or currency.

Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, leading to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. War, terrorism, and military takeovers could result in a securities market unexpectedly closing for an extended period, which would restrict a fund from selling its securities that are traded in that market. In all parts of EMEA, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers, and result in significant disruptions in securities markets.

Foreign Currency Certain countries in the region may have managed currencies which are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, and many African nations are highly reliant on income from oil sales. Oil prices can have a major impact on these economies. Other commodities such as base and precious metals are also important to these economies. As global supply and demand for commodities fluctuates, the EMEA economies can be significantly impacted by the prices of such commodities.

Custody and Settlement Because of the underdeveloped state of Russia’s financial and legal systems, the settlement, clearing, and registration of securities transactions are subject to heightened risks. Equity securities in Russia are issued only in book entry form, and ownership records are maintained in a decentralized fashion by registrars who are under contract with the issuers. Although a fund’s Russian sub-custodian maintains copies of the registrar’s records on its premises, such records may not be legally sufficient to establish ownership of securities. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Although a fund investing in Russian securities seeks to ensure through its custodian that its interest continues to be appropriately recorded, it is possible that a fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, it is possible that a registrar could be suspended or its license revoked, which would impact a fund’s holdings at that registrar until the suspension is lifted or the companies’ records are transferred to an alternative registrar. Finally, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

• Latin America

The majority of Latin American countries have been characterized at various times by high interest and unemployment rates, inflation, an over-reliance on commodity trades, and government intervention.

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability and Government Control Certain Latin American countries have been marred by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Many Latin American governments have exercised significant influence over their country’s economies, which can have significant effects on companies doing business in Latin America and the securities they issue. These governments have often changed monetary, taxation, credit, tariff, and other policies to alter the direction of their economies. Actions to control inflation have involved the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls, and limiting imports. Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors, such as the funds, of proceeds from the sale of Brazilian securities.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into other currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries have been among the largest debtors of emerging market countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Foreign Trade Because commodities, such as agricultural products, minerals, oil, and metals, represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities.

• Japan

The Japanese economy fell into a recession in the late 2000’s due in part to the global economic crisis during that period. This economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan’s government has recently implemented significant economic reform aimed at jump-starting the Japanese economy and boosting the competitiveness of Japanese goods in world markets. Through aggressive monetary easing, temporary fiscal stimulus, and overall structural reform, the program is designed to end the recent cycles of deflation, falling prices, and declining wages.

Banking System To help sustain Japan’s economic recovery and improve its economic growth, many believe an overhaul of the nation’s financial institutions is necessary. Banks, in particular, may have to reform themselves to become more competitive. While successful financial sector reform would contribute to Japan’s economic recovery at home and would benefit other economies in Asia, internal conflict over the proper way to reform the banking system currently persists.

Natural Disasters Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on a fund’s holdings in Japanese securities. Japan also has one of the world’s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya. Therefore, a natural disaster centered in or very near one of these cities could have a particularly devastating effect on Japan’s financial markets. Japan’s recovery from the recession has been affected by economic distress from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Since the earthquake, Japan’s financial markets have fluctuated dramatically.

Energy Importation Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee that this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan’s economy and Japan’s economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations. Because of the concentration of Japanese exports in highly visible products such as automobiles and technology, and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan even more dependent on exports to sustain its economy. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

• Asia (excluding Japan)

Asia includes countries in all stages of economic development, some of which have been characterized at times by over-extension of credit, currency fluctuations, devaluations, restrictions, unstable employment rates, over-reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Political and Social Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption to securities markets. For example, there is a demilitarized border and hostile relations between North and South Korea, and the Taiwanese economy has been affected by security threats from China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property and its legal system is still developing, making it more difficult to obtain or enforce judgments. At times, religious, cultural, and military disputes within and outside India have caused volatility in the Indian securities markets and such disputes could adversely affect the value and liquidity of a fund’s investments in Indian securities in the future.

Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Interrelated Economies and International Trade A number of Asian companies are highly dependent on foreign loans for their operation, some of which may impose strict repayment term schedules and require significant economic and financial restructuring. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. China has had an increasingly significant and positive impact on the region and the global economy, but its continued success depends on its ability to retain the legal and financial policies that have fostered economic freedom and market expansion. China’s central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership. Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a fund invests. The Hong Kong, Taiwanese, and Chinese economies can be dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Also, foreign investments may be restricted. Changes in government policy could significantly affect the local markets.

Investments in Local Chinese Stocks Certain funds may invest in local Chinese securities, referred to as China A-shares, through the use of a qualified foreign institutional investor (“QFII”) license. The China Securities Regulatory Commission (“CSRC”) has the authority to grant QFII licenses, which allow foreign investments in A-shares on the Shanghai and Shenzhen Stock Exchanges and certain other securities historically not eligible for investment by non-Chinese investors. Each QFII is authorized to invest in China A-shares only up to a specified quota established by the Chinese State Administration of Foreign Exchange (“SAFE”). T. Rowe Price has received a QFII license permitting it to invest a portion of the assets of the Emerging Markets Stock, Institutional Emerging Markets Equity, International Discovery, and New Asia Funds in local Chinese securities. Although the laws of China permit the use of nominee accounts for clients of investment managers who are QFIIs, the Chinese regulators require the securities trading and settlement accounts to be maintained in the name of the QFII on behalf of the funds. Chinese regulators have been made aware that T. Rowe Price is acting as investment manager only and that any assets invested in A-shares belong to the funds. The funds’ custodian bank will maintain a specific sub-account for the A-share investments in the name of each fund. However, there is a risk that creditors of T. Rowe Price may assert that T. Rowe Price, and not the individual fund, is the legal owner of the securities and other assets in the accounts. If a court upholds such an assertion, creditors of T. Rowe Price could seek payment from the funds’ A-share investments.

Additional risks include a potential lack of liquidity, greater price volatility, and restrictions on the repatriation of invested capital. Because of low trading volume and various restrictions on the free flow of capital into the A-share market, the A-share market could be less liquid and trading prices of A-shares could be more volatile than other local securities markets. In addition, net realized profits on fund investments in A-shares may only be repatriated under certain conditions and upon the approval of SAFE.

Other funds may also invest in certain Shanghai-listed and Shenzhen-listed securities (“Stock Connect Securities”) through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect (“Stock Connect”), which are securities trading and clearing linked programs developed by Hong Kong Exchanges and Clearing Limited (“HKEC”), the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the China Securities Depository and Clearing Corporation Limited (“ChinaClear”) to permit mutual stock market access between mainland China and Hong Kong. Hong Kong Securities Clearing Company Limited (“HKSCC”), a clearing house operated by HKEC, acts as nominee for participants, such as the funds, accessing Stock Connect Securities.

Since the relevant regulations governing Stock Connect Securities are relatively new and untested, they are subject to change and there is no certainty as to how they will be applied. In particular, the courts may consider that the nominee or custodian, as registered holder of Stock Connect Securities, has full ownership over the Stock Connect Securities rather than the funds as the underlying beneficial owner. HKSCC, as nominee holder, does not guarantee the title to Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, title to these securities, or the rights associated with them such as participation in corporate actions or shareholder meetings, cannot be assured. In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with participants will be limited to assisting participants with claims and a fund may not fully recover its losses or the Stock Connect Securities it owns. Recovery of the funds’ property may also be subject to delays and expenses, which may be material. Further, investors are currently able to trade Stock Connect Securities only up to certain daily maximums. Buy order and sell orders offset for purposes of the daily quota, which is applied to all market participants and not specifically to the funds or investment manager. If the daily quota is reached or a stock is recalled from the scope of eligible stocks for trading via the Stock Connect, a fund’s investment program would be adversely impacted.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the credit rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody’s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody’s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds’ Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

Mortgage-backed securities, including Government National Mortgage Association (“Ginnie Mae” or “GNMA”) securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of “locking in” long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds.

Conversely, in a rising interest rate environment, such prepayments can be reinvested at higher prevailing interest rates, which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds’ portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities (“ARMs”), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High-Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

• Lower-Rated Debt Securities An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the funds’ portfolios, the funds’ net asset value, and the ability of the bonds’ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds which invest in lower-rated debt securities is more risky than investment in shares of funds which invest only in higher-rated debt securities.

• Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, the funds may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

• Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value, either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities which the funds own will affect its net asset value per share. If market quotations are not readily available for the funds’ lower-rated or nonrated securities, these securities will be valued by a method that the funds’ Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

• Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. The funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s, S&P, and Fitch represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. In 2010, Moody’s and Fitch recalibrated their ratings of municipal securities so they could use a single ratings scale for both municipal and corporate debt securities. This resulted in upgrades to ratings of certain municipal issuers based on the change in methodology and not on improvements in credit quality. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. “Flat Tax” and “Value Added Tax” proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund’s portfolio would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. The lowering of income tax rates, including lowering tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance; or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in an effort to improve the bond’s credit rating. By meeting the insurer’s standards and paying an insurance premium based on the bond’s principal and interest value, the issuer may be able to obtain a higher credit rating for the bond. The credit rating assigned to an insured municipal bond will usually reflect the financial strength of the issuer or insurer, whichever is higher. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond’s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond’s interest and principal when due if the issuing entity defaults on the insured bond. Defaults on insured municipal bonds have been fairly low to date, but certain of these insurers’ ratings have been downgraded and they are no longer insuring newly issued bonds. It is possible that there could be additional insurer downgrades and that default rates on insured bonds could increase substantially, which could further deplete an insurer’s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer’s rating, could adversely affect the values of all the bonds it insures despite the quality of the underlying issuer. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund’s assets may be insured by a single insurer.

High-Yield Securities Lower-quality bonds, commonly referred to as “junk bonds,” are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price’s credit analysis than would be the case if the funds were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of the funds to dispose of their portfolio securities. Bonds for which there is only a “thin” market can be more difficult to value because objective pricing data may be less available and judgment would therefore play a greater role in the valuation process.

Risk Factors of Investing in Money Market Funds

The T. Rowe Price money market funds limit their purchases of portfolio holdings to those U.S. dollar-denominated securities which the funds’ Boards determine present minimal credit risk and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Through October 13, 2016, eligible securities were generally securities that were rated (or whose issuer had been rated or whose issuer had comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations (“NRSROs”) or, in the case of any holding that was not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the funds’ Boards. In addition, the funds treated certain variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.

Effective October 14, 2016, Rule 2a-7 no longer references credit ratings by NRSROs, but continues to require money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days, and that have been determined by the money market funds’ Boards (or the funds’ investment adviser, if the Boards delegate such power to the investment adviser) to present minimal credit risks to the money market funds. Accordingly, each T. Rowe Price money market fund only purchases securities that present minimal credit risks in the opinion of T. Rowe Price, pursuant to guidelines approved by each fund’s Board. In making its minimal credit risks determinations, T. Rowe Price considers the capacity of each security’s issuer or guarantor to meet its financial obligations, and in doing so, considers, to the extent appropriate, the following factors, as required by Rule 2a-7: (1) the issuer or guarantor’s financial condition; (2) the issuer or guarantor’s sources of liquidity; (3) the issuer or guarantor’s ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (4) the strength of the issuer or guarantor’s industry within the economy and relative to economic trends, and issuer or guarantor’s competitive position within its industry. In making determinations regarding minimal credit risks, T. Rowe Price may consider additional factors, including, for example, certain asset-specific factors. Pursuant to Rule 2a-7 and guidelines approved by the funds’ Boards, T. Rowe Price provides an ongoing review of the credit quality of each portfolio security to determine that the security continues to present minimal credit risks. A security may need to be sold if its maturity or credit quality is not acceptable under Rule 2a-7.

Pursuant to certain amendments to Rule 2a-7 that became effective on October 14, 2016, a “government money market fund” is required to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. Government securities include any security issued or guaranteed as to principal or interest by the U.S. and its agencies or instrumentalities.

There can be no assurance that the funds will achieve their investment objectives or, in the case of retail or government money market funds, be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk, even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds’ portfolio investments, and a decline in interest rates could increase the value.

Pursuant to Rule 2a-7, “retail money market funds” are required to implement policies and procedures reasonably designed to limit investments in the funds to accounts beneficially owned by natural persons. Funds designated “retail money market funds” have implemented policies and procedures designed to limit new investments to accounts beneficially owned by natural persons and have obtained assurances from financial intermediaries that they have developed adequate procedures to limit new investments in the fund to accounts beneficially owned by natural persons. The T. Rowe Price retail money market funds will involuntarily redeem investors who do not satisfy these eligibility requirements.

State Tax-Free Funds

The following information about the state tax-free funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond and California Tax-Free Money Funds

Risk Factors Associated with a California Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of California and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from California income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and California income tax. The issuers of these debt obligations include the state of California and its agencies and authorities, counties and municipalities and their agencies and authorities, various California public institutions of higher education, and certain California not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, electric power, and healthcare. The state of California, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are generally backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of the receipt of revenues. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. Local governments also raise capital through the use of Mello-Roos, 1915 Act Bonds, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Political and Legislative Conditions Certain provisions of the California state constitution and state statutes limit the taxing and spending authority of California governmental entities, thus affecting their ability to meet debt service obligations. For example, the constitution limits ad valorem taxes on real property to 1% of “full cash value” and restricts the ability of taxing entities to increase real property taxes. It also prohibits the state from spending revenues beyond its annually adjusted “appropriations limit.” Yet another provision further restricts the ability of local governments to levy and collect existing and future taxes, assessments, and fees. In addition to limiting the financial flexibility of local governments in the state, the provision also increases the possibility of voter-determined tax rollbacks and repeals.

One effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt requiring voter approval and pledging of future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. Although Orange County notably filed for protection under the U.S. Bankruptcy Code in 1994, overall the state and its underlying governments have displayed flexibility in overcoming the negative effects of past initiatives.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of California, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While California’s economy has been diverse and resilient, and is typically the largest among the 50 states, the state of California is also normally among the most highly indebted states in the nation. The state has historically experienced more extreme swings in employment levels and property values relative to the rest of the country. In addition, California is more prone to earthquakes and other natural disasters, which can result in sudden economic downturns and the unexpected inability of issuers to meet their obligations, as well as a long-lasting negative impact on the overall California municipal securities market. More detailed information regarding economic conditions and the financial strength of California is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry’s moves toward deregulation and increased competition. California’s original electric utility restructuring plan proved to be flawed as it placed over-reliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Now that deregulation has been suspended, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Other risks include unexpected outages, plant shutdowns, and more stringent environmental regulations.

Georgia Tax-Free Bond Fund

Risk Factors Associated with a Georgia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of Georgia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Georgia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Georgia income tax. The issuers of these debt obligations include the state of Georgia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Georgia public institutions of higher education, and certain Georgia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Georgia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The Georgia Constitution imposes certain debt limits and controls. The state’s general obligation highest annual debt service requirement cannot exceed 10% of the prior year’s State treasury receipts. The state also established “debt affordability” limits which provide that outstanding debt will not exceed 3.5% of personal income or that maximum annual debt service will not exceed 7% of the prior year’s State treasury receipts.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Georgia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Georgia is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated with a Maryland Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of Maryland and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from Maryland income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Maryland income tax. The issuers of these debt obligations include the state of Maryland and its agencies and authorities, counties and municipalities and their agencies and authorities, various Maryland public institutions of higher education, and certain Maryland not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Maryland, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. The state constitution imposes a 15-year maturity limit on state-issued general obligation bonds. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Maryland. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Maryland.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of Maryland, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of Maryland is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and of uncertain duration.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

New Jersey Tax-Free Bond Fund

Risk Factors Associated with a New Jersey Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of New Jersey and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from New Jersey income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New Jersey income tax. The issuers of these debt obligations include the state of New Jersey and its agencies and authorities, counties and municipalities and their agencies and authorities, various New Jersey public institutions of higher education, and certain New Jersey not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New Jersey, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is “appropriation-backed.” This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. These issues are sold through various governmental conduits, such as the New Jersey Economic Development Authority and various local issuers, and are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New Jersey, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. The state of New Jersey is typically among the most highly indebted states in the nation. More detailed information regarding economic conditions and the financial strength of New Jersey is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

New York Tax-Free Bond and New York Tax-Free Money Funds

Risk Factors Associated with a New York Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of New York and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from New York income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New York income tax. The issuers of these debt obligations include: the state of New York, New York City, and their agencies and authorities; counties, other municipalities, and their agencies and authorities; various New York public institutions of higher education; and certain New York not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New York, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state of New York or New York City. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is “appropriation-backed.” This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of New York, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. The state of New York is typically among the most highly indebted states in the nation and New York City is typically one of the most indebted U.S. cities. More detailed information regarding economic conditions and the financial strength of New York is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

Virginia Tax-Free Bond Fund

Risk Factors Associated with a Virginia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the commonwealth of Virginia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Virginia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Virginia income tax. The issuers of these debt obligations include the commonwealth of Virginia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Virginia public institutions of higher education, and certain Virginia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, healthcare, and industrial development. The commonwealth of Virginia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. Under Virginia law, general obligation debt is limited to 1.15 times the average of the preceding three years’ income tax and sales and use collections. However, bonds issued by many counties, municipalities, and agencies of the commonwealth and local government are not backed by the full faith and credit of the commonwealth but instead are subject to annual appropriations from the commonwealth’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Virginia. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Virginia.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the commonwealth of Virginia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Virginia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Virginia is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

All Tax-Free Funds

Puerto Rico From time to time, the funds may invest in debt obligations of the Commonwealth of Puerto Rico and its public corporations, as well as debt obligations of other U.S. territories, the interest of which may be exempt from U.S. federal, state, and local income taxes. As of October 1, 2017, the general obligation debt of Puerto Rico was rated Caa3 by Moody’s, D by S&P, and D by Fitch; the outlook is negative by Moody’s while the S&P and Fitch outlooks are not applicable since Puerto Rico is at the lowest credit rating. This reflects that each credit rating firm has downgraded its respective ratings of Puerto Rico’s general obligation debt further below investment grade, along with the ratings of certain related Puerto Rico issuers. The below investment-grade credit ratings reflect, in part, Puerto Rico’s default on its debt payments commencing on August 1, 2015 and continuing, as well as concerns regarding the deterioration of economic and fiscal conditions within the Commonwealth, structural budget imbalances, impaired access to capital, diminished liquidity, underfunded pensions, and a rising debt burden. Developments over the past year have continued to highlight the seriousness of Puerto Rico’s fiscal crisis. In June 2015, the commonwealth’s governor, Alejandro Garcia Padilla, said that Puerto Rico would be unable to continue servicing its debt, a reversal of the previous position of the island’s government. That was followed in September 2015 by the commonwealth’s Fiscal and Economic Growth Plan, which called into question the constitutional protection of Puerto Rico’s general obligation bonds and recommended negotiations to restructure its debt. In April 2016, Puerto Rico passed legislation that would allow the governor to declare a state of emergency that would stop payments on the island’s debts through early 2017. In reaction to these developments, the U.S. Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) in June 2016, establishing a federally-appointed fiscal control board (FCB) to oversee the island’s financial operations and possible debt restructuring. Members of the fiscal control board were announced by the Obama administration in August 2016. Over the course of numerous meetings between the commonwealth’s current governor, Richard Rossello, and the FCB, a financial plan emerged that provided only 23% bondholder recovery. When a PROMESA-allowed stay on litigation expired on May 1, the FCB triggered Title III of PROMESA (quasi-bankruptcy) as it deemed attempts to negotiate with bondholders unsuccessful. As a result of the challenging economic and fiscal environment facing the U.S. territory, certain securities issued by the Commonwealth of Puerto Rico and its agencies are currently considered below investment grade. Below investment grade credit ratings, along with further downgrades, could weaken the demand for such securities, prevent those issuers from obtaining the financing they need, and limit their ability to pay interest and principal when due. Should the economic or fiscal conditions in Puerto Rico persist or worsen, the volatility, liquidity, credit quality, and performance of its municipal obligations could be severely affected. As such, a fund’s performance could be adversely impacted to the extent it has exposure to Puerto Rico municipal obligations. On September 20, Hurricane Maria crossed through Puerto Rico causing significant damage; it is expected recovery will be prolonged and require considerable resources. While the federal government has pledged assistance, through FEMA and other programs, Puerto Rico may lose population given the severity of the damage and the timeframe for re-building.

Debt As of February 1, 2017, the outstanding debt of Puerto Rico totaled $69 billion, which is large relative to the size of its economy. This includes bonds supported by the commonwealth’s general obligation pledge, appropriations or guarantee; public corporations such as highways, water and sewer, and electric power, and municipalities.

Guaranteed direct obligations of the commonwealth supported by a general obligation pledge are subject to limitations imposed by the commonwealth’s constitution. Debts of its municipalities are typically supported by property taxes and municipal license taxes, with support from the commonwealth, if necessary. Debts of its public corporations are generally supported by the entity’s revenues or by the commonwealth’s appropriations or taxes.

Though different measures suggest Puerto Rico’s debt burden is high relative to a U.S. state, the commonwealth issues or supports bonds on behalf of municipalities and other governmental units. In many cases, this type of debt would be issued by local government or public agencies which are independent entities in the mainland United States. One measure to monitor the commonwealth debt levels is by comparing the rate of growth of its debt to the rate of growth of its gross national product (“GNP”). According to the Puerto Rico Planning Board, GNP is projected to decrease 1.8% and 2.3% in fiscal years 2016 and 2017, respectively, whereas debt levels have been essentially flat.

Economy Puerto Rico’s economy is linked in many ways to the mainland U.S. economy. Like the mainland United States, the commonwealth experienced an economic recession in the late 2000’s. Government officials estimate that the economy (as measured by real GNP) contracted 3.8% in 2009, 3.6% in 2010, and 1.7% in 2011, then grew by 0.5% during 2012, and contracted by 0.1% in 2013, and 1.7% in 2014. The forecast for growth is lower than that of the mainland United States as noted above.

Manufacturing, especially pharmaceuticals, is very important to the local economy in Puerto Rico. Manufacturing accounted for approximately 48% of GDP in 2014, and 8% of non-farm payroll employment.

Services are another component of the local economy, and represented 43% of GDP and 63% of employment in 2014. Tourism is an important sub-sector of services, and an important driver of Puerto Rico’s economy. The number of tourists and the value of their expenditures increased 28% between 2009 and 2014.

For many years, mainland U.S. companies operating in Puerto Rico were eligible to receive special tax treatment. Since 1976, Section 936 of the U.S. tax code entitled certain corporations to credit income derived from business activities in the commonwealth against their United States federal corporate income tax and spurred significant expansion in capital intensive manufacturing, particularly large pharmaceutical firms. The tax benefits, however, were eliminated beginning with the 2006 tax year. Following the phase outs, indications are that major pharmaceutical, instrument, and electronic manufacturing firms have not exited the market, but employment in this sector is trending downward as some individual plants have closed while others have become more automated.

Financial Puerto Rico has yet to release its fiscal year 2015 audited financial statements; as such, the following financial information is based on preliminary and unaudited figures released by the commonwealth. Puerto Rico’s general fund revenues, on a budgetary basis, were $9.0 billion in fiscal year 2015 (yielding a deficit of $1.0 billion). In comparison, fiscal year 2014 produced a $1.2 billion deficit. The Governor and his administration implemented various fiscal measures, including substantial borrowings, expense re-structuring, and tax reform in an effort to reduce the budget gap but were unsuccessful in doing so. A balanced budget was originally projected for fiscal year 2016 but looks to be a deficit of $0.90 billion. For fiscal year 2017, Puerto Rico’s general fund revenues (unaudited) are running 2% above fiscal year 2016. The Governor and his administration have proposed various measures to bring fiscal year operations into balance, but there are no assurances that this can be achieved.

All Funds

Cyber Security Risk

As the use of the Internet and other technologies has become more prevalent in the course of business, the funds have become more susceptible to operational and financial risks associated with cyber attacks. Cyber security incidents can result from deliberate attacks, such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of the funds, or their service providers or the issuers of securities in which the funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of fund shareholders to transact, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyber attacks, there is no guarantee that those measures will be effective, particularly since the funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

PORTFOLIO SECURITIES

Types of Securities

Set forth below is additional information about certain of the investments described in the funds’ prospectuses.

Equity Securities

Common and preferred stocks both represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters while preferred stock does not ordinarily carry voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of secured and unsecured creditors and owners of bonds take precedence over the claims of those who own preferred stock, and the owners of preferred stock take precedence over the claims of those who own common stock.

Although owners of common stock are typically entitled to receive any dividends on such stock, owners of common stock participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Because increases and decreases in earnings are usually reflected in a company’s stock price, common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or non-participating, or adjustable rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock, while a passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while non-participating preferred stock is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in certain interest rates. Convertible preferred stock is exchangeable for a specified number of common stock shares and is typically more volatile than non-convertible preferred stock, which tends to behave more like a bond.

The funds may make equity investments in companies through initial public offerings and by entering into privately negotiated transactions involving equity securities that are not yet publicly traded on a stock exchange. Stocks may also be purchased on a “when-issued” basis, which is used to refer to a security that has not yet been issued but that will be issued in the future. The term may be used for new stocks and stocks that have split but have not yet started trading.

Debt Securities

• U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. U.S. Treasury Obligations may also include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”), as well as Treasury inflation protected securities (“TIPS”) whose principal value is periodically adjusted according to the rate of inflation.

• U.S. Government Agency Securities Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These may also include securities issued by eligible private institutions that are guaranteed by certain U.S. government agencies under authorized programs.

• Bank Obligations Certificates of deposit, banker’s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

• Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

• Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

• Corporate Debt Securities Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

• Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

• Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

• Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

• Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

• Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them or a downturn in housing prices. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

• U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), and the Federal Agricultural Mortgage Corporation (“Farmer Mac” or “FAMC”). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality’s right to borrow from the U.S. Treasury. On September 7, 2008, FNMA and FHLMC were placed under conservatorship of the Federal Housing Finance Agency, an independent federal agency. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

• GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the

“Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949, or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944, as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

• FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

• FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC Certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

• FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended. FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC Certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA Certificates as 30-year securities which prepay in full in the 12th year. FNMA and FHLMC Certificates may have differing prepayment characteristics.

Fixed-rate mortgage-backed securities bear a stated “coupon rate” which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

• Commercial Mortgage-Backed Securities (“CMBS”) These are securities created from a pool of commercial mortgage loans, such as loans for hotels, restaurants, shopping centers, office buildings, and apartment buildings. Interest and principal payments from the underlying loans are passed through to the funds according to a schedule of payments. CMBS are structured similarly to mortgage-backed securities in that both are backed by mortgage payments. However, CMBS involve loans related to commercial property, whereas mortgage-backed securities are based on loans relating to residential property. Because commercial mortgages tend to be structured with prepayment penalties, CMBS generally carry less prepayment risk than loans backed by residential mortgages. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, and servicing agents, or due to deterioration in the general state of commercial real estate or overall economic conditions.

• Collateralized Mortgage Obligations (“CMOs”) CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

New types of CMO tranches continue to evolve such as floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. Some newer structures could affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

• U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S. Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

• Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-

Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

• Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds’ quality standards. The funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds’ quality standards.

• Stripped Mortgage-Backed Securities These instruments represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities (“IOs”) receive the interest portion of the cash flow while principal only securities (“POs”) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped mortgage-backed securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the PO, as with other mortgage-backed securities described herein, and other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The determination of whether a particular IO or PO is liquid is made on a case by case basis under guidelines and standards established by the funds’ Boards. The funds’ Boards have delegated to T. Rowe Price the authority to determine the liquidity of these instruments based on a number of factors such as: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue’s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

• Adjustable Rate Mortgage Securities ARMs, like fixed-rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed-rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate “index” such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the “margin,” to the interest rate of the index. Investment in ARMs allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed-rate mortgage securities. ARMs are a less effective means of locking in long-term rates than fixed-rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

• TBAs and Dollar Rolls Funds that purchase or sell mortgage-backed securities may choose to purchase or sell certain mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be announced” (TBA) market. With TBA transactions, the fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered to be TBA because the fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, a fund may choose to extend the settlement through a “dollar roll” transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the fund’s returns and reduce its administrative burdens when compared with holding mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. During the roll period, the fund forgoes principal and interest paid on the securities. However, the fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the fund may be less favorable than the security delivered to the dealer.

• Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds’ objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Background The asset-backed securities (“ABS”) market has been one of the fastest growing sectors of the U.S. fixed-income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today’s market has evolved to include a variety of asset types including home equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market’s demand for various maturities and credit quality.

Structure Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (“SPV”). The collateral types can vary, so long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to a SPV are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a triple-A rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment grade. Many ABS transactions are structured to include payout events/performance triggers which provide added protection against deteriorating credit quality.

ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.

Underlying Assets The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.

Methods of Allocating Cash Flows While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund’s investment objectives, policies, and restrictions.

Types of Credit Support Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, “external credit enhancement,” through various means of structuring the transaction, “internal credit enhancement,” or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:

• Excess Spread Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.

• Subordination Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.

• Reserve Funds Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.

• Overcollateralization A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.

• Surety Bonds Typically consist of third-party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.

Some of the specific types of ABS that the funds may invest in include the following:

• Home Equity Loans These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with unblemished credit histories with regard to the borrower’s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.

As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.

With respect to first lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator’s first lien mortgage loan, additional financing which is subordinate to that first lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.

Risk regarding mortgage rates

The pass-through rates on the adjustable-rate certificates may adjust monthly and are generally based on one-month LIBOR. The mortgage rates on the mortgage loans are either fixed or adjusted semiannually based on six-month LIBOR, which is referred to as a mortgage index. Because the mortgage index may respond to various economic and market factors different than those affecting one-month LIBOR, there is not necessarily a correlation in the movement between the interest rates on those mortgage loans and the pass-through rates of the adjustable rate certificates. As a result, the interest payable on the related interest-bearing certificates may be reduced because of the imposition of a pass-through rate cap called the “net rate cap.”

Yield and reinvestment could be adversely affected by unpredictability of prepayments

No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors which influence prepayment behavior include general economic conditions, the level of prevailing interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower yielding securities.

• Credit Card-Backed Securities These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer dated maturities, most Credit Card-Backed Securities are issued with an initial “revolving” period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events which may signal a potential deterioration in the quality of the assets backing the security.

• Automobile Loans These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets which pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle, or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. TIPS are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Municipal inflation bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.

Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for the fund.

Inflation adjustments or TIPS that exceed deflation adjustments for the year will be distributed by a fund as a short-term capital gain, resulting in ordinary income to shareholders. Net deflation adjustments for a year could result in all or a portion of dividends paid earlier in the year by a fund being treated as a return of capital.

Collateralized Bond or Loan Obligations

Collateralized Bond Obligations (“CBOs”) are bonds collateralized by corporate bonds, mortgages, or pools of asset-backed securities and Collateralized Loan Obligations (“CLOs”) are bonds collateralized by pools of bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. Most CBOs tend to be collateralized by high-yield bonds or loans, with heavy credit enhancement.

Loan Participations and Assignments

Loan participations and assignments (collectively, “participations”) will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries which is referred to as Loans to Developing Countries debt (“LDC debt”). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to meet its obligations when they become due. The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating-rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement, or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

The determination of whether particular loan participations are liquid is made on a case by case basis under guidelines and standards established by the funds’ Boards. The funds’ Boards have delegated to T. Rowe Price the authority to determine the liquidity of these investments based on a number of factors. These factors may include: the frequency of trades and quotes for the loan; number of dealers willing to purchase or sell and number of other potential purchasers; nature of the trading market, such as the time needed to dispose of the security, the method of soliciting offers and mechanics of the transfer; spreads between the bid and ask prices; and other factors relevant to loan participations taking into consideration their unique and longer settlement requirements.

If the funds purchase a participation interest in another lender’s loan, as opposed to acquiring a loan directly from a lender or through an agent or as an assignment from another lender, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

The Investment Managers will generally choose not to receive material nonpublic information about the issuers of loans who also issue publicly traded securities that a Price Fund owns or may want to own. As a result, the Investment Managers may have less information than other investors about certain of the loans in which they invest or seek to invest on behalf of the Price Funds or other client accounts. In some circumstances, the Investment Managers may receive material nonpublic information about an issuer as a result of a Price Fund’s ownership of a loan involving that issuer. In these situations, a fund may be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so due to prohibitions on trading in securities of issuers while in possession of material nonpublic information. Unlike registered securities, such as most stocks and bonds, loans are not registered or regulated under the federal securities laws. As a result, investors in loans have less protection against fraud and other improper practices than investors in registered securities because investors in loans (such as the funds) may not be entitled to rely on the protections of the federal securities laws.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-Kind (“PIK”) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code, and such distributions could reduce the amount of cash available for investment by the funds.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

• Establishing the Amount of the Claim Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

• Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

• Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

• Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

• No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

• Tax Issue Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered “nonqualifying” under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this SAI, the funds’ portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds’ assets invested in any particular type of municipal security can be expected to vary.

The term “municipal securities” means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is generally exempt from federal income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer’s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from a municipal security assumed to be tax-exempt might not be exempt from federal income tax.

Municipal securities are normally classified by maturity as notes, bonds, or adjustable rate securities. Municipal securities include the following:

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less.

• Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

• Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

• Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

• Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Additional categories of potential purchases include municipal lease obligations, prerefunded/escrowed to maturity bonds, private activity bonds, industrial development bonds, and participation interests.

• General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

• Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

• Municipal Lease Obligations Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower’s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds and other municipal lease obligations are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent the funds’ Boards determine such securities are illiquid, they will be subject to the funds’ limit on illiquid securities. There have also been certain legal challenges to the use of lease revenue bonds in various states.

The liquidity of such securities will be determined based on a variety of factors which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) the rating assigned to the obligation by an established rating agency or T. Rowe Price.

• Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become “prerefunded” or “escrowed to maturity” and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the IRS, a fund’s investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the funds, be considered an investment in U.S. Treasury securities.

• Private Activity Bonds Under current tax law, all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Interest on tax-exempt private activity bonds has generally been subject to alternative minimum tax (AMT). However, interest on all private activity bonds issued in 2009 or 2010 will be exempt from AMT. In addition, interest on private activity bonds that were issued after 2003, and refunded during 2009 or 2010, will be exempt from AMT.

• Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

• Build America Bonds The American Recovery and Reinvestment Act of 2009 created Build America Bonds, which allowed state and local governments to issue taxable bonds to finance any capital expenditures for which they otherwise could issue tax-exempt governmental bonds. State and local governments received a federal subsidy payment for a portion of their borrowing costs on these bonds equal to 35% of the total coupon interest paid to investors. The municipality could elect to either take the federal subsidy or it can pass a 35% tax credit along to bondholders. Investments in these bonds will result in taxable interest income and the funds may elect to pass through to shareholders any corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the AMT, but those tax credits are generally not refundable.

• Participation Interests The funds may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: in the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the IRS has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Each fund will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds’ portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the retail or government money funds, this could increase the possibility that the market value of the funds’ assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash internally to meet that forward commitment. Municipal “forwards” typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

Residual Interest Bonds

Residual interest bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the short-term, variable rate securities will typically be determined by an index or auction process held approximately every seven to 35 days while the long-term bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows, but tend to be more volatile than other municipal securities of similar maturity and credit quality.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums, trade at deep discounts, or have limited liquidity. Residual interest bonds entail varying degrees of leverage, which could result in greater volatility and losses greater than investing directly in the underlying municipal bond.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of the funds’ investment restrictions, the identification of the “issuer” of municipal securities which are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described previously, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC, with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds’ net asset value than if the funds did not purchase them.

Real Estate Investment Trusts (“REITs”)

Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. REITs may own real estate properties (“Equity REITs”) and be subject to these risks directly, or may make or purchase mortgages (“Mortgage REITs”) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. Certain REITs may be able to pay up to 90% of their dividends in the form of stock instead of cash. Even if a fund receives all or part of a REIT distribution in stock, the fund will still be deemed to have received 100% of the distribution in cash and the entire distribution will be part of the fund’s taxable income. In addition, both

Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain their exemptions from the 1940 Act.

Partnerships

The funds may invest in securities issued by companies that are organized as publicly traded partnerships or master limited partnerships, as well as limited liability companies. These entities may be publicly traded on certain stock exchanges or markets, and are generally operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a fund that invests in a partnership) are not usually involved in the day-to-day management of the company, but are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Risks involved with investing in partnerships include, among other things, risks associated with the partnership structure itself and the specific industry or industries in which the partnership invests (for example, real estate development, oil, or gas). State law governing partnerships is often less restrictive than state law governing corporations. As a result, there may be less legal protections afforded to investors in a partnership than investors in a corporation. At times, partnerships may potentially offer relatively high yields compared to common stocks. Because partnerships are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income taxes but instead pass their earnings on to unit holders (except in the case of some publicly traded partnerships that may be taxed as corporations).

Illiquid or Restricted Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid involves a variety of factors. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds’ Boards. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a fund should be in a position where more than the allowable amount of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to the extent possible, to increase the amount of its investments in liquid securities.

Notwithstanding the above, the funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

All Funds (other than the Money Funds)

Investments in Other Investment Companies

Unaffiliated Investment Companies The funds may invest in other investment companies that are not sponsored by T. Rowe Price, which include open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unit investment trusts, and other investment companies that have elected to be treated as business development companies under the 1940 Act.

The funds may purchase shares of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The funds might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a fund’s objective and investment program.

Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds trade on a stock exchange or in the OTC market and ETFs trade on a securities exchange, their shares may trade at a substantial premium or discount to the actual net asset value of its portfolio securities and their potential lack of liquidity could result in greater volatility.

If a fund invests in a non-T. Rowe Price investment company, the fund must pay its proportionate share of that investment company’s fees and expenses, which are in addition to the management fee and other operational expenses incurred by the fund. The expenses associated with certain investment companies, such as business development companies, may be significant. The fund could also incur a sales charge or redemption fee in connection with purchasing or redeeming an investment company security.

A Price Fund’s investments in non-T. Rowe Price registered investment companies are subject to the limits that apply to such investments under the 1940 Act unless the fund invests in reliance on exemptive relief which permits it to exceed the 1940 Act limits. The 1940 Act generally provides that a fund may invest up to 10% of its total assets in securities of other investment companies. In addition, a fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the fund’s total assets may be in invested in a particular investment company.

Affiliated Investment Companies The funds may also invest in certain Price Funds as a means of gaining efficient and cost-effective exposure to specific asset classes, provided the investment is consistent with an investing fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class, and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other Price Funds invest include high yield bonds, floating rate loans, inflation-linked securities, international bonds, emerging market bonds, and emerging market stocks. To ensure that the fund does not incur duplicate management fees as a result of its investment in another Price Fund, the management fee paid by the fund will be reduced in an amount sufficient to offset the fees paid by the underlying fund related to the investment.

Hedge Funds Investments in unregistered hedge funds may be used to gain exposure to certain asset classes. Hedge funds are not subject to the same regulatory requirements as mutual funds and other registered investment companies and an investing fund may not be able to rely on the protections under the 1940 Act that are available to investors in registered investment companies.

There are often advance notice requirements and withdrawal windows which limit investors’ ability to readily redeem shares of a hedge fund. If a hedge fund were to engage in activity deemed inappropriate by a fund or pursue a different strategy than the fund was led to believe, the fund may not be able to withdraw its investment in a hedge fund promptly after a decision has been made to do so, causing the fund to incur a significant loss and adversely affect its total return.

Hedge funds are not required to provide periodic pricing or valuation information to investors, and often engage in leveraging, short-selling, commodities investing and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings and investment strategies are not as transparent to investors or typically as diversified as those of traditional mutual funds; therefore, an investing fund is unable to look through to the hedge fund’s underlying investments in determining compliance with its own investment restrictions.

For the various reasons cited above, investments in a hedge fund are considered illiquid by an investing fund. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective, and there is a risk that inaccurate valuations of hedge fund positions could adversely affect the stated value of the fund. Fund investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the fund’s net assets, which, in turn, would affect amounts paid on redemptions of fund shares if the judgments made regarding appropriate valuations should be proven incorrect. If the net asset value of a fund is not accurate, purchasing or redeeming shareholders may pay or receive too little or too much for their shares and the interests of remaining shareholders may become overvalued or diluted.

Money Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities which at the time of investment have remaining maturities of 397 calendar days or less, or adjustable rate government securities that may have maturities longer than 397 days but have interest rate resets within 397 days. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

Eligible Money Market Securities Defined

Effective October 14, 2016, pursuant to amendments adopted by the SEC, Rule 2a-7 eliminated references to requisite NRSROs, credit ratings, and “first tier and second tier money market securities,” but continues to require money market funds to invest only in eligible securities, as defined in amended Rule 2a-7. Under amended Rule 2a-7, an eligible security is a security that (i) is issued by a registered investment company that is a money market fund; (ii) is a government security; and/or (iii) has a remaining maturity of 397 calendar days or less and has been determined by the fund’s Board (or its delegate) to present minimal credit risks to the fund. The credit risk determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. In doing so, the analysis must include, to the extent appropriate, consideration of:

(a) the security’s issuer or guarantor’s financial condition;

(b) the security’s issuer or guarantor’s sources of liquidity;

(c) the security’s issuer or guarantor’s ability to react to future market-wide and issuer- or guarantor-

specific events, including ability to repay debt in a highly adverse situation; and

(d) the strength of the issuer or guarantor’s industry within the economy and relative to economic trends,

and issuer or guarantor’s competitive position within its industry.

The credit risk analysis may include additional factors that may be relevant in evaluating certain specific asset types, as described in amended Rule 2a-7.

DERIVATIVES

The funds may use derivatives whose characteristics are consistent with the funds’ investment programs.

A derivative is a financial instrument that has a value based on—or “derived from”—the value of other assets, reference rates, or indexes. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indexes. The main types of derivatives are futures, options, forward contracts, swaps, and hybrid instruments.

Like most other fund investments, derivatives are subject to the risk that the market value of the underlying asset will change in a way detrimental to the funds’ interest. However, the risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Because some derivatives involve leverage, returns can be magnified, either positively or negatively, and adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.

The funds may use derivatives for a variety of purposes. Potential uses include, but are not limited to, the following: adjusting duration; managing exposure to changes in interest rates, currency exchange rates, or credit quality; investing in broad segments of the market or certain asset classes with greater efficiency and at a lower cost than is possible through direct investment; enhancing income; improving risk-adjusted returns; expressing positive or negative views on a particular issuer, country, or currency; and managing cash flows into and out of a fund. The funds may use derivatives to take a short position in a currency, which allows a fund to sell a currency in excess of the value of its holdings denominated in that currency or to sell a currency even if it does not hold any assets denominated in the currency. The funds may also use derivatives to take short positions with respect to their exposure to a particular country or market. For example, a fund could sell futures contracts on a particular index where the value of the futures contract exceeds the value of the bonds or stocks represented in the index that are held by the fund, or the fund could sell futures or enter into interest rate swaps with respect to a particular bond market without owning any bonds in that market.

Some derivatives are traded on exchanges, while other derivatives are privately negotiated and entered into in the OTC market. Exchange-traded derivatives are traded via specialized derivatives exchanges or other securities exchanges. The exchange acts as an intermediary to the transactions and the terms for each type of contract are generally standardized. OTC derivatives are traded between two parties directly without going through a regulated exchange. The terms of the contract are subject to negotiation by the parties to the contract.

Certain OTC derivatives are subject to counterparty risk, whereas the exposure to default for exchange-traded derivatives is assumed by the exchange’s clearinghouse. Counterparty risk is the risk that a party to an OTC derivatives contract may fail to perform on its obligations. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty, or the failure of the counterparty to make required payments or comply with the terms of the contract. In the event of insolvency of the counterparty, the funds may be unable to liquidate a derivatives position. Because the purchase and sale of an OTC derivative does not have the guarantee of a central clearing organization, the creditworthiness of the counterparty is an additional risk factor that the funds need to consider and monitor.

In accordance with the 1940 Act and various SEC and SEC staff interpretive positions, the fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a derivative agreement contractually requires a fund to settle in cash, the fund will determine its daily obligation to the counterparty and will maintain sufficient liquid assets to cover that obligation.

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The funds may enter into futures contracts including stock index, interest rate, and currency futures (“futures” or “futures contracts”).

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the funds. Interest rate or currency futures can be sold as an offset against the effect of expected increases in interest rates or currency exchange rates and purchased as an offset against the effect of expected declines in interest rates or currency exchange rates.

Futures can also be used as an efficient means of regulating the funds’ exposure to the market.

Index Funds may only enter into futures contracts that are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. Otherwise, the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the funds’ portfolios, as a cash management tool, or as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The funds may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the funds’ portfolios successfully, the funds must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the funds’ portfolio securities.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. A public market exists in futures contracts covering various taxable fixed-income securities as well as municipal bonds. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the funds’ objectives in these areas.

Limitations on Futures

If the funds purchase or sell futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered “related options.” This policy may be modified by the Boards without a shareholder vote and does not limit the percentage of the funds’ assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the funds, the funds will determine daily an amount of cash, liquid assets, or other suitable cover (such as owning an offsetting position) as permitted by the SEC, equal to the market value of the futures and options contracts thereon (less any related margin deposits) to cover the position. As a result, the commitment of a large portion of the funds’ assets to cover open futures or options positions could impede portfolio management or the funds’ ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions.

The CFTC’s rules limit the ability of a mutual fund to use commodities, futures, swaps and certain other derivatives if its investment adviser does not register with the CFTC as a commodity pool operator (“CPO”) with respect to the fund. It is expected that all of the Price Funds will normally execute their investment programs within the limits and exemptions prescribed by the CFTC’s rules. As a result, T. Rowe Price does not intend to register with the CFTC as a CPO on behalf of any of the Price Funds. In the event one of the Price Funds engages in transactions that necessitate future registration with the CFTC, T. Rowe Price will register as a CPO and comply with applicable regulations with respect to that fund. Compliance with these additional regulatory requirements could increase the fund’s expenses.

For funds that utilize commodity interests, a notice has been filed on behalf of the funds with the National Futures Association claiming an exclusion from the definition of CPO under the Commodity Exchange Act, as amended, pursuant to CFTC Rule 4.5. Accordingly, the Price Funds’ Investment Manager has not been subject to registration or regulation as a CPO.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained during the term of the contract. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds’ open positions in futures contracts, the funds would be required to deposit in a segregated account with the clearing broker for the futures contract an amount of cash or liquid assets known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the clearing broker will require a payment by the funds (“variation margin”) to restore the margin account to the amount of the initial margin.

Subsequent payments (“mark-to-market payments”) to and from the futures clearing broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the clearing broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the clearing broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the funds realize a gain; if it is more, the funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the funds realize a gain; if it is less, the funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the “delivery month”) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 500 Index assigns relative weightings to the common stocks included in the index, and the index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the funds will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the funds enter into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the funds will gain $1,000 (250 units x gain of $4). If the funds enter into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the funds will lose $500 (250 units x loss of $2).

It is possible that hedging activities of funds investing in municipal securities will occur through the use of U.S. Treasury bond futures.

All funds (other than the Money Funds)

Special Risks of Transactions in Futures Contracts

• Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial losses, as well as gains, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

• Fellow Customer Risk The funds are subject to “fellow-customer risk,” which is the risk that one or more customers of a futures commission merchant will default on their obligations and that the resulting losses will be so great that the futures commission merchant will default on its obligations and that margin posted by one customer will be used to cover a loss caused by a different customer.

There are rules that generally prohibit the use of one customer’s funds to meet the obligations of another customer, and that limit the ability to use customer margin posted by non-defaulting customers to satisfy losses caused by defaulting customers, by requiring the futures commission merchant to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before other customers would be exposed to fellow customer risk, these rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud, or other causes. If the loss is so great that, notwithstanding the application of the futures commission merchant’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the futures commission merchant could default and be placed into bankruptcy. In these circumstances, the Bankruptcy Code provides that non-defaulting customers will share pro-rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another futures commission merchant more difficult.

• Liquidity The funds may elect to close some or all of their futures positions at any time prior to their expiration. The funds would do so to reduce exposure represented by long futures positions or short futures positions. The funds may close their position by taking opposite positions, which would operate to terminate the funds’ position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the funds, and the funds would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the funds would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

• Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the funds of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the funds’ underlying instruments sought to be hedged.

Successful use of futures contracts by the funds for hedging purposes is also subject to T. Rowe Price’s ability to correctly predict movements in the direction of the market. It is possible that, when the funds have sold futures to hedge their portfolios against a decline in the market, the index, indices, or instruments’ underlying futures might advance, and the value of the underlying instruments held in the funds’ portfolios might decline. If this were to occur, the funds would lose money on the futures and also would experience a decline in value in their underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the funds’ portfolios will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the funds were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in their portfolios) and prices instead increased, the funds would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in their futures positions. In addition, in such situations, if the funds have insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of the NYSE, normally at 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the funds intend to acquire. If the futures price at expiration of the option is above the exercise price, the funds will retain the full amount of the option premium, which provides a partial hedge against any increase that may have occurred in the price of the debt securities the funds intend to acquire. If the futures price when the option is exercised is below the exercise price, however, the funds will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the funds intend to acquire.

Funds investing in municipal securities may trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the funds may trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract which might be developed.

From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of a fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the fund and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Call and put options may be purchased or written on financial indices as an alternative to options on futures.

Special Risks of Transactions in Options on Futures Contracts

The risks described under “Special Risks of Transactions in Futures Contracts” are substantially the same as the risks of using options on futures. If the funds were to write an option on a futures contract, they would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the funds seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, their ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions, closing transactions, or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers’ orders.

In the event no such market exists for a particular contract in which the funds maintain a position, in the case of a written option, the funds would have to wait to sell the underlying securities or futures positions until the option expires or is exercised. The funds would be required to maintain margin deposits on payments until the contract is closed. Options on futures are treated for accounting purposes in the same way as the analogous option on securities are treated.

In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that if the movements in the price of options on futures contracts and the value of the call increase by more than the increase in the value of the securities held as cover, the funds may realize a loss on the call, which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.

The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the funds may experience poorer overall performance than if it had not entered into any options on futures contracts.

General Considerations Transactions by the funds in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts which the funds may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, boards of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Additional Futures and Options Contracts

Although the funds have no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the funds’ orders are placed and the time they are liquidated, offset, or exercised.

U.S. Treasury Intermediate and U.S. Treasury Long-Term Funds

Limitations on Futures and Options

The funds will not purchase a futures contract or option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the funds’ net asset value. In addition, neither of the funds will enter into a futures transaction if it would be obligated to purchase or deliver amounts that would exceed 15% of the funds’ total assets.

The funds will not write a covered call or put option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to delivery under put options exceeds 15% of the market value of the funds’ total assets.

The funds have no current intention of investing in options on individual securities. However, they reserve the right to do so in the future and could be subject to the following limitations: the funds may invest up to 15% of total assets in premiums on put options and 15% of total assets in premiums on call options. The total market value of the funds’ obligations under futures contracts and premiums on purchased options will not exceed 15% of each fund’s total assets.

All Funds (other than the Money Funds)

Currency Derivatives

The funds may use currency derivatives for a variety of purposes, such as settling trades in a foreign currency, attempting to protect a fund’s holdings from unfavorable changes in currency exchange rates, and various currency hedging techniques (for example, gaining exposure to a currency expected to appreciate in value versus other currencies).

The funds may settle trades of non-U.S. dollar-denominated holdings on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market. A foreign exchange spot transaction, also known as FX spot, is an agreement between two parties to buy one currency against selling another currency at an agreed price for settlement on the spot date. The exchange rate at which the transaction is done is called the spot exchange rate. Unlike forward currency exchange contracts and currency futures, which involve trading a particular amount of a currency pair at a predetermined price at some point in the future, the underlying currencies in a spot FX are exchanged following the settlement date.

A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The funds may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of their portfolios. The funds’ use of such contracts would include, but not be limited to, the following:

First, when the funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, they may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transactions, the funds will be able to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the funds’ portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the funds may hedge all or part of their foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the funds will be served.

Third, the funds may use forward contracts when the funds wish to hedge out of the dollar into a foreign currency in order to create a synthetic bond or money market instrument–the security would be issued in U.S. dollars but the dollar component would be transformed into a foreign currency through a forward contract.

At the maturity of a forward contract, the funds may sell the portfolio security and make delivery of the foreign currency, or they may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the funds retain the portfolio security and engage in an offsetting transaction, the funds will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the funds engage in an offsetting transaction, they may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the funds’ entering into a forward contract for the sale of a foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Should forward prices increase, the funds will suffer a loss to the extent the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell. A fund may net any offsetting positions when calculating its aggregate market exposure to a particular currency and in managing the portfolio within its limit on the use of foreign currency instruments. This may occur, for instance, where a fund has entered into two forward foreign currency exchange contracts with concurrent settlement dates, and one provides for delivery of currency A and receipt of currency B and the other contract provides for delivery of currency B and receipt of currency A.

The funds may also engage in non-deliverable forward transactions to manage currency risk, as well as to gain exposure to a currency, whether or not the fund owns securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. When currency exchange rates do not move as anticipated, a fund could sustain losses on the non-deliverable forward transaction. This risk is heightened when the transactions involve currencies of emerging market countries.

The funds may enter into forward contracts for any purpose consistent with the funds’ investment objectives and programs. The funds will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the funds’ holdings of liquid assets as permitted by the SEC. In determining the amount to be delivered under a contract, the funds may net offsetting positions.

If the value of the assets being used as cover declines or the amount of the fund’s commitment increases because of changes in currency rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward agreement. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward transaction as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to comply with the terms of the contract. There is no assurance that a fund would succeed in pursuing any contractual remedies available under the agreement.

Although most currency derivatives will generally be considered liquid investments, the funds may consider derivatives that involve particular currencies to be illiquid. The funds’ dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the funds at one rate, while offering a lesser rate of exchange should the funds desire to resell that currency to the dealer.

Regulation of OTC Derivatives

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulates OTC derivatives for the first time (including many of the trades previously described, such as forward currency exchange contracts and swap agreements. Dodd-Frank authorizes the SEC and the CFTC to mandate that a substantial portion of OTC derivatives must be executed on exchanges or “swap execution facilities,” and be submitted for clearing to regulated clearinghouses. OTC derivatives submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the CFTC. OTC derivatives clearing firms typically demand the unilateral ability to increase a customer’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives and impose new requirements to the holding of customer collateral by OTC derivatives dealers. It is possible that new requirements will increase the amount of collateral the funds are required to provide and the costs associated with providing it.

With respect to cleared OTC derivatives, the funds will not face a clearinghouse directly but rather through a clearing firm that is registered with the CFTC or SEC to act as a clearing member. The funds may face the indirect risk of the failure of another customer of the funds’ clearing firm to meet its obligations to such clearing member. This scenario could be triggered by a customer’s failure to meet its obligations to the clearing member or arise due to a default by the clearing member on its obligations to the clearinghouse.

The SEC and CFTC will also require most standardized swaps that are currently executed on a bilateral basis in the OTC markets to be executed through a derivatives exchange or a regulated entity created by Dodd-Frank called a swap execution facility. Certain CFTC-regulated derivatives are already subject to these rules and the CFTC expects to subject additional OTC derivatives to such trade execution rules in the future, which could hinder the funds in executing certain investment strategies. The SEC has not indicated when they will impose clearing or trade execution requirements on the OTC derivatives that they regulate. If a fund decides to become a direct member of one or more of these exchanges or execution facilities, such fund would be subject to all of the rules of the exchange or execution facility, which would bring additional risks and liabilities, and potential additional regulatory requirements.

OTC derivative dealers are now required to register with the CFTC and will ultimately be required to register with the SEC. Dealers are subject to new minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for OTC derivative dealers, which costs may be passed along to the funds as market changes continue to be implemented. The overall impact of Dodd-Frank on each fund remains highly uncertain and it is unclear how the OTC derivatives markets will adapt to this new regulatory regime, along with additional, sometimes overlapping, regulatory requirements imposed by non-U.S. regulators.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The funds may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, if they qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds’ taxable years and any gains or losses will be recognized for tax purposes at that time. Such gains or losses (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions, although swaps are now generally excluded from the definition of a Section 1256 contract.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a “constructive sale” of offsetting stocks or debt securities of the funds. In such a case, the funds will be required to realize gain, but not loss, on the deemed sale of such positions as if the position were sold on that date.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. It is possible that new tax legislations and new IRS regulations could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

Options

All Funds (other than the Money Funds and the Multi-Strategy Total Return Fund)

Options are a type of potentially high-risk derivative. The funds may buy or sell listed options, also known as exchange-traded options, as well as buy or sell dealer options, also known as OTC options or over-the-counter options.

Writing Call Options

The funds may write (sell) American or European style “covered” call options and purchase options to close out options previously written. In writing covered call options, the funds expect to generate additional premium income, which should serve to enhance the funds’ total return and reduce the effect of any price decline of the security, index, or currency involved in the option. Call options will generally be written on securities, indexes, or currencies which, in T. Rowe Price’s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the funds.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). Index options are option contracts in which the underlying value is based on the level of a particular securities index. So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

If a fund writes a covered call option, the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the “covered” option. From time to time, the funds will write a call option that is not covered as indicated above (for example, an option on an index). In this case, the fund will determine daily an amount of cash, liquid assets, or other suitable cover (such as owning an offsetting position) as permitted by the SEC, equal to the market value of the options contract thereon (less any related margin deposits) to cover the position. While such an option would be “covered” with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options, which could result in unlimited losses.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the funds’ investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the funds generally will not do) but capable of enhancing the funds’ total return. When writing a covered call option, the funds, in return for the premium, give up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retain the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the funds have no control over when they may be required to sell the underlying securities or currencies, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the funds have written expires, the funds will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the funds will realize a gain or loss from the sale of the underlying security or currency. The funds do not consider a security or currency covered by a call to be “pledged” as that term is used in the funds’ policy, which limits the pledging or mortgaging of assets. If the fund writes an uncovered option on a security as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the funds’ loss could be significant.

The premium received is the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

As the seller of an index call option, the fund receives a premium from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) by the expiration date of the option. If the purchaser does not exercise the option, the fund retains the premium. If the purchaser exercises the option, the fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price, and the value of the index determine the gain or loss realized by the fund as the seller of the index call option. The fund can also repurchase the call option prior to the expiration date, thereby ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the fund.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price, expiration date, or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. When the funds write a covered call option, they run the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Put Options

The funds may write American or European style covered put options and purchase options to close out options previously written by the funds. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security, currency, or index option at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A fund may write put options on a covered basis, which means that the fund will maintain sufficient liquid assets to purchase the asset if the option is exercised, in an amount not less than the exercise price. Alternatively, the funds will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of the Options Clearing Corporation, the clearing house for options traded on an exchange, currently requires that such assets be deposited in escrow to secure payment of the exercise price.)

The funds would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the funds’ portfolios at a price lower than the current market price of the security or currency. In such event the funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the funds would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the funds. In addition, the funds, because they do not own the specific securities or currencies which they may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the funds for writing covered put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of their securities or currencies.

The funds may purchase a put option on an underlying security or currency (a “protective put”) owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The funds will not commit more than 5% of total assets to premiums when purchasing put options. The premium paid by the funds when purchasing a put option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase call options for the purpose of increasing their current return or avoiding tax consequences which could reduce their current return. The funds may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as the funds hold such a call option, rather than the underlying security or currency itself, the funds are partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds will not commit more than 5% of total assets to premiums when purchasing call and put options. The premium paid by the funds when purchasing a call option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Multi-Strategy Total Return Fund

Writing Call Options

The fund may write covered calls. When a fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. The call may be exercised at any time during the call period. To terminate its obligation on a call it has written, a fund may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call a fund has written is more or less than the price of the call such fund subsequently purchased. A profit may also be realized if the call lapses unexercised because the fund retains the underlying investment and the premium received. If a fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

The fund may also write an uncovered call (i.e., the fund does not hold the underlying security) or calls on futures without owning a futures contract on deliverable securities, provided that at the time the call is written, the fund covers the call with an equivalent dollar value of deliverable securities or liquid assets. The fund will cover with additional liquid assets if the value of the segregated assets drops below 100% of the current market value of the underlying instrument. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of an uncovered call option may be unavailable for purchase, except at much higher prices, thereby reducing or eliminating the value of the premium. Purchasing securities to cover the exercise price of an uncovered call option can cause the price of the securities to increase, thereby exacerbating the loss. In no circumstances would an exercise notice as to a future put a fund in a short futures position.

Writing Put Options

A put option on a security or futures contract gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The put may be exercised at any time during the option period. The premium a fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the fund (as the writer of the put) has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

When writing put options on securities or futures contracts, to secure its obligation to pay for the underlying security or futures contract, the fund will either (i) segregate on its records cash or liquid assets equal to the exercise price of the option less margins or deposits; (ii) sell the underlying security short at a price at least equal to the strike price; or (iii) purchase a put option with a strike price at least equal to the strike price of the put option sold. The fund therefore may have to forego certain opportunities to invest the assets used to cover the obligation. As long as the obligation of the fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the fund to exchange currency at the specified rate of exchange (in the context of puts on currencies) or to take delivery of the underlying security against payment of the exercise price. The fund may have no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

The fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by that fund. The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

Purchasing Puts and Calls

The fund may purchase calls to protect against the possibility that the fund’s portfolio will not participate in an anticipated rise in the securities market. When a fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indexes, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the fund will lose its premium payment and the right to purchase the underlying investment. When a fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the fund.

When a fund purchases a put, it pays a premium and, except as to puts on stock indexes, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a fund owns (a “protective put”) enables that fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration and the fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

Puts and calls on securities indexes or securities index futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When a fund buys a call on a securities index or securities index future, it pays a premium. If a fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the fund an amount of cash to settle the call if the closing level of the securities index or securities index future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the “multiplier”) which determines the total dollar value for each point of difference. When a fund buys a put on a securities index or securities index future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the fund’s exercise of its put, to deliver cash to the fund to settle the put if the closing level of the securities index or securities index future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

When a fund purchases a put on a securities index, or on a securities index future not owned by it, the put protects the fund to the extent that the index moves in a similar pattern to the securities the fund holds. The fund can either resell the put or, in the case of a put on a stock index future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

All Funds (other than the Money Funds)

Dealer (Over-the-Counter) Options

The funds may engage in transactions involving dealer options. Certain risks, including credit risk and counterparty risk, are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely primarily on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so could result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options are less liquid or could have no liquidity. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Under certain conditions, the funds may also be able to resell or assign a purchased dealer option to another dealer on substantially the same terms. Similarly, when the funds write a dealer option, unless they can assign the option to another dealer, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the dealers will consent to the closing transaction nor is it assured that the funds will realize a favorable price. Until the funds, as a covered dealer call option writer, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds.

The funds may consider OTC options to be liquid holdings; however, any OTC options that cannot be unwound, reassigned, or sold are generally considered to be illiquid. The funds may treat the cover used for written OTC options as liquid if the dealer agrees that the funds may repurchase the OTC option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

In addition, for certain types of OTC options that have substantially similar terms to exchange-traded options, the funds may treat such options, and the underlying cover used for written options, as liquid based on factors such as: (1) the frequency and availability of dealer quotes and the comparability to prices available on an options exchange; (2) the number of dealers willing to purchase or accept assignments of such OTC options; and (3) the nature of the OTC options, their settlement terms and their termination provisions (i.e., the time needed to close out or terminate an OTC position, method of soliciting offers, and mechanics of transfer).

Warrants

Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Hybrid Instruments

A hybrid instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively, “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the funds may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the funds could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the funds the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the funds could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In addition, the various benchmarks and prices for underlying assets can be highly volatile. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and can carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the funds would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Swap Agreements

A number of the funds may enter into interest rate, index, total return, credit, and, to the extent they may invest in foreign currency-denominated securities, currency rate swap agreements. The funds may also enter into options on swap agreements (“swaptions”) on the types of swaps listed above as well as swap forwards. The funds may enter into swap agreements on either a bilateral basis or cleared basis, although many standardized swaps currently transacted bilaterally will eventually be cleared through regulated clearinghouses. In bilateral swap transactions, all aspects of an agreed trade are dealt with directly between the transacting parties and set forth in the agreements between the parties. Each party takes on the risk, known as counterparty risk, that the other party may default at some time during the life of the contract. Collateral for bilateral agreements is exchanged but subject to negotiations between the counterparties. With centralized clearing, the original buyer and seller of a contract are no longer counterparties to each other. The central clearinghouse becomes the buyer to every seller and the seller to every buyer. These trades require daily settlements of margin to act as collateral to mitigate counterparty risk.

Swap agreements are typically two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard bilateral swap transaction, two parties agree on the terms to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index, or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually in 3 to 6 months.

One example of the use of swaps by the funds is to manage the interest rate sensitivity of the funds. The funds might receive or pay a fixed-rate interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the funds. Or, the funds may buy or sell swaptions to effect the same result. The funds may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

Another example is the use of credit default swaps to buy or sell credit protection. A credit default swap is a contract that enables an investor to buy or sell protection against a predetermined issuer credit event. The seller of a credit default swap may enhance income by guaranteeing the creditworthiness of the debt issuer and the buyer is provided with protection against credit risks of the issuer. Market supply and demand factors may cause distortions between the cash securities market and the default swap market.

For centrally cleared swaps, the funds will maintain sufficient liquid assets to satisfy any unsettled variation margin payable; however, for bilateral OTC swaps, the funds will maintain sufficient liquid assets to meet the swaps confirmed settlement method (i.e., physical settlement or cash settlement). For cash settled swaps, the funds will maintain sufficient liquid assets to satisfy any unsettled variation margin payable. For long physically settled swap positions, the funds will generally maintain sufficient liquid assets to cover future payment obligations; however, for short physically settled contracts, the funds will maintain sufficient liquid assets to cover the notional amount. For example; when trading credit default swaps (“CDS”), a fund will maintain sufficient coverage for the full notional amount of the CDS when it sells CDS protection; however, when buying CDS protection, the fund will maintain sufficient liquid assets to satisfy its aggregate future payment obligations. The fund may net swap positions for purposes of asset coverage if the long and short positions have the same expiration date, reference obligation, and counterparty. The fund will net its obligations using notional amounts and will cover the net position with sufficient liquid assets.

The use of swap agreements by the funds entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

The funds will generally incur a greater degree of risk when it writes a swaption than when it purchases a swaption. When the funds purchase a swaption it risks losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the funds write a swaption they will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans may be made by the funds to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds’ investment program. The collateral, in turn, is invested in short-term securities, including shares of a T. Rowe Price internal money fund or short-term bond fund. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the reasonable interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program and the agent receives a reasonable fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only if, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Borrowing and Lending

The Price Funds are parties to an interfund lending exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex to help the funds meet short-term redemptions and liquidity needs. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of the Price Funds.

In addition, to help certain funds meet short-term redemptions and liquidity needs, the Credit Opportunities Fund, Floating Rate Fund, Floating Rate Multi-Sector Account Portfolio, Institutional Credit Opportunities Fund, and Institutional Floating Rate Fund have entered into a committed line of credit facility administered by JPMorgan Chase Bank, N.A. (“JPMorgan”), with JP Morgan, Bank of New York Mellon, Bank of America, Wells Fargo, Citibank, Goldman Sachs, Morgan Stanley, and State Street Bank and Trust Company, Barclays Bank, Credit Suisse, HSBC Bank, and Royal Bank of Canada as lenders pursuant to which the funds may borrow up to $575 million in order to provide them with temporary liquidity on a first-come, first-served basis. Interest is charged to a borrowing fund at a rate equal to the Federal Funds Rate plus 1.00% per annum where the Federal Funds Rate for any day equals the greatest of (a) the Eurodollar Rate for a one-month interest period commencing two business days after such day, (b) the Federal Funds Effective Rate effective on such day, or (c) the Overnight Bank Funding Rate in effect on such day. A commitment fee, equal to 0.15% per year of the average daily undrawn commitment, is allocated to the participating funds based on each fund’s relative net assets. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the “underlying security”) from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price’s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the funds’ investment guidelines would allow them to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing their rights. To the extent required by the 1940 Act, the funds will only enter into repurchase agreements that are fully collateralized, as defined by the 1940 Act.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See “Investment Restrictions.”)

Cash Reserves

The funds may invest their cash reserves primarily in one or more money market funds or short-term bond funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation and used for cash reserves management: the T. Rowe Price Government Reserve Fund and T. Rowe Price Treasury Reserve Fund. In

addition, two such short-term bond funds may be used for cash reserves management: the T. Rowe Price Short-Term Government Fund and T. Rowe Price Short-Term Fund. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. Each of the four funds is a series of the T. Rowe Price Reserve Investment Funds, Inc. These funds were created and operate under an exemptive order issued by the SEC. Additional money market funds or short-term bond funds may be created in the future.

Government Reserve Fund and Treasury Reserve Fund comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. Short-Term Government Fund and Short-Term Fund are short-term bond funds and are not regulated under Rule 2a-7 and do not use amortized cost in an effort to maintain a stable $1.00 share price. Treasury Reserve Fund and Government Reserve Fund operate as government money market funds in accordance with Rule 2a-7.

The TRP Reserve Funds provide an efficient means of managing the cash reserves of the T. Rowe Price funds. While none of the TRP Reserve Funds pays an advisory fee to T. Rowe Price, each will incur other expenses. However, the TRP Reserve Funds are expected by T. Rowe Price to operate at very low expense ratios. The Price Funds will only invest in the TRP Reserve Funds to the extent consistent with their investment objectives and programs.

None of the funds are insured or guaranteed by the FDIC or any other government agency. Although the Government Reserve Fund and Treasury Reserve Fund seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

Short Sales

Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds

The funds may make short sales for hedging purposes to protect them against companies whose credit is deteriorating. Short sales are transactions in which the funds sell a security they do not own in anticipation of a decline in the market value of that security. The funds’ short sales would be limited to situations where the funds own a debt security of a company and would sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds’ net assets.

Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, Institutional High Yield, and Multi-Strategy Total Return Funds

To complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A fund secures its obligation to replace borrowed securities by also depositing collateral with the broker, usually in cash, U.S. government securities or other liquid securities similar to those borrowed.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other liquid securities as permitted by the SEC, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds’ security being hedged by the short sale.

The Taxpayer Relief Act of 1997 requires a mutual fund to recognize gain upon entering into a constructive sale of stock, a partnership interest, or certain debt positions occurring after June 8, 1997. A constructive sale is deemed to occur if the funds enter into a short sale, an offsetting notional principal contract, or a futures or forward contract which is substantially identical to the appreciated position. Some of the transactions in which the funds are permitted to invest may cause certain appreciated positions in securities held by the funds to qualify as a “constructive sale,” in which case it would be treated as sold and the resulting gain subjected to tax or, in the case of a mutual fund, distributed to shareholders. If this were to occur, a fund would be required to distribute such gains even though it would receive no cash until the later sale of the security. Such distributions could reduce the amount of cash available for investment by the funds. Because these rules do not apply to “straight” debt transactions, it is not anticipated that they will have a significant impact on the funds; however, the effect cannot be determined until the issuance of clarifying regulations.

New Liquidity Risk Management Rules

In October 2016, the SEC adopted new liquidity risk management rules that will require significant compliance oversight and potentially change the way open-end mutual funds, such as the Price Funds, investing in certain asset classes are currently managed. The rules require open-end mutual funds to adopt liquidity risk management programs, and provide additional disclosures about a fund’s redemptions and liquidity risk. The Price Funds will be required to comply with the new rules by December 1, 2018. The SEC also adopted rules that permit an open-end mutual fund (other than an ETF or a money market fund) to implement “swing pricing,” which allows a fund to adjust its net asset value for the transaction costs related to large subscriptions and redemptions.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds’ outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds’ Boards without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds’ prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the funds’ total assets will include investments made with cash received by the funds as collateral for securities loaned. The diversification test required by the Code is set forth in the prospectuses of the funds referred to by name in restrictions (8) and (9) below.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(1) (a) Borrowing (All funds except Multi-Strategy Total Return and Spectrum Funds) Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

(b) Borrowing (Multi-Strategy Total Return Fund) Borrow money, except that the fund may (i) borrow from other Price Funds for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing or the creation or increase of leverage, in a manner consistent with the fund’s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

 (c) Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

(2) (a) Commodities (All Funds except Money Funds, Dividend Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, QM U.S. Small-Cap Growth Equity, Short-Term, and Short-Term Government Funds, and Emerging Markets Local Multi-Sector Account Portfolio) Purchase or sell commodities, except to the extent permitted by applicable law;

 (b) Commodities (Dividend Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, and QM U.S. Small-Cap Growth Equity Funds, and Emerging Markets Local Multi-Sector Account Portfolio) Purchase or sell physical commodities, except that the funds may enter into futures and options contracts thereon;

 (c) Commodities (Money Funds, Short-Term, and Short-Term Government Funds) Purchase or sell commodities;

(3) Equity Securities (Summit Municipal Money Market Fund) Purchase equity securities or securities convertible into equity securities;

(4) (a) Industry Concentration (All funds except Cash Reserves, Equity Index 500, Extended Equity Market Index, Financial Services, Global Real Estate, Government Money, Health Sciences, Institutional Cash Reserves, Institutional Frontier Markets Equity, International Equity Index, Mid-Cap Index, Real Estate, TRP Reserve, Small-Cap Index, Spectrum, Target Date, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry;

 (b) Industry Concentration (Financial Services, Global Real Estate, Health Sciences, Institutional Frontier Markets Equity, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund’s prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund’s prospectus; (iii) the Global Real Estate and Real Estate Funds will invest more than 25% of their total assets in the real estate industry as defined in the funds’ prospectuses; and (iv) the Institutional Frontier Markets Equity Fund will invest more than 25% of its total assets in the banking industry;

 (c) Industry Concentration (Equity Index 500, Extended Equity Market Index, International Equity Index, Mid-Cap Index, Small-Cap Index, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its total assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

 (d) Industry Concentration (Cash Reserves, Government Money, Institutional Cash Reserves, and TRP Reserve Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker’s acceptances;

 (e) Industry Concentration (Spectrum Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of total assets) in the mutual fund industry;

 (f) Industry Concentration (Target Date Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of net assets) in the mutual fund industry;

(5) (a) Loans (All funds except Spectrum and Target Date Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

 (b) Loans (Spectrum and Target Date Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

(6) Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

(7) Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds’ total assets, valued at market;

(8) Percent Limit on Assets Invested in Any One Issuer (All funds except Africa & Middle East, Asia Opportunities, Dynamic Global Bond, Emerging Europe, Emerging Markets Bond, Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Georgia Tax-Free Bond, Global Real Estate, Institutional Africa & Middle East, Institutional Emerging Markets Bond, Institutional Frontier Markets Equity, Institutional International Bond, Institutional International Concentrated Equity, Institutional Large-Cap Growth, International Bond, International Bond Fund (USD Hedged), International Concentrated Equity Fund, Latin America, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Multi-Strategy Total Return, New Asia, New Jersey Tax-Free Bond, New York Tax-Free Bond, RDFs, Spectrum, and Virginia Tax-Free Bond) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and securities of other investment companies;

(9) Percent Limit on Share Ownership of Any One Issuer (All funds except Africa & Middle East, Asia Opportunities, Dynamic Global Bond, Emerging Europe, Emerging Markets Bond, Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Georgia Tax-Free Bond, Global Real Estate, Institutional Africa & Middle East, Institutional Emerging Markets Bond, Institutional Frontier Markets Equity, Institutional International Bond, Institutional International Concentrated Equity, Institutional Large-Cap Growth,

International Bond, International Bond Fund (USD Hedged), International Concentrated Equity, Latin America, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Multi-Strategy Total Return, New Asia, New Jersey Tax-Free Bond, New York Tax-Free Bond, RDFs, Spectrum, and Virginia Tax-Free Bond) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

(10) (a) Real Estate (All funds except Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 (b) Real Estate (Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) (a) Senior Securities (All funds except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

 (b) Senior Securities (Spectrum Funds) Issue senior securities;

(12) Short Sales (Spectrum Funds) Effect short sales of securities;

(13) Taxable Securities (State Tax-Free, and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds’ income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds’ income would be subject to the AMT; or

(14) Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

NOTES

 The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

 Money Funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

With respect to investment restriction (1)(b), when borrowing from other Price Funds, the Multi-Strategy Total Return Fund may only (i) engage in derivatives transactions that involve unwinding or closing out existing derivatives contracts or (ii) enter into new derivatives contracts that serve as a full or partial offset of one or more existing derivatives contracts.

 With respect to investment restriction (4)(d), each of the Government Money, Government Reserve, and Treasury Reserve Funds invests its assets in the manner necessary to qualify as a “government money market fund” under Rule 2a-7 under the 1940 Act. Accordingly, each of the Government Money, Government Reserve, and Treasury Reserve Funds will not invest more than 25% of its net assets in the securities of the banking industry including, but not limited to, certificates of deposit and banker’s acceptances, for so long as each fund intends to qualify as a “government money market fund.”

 Multi-Strategy Total Return Fund With respect to investment restriction 4(d), to the extent the fund invests in other Price Funds, the fund will look-through to any underlying Price Fund’s investments for purposes of determining the fund’s concentration in any particular industry. To the extent the fund invests in investment companies that are not Price Funds, the fund will consider those funds’ investments for purposes of determining the fund’s concentration in any industry as follows: if an unaffiliated fund that has a name suggesting it focuses its investments in a particular industry and a disclosed policy to invest at least 80% of its assets in that industry, or if the fund has a disclosed fundamental policy to concentrate its investments in a particular industry, the Multi-Strategy Total Return Fund will deem its investment in that fund to be invested in that industry (provided this approach is deemed by the Multi-Strategy Total Return Fund to be consistent with guidance from the SEC or its staff).

 All funds except Money Funds, Dividend Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, QM U.S. Small-Cap Growth Equity, Short-Term, and Short-Term Government Funds, and Emerging Markets Local Multi-Sector Account Portfolio With respect to investment restriction (2), the funds may not directly purchase or sell commodities that require physical storage unless acquired as a result of ownership of securities or other instruments but the funds may invest in any derivatives and other financial instruments that involve commodities or represent interests in commodities to the extent permitted by the 1940 Act or other applicable law.

 Dividend Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, and QM U.S. Small-Cap Growth Equity Funds, and Emerging Markets Local Multi-Sector Account Portfolio With respect to investment restriction (2), the funds do not consider currency contracts or hybrid investments to be commodities.

 All funds except Spectrum and Target Date Funds For purposes of investment restriction (4):

• U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry. With respect to the tax-free funds, each fund has adopted an operating policy requiring investments in industrial development bonds supported principally by the assets or revenues of non-governmental users related to the same industry (such as solid waste, nuclear utility, or airlines) to be limited to 25% of the fund’s total assets. Bonds which are refunded with escrowed U.S. government securities are not subject to the 25% limitation.

• For the International Equity Funds (except for the Japan Fund), Tax-Efficient Equity, and Equity Funds except Financial Services, Global Industrials, Global Technology, Media & Telecommunications, New Era, Real Assets, and Science & Technology Funds, industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor’s (MSCI/S&P) Global Industry Classification Standard. For the Japan Fund, industries are determined by reference to the industries and sub-industries set forth by the Tokyo Stock Price Index (TOPIX) industry structure. For Financial Services, Global Industrials, Global Technology, Media & Telecommunications, New Era, Real Assets, and Science & Technology Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. For the Corporate Income, Global Multi-Sector Bond, Inflation Protected Bond, Institutional Core Plus, Institutional Global Multi-Sector Bond, Institutional Long Duration Credit, Investment-Grade Corporate Multi-Sector Account Portfolio, Limited Duration Inflation Focused Bond, New Income, Short-Term Bond, Total Return, and U.S. Bond Enhanced Index Funds, and the fixed-income investments of the Balanced, Global Allocation, and Personal Strategy Funds, industries are determined by reference to the classifications of industries and sub-industries set forth in the Bloomberg Barclays Global Aggregate Bond Index. For the Capital Appreciation & Income, Credit Opportunities, Dynamic Global Bond, Emerging Markets Bond, Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Corporate Bond, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Floating Rate, Floating Rate Multi-Sector Account Portfolio, Global High Income Bond, GNMA, Government Money, High Yield, High Yield Multi-Sector Account Portfolio, Institutional Credit Opportunities, Institutional Cash Reserves, Institutional Emerging Markets Bond, Institutional Floating Rate, Institutional High Yield, Institutional International Bond, International Bond, International Bond Fund (USD Hedged), Mortgage-Backed Securities Multi-Sector Account Portfolio, Multi-Strategy

Total Return, TRP Reserve, Summit Income, U.S. High Yield, U.S. Treasury, and Ultra Short-Term Bond Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. Periodic changes by MSCI/S&P, TOPIX, Bloomberg Barclays, and other index providers to their classifications will be implemented within 30 days after the effective date of the changes. T. Rowe Price reserves the right to classify a particular holding into a different industry or sub-industry than the classification made by MSCI/S&P, TOPIX, Bloomberg Barclays, or another index provider in situations where the index provider’s classification does not accurately reflect the company’s principal business activities or is deemed to no longer be appropriate (for example, due to significant changes to the company’s business or operations that were not yet taken into consideration by the index provider). The Africa & Middle East, Institutional Africa & Middle East, and Latin America Funds consider telecommunications and banking companies of a single country to be separate industries from telecommunications and banking companies of any other country. It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction. For as long as this staff position is in effect, the International Bond Funds will not invest more than 25% of total assets in the securities of any single foreign governmental issuer. For purposes of this restriction, governmental entities are considered separate issuers.

 All funds except Summit Income and U.S. Bond Enhanced Index Funds For purposes of investment restriction (5), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

 All funds except Spectrum Funds For purposes of investment restrictions (8) and (9), the funds will treat bonds which are refunded with escrowed U.S. government securities as U.S. government securities.

 Taxable Bond and Money Funds For purposes of investment restrictions (8) and (9), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

 With respect to investment restrictions (1) and (11), under the 1940 Act, open-end investment companies (such as the Price Funds) can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the investment company must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to satisfy the 300% requirement. Any borrowings by a Price Fund from a bank and transactions by a Price Fund that may be considered to result in the issuance of a senior security will comply with the requirements of the 1940 Act, including any interpretations of the 1940 Act by the Staff or the Commission. In addition, any transactions involving reverse repurchase agreements will be covered in accordance with the 1940 Act and applicable SEC guidance. Any borrowings from other Price Funds will comply with the terms and conditions of the Price Funds’ interfund lending exemptive order.

 For purposes of investment restriction (13), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds’ taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

(1) Borrowing (All funds except Global Allocation Fund and Multi-Strategy Total Return Funds) Purchase additional securities when money borrowed exceeds 5% of total assets;

(2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

(3) Equity Securities (State Tax-Free, and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds (other than the Money Funds) may invest up to 10% of total assets in equity securities, which pay tax-exempt dividends and which are otherwise consistent with the funds’ investment objectives and, further provided, that Money Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds;

(4) Forward Currency Contracts (RDFs and Spectrum Funds) Purchase forward currency contracts, although the funds reserve the right to do so in the future;

(5) (a) Futures Contracts (All funds except Money Funds, Spectrum Funds, and Target Date Funds) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the funds’ net asset value;

 (b) Futures (Spectrum International and Target Date Funds) Purchase futures, although the funds reserve the right to do so in the future;

 (c) Futures (Spectrum Growth and Spectrum Income Funds) Invest in futures;

(6) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of net assets (10% of net assets for Spectrum Funds and 5% of total assets for Money Funds) would be invested in such securities;

(7) Investment Companies (All funds except Spectrum and Target Date Funds) Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Funds (provided that the investing fund does not invest more than 25% of its net assets in such funds); (ii) securities of other Price Funds; (iii) in the case of the Money Funds, only securities of other money market funds; or (iv) otherwise consistent with the 1940 Act;

(8) Margin (All funds except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

(9) Mortgaging (All funds except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33⅓% of the funds’ total assets at the time of borrowing or investment;

(10) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

(11) (a) Options, etc. (All funds except Spectrum and Target Date Funds) Invest in options in excess of the limits set forth in the funds’ prospectuses and this SAI;

 (b) Options (Target Date Funds) Invest in options although the funds reserve the right to do so in the future;

 (c) Options (Spectrum Funds) Invest in options;

(12) (a) Short Sales (All funds except Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds) Effect short sales of securities;

 (b) Short Sales (Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds) Effect short sales of securities, other than as set forth in the funds’ prospectuses and SAI;

(13) Warrants (Other than the Multi-Strategy Total Return Fund) Invest in warrants if, as a result, more than 10% of the value of the fund’s net assets would be invested in warrants, provided that, the Money, Retirement, Spectrum, State Tax-Free, Tax-Free, and Summit Municipal Funds will not invest in warrants; and

(14) Commodities (Real Assets Fund) Purchase or sell physical commodities, except that the fund reserves the right to do so in the future.

NOTES

The following Notes should be read in connection with the above-described operating policies. The Notes are not operating policies.

For purposes of investment restriction (8), margin purchases are not considered borrowings and effecting a short sale will be deemed to not constitute a margin purchase. If a fund is subject to an 80% name test as set forth in its prospectus, the 80% investment policy will be based on the fund’s net assets plus any borrowings for investment purposes. For purposes of determining whether a fund invests at least 80% of its net assets in a particular country or geographic region, the funds use the country assigned to an equity security by MSCI Inc. or another unaffiliated third-party data provider, and the funds use the country assigned to a fixed income security by Bloomberg or another unaffiliated third-party data provider. The funds generally follow this same process with respect to the remaining 20% of assets but may occasionally make an exception after assessing various factors relating to a company. The data providers use various criteria to determine the country to which a security is economically tied. Examples include the following: (1) the country under which the issuer is organized; (2) the location of the issuer’s principal place of business or principal office; (3) where the issuer’s securities are listed or traded principally on an exchange or over-the-counter market; and (4) where the issuer conducts the predominant part of its business activities or derives a significant portion (e.g., at least 50%) of its revenues or profits. In addition, for purposes of determining whether a particular country is considered a developed market or an emerging market, the stock funds consider a country to be an emerging market if it is not included in an MSCI Inc. developed market index and the bond funds consider a country to be an emerging market if it is either included in a JP Morgan emerging market bond index or not included in the International Monetary Fund’s listing of advanced economies.

A 30% withholding tax will be imposed on any dividends and redemption proceeds that are paid after December 31, 2012, to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to enter into agreements with the IRS stipulating that they will provide the IRS with certain information (including name, address and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Blue Chip Growth, Capital Opportunity, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Media & Telecommunications, Mid-Cap Value, Personal Strategy, QM U.S. Small-Cap Growth Equity, Real Estate, Summit Income, Summit Municipal, U.S. Bond Enhanced Index, and Value Funds

Notwithstanding anything in the previously listed fundamental and operating restrictions to the contrary, the funds listed above may invest all of their assets in a single investment company or a series thereof in connection with a “master-feeder” arrangement. Such an investment would be made where the funds (a “Feeder”), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the “Master”). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

Foreign Investments

In addition to the restrictions previously described, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, P-notes may sometimes be used to gain access to these markets. In addition, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund’s total assets may be invested in such securities.

Funds-of-Funds

There is no limit on the amount the Spectrum Funds and Target Date Funds may own of the total outstanding voting securities of other Price Funds. The Funds-of-Funds, in accordance with their prospectuses, may invest more than 5% of their total assets in any single Price Fund and may invest more than 10% of their total assets, collectively, in one or more of the Price Funds.

CUSTODIAN AND FUND ACCOUNTING

State Street Bank and Trust Company is the custodian for the funds’ U.S. securities and cash, but it does not participate in the funds’ investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank’s main office is at 225 Franklin Street, Boston, Massachusetts 02110. State Street Bank maintains shares of the Funds-of-Funds in the book entry system of the funds’ transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain fund accounting services to the Price Funds.

CODE OF ETHICS

The funds, their investment adviser and investment sub-adviser, if applicable (T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore), and their principal underwriter (T. Rowe Price Investment Services) have adopted a written Code of Ethics and Conduct pursuant to Rule 17j-1 of the 1940 Act which requires persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price’s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders as well as Form N-Q which is filed with the SEC within 60 days of a fund’s first and third fiscal quarter-end. In addition, the funds’ Boards have adopted policies and procedures with respect to the disclosure of the funds’ portfolio securities and the disclosure of portfolio commentary and statistical information about the funds’ portfolios and their securities. T. Rowe Price has adopted and implemented policies and procedures reasonably designed to ensure compliance with the policies governing the disclosure of portfolio holdings, including the requirement to first confirm that an appropriate non-disclosure agreement has been obtained from each recipient of non-public holdings. The policies relating to the general manner in which the funds’ portfolio securities are disclosed, including the frequency with which portfolio holdings are disclosed and the length of time required between the effective date of the holdings information and the date on which the information is disclosed, are set forth in each fund’s prospectus. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.

This SAI sets forth details of the funds’ policy on portfolio holdings disclosure as well as the funds’ policy on disclosing information about the funds’ portfolios. In adopting the policies, the Boards of the funds took into account the views of the equity, fixed income and/or international steering committees of the funds’ investment advisers on what information should be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the T. Rowe Price funds. Each steering committee is comprised of senior investment management personnel of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and/or Price Singapore. Each committee as a whole determines the funds’ policy on the disclosure of portfolio holdings and related information. The funds’ Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds’ portfolios and the need to protect the funds from potentially harmful disclosures.

From time to time, officers of the funds, the funds’ investment adviser (and investment sub-adviser, if applicable) or the funds’ distributor (collectively, “TRP”) may express their views orally or in writing on one or more of the funds’ portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds’ most recent quarter-end and therefore may not be reflected on the list of the funds’ most recent quarter-end portfolio holdings disclosed on the website.

Additionally, TRP may provide oral or written information (“portfolio commentary”) about the funds, including, but not limited to, how the funds’ investments are divided among various sectors, industries, countries, value and growth stocks, small-, mid-, and large-cap stocks, and among stocks, bonds, currencies, and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. TRP may also provide oral or written information (“statistical information”) about various financial characteristics of the funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds’ most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.

None of the persons described above will receive any of the information described above if, in the sole judgment of TRP, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.

TRP also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Full portfolio holdings are disclosed to the funds’ custodians, accounting vendors, and auditors. Portfolio holdings are disclosed to the funds’ pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds’ investment advisers and investment sub-advisers may use analytical systems provided by third parties who may have access to the funds’ portfolio holdings. In all of these situations, the funds or TRP have entered into an agreement with the outside party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. TRP relies on these non-disclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth in the following table under “Fund Service Providers.” The policies and procedures adopted by the funds’ Boards require that any additions to the list of “Fund Service Providers” be approved by specified officers at TRP.

In certain limited situations, the funds may provide non-public portfolio holdings when T. Rowe Price believes that such disclosure will not be harmful to the fund. Examples include providing holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from one of the Price Funds and in connection with trial agreements with risk analytics vendors, data providers, and other service providers in order to fully evaluate the value of their services. In these situations, T. Rowe Price makes it clear through non-disclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind or allow T. Rowe Price to evaluate the services to be provided, and that the recipient will not trade on the information and will maintain the information in a manner designed to protect against unauthorized access or misuse.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities as well as in connection with litigation involving the funds’ portfolio securities, the funds may disclose one or more of their securities.

Fund Service Providers

Service Provider	Service
Algorithmics	Systems Vendor
Barclays	Fixed Income Analytics
Bloomberg	Pricing and Data Vendor
Bloomberg Barclays	Fixed Income Analytics
Broadridge	Printing and Mailing Vendor
Broadridge Systems	Systems Vendor
Charles River	Systems Vendor

Service Provider	Service
Citigroup	Fixed Income Analytics
COR-FS Ltd.	Systems Vendor
DG3	Typesetting Vendor
Donnelley Financial Solutions	Printing and Mailing Vendor
DST Systems	Systems Vendor
DTCC Derivatives Repository Ltd.	Derivatives Reporting Vendor
DTI Global	Transcription Vendor
Eagle	Systems Vendor
FactSet	Systems Vendor
Glass Lewis	Proxy and Systems Vendor
Interactive Data	Pricing and Systems Vendor
Investor Tools, Inc.	Fixed Income Analytics
ITG, Inc.	Pricing and Systems Vendor
Iron Mountain	Records Management Vendor
JPMorgan Chase	Custodian and Securities Lending Agent
JW Boarman	Printing Vendor
Lend Amend	Bank Debt Amendment Data Provider and Service
Lionbridge	Translation Vendor
Markit WSO Corporation	Bank Debt Reconciliation, Pricing, and Systems Vendor
McArdle Printing Company	Printing and Mailing Vendor
Omgeo LLC	Systems Vendor
Portware, LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
RR Donnelley	Systems, Printing, and Mailing Vendor
SAP	Systems Vendor
SDL	Translation Vendor
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
SS&C Technologies Holdings	Systems Vendor
Standard & Poor’s	Pricing Vendor
State Street Bank	Custodian and Securities Lending Agent
Style Research	Systems Vendor
Sybase Inc.	Systems Vendor
The Bank of New York Mellon	Fund Accounting and Middle Office
Thomson Reuters	Pricing Vendor

TRADEcho	Transaction Reporting Vendor

TriOptima	Derivatives Reconciliation Systems Vendor

UnaVista	Transaction Reporting Vendor

Universal Wilde	Mailing Vendor
Veritas	Records Management Vendor
WCI Consulting	Systems Vendor
Wilshire	Systems Vendor

PRICING OF SECURITIES

All Price Funds (except Money Funds and Funds-of-Funds)

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities, or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Exchange-traded options on futures contracts are valued at the closing settlement prices. Foreign currency forward contracts are valued using the prevailing forward exchange rate. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Price Funds Investing in Foreign Securities

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds’ portfolio securities may not occur on days when the funds are open.

If a fund determines that developments between the close of a foreign market and the close of the NYSE, normally 4 p.m. ET, will, in its judgment, materially affect the value of some or all of its portfolio securities, that fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Money Funds

For all government and retail money funds, securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act. Transactions in the Institutional Cash Reserve Fund’s shares are based on a net asset value reflecting the current market-based values of its portfolio securities (i.e., a “floating’ net asset value).

Price Funds Investing in Other Price Funds

Investments in the underlying Price Funds held by each fund are valued at their closing net asset value per share on the day of valuation.

Price Funds Investing in Hedge Funds

A fund relies primarily on the limited pricing and valuation information provided by the hedge fund managers in order to value its hedge fund investments. The funds attempt, to the extent they are able to do so, to review the valuation methodology utilized by a hedge fund to gauge whether its principles of fair value are consistent with those used by the funds for valuing their own investments. A fund will seek as much information as possible from the hedge fund in order to value its investment and determine the fair value of its interest in the hedge fund based on all relevant circumstances. This may include the most recent estimated net asset value and estimated returns reported by the hedge fund, as well as accrued management fees and any other relevant information available at the time the fund values its assets.

All Price Funds

The values assigned to private placements and other restricted securities, and to those investments for which the valuation procedures previously described are inappropriate, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee (the “Valuation Committee”). The Valuation Committee has been established by the funds’ Board to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. The Price Funds rely on various sources to calculate their net asset values. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by fund accounting providers, pricing sources, technological issues or otherwise.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds’ shares is equal to the funds’ net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds is calculated as of the close of regular trading on the NYSE, normally 4 p.m. ET, every day the NYSE is open for trading. However, the net asset value may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Determination of net asset value (and the offering, sale, redemption, and purchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist. Under certain limited conditions, a money fund may accept and process purchase and redemption orders during times that the NYSE is not open for trading.

Money Funds

Maintenance of Retail and Government Money Funds’ Net Asset Value per Share at $1.00

It is the current policy of all TRP retail and government money market funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds’ acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a) The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds’ investment objectives, to stabilize the funds’ net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b) The funds must (i) maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable price per share; (ii) not purchase any instrument with a remaining maturity greater than 397 calendar days, except for certain adjustable rate government securities or other instruments that meet the requirements of Rule 2a-7; (iii) maintain a dollar-weighted average portfolio maturity of 60 calendar days or less; (iv) maintain a dollar-weighted average life of 120 calendar days or less; (v) not acquire any security other than a “weekly liquid asset,” as defined in Rule 2a-7, unless they hold at least 30% of their total assets in weekly liquid assets; and (vi) for the taxable funds, not acquire any security other than a “daily liquid asset,” as defined in Rule 2a-7, unless they hold at least 10% of their total assets in daily liquid assets;

(c) The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the funds’ Boards determine present minimal credit risks and which are eligible securities as defined by Rule 2a-7; and

(d) The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the funds will continue to use the amortized cost method only so long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although each retail and government fund believes that it will be able to maintain its net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If a retail or government fund’s net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Board of the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend during this period and receiving, upon redemption, a price per share lower than the price paid. On the other hand, if the funds’ net asset value per share were to increase, or were anticipated to increase, above

$1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Liquidity Fees and Redemption Gates

Pursuant to Rule 2a-7, if a retail or institutional prime money market fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board determines that not doing so is in the best interests of the fund.

Money market funds that are designated “government money market funds” pursuant to Rule 2a-7 are not required to impose a liquidity fee or redemption gate upon a sale of shares. However, the Board of a government money market fund reserves the right to impose liquidity fees in the future.

A money fund may permanently suspend redemptions and payment of redemptions if: the fund’s Board determines that the deviation between a fund’s amortized cost price per share and its market based net asset value per share may result in material dilution or unfair results; the Board has irrevocably approved the liquidation of the fund; and the fund notifies the SEC of its decision to liquidate prior to suspending redemptions. A money market fund’s Board may suspend redemptions and payment of redemption proceeds if the fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

IN-KIND REDEMPTIONS AND PURCHASES

Redemptions In-Kind

Certain Price Funds have filed with the SEC a notice of election under Rule 18f-1 of the 1940 Act. This election permits a fund to effect a redemption in-kind if, in any 90-day period, a shareholder redeems: (i) more than $250,000 from the fund; or (ii) redeems more than 1% of the fund’s net assets. If either of these conditions is met, the fund has the right to pay the difference between the redemption amount and the lesser of these two figures with securities from the fund’s portfolio rather than in cash.

In the unlikely event a shareholder receives an in-kind redemption of portfolio securities from a fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred.

The Price Funds may also redeem securities in-kind to certain affiliates according to procedures adopted by the Price Funds’ Boards. The procedures generally require a pro-rata distribution of the fund’s securities subject to certain limited exceptions. Securities that may be excluded from an in-kind distribution include, among others: holdings that cannot be transferred or have other legal restrictions, such as certain types of derivatives; de minimis positions; positions being eliminated by the distributing fund and will not held by the receiving shareholder; and positions used as collateral. Any securities that are excluded from an in-kind distribution are not selected by either the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in-kind.

Purchases In-Kind

Transactions involving the issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and investment policies of the funds; (b) are generally acquired for investment and not for resale; (c) have a value that is readily ascertainable, which may include securities listed or traded in a recognized U.S. or international exchange or market; and (d) are not illiquid. The securities received in-kind must be deemed by the fund’s portfolio manager to be appropriate, in type and amount, for investment by the fund receiving the securities in light of its investment objectives, investment programs and policies, and its current holdings.

TAX STATUS

The tax discussion in the prospectus and this SAI provides only a brief summary of some of the tax consequences affecting the funds and the shareholders of the funds in general under the U.S. federal income tax law. You may also be subject to foreign, state, and local laws, which are not discussed here. No attempt has been made to discuss tax consequences specifically applicable to any particular shareholder. You should discuss with your tax advisor to determine tax consequences applicable to you and your investments.

Taxation of the Funds

The funds intend to qualify as “regulated investment companies” under Subchapter M of the Code. If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund’s distributions, to the extent made out of the fund’s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund may qualify for the 70% deduction for dividends received by corporations; and (4) foreign tax credits would not “pass through” to shareholders. A fund may avoid losing its qualification as a regulated investment company under certain circumstances by using remedies provided in recent legislation, but such remedies may still result in a significant tax penalty to the fund.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares.

Taxation of Fund Shareholders

For individual shareholders, a portion of the funds’ ordinary dividends representing “qualified dividend income” may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. “Qualified dividend income” is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on non-qualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the Global Real Estate or Real Estate Funds, is expected to qualify for this lower rate.

For corporate shareholders, a portion of the funds’ ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the funds’ income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the international equity funds (and the global funds that hold significant non-U.S. securities) or the bond and money funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend declared by the fund in October, November, or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that a fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Such dividends will not be eligible for the dividends received deduction. Dividends and distributions paid by a fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Special rules apply, however, to regular dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals, provided that the individual receiving the dividend satisfies certain holding period and other requirements.

The funds may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the funds.

At the time of your purchase of shares (except in retail and government money market funds), the funds’ net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carry-overs, if any. For federal income tax purposes, the funds are permitted to carry forward any net realized capital losses for eight years for any such losses incurred in taxable years beginning on or before December 22, 2010, or indefinitely for any such losses incurred in taxable years beginning after December 22, 2010, and use such losses, subject to applicable limitations, to offset net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

However, the amount of capital losses that can be carried forward and used in any single year may be limited if a fund experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period. An ownership change could result in capital loss carry-overs from taxable years beginning on or before December 22, 2010, to expire unused, thereby reducing a fund’s ability to offset capital gains with those losses. Capital loss carry-overs generated in years beginning after December 22, 2010, are also subject to the ownership change limitation but will not expire. An increase in the amount of taxable gains distributed to a fund’s shareholders could result from an ownership change. The Price Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions. Moreover, because of circumstances beyond a fund’s control, there can be no assurance that a fund will not experience, or has not already experienced, an ownership change.

Upon the sale or exchange of your shares in a fund, you will realize a taxable gain or loss equal to the difference between the amount realized and your basis in the shares. A redemption of shares by a fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in your hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six month period.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder’s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

A 30% withholding tax is currently imposed on all or a portion of any dividends paid, and will be imposed on redemption proceeds paid after December 31, 2018, to: (i) foreign financial institutions, including non-U.S. investment funds and trusts, unless they agree to collect and disclose to the IRS, or in certain cases to their country of residence, information regarding their direct and indirect U.S. account holders or are exempt from these requirements and certify as such; and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-exempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.) stipulating that they will provide the IRS with certain information (including name, address and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Funds-of-Funds

Each Fund-of-Funds pursues its objective by investing in a diversified portfolio of underlying Price Funds that represent various asset classes and sectors. Dividends, interest and capital gains earned by the underlying Price Funds with respect to non-U.S. positions may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of any given underlying Price Fund at the close of a year consists of non-U.S. stocks or securities (and 50% of the total assets of the fund at the close of the year consists of foreign securities, or, at the close of each quarter, shares of underlying Price Funds), the fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the fund or the underlying Price Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

Short-term capital gains earned by the underlying Price Funds will be ordinary income when distributed to the fund and will not be offset by the fund’s capital losses. Upon the sale or other disposition by the fund of shares of the underlying Price Fund, the fund will realize a capital gain or loss which will be long-term or short-term, generally depending on the fund’s holding period for the shares. Losses realized upon such redemptions may result in a substantial number of “wash sales” and deferral, perhaps indefinitely, of realized losses to the fund.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies.

Distributions by the underlying Price Funds, redemptions of shares in the underlying Price Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. In addition, the Funds-of-Funds will generally not be able to currently offset gains realized by one underlying Price Fund in which the Funds-of-Funds invest against losses realized by another underlying Price Fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. It is possible that a portion of the funds’ dividends is not exempt from federal income taxes. You will receive a Form 1099-DIV, or other IRS forms, as required, reporting the taxability of all dividends. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of the AMT. Social Security recipients who receive income dividends from tax-free funds may have to pay taxes on a portion of their Social Security benefits.

Because the income dividends of the funds are expected to be derived from tax-exempt interest on municipal securities, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. Further, entities or persons that are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes. Under the Code, if more than 50% of the value of the funds’ total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to “pass through” to the funds’ shareholders any eligible foreign income taxes paid by the funds. Certain funds of funds may also be able to pass through foreign taxes paid by other mutual funds in which they are invested if at least 50% of the value of the funds’ total assets at the end of each fiscal quarter comprises interests in such regulated investment companies. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.

Passive Foreign Investment Companies

The funds may purchase, directly or indirectly, the securities of certain foreign investment funds or trusts, called “passive foreign investment companies” for U.S. tax purposes. Sometimes such investments are the only or primary way to invest in companies in certain countries. Some or all of the capital gains on the sale of such holdings may be considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and/or an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and/or interest, the funds may treat these securities, when possible, as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses may be allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds’ investments in entities which invest in or finance mortgage debt. Such investments include residual interests in Real Estate Mortgage Investment Conduits and interests in a REIT which qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income (“EII”) in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations, and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

CAPITAL STOCK

All of the funds are organized as Maryland corporations (“Corporations”) or series thereof. The funds’ Charters authorize the Boards to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds’ Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least 10% and (b) in the case of a meeting for any other purpose, at least 25%, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth in the following table have been established by the Boards under the Articles of Incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations’ shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series or class are enforceable against the assets associated with that series or class only. The Articles of Incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

Maryland Corporations	Year of Inception
T. Rowe Price Balanced Fund, Inc. (corporation) T. Rowe Price Balanced Fund (series) T. Rowe Price Balanced Fund—I Class (class)	1939 1939 2015
T. Rowe Price Blue Chip Growth Fund, Inc. (corporation) T. Rowe Price Blue Chip Growth Fund (series) T. Rowe Price Blue Chip Growth Fund—Advisor Class (class) T. Rowe Price Blue Chip Growth Fund—I Class (class) T. Rowe Price Blue Chip Growth Fund—R Class (class)	1993 1993 2000 2015 2002

Maryland Corporations	Year of Inception
T. Rowe Price Capital Appreciation Fund, Inc. (corporation)(b) T. Rowe Price Capital Appreciation Fund (series) T. Rowe Price Capital Appreciation Fund—Advisor Class (class) T. Rowe Price Capital Appreciation Fund—I Class (class)	1986 1986 2004 2015
T. Rowe Price Capital Appreciation & Income Fund, Inc. (corporation) T. Rowe Price Capital Appreciation & Income Fund (series) T. Rowe Price Capital Appreciation & Income Fund—Advisor Class (class) T. Rowe Price Capital Appreciation & Income Fund—I Class (class)	2017 2017 2017 2017
T. Rowe Price Capital Opportunity Fund, Inc. (corporation) T. Rowe Price Capital Opportunity Fund (series) T. Rowe Price Capital Opportunity Fund—Advisor Class (class) T. Rowe Price Capital Opportunity Fund—I Class (class) T. Rowe Price Capital Opportunity Fund—R Class (class)	1994 1994 2004 2016 2004
T. Rowe Price Corporate Income Fund, Inc. (corporation) T. Rowe Price Corporate Income Fund (series) T. Rowe Price Corporate Income Fund—I Class (class)	1995 1995 2015
T. Rowe Price Credit Opportunities Fund, Inc. (corporation) T. Rowe Price Credit Opportunities Fund (series) T. Rowe Price Credit Opportunities Fund—Advisor Class (class) T. Rowe Price Credit Opportunities Fund—I Class (class)	2014 2014 2014 2016
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (corporation) T. Rowe Price Diversified Mid-Cap Growth Fund (series) T. Rowe Price Diversified Mid-Cap Growth—I Class (class)	2003 2003 2017
T. Rowe Price Dividend Growth Fund, Inc. (corporation) T. Rowe Price Dividend Growth Fund (series) T. Rowe Price Dividend Growth Fund—Advisor Class (class) T. Rowe Price Dividend Growth Fund—I Class (class)	1992 1992 2005 2015
T. Rowe Price Equity Income Fund, Inc. (corporation)(b) T. Rowe Price Equity Income Fund (series) T. Rowe Price Equity Income Fund—Advisor Class (class) T. Rowe Price Equity Income Fund—I Class (class) T. Rowe Price Equity Income Fund—R Class (class)	1985 1985 2000 2015 2002
T. Rowe Price Financial Services Fund, Inc. (corporation) T. Rowe Price Financial Services Fund (series) T. Rowe Price Financial Services Fund—I Class (class)	1996 1996 2016
T. Rowe Price Floating Rate Fund, Inc. (corporation) T. Rowe Price Floating Rate Fund (series) T. Rowe Price Floating Rate Fund—Advisor Class (class) T. Rowe Price Floating Rate Fund—I Class (class)	2011 2011 2011 2016
T. Rowe Price Global Allocation Fund, Inc. (corporation) T. Rowe Price Global Allocation Fund (series) T. Rowe Price Global Allocation Fund—Advisor Class (class) T. Rowe Price Global Allocation Fund—I Class (class)	2013 2013 2013 2016
T. Rowe Price Global Multi-Sector Bond Fund, Inc. (corporation) T. Rowe Price Global Multi-Sector Bond Fund (series) T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class (class) T. Rowe Price Global Multi-Sector Bond Fund—I Class (class)	2008 2008 2008 2016
T. Rowe Price Global Real Estate Fund, Inc. (corporation) T. Rowe Price Global Real Estate Fund (series) T. Rowe Price Global Real Estate Fund—Advisor Class (class) T. Rowe Price Global Real Estate Fund—I Class (class)	2008 2008 2008 2016
T. Rowe Price Global Technology Fund, Inc. (corporation) T. Rowe Price Global Technology Fund (series) T. Rowe Price Global Technology Fund—I Class (class)	2000 2000 2016

Maryland Corporations	Year of Inception
T. Rowe Price GNMA Fund, Inc. (corporation)(b) T. Rowe Price GNMA Fund (series) T. Rowe Price GNMA Fund—I Class (class)	1985 1985 2017
T. Rowe Price Government Money Fund, Inc. (corporation) T. Rowe Price Government Money Fund (series) T. Rowe Price Government Money Fund—I Class (class)	1976 1976 2017
T. Rowe Price Growth & Income Fund, Inc. (corporation) T. Rowe Price Growth & Income Fund (series) T. Rowe Price Growth & Income Fund—I Class (class)	1982 1982 2016
T. Rowe Price Growth Stock Fund, Inc. (corporation) T. Rowe Price Growth Stock Fund (series) T. Rowe Price Growth Stock Fund—Advisor Class (class) T. Rowe Price Growth Stock Fund—I Class (class) T. Rowe Price Growth Stock Fund—R Class (class)	1950 1950 2001 2015 2002
T. Rowe Price Health Sciences Fund, Inc. (corporation) T. Rowe Price Health Sciences Fund (series) T. Rowe Price Health Sciences Fund—I Class (class)	1995 1995 2016

T. Rowe Price High Yield Fund, Inc. (corporation)

T. Rowe Price High Yield Fund (series)

T. Rowe Price High Yield Fund—Advisor Class (class)

T. Rowe Price High Yield Fund—I Class (class)

T. Rowe Price U.S. High Yield Fund (series)

T. Rowe Price U.S. High Yield Fund—Advisor Class (class)

T. Rowe Price U.S. High Yield Fund—I Class (class)

1984 1984 2000 2015 2017 2013(a) 2013(a)
T. Rowe Price Index Trust, Inc. (corporation) T. Rowe Price Equity Index 500 Fund (series) T. Rowe Price Equity Index 500 Fund—I Class (class) T. Rowe Price Extended Equity Market Index Fund (series) T. Rowe Price Mid-Cap Index Fund (series) T. Rowe Price Mid-Cap Index Fund—I Class (class) T. Rowe Price Small-Cap Index Fund (series) T. Rowe Price Small-Cap Index Fund—I Class (class) T. Rowe Price Total Equity Market Index Fund (series)	1989 1990 2015 1998 2015 2015 2015 2015 1998
T. Rowe Price Inflation Protected Bond Fund, Inc. (corporation) T. Rowe Price Inflation Protected Bond Fund (series) T. Rowe Price Inflation Protected Bond Fund—I Class (class)	2002 2002 2015
T. Rowe Price Institutional Equity Funds, Inc. (corporation) T. Rowe Price Institutional Large-Cap Core Growth Fund (series) T. Rowe Price Institutional Large-Cap Growth Fund (series) T. Rowe Price Institutional Large-Cap Value Fund (series) T. Rowe Price Institutional Mid-Cap Equity Growth Fund (series) T. Rowe Price Institutional Small-Cap Stock Fund (series) T. Rowe Price Institutional U.S. Structured Research Fund (series)	1996 2003 2001 2000 1996 2000 2007
T. Rowe Price Institutional Income Funds, Inc. (corporation) T. Rowe Price Institutional Cash Reserves Fund (series) T. Rowe Price Institutional Core Plus Fund (series) T. Rowe Price Institutional Credit Opportunities Fund (series) T. Rowe Price Institutional Floating Rate Fund (series) T. Rowe Price Institutional Floating Rate Fund—F Class (class) T. Rowe Price Institutional Global Multi-Sector Bond Fund (series) T. Rowe Price Institutional High Yield Fund (series) T. Rowe Price Institutional Long Duration Credit Fund (series)	2000 2016 2004 2014 2008 2010 2013 2002 2013

Maryland Corporations	Year of Inception

T. Rowe Price Institutional International Funds, Inc. (corporation)

T. Rowe Price Institutional Africa & Middle East Fund (series)

T. Rowe Price Institutional Emerging Markets Bond Fund (series)

T. Rowe Price Institutional Emerging Markets Equity Fund (series)

T. Rowe Price Institutional Frontier Markets Equity Fund (series)

T. Rowe Price Institutional Global Focused Growth Equity Fund (series)

T. Rowe Price Institutional Global Growth Equity Fund (series)

T. Rowe Price Institutional Global Value Equity Fund (series)

T. Rowe Price Institutional International Bond Fund (series)

T. Rowe Price Institutional International Concentrated Equity Fund (series)

T. Rowe Price Institutional International Core Equity Fund (series)

T. Rowe Price Institutional International Growth Equity Fund (series)

1989 2008 2006 2002 2014 2006 2008 2012 2007 2010 2010 1989
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (corporation) T. Rowe Price Intermediate Tax-Free High Yield Fund (series) T. Rowe Price Intermediate Tax-Free High Yield Fund—Advisor Class (class) T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class (class)	2014 2014 2014 2017

T. Rowe Price International Funds, Inc. (corporation)

T. Rowe Price Africa & Middle East Fund (series)

T. Rowe Price Africa & Middle East Fund—I Class (class)

T. Rowe Price Asia Opportunities Fund (series)

T. Rowe Price Asia Opportunities Fund—Advisor Class (class)

T. Rowe Price Asia Opportunities Fund—I Class (class)

T. Rowe Price Dynamic Global Bond Fund (series)

T. Rowe Price Dynamic Global Bond Fund—Advisor Class (class)

T. Rowe Price Dynamic Global Bond Fund—I Class (class)

T. Rowe Price Emerging Europe Fund (series)

T. Rowe Price Emerging Europe Fund—I Class (class)

T. Rowe Price Emerging Markets Bond Fund (series)

T. Rowe Price Emerging Markets Bond Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Bond Fund—I Class (class)

T. Rowe Price Emerging Markets Corporate Bond Fund (series)

T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Corporate Bond Fund—I Class (class)

T. Rowe Price Emerging Markets Local Currency Bond Fund (series)

T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class (class)

T. Rowe Price Emerging Markets Stock Fund (series)

T. Rowe Price Emerging Markets Stock Fund—I Class (class)

T. Rowe Price Emerging Markets Value Stock Fund (series)

T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Value Stock Fund—I Class (class)

T. Rowe Price European Stock Fund (series)

T. Rowe Price European Stock Fund—I Class (class)

T. Rowe Price Global Consumer Fund (series)

T. Rowe Price Global Growth Stock Fund (series)

T. Rowe Price Global Growth Stock Fund—Advisor Class (class)

T. Rowe Price Global Growth Stock Fund—I Class (class)

T. Rowe Price Global High Income Bond Fund (series)

T. Rowe Price Global High Income Bond Fund—Advisor Class (class)

T. Rowe Price Global High Income Bond Fund—I Class (class)

T. Rowe Price Global Industrials Fund (series)

T. Rowe Price Global Industrials Fund—I Class (class)

T. Rowe Price Global Stock Fund (series)

T. Rowe Price Global Stock Fund—Advisor Class (class)

T. Rowe Price Global Stock Fund—I Class (class)

T. Rowe Price International Bond Fund (series)

T. Rowe Price International Bond Fund—Advisor Class (class)

1979 2007 2017 2014 2014 2017 2015 2015 2015 2000 2017 1994 2015 2015 2012 2012 2015 2011 2011 2015 1995 2015 2015 2015 2017 1990 2017 2016 2008 2008 2017 2015 2015 2015 2013 2017 1995 2006 2017 1986 2000

Maryland Corporations	Year of Inception

T. Rowe Price International Bond Fund—I Class (class)

T. Rowe Price International Bond Fund (USD Hedged) (series)

T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class (class)

T. Rowe Price International Bond Fund (USD Hedged)—I Class (class)

T. Rowe Price International Concentrated Equity Fund (series)

T. Rowe Price International Concentrated Equity Fund—Advisor Class (class)

T. Rowe Price International Concentrated Equity Fund—I Class (class)

T. Rowe Price International Discovery Fund (series)

T. Rowe Price International Discovery Fund—I Class (class)

T. Rowe Price International Stock Fund (series)

T. Rowe Price International Stock Fund—Advisor Class (class)

T. Rowe Price International Stock Fund—I Class (class)

T. Rowe Price International Stock Fund—R Class (class)

T. Rowe Price International Value Equity Fund (series)

T. Rowe Price International Value Equity Fund—Advisor Class (class)

T. Rowe Price International Value Equity Fund—I Class (class)

T. Rowe Price International Value Equity Fund—R Class (class)

T. Rowe Price Japan Fund (series)

T. Rowe Price Japan Fund—I Class (class)

T. Rowe Price Latin America Fund (series)

T. Rowe Price Latin America Fund—I Class (class)

T. Rowe Price New Asia Fund (series)

T. Rowe Price New Asia Fund—I Class (class)

T. Rowe Price Overseas Stock Fund (series)

T. Rowe Price Overseas Stock Fund—Advisor Class (class)

T. Rowe Price Overseas Stock Fund—I Class (class)

2015 2017 2017 2017 2014 2014 2017 1988 2015 1980 2000 2015 2002 1998 2002 2015 2002 1991 2017 1993 2017 1990 2015 2006 2015 2015
T. Rowe Price International Index Fund, Inc. (corporation) T. Rowe Price International Equity Index Fund (series)	2000 2000
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (corporation) T. Rowe Price Limited Duration Inflation Focused Bond Fund (series) T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class (class)	2006 2006 2015
T. Rowe Price Media & Telecommunications Fund, Inc. (corporation) T. Rowe Price Media & Telecommunications Fund (series) T. Rowe Price Media & Telecommunications Fund—I Class (class)	1993 1993 2016
T. Rowe Price Mid-Cap Growth Fund, Inc. (corporation) T. Rowe Price Mid-Cap Growth Fund (series) T. Rowe Price Mid-Cap Growth Fund—Advisor Class (class) T. Rowe Price Mid-Cap Growth Fund—I Class (class) T. Rowe Price Mid-Cap Growth Fund—R Class (class)	1992 1992 2000 2015 2002
T. Rowe Price Mid-Cap Value Fund, Inc. (corporation) T. Rowe Price Mid-Cap Value Fund (series) T. Rowe Price Mid-Cap Value Fund—Advisor Class (class) T. Rowe Price Mid-Cap Value Fund—I Class (class) T. Rowe Price Mid-Cap Value Fund—R Class (class)	1996 1996 2002 2015 2002
T. Rowe Price Multi-Sector Account Portfolios, Inc. (corporation) T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (series) T. Rowe Price Floating Rate Multi-Sector Account Portfolio (series) T. Rowe Price High Yield Multi-Sector Account Portfolio (series) T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (series)	2011 2012 2012 2012 2012 2012 2012
T. Rowe Price Multi-Strategy Total Return Fund, Inc. (corporation) T. Rowe Price Multi-Strategy Total Return Fund (series) T. Rowe Price Multi-Strategy Total Return Fund—Advisor Class (class) T. Rowe Price Multi-Strategy Total Return Fund—I Class (class)	2017 2017 2017 2017

Maryland Corporations	Year of Inception
T. Rowe Price New America Growth Fund, Inc. (corporation)(b) T. Rowe Price New America Growth Fund (series) T. Rowe Price New America Growth Fund—Advisor Class (class) T. Rowe Price New America Growth Fund—I Class (class)	1985 1985 2005 2015
T. Rowe Price New Era Fund, Inc. (corporation) T. Rowe Price New Era Fund (series) T. Rowe Price New Era Fund—I Class (class)	1969 1969 2015
T. Rowe Price New Horizons Fund, Inc. (corporation) T. Rowe Price New Horizons Fund (series) T. Rowe Price New Horizons Fund—I Class (class)	1960 1960 2015
T. Rowe Price New Income Fund, Inc. (corporation) T. Rowe Price New Income Fund (series) T. Rowe Price New Income Fund—Advisor Class (class) T. Rowe Price New Income Fund—I Class (class) T. Rowe Price New Income Fund—R Class (class)	1973 1973 2002 2015 2002
T. Rowe Price Personal Strategy Funds, Inc. (corporation) T. Rowe Price Personal Strategy Balanced Fund (series) T. Rowe Price Personal Strategy Balanced Fund—I Class (class) T. Rowe Price Personal Strategy Growth Fund (series) T. Rowe Price Personal Strategy Growth Fund—I Class (class) T. Rowe Price Personal Strategy Income Fund (series) T. Rowe Price Personal Strategy Income Fund—I Class (class)	1994 1994 2016 1994 2016 1994 2016

T. Rowe Price Quantitative Management Funds, Inc. (corporation)

T. Rowe Price QM Global Equity Fund (series)

T. Rowe Price QM Global Equity Fund—Advisor Class (class)

T. Rowe Price QM Global Equity Fund—I Class (class)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (series)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class (class)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class (class)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (series)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class (class)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class (class)

T. Rowe Price QM U.S. Value Equity Fund (series)

T. Rowe Price QM U.S. Value Equity Fund—Advisor Class (class)

T. Rowe Price QM U.S. Value Equity Fund—I Class (class)

1997 2016 2016 2016 2016 2016 2016 1997 2016 2016 2016 2016 2016
T. Rowe Price Real Assets Fund, Inc. (corporation) T. Rowe Price Real Assets Fund (series) T. Rowe Price Real Assets Fund—I Class (class)	2010 2010 2015
T. Rowe Price Real Estate Fund, Inc. (corporation) T. Rowe Price Real Estate Fund (series) T. Rowe Price Real Estate Fund—Advisor Class (class) T. Rowe Price Real Estate Fund—I Class (class)	1997 1997 2004 2015
T. Rowe Price Reserve Investment Funds, Inc. (corporation) T. Rowe Price Government Reserve Fund (series) T. Rowe Price Short-Term Fund (series) T. Rowe Price Short-Term Government Fund (series) T. Rowe Price Treasury Reserve Fund (series)	1997 1997 2013 2013 2013
T. Rowe Price Retirement Funds, Inc. (corporation) T. Rowe Price Retirement 2005 Fund (series) T. Rowe Price Retirement 2005 Fund—Advisor Class (class) T. Rowe Price Retirement 2005 Fund—R Class (class) T. Rowe Price Retirement 2010 Fund (series) T. Rowe Price Retirement 2010 Fund—Advisor Class (class) T. Rowe Price Retirement 2010 Fund—R Class (class) T. Rowe Price Retirement 2015 Fund (series) T. Rowe Price Retirement 2015 Fund—Advisor Class (class)	2002 2004 2007 2007 2002 2003 2003 2004 2007

Maryland Corporations	Year of Inception

T. Rowe Price Retirement 2015 Fund—R Class (class)

T. Rowe Price Retirement 2020 Fund (series)

T. Rowe Price Retirement 2020 Fund—Advisor Class (class)

T. Rowe Price Retirement 2020 Fund—R Class (class)

T. Rowe Price Retirement 2025 Fund (series)

T. Rowe Price Retirement 2025 Fund—Advisor Class (class)

T. Rowe Price Retirement 2025 Fund—R Class (class)

T. Rowe Price Retirement 2030 Fund (series)

T. Rowe Price Retirement 2030 Fund—Advisor Class (class)

T. Rowe Price Retirement 2030 Fund—R Class (class)

T. Rowe Price Retirement 2035 Fund (series)

T. Rowe Price Retirement 2035 Fund—Advisor Class (class)

T. Rowe Price Retirement 2035 Fund—R Class (class)

T. Rowe Price Retirement 2040 Fund (series)

T. Rowe Price Retirement 2040 Fund—Advisor Class (class)

T. Rowe Price Retirement 2040 Fund—R Class (class)

T. Rowe Price Retirement 2045 Fund (series)

T. Rowe Price Retirement 2045 Fund—Advisor Class (class)

T. Rowe Price Retirement 2045 Fund—R Class (class)

T. Rowe Price Retirement 2050 Fund (series)

T. Rowe Price Retirement 2050 Fund—Advisor Class (class)

T. Rowe Price Retirement 2050 Fund—R Class (class)

T. Rowe Price Retirement 2055 Fund (series)

T. Rowe Price Retirement 2055 Fund—Advisor Class (class)

T. Rowe Price Retirement 2055 Fund—R Class (class)

T. Rowe Price Retirement 2060 Fund (series)

T. Rowe Price Retirement 2060 Fund—Advisor Class (class)

T. Rowe Price Retirement 2060 Fund—R Class (class)

T. Rowe Price Retirement Balanced Fund (series)

T. Rowe Price Retirement Balanced Fund—Advisor Class (class)

T. Rowe Price Retirement Balanced Fund—R Class (class)

T. Rowe Price Retirement I 2005 Fund—I Class (series)

T. Rowe Price Retirement I 2010 Fund—I Class (series)

T. Rowe Price Retirement I 2015 Fund—I Class (series)

T. Rowe Price Retirement I 2020 Fund—I Class (series)

T. Rowe Price Retirement I 2025 Fund—I Class (series)

T. Rowe Price Retirement I 2030 Fund—I Class (series)

T. Rowe Price Retirement I 2035 Fund—I Class (series)

T. Rowe Price Retirement I 2040 Fund—I Class (series)

T. Rowe Price Retirement I 2045 Fund—I Class (series)

T. Rowe Price Retirement I 2050 Fund—I Class (series)

T. Rowe Price Retirement I 2055 Fund—I Class (series)

T. Rowe Price Retirement I 2060 Fund—I Class (series)

T. Rowe Price Retirement Balanced I Fund—I Class (series)

T. Rowe Price Retirement Income 2020 Fund (series)

T. Rowe Price Target 2005 Fund (series)

T. Rowe Price Target 2005 Fund—Advisor Class (class)

T. Rowe Price Target 2005 Fund—I Class (class)

T. Rowe Price Target 2010 Fund (series)

T. Rowe Price Target 2010 Fund—Advisor Class (class)

T. Rowe Price Target 2010 Fund—I Class (class)

T. Rowe Price Target 2015 Fund (series)

T. Rowe Price Target 2015 Fund—Advisor Class (class)

T. Rowe Price Target 2015 Fund—I Class (class)

T. Rowe Price Target 2020 Fund (series)

T. Rowe Price Target 2020 Fund—Advisor Class (class)

T. Rowe Price Target 2020 Fund—I Class (class)

2007

2002

2003

2003

2004

2007

2007

2002

2003

2003

2004

2007

2007

2002

2003

2003

2005

2007

2007

2006

2006

2006

2006

2007

2007

2014

2014

2014

2002

2003

2003

2015

2015

2015

2015

2015

2015

2015

2015

2015

2015

2015

2015

2015

2017

2013

2013

2016

2013

2013

2016

2013

2013

2016

2013

2013

2016

Maryland Corporations	Year of Inception

T. Rowe Price Target 2025 Fund (series)

T. Rowe Price Target 2025 Fund—Advisor Class (class)

T. Rowe Price Target 2025 Fund—I Class (class)

T. Rowe Price Target 2030 Fund (series)

T. Rowe Price Target 2030 Fund—Advisor Class (class)

T. Rowe Price Target 2030 Fund—I Class (class)

T. Rowe Price Target 2035 Fund (series)

T. Rowe Price Target 2035 Fund—Advisor Class (class)

T. Rowe Price Target 2035 Fund—I Class (class)

T. Rowe Price Target 2040 Fund (series)

T. Rowe Price Target 2040 Fund—Advisor Class (class)

T. Rowe Price Target 2040 Fund—I Class (class)

T. Rowe Price Target 2045 Fund (series)

T. Rowe Price Target 2045 Fund—Advisor Class (class)

T. Rowe Price Target 2045 Fund—I Class (class)

T. Rowe Price Target 2050 Fund (series)

T. Rowe Price Target 2050 Fund—Advisor Class (class)

T. Rowe Price Target 2050 Fund—I Class (class)

T. Rowe Price Target 2055 Fund (series)

T. Rowe Price Target 2055 Fund—Advisor Class (class)

T. Rowe Price Target 2055 Fund—I Class (class)

T. Rowe Price Target 2060 Fund (series)

T. Rowe Price Target 2060 Fund—Advisor Class (class)

T. Rowe Price Target 2060 Fund—I Class (class)

2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2014 2014 2016
T. Rowe Price Science & Technology Fund, Inc. (corporation) T. Rowe Price Science & Technology Fund (series) T. Rowe Price Science & Technology Fund—Advisor Class (class) T. Rowe Price Science & Technology Fund—I Class (class)	1987 1987 2000 2016
T. Rowe Price Short-Term Bond Fund, Inc. (corporation) T. Rowe Price Short-Term Bond Fund (series) T. Rowe Price Short-Term Bond Fund—Advisor Class (class) T. Rowe Price Short-Term Bond Fund—I Class (class) T. Rowe Price Ultra Short-Term Bond Fund (series) T. Rowe Price Ultra Short-Term Bond Fund—I Class (class)	1984 1984 2004 2015 2012 2017
T. Rowe Price Small-Cap Stock Fund, Inc. (corporation) T. Rowe Price Small-Cap Stock Fund (series) T. Rowe Price Small-Cap Stock Fund—Advisor Class (class) T. Rowe Price Small-Cap Stock Fund—I Class (class)	1956 1956 2000 2015
T. Rowe Price Small-Cap Value Fund, Inc. (corporation) T. Rowe Price Small-Cap Value Fund (series) T. Rowe Price Small-Cap Value Fund—Advisor Class (class) T. Rowe Price Small-Cap Value Fund—I Class (class)	1988 1988 2000 2015
T. Rowe Price Spectrum Fund, Inc. (corporation) Spectrum Growth Fund (series) Spectrum Income Fund (series) Spectrum International Fund (series)	1987 1990 1990 1996

Maryland Corporations	Year of Inception

T. Rowe Price State Tax-Free Funds, Inc. (corporation)(b)

T. Rowe Price California Tax-Free Bond Fund (series)

T. Rowe Price California Tax-Free Bond Fund—I Class (class)

T. Rowe Price California Tax-Free Money Fund (series)

T. Rowe Price California Tax-Free Money Fund—I Class (class)

T. Rowe Price Georgia Tax-Free Bond Fund (series)

T. Rowe Price Georgia Tax-Free Bond Fund—I Class (class)

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (series)

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class (class)

T. Rowe Price Maryland Tax-Free Bond Fund (series)

T. Rowe Price Maryland Tax-Free Bond Fund—I Class (class)

T. Rowe Price Maryland Tax-Free Money Fund (series)

T. Rowe Price Maryland Tax-Free Money Fund—I Class (class)

T. Rowe Price New Jersey Tax-Free Bond Fund (series)

T. Rowe Price New Jersey Tax-Free Bond Fund—I Class (class)

T. Rowe Price New York Tax-Free Bond Fund (series)

T. Rowe Price New York Tax-Free Bond Fund—I Class (class)

T. Rowe Price New York Tax-Free Money Fund (series)

T. Rowe Price New York Tax-Free Money Fund—I Class (class)

T. Rowe Price Virginia Tax-Free Bond Fund (series)

T. Rowe Price Virginia Tax-Free Bond Fund—I Class (class)

1986 1986 2017 1986 2017 1993 2017 1993 2017 1987 2017 2001 2017 1991 2017 1986 2017 1986 2017 1991 2017
T. Rowe Price Summit Funds, Inc. (corporation) T. Rowe Price Cash Reserves Fund (series)	1993 1993
T. Rowe Price Summit Municipal Funds, Inc. (corporation) T. Rowe Price Summit Municipal Money Market Fund (series) T. Rowe Price Summit Municipal Intermediate Fund (series) T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class (class) T. Rowe Price Summit Municipal Income Fund (series) T. Rowe Price Summit Municipal Income Fund—Advisor Class (class)	1993 1993 1993 2012 1993 2012
T. Rowe Price Tax-Efficient Funds, Inc. (corporation) T. Rowe Price Tax-Efficient Equity Fund (series) T. Rowe Price Tax-Efficient Equity Fund—I Class (class)	1997 2000 2017
T. Rowe Price Tax-Exempt Money Fund, Inc. (corporation) T. Rowe Price Tax-Exempt Money Fund (series) T. Rowe Price Tax-Exempt Money Fund—I Class(class)	1981 1981 2017
T. Rowe Price Tax-Free High Yield Fund, Inc. (corporation) T. Rowe Price Tax-Free High Yield Fund (series) T. Rowe Price Tax-Free High Yield Fund—Advisor Class (class) T. Rowe Price Tax-Free High Yield Fund—I Class (class)	1985 1985 2012 2016
T. Rowe Price Tax-Free Income Fund, Inc. (corporation) T. Rowe Price Tax-Free Income Fund (series) T. Rowe Price Tax-Free Income Fund—Advisor Class (class) T. Rowe Price Tax-Free Income Fund—I Class (class)	1976 1976 2002 2017
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (corporation) T. Rowe Price Tax-Free Short-Intermediate Fund (series) T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class (class) T. Rowe Price Tax-Free Short-Intermediate Fund—I Class (class)	1983 1983 2012 2016
T. Rowe Price Total Return Fund, Inc. (corporation) T. Rowe Price Total Return Fund (series) T. Rowe Price Total Return Fund—Advisor Class (class) T. Rowe Price Total Return Fund—I Class (class)	2016 2016 2016 2016
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (corporation) T. Rowe Price U.S. Bond Enhanced Index Fund (series)	2000 2000
T. Rowe Price U.S. Large-Cap Core Fund, Inc. (corporation) T. Rowe Price U.S. Large-Cap Core Fund (series) T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class (class)	2009 2009 2009

Maryland Corporations	Year of Inception
T. Rowe Price U.S. Large-Cap Core Fund—I Class (class)	2016
T. Rowe Price U.S. Treasury Funds, Inc. (corporation) U.S. Treasury Intermediate Fund (series) U.S. Treasury Intermediate Fund—I Class (class) U.S. Treasury Long-Term Fund (series) U.S. Treasury Long-Term Fund—I Class (class) U.S. Treasury Money Fund (series) U.S. Treasury Money Fund—I Class (class)	1989 1989 2017 1989 2017 1982 2017
T. Rowe Price Value Fund, Inc. (corporation) T. Rowe Price Value Fund (series) T. Rowe Price Value Fund—Advisor Class (class) T. Rowe Price Value Fund—I Class (class)	1994 1994 2000 2015

(a) Reflects the inception date of the Henderson High Yield Opportunities Fund. The U.S. High Yield Fund’s Investor Class incepted in 2017.

(b) Reflects the inception date of the corporation’s predecessor, a Massachusetts business trust. The predecessor was reorganized and redomiciled into a Maryland corporation on October 30, 2017.

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

California Tax-Free Bond Fund, California Tax-Free Money Fund, Georgia Tax-Free Bond Fund, Maryland Short-Term Tax-Free Bond Fund, Maryland Tax-Free Bond Fund, Maryland Tax-Free Money Fund, New Jersey Tax-Free Bond Fund, New York Tax-Free Bond Fund, New York Tax-Free Money Fund, and Virginia Tax-Free Bond Fund

On October 30, 2017, each fund was reorganized and redomiciled as series of a newly organized Maryland corporation, T. Rowe Price State Tax-Free Funds, Inc. Prior to that time, the California Tax-Free Bond and the California Tax-Free Money Funds were each organized as a sub-trust of T. Rowe Price California Tax-Free Income Trust, a Massachusetts business trust, and each of the Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, New York Tax-Free Money, and Virginia Tax-Free Bond Funds were each organized as a sub-trust of T. Rowe Price State Tax-Free Income Trust, a Massachusetts business trust.

Capital Appreciation Fund, Equity Income Fund, GNMA Fund, and New America Growth Fund

On October 30, 2017, each fund was reorganized and redomiciled into corresponding, newly organized Maryland corporations. Prior to that time, each fund was organized as a Massachusetts business trust.

Cash Reserves Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Summit Cash Reserves Fund to T. Rowe Price Cash Reserves Fund.

Dynamic Global Bond Fund

Effective May 1, 2017, the fund’s name was changed from T. Rowe Price Global Unconstrained Bond Fund to T. Rowe Price Dynamic Global Bond Fund.

Emerging Europe Fund

Effective March 1, 2012, the fund’s name was changed from T. Rowe Price Emerging Europe & Mediterranean Fund to the T. Rowe Price Emerging Europe Fund.

Emerging Markets Corporate Multi-Sector Account Portfolio

Effective July 1, 2013, the fund’s name was changed from the T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio to the T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio.

Equity Index 500 Fund

Effective January 30, 1998, the fund’s name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.

Global Growth Stock Fund and Global Growth Stock Fund—Advisor Class

Effective November 1, 2013, the funds’ names were changed from T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class to the T. Rowe Price Global Growth Stock Fund and the T. Rowe Price Global Growth Stock Fund—Advisor Class, respectively.

Global Multi-Sector Bond Fund and Global Multi-Sector Bond Fund—Advisor Class

Effective July 1, 2015, the funds’ names were changed from T. Rowe Price Strategic Income Fund and T. Rowe Price Strategic Income Fund—Advisor Class to the T. Rowe Price Global Multi-Sector Bond Fund and the T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class, respectively.

Government Money Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Prime Reserve Fund to the T. Rowe Price Government Money Fund.

Government Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Reserve Investment Fund to T. Rowe Price Government Reserve Fund.

Institutional Global Focused Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Equity Fund to the T. Rowe Price Institutional Global Focused Growth Equity Fund.

Institutional Global Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Large-Cap Equity Fund to the T. Rowe Price Institutional Global Growth Equity Fund.

Institutional International Concentrated Equity Fund

Effective November 1, 2014, the fund’s name was changed from T. Rowe Price Institutional Concentrated International Equity Fund to the T. Rowe Price Institutional International Concentrated Equity Fund.

Institutional International Growth Equity Fund

Effective June 1, 2010, the fund’s name was changed from T. Rowe Price Institutional Foreign Equity Fund to the T. Rowe Price Institutional International Growth Equity Fund.

International Value Equity Fund

Effective January 1, 2017, the fund’s name was changed from T. Rowe Price International Growth & Income Fund to the T. Rowe Price International Value Equity Fund.

Limited Duration Inflation Focused Bond Fund

Effective September 29, 2015, the fund’s name was changed from T. Rowe Price Inflation Focused Bond Fund to the T. Rowe Price Limited Duration Inflation Focused Bond Fund. Prior to July 7, 2010, the fund was named the T. Rowe Price Short-Term Income Fund.

Media & Telecommunications Fund

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion, the fund was known as New Age Media Fund, Inc.

QM U.S. Small-Cap Growth Equity Fund

Effective February 24, 2016, the fund’s name was changed from the T. Rowe Price Diversified Small-Cap Growth Fund to the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund.

Retirement Balanced Fund, Retirement Balanced Fund—Advisor Class, and Retirement Balanced Fund—R Class

Effective December 29, 2014, the funds’ names were changed from T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class to the T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, respectively.

Short-Term Fund

Effective October 1, 2016, the fund’s name was changed from T. Rowe Price Short-Term Reserve Fund to T. Rowe Price Short-Term Fund.

Short-Term Government Fund

Effective October 1, 2016, the fund’s name was changed from T. Rowe Price Short-Term Government Reserve Fund to T. Rowe Price Short-Term Government Fund.

Small-Cap Stock Fund

Effective May 1, 1997, the fund’s name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class

Effective February 24, 2016, the fund’s names were changed from Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund, Target Retirement 2005 Fund—Advisor Class, Target Retirement 2010 Fund—Advisor Class, Target Retirement 2015 Fund—Advisor Class, Target Retirement 2020 Fund—Advisor Class, Target Retirement 2025 Fund—Advisor Class, Target Retirement 2030 Fund—Advisor Class, Target Retirement 2035 Fund—Advisor Class, Target Retirement 2040 Fund—Advisor Class, Target Retirement 2045 Fund—Advisor Class, Target Retirement 2050 Fund—Advisor Class, Target Retirement 2055 Fund—Advisor Class, and Target Retirement 2060 Fund—Advisor Class to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class.

Treasury Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Government Reserve Investment Fund to T. Rowe Price Treasury Reserve Fund.

U.S. Bond Enhanced Index Fund

Effective May 6, 2011, the fund’s name was changed from T. Rowe Price U.S. Bond Index Fund to the T. Rowe Price U.S. Bond Enhanced Index Fund.

U.S. High Yield Fund

On May 22, 2017, all of the assets and liabilities of the Henderson High Yield Opportunities Fund were transferred to the U.S. High Yield Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (the “Reorganization”). As a result of the Reorganization, Henderson High Yield Opportunities Fund’s shareholders received shares of the U.S. High Yield Fund based on the value of their accounts on May 19, 2017. The U.S. High Yield Fund’s Advisor Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class A, and the U.S. High Yield Fund’s I Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class I. Shareholders who owned Class A or Class C shares of the Henderson High Yield Opportunities Fund received Advisor Class shares of the U.S. High Yield Fund, and shareholders who owned Class I or Class R6 shares of the Henderson High Yield Opportunities Fund received I Class shares of the U.S. High Yield Fund in the Reorganization.

PROXY VOTING POLICIES

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the Price Funds, as well as other managed funds and institutional and private counsel clients who have delegated such responsibility to T. Rowe Price.

Proxy administration

The T. Rowe Price Proxy Committee develops our firm’s positions on all major proxy voting issues, creates guidelines, and oversees the voting process. The Proxy Committee, comprised of portfolio managers, investment analysts, operations managers and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In establishing our proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by an outside proxy advisor, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio managers decide how to vote on the proxy proposals of companies held in their portfolios. Because portfolio managers may have differences of opinion on portfolio companies and their unique governance issues, the Price Funds may cast different votes at the same shareholder meeting. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained Glass, Lewis & Co. (“Glass Lewis”), an expert in the proxy voting and corporate governance area, to provide fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution and reporting for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, Glass Lewis maintains and implements a custom voting policy for the Price Funds and other client accounts.

Fiduciary considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client,

Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available through troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors

For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-Takeover, Capital Structure and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues

T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues

T. Rowe Price analyzes corporate responsibility issues on a case-by-case basis utilizing research from Glass Lewis, company filings and sustainability reports, research from other investors and non-governmental organizations, and our internal industry research analysts. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by Price Fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Index, Spectrum Funds, and Target Date Funds

Specific Conflict of Interest Situations

Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

Proxy Vote Disclosure

The Price Funds make broad disclosure of their proxy votes on troweprice.com and on the SEC’s Internet site at http://www.sec.gov. All funds, regardless of their fiscal years, must file with the SEC by August 31, their proxy voting records for the most recent 12-month period ended June 30.

FEDERAL REGISTRATION OF SHARES

The funds’ shares (except for the TRP Reserve Funds) are registered for sale under the 1933 Act. Registration of the funds’ shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody’s P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3  acceptable capacity for repayment of short-term promissory obligations.

S&P A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody’s The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2, or P-3.

S&P Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2, or A-3.

Fitch Fitch 1–Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2–Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody’s

Aaa–Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Aa–Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A–Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa–Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba–Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B–Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa–Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca–Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C–Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

S&P

AAA–This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA–Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A–Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB–Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D–In default.

Fitch

AAA–High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA–Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A–Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB–Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody’s VMIG-1/MIG-1 the best quality. VMIG-2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG-3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. SG adequate quality, but there is specific risk.

S & P SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Articles of Incorporation of Registrant, dated January 30, 2017

(a)(2) Form of Articles of Merger of the Registrant, on behalf of T. Rowe Price Equity Income Fund, Inc., dated October 30, 2017

(b) By-Laws of Registrant

(c) Inapplicable

(d) Investment Management Agreement between the Registrant, on behalf of T. Rowe Price Equity Income Fund and T. Rowe Price Associates, Inc., dated October 30, 2017

(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated February 6, 2017

(f) Inapplicable

(g) Custody Agreements

(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, and September 15, 2017

(g)(2) Global Custody Agreement between JPMorgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, December 10, 2013, February 4, 2014, July 17, 2014, December 22, 2014, July 31, 2015, February 26, 2016, April 21, 2016, July 15, 2016, July 26, 2016, May 1, 2017, July 28, 2017, and September 25, 2017

(h) Other Agreements

(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2017, as amended April 10, 2017, July 25, 2017, and October 30, 2017

(h)(2) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, and October 30, 2017

(h)(3) Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016,

April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, and July 17, 2017

(h)(4) Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, and October 30, 2017

(h)(5) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2017, as amended April 10, 2017, July 25, 2017, and October 30, 2017

(h)(6) I Class Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds listed on Exhibit A of the Agreement, dated July 27, 2015

(h)(7) Agreement and Plan of Reorganization for a Change of Domicile between the Registrant and the existing Massachusetts Business Trust, dated August 24, 2017

(i) Inapplicable

(j) Other Opinions

(j)(1) Consent of Independent Registered Public Accounting Firm

(j)(2) Opinion of Counsel

(j)(3) Power of Attorney

(j)(4) Certificate of Vice President pursuant to Rule 306 of Regulation S-T

(k) Inapplicable

(l) Inapplicable

(m)(1) Rule 12b-1 Plan for the T. Rowe Price Equity Income Fund—Advisor Class, dated October 30, 2017

(m)(2) Rule 12b-1 Plan for the T. Rowe Price Equity Income Fund—R Class, dated October 30, 2017

(m)(3) Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc.

(n) Rule 18f-3 Plan for the T. Rowe Price Equity Income Fund, T. Rowe Price Equity Income Fund—Advisor Class, T. Rowe Price Equity Income Fund—I Class, and T. Rowe Price Equity Income Fund—R Class, dated October 30, 2017

(p) Code of Ethics and Conduct, dated March 1, 2017

Item 29. Persons Controlled by or Under Common Control With Registrant

None

Item 30. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates as listed in Item 31 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“T. Rowe Price Group”) is an independent asset management firm that is committed to serving the needs of investors worldwide and owns 100% of the stock of T. Rowe Price Associates, Inc. T. Rowe Price Group is a Maryland corporation and was formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and sub-adviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International Ltd (“Price International”), a wholly owned subsidiary of Price Associates, was organized in 2000 as a United Kingdom limited company. In 2010, the company changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd. Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also authorized and regulated by the FCA, and licensed by the Kanto Local Finance Bureau, and the Financial Services Agency of Japan, among other global regulators. Price International sponsors and serves as adviser to foreign collective investment schemes and is, along with T. Rowe Price Hong Kong Limited and T. Rowe Price Singapore Private Ltd. (as defined later), responsible for marketing and client servicing for non-U.S. clients. Price International provides investment management services to registered investment companies and other institutional investors, and may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, and/or T. Rowe Price Singapore Private Ltd. Price International also acts as sponsor, investment manager, and primary distributor of collective investment schemes domiciled in Luxembourg and Australia. Price International is headquartered in London and has several branch offices around the world.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of non-US clients based in certain Asian countries, including Hong Kong and Taiwan. Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Hong Kong serves as a sub-adviser to registered investment companies and other commingled products for which Price International serves as adviser, and provides investment management services for other clients who seek to primarily invest in securities markets of the Asia-Pacific region (excluding Japan and Australia).

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of non-U.S. clients based in Singapore and certain other Asian countries. Price Singapore holds a Capital Markets Service License in Fund Management with the MAS and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Singapore may serve as a sub-adviser to registered investment companies, and may provide investment management services for institutional clients and certain commingled products for which Price International serves as adviser.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of Price International, was organized as a Swiss limited company in 2011. It is licensed by the Swiss Financial Market Supervisory Authority FINMA to distribute collective investment schemes. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor of interests in certain section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services’ Brokerage Division acts as an introducing broker-dealer for customers who want to buy and sell individual securities.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds and section 529 college savings plans, and also provides shareholder services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative and recordkeeping services to employee benefit plan clients.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. Under its charter, the Trust Company is not permitted to accept deposits or make commercial loans. The Trust Company serves as directed trustee and/or custodian for certain retirement plans and accounts, including Price Fund individual retirement accounts and certain pre-approved retirement plans offered through Trust Company affiliates. The Trust Company has established and maintains common trust funds (also known as collective investment funds) that are available to qualified and government retirement plans.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 and is an owner of investment interests in certain outside corporate entities.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988 and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. TRP Canada is also registered with the Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, Newfoundland and Labrador, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, the Autorite des Marches Financiers in Quebec, and the Office of the Superintendent of Securities in Prince Edward Island. TRP Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to Price Associates, Price International, Price Hong Kong, and/or Price Singapore.

T. Rowe Price Insurance Agency, Inc. was dissolved on December 31, 2016.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management SÀRL (“SÀRL”), a Luxembourg société à responsabilité limitée, organized on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). It is a wholly owned subsidiary of Price International. SÀRL acts as the management company of certain Luxembourg Funds, a UK fund and a Cayman fund, and is charged with the administration and management of the funds. SÀRL is registered with the Luxembourg Commercial Register and is regulated by the Commission de Surveillance du Secteur Financier. SÀRL outsources functions associated with such administration and management.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

Mark S. Bartlett, Director of T. Rowe Price Group. Prior to retiring in 2012, Mr. Bartlett started his career at Ernst & Young in 1972, earned the designation of certified public accountant, became a partner in 1985, and the Baltimore Office Managing Partner in June 1998. Mr. Bartlett also serves on the boards of directors of Rexnord Corporation, FTI Consulting and The Baltimore Life Insurance Company. Mr. Bartlett’s address is 1206 Scotts Knoll Court, Lutherville, Maryland 21093.

Mary K. Bush, Director of T. Rowe Price Group. Ms. Bush has served as president of Bush International, LLC, which advises U.S. corporations and foreign governments on international capital markets, strategic business, and economic matters, since 1991. She is also a senior managing director of Brock Capital Group, a corporate advisory and consulting firm. Ms. Bush serves on the boards of directors of Discover Financial Services, ManTech International Corporation, Marriott International, Inc., and Bloom Energy. Ms. Bush’s address is 3509 Woodbine Street, Chevy Chase, Maryland 20815.

H. Lawrence Culp, Director of T. Rowe Price Group. Mr. Culp was chief executive officer and president of Danaher Corporation from 2001 to 2014 and is now a senior advisor to the company. He serves as chair of the Board of Visitors and Governors for Washington College and as a member of the Board of Trustees of Wake Forest University. Mr. Culp recently joined the faculty of the Harvard Business School as a senior lecturer. Mr. Culp holds a Bachelor of Arts degree from Washington College and an M.B.A from Harvard Business School. Mr. Culp’s address is 863 Alvermar Ridge Drive, McLean, Virginia 22102.

Freeman A. Hrabowski, III, Director of T. Rowe Price Group. Mr. Hrabowski has served as President of the University of Maryland since 1992. He serves as a consultant to the National Science Foundation, the National Institutes of Health, the National Academies, and universities and school systems nationally. He also serves on the boards of the Alfred P. Sloan Foundation, France-Merrick Foundation, Marguerite Casey Foundation (Chair), The Urban Institute, the Maryland Business Roundtable for Education, McCormick & Company, and the Baltimore Equitable Society. Mr. Hrabowski’s address is 1000 Hilltop Circle, Baltimore, Maryland 21250.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. He also serves as Chairman of Yellow Media, Inc. and is a member of the board of directors of Wind Mobile, Right to Play and the Toronto Community Foundation. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, Ontario M5K 1N9.

Olympia J. Snowe, Director of T. Rowe Price Group. Ms. Snowe is chairman and chief executive officer of Olympia Snowe, LLC, a policy and communications consulting firm, and a senior fellow at the Bipartisan Policy Center, where she serves on its board of directors and cochairs its Commission on Political Reform. Ms. Snowe also served as Senator in the U.S. Senate from 1995 to 2013, and as a member of the U.S. House of Representatives from 1979 to 1995. Ms. Snowe serves on the boards of Aetna, Inc., Synchrony Financial, and Synchrony Bank. Ms. Snowe’s address is One Canal Plaza, Suite 501, Portland, Maine 04101.

Dwight S. Taylor, Director of T. Rowe Price Group. From 1998 to 2009, Mr. Taylor was president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Teach for America, The Y of Central Maryland and as a member of the Board of Trustees of Lincoln University. Mr. Taylor’s address is 22 Stone Gate Court, Pikesville, Maryland 21208.

Anne Marie Whittemore, Director of T. Rowe Price Group. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

Sandra S. Wijnberg, Director of T. Rowe Price Group, Inc. Ms. Wijnberg is an executive advisor of Aquiline Capital Partners LLC, a private equity investment firm specializing in the financial services sector. Ms. Wijnberg currently serves on the Board of Directors of Automatic Data Processing, Inc. and from 2003 to 2016 served on the Board of Directors of Tyco International PLC. She is also a director of Seeds of Peace, the Alliance for Young Artists & Writers, Spark MicroGrants, and the John Simon Guggenheim Memorial Foundation.

Alan D. Wilson, Director of T. Rowe Price Group. Mr. Wilson is currently executive chairman of McCormick & Company, Inc. He was chairman and chief executive officer of McCormick & Company, Inc. from 2008 - 2016. He serves on the boards of directors of the WestRock Company, the National Association of Manufacturers, and the Greater Baltimore Committee. Mr. Wilson also serves on the Board of Visitors of the University of Maryland, Baltimore County as well as the Advisory Council for the University of Tennessee’s Haslam College of Business. Mr. Wilson holds a Bachelor of Science degree from the University of Tennessee and received an honorary doctorate in science from the Maryland University of Integrative Health. Mr. Wilson’s address is 18 Loveton Circle, Sparks, Maryland 21152.

Independent Manager of T. Rowe Price (Luxembourg) Management SÀRL

Alfred Francois (Freddy) Brausch, Manager of T. Rowe Price (Luxembourg) Management SÀRL. Mr. Brausch was a managing partner of Linklaters LLP Luxembourg until April 2016. He serves as Vice Chairman and is a member of the Executive Committee of the Luxembourg Investment Fund Association (“ALFI”). Mr. Brausch also serves as a member of the Haut Comité Juridique de la Place Financière, and several advisory committees to the Luxembourg Financial Sector Supervisory Commission (“CSSF”). Mr. Brausch’s address is 35 Avenue John F. Kennedy, L-1855, Luxembourg.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds (Price Associates, Price Hong Kong, Price International, and Price Singapore):

Name	Company Name	Position Held With Company

Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
Oliver D. Bell	T. Rowe Price (Luxembourg) Management SÀRL	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Vice President

Name	Company Name	Position Held With Company

Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director Chairman of the Board Vice President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price Group, Inc.	Director Vice Chairman of the Board Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International Ltd	Director Chairman of the Board Chief Executive Officer President
	T. Rowe Price Investment Services, Inc.	Director Chairman of the Board Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director Chairman of the Board
	T. Rowe Price Services, Inc.	Director Chairman of the Board Vice President
	T. Rowe Price Trust Company	Director Chairman of the Board Chief Executive Officer President
Jeremy M. Fisher	T. Rowe Price (Luxembourg) Management SÀRL	Vice President Authorized Signer – Regulatory
	T. Rowe Price (Switzerland) GmbH	Director Managing Officer
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Chief Compliance Officer Vice President
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President
John R. Gilner	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
Robert C.T. Higginbotham	T. Rowe Price (Canada), Inc.	Director Chairman of the Board President
	T. Rowe Price (Luxembourg) Management SÀRL	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Director Vice President
Scott E. Keller	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Director Vice President

Name	Company Name	Position Held With Company
Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer Vice President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	T. Rowe Price (Luxembourg) Management SÀRL	Authorized Signer – Accounts
	TRP Colorado Springs, LLC	President
	TRP Office Florida, LLC	President

	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President

TRPH Corporation	Director President
Christine M. Morgan	T. Rowe Price (Canada), Inc.	Director Vice President
	T. Rowe Price (Luxembourg) Management SÀRL	Director Vice President Authorized Signer
	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President

Name	Company Name	Position Held With Company

David Oestreicher	T. Rowe Price (Canada), Inc.	Vice President Secretary

	T. Rowe Price (Luxembourg) Management SÀRL	Director Vice President Authorized Signer
	T. Rowe Price Advisory Services, Inc.	Director Secretary

	T. Rowe Price Associates, Inc.	Vice President Secretary
	T. Rowe Price Group, Inc.	Chief Legal Officer Vice President Secretary

	T. Rowe Price Hong Kong Limited	Vice President

	T. Rowe Price Insurance Agency, Inc.	Director Vice President Secretary
	T. Rowe Price International Ltd	Vice President Secretary
	T. Rowe Price Investment Services, Inc.	Director Vice President Secretary
	T. Rowe Price Retirement Plan Services, Inc.	Director Vice President Secretary
	T. Rowe Price Services, Inc.	Director Vice President Secretary

	T. Rowe Price Singapore Private Ltd.	Vice President

T. Rowe Price Trust Company	Director Vice President Secretary

TRP Colorado Springs, LLC	Secretary
TRP Office Florida, LLC	Secretary

TRP Suburban, Inc.	Secretary
TRP Suburban Second, Inc.	Secretary
TRPH Corporation	Director Vice President Secretary

Brian C. Rogers	T. Rowe Price Group, Inc.	Director

William J. Stromberg	T. Rowe Price Associates, Inc.	Director Chairman of the Board President
	T. Rowe Price Group, Inc.	Director Chief Executive Officer President

T. Rowe Price International Ltd	Vice President
Christine Po Kwan To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President
Keswaralingam Visuvalingam	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer

T. Rowe Price Singapore Private Ltd.	Director Chief Executive Officer Vice President

Name	Company Name	Position Held With Company
Paul W. Wojcik	T. Rowe Price (Luxembourg) Management SÀRL	Director
	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Group, Inc.	Chief Risk Officer Vice President

	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
T. Rowe Price Singapore Private Ltd.	Vice President
T. Rowe Price Trust Company	Vice President
Ernest C. Yeung	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer

Certain directors and officers of T. Rowe Price Group and T. Rowe Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Item 32. Principal Underwriters

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the mutual funds sponsored and managed by T. Rowe Price Associates, Inc., including the following investment companies:

T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price California Tax-Free Income Trust
T. Rowe Price Capital Appreciation Fund

T. Rowe Price Capital Appreciation & Income Fund, Inc.

T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Credit Opportunities Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Floating Rate Fund, Inc.
T. Rowe Price Global Allocation Fund, Inc.
T. Rowe Price Global Multi-Sector Bond Fund, Inc.
T. Rowe Price Global Real Estate Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund
T. Rowe Price Government Money Fund, Inc.
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price Multi-Sector Account Portfolios, Inc.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

T. Rowe Price New America Growth Fund
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Quantitative Management Funds, Inc.
T. Rowe Price Real Assets Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Income Trust
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price Total Return Fund, Inc.
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
T. Rowe Price U.S. Large-Cap Core Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.

T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Edward C. Bernard	Chairman of the Board, Director, and Vice President	Chairman of the Board
Scott B. David	Director and President	None
Timothy S. Dignan	Treasurer and Vice President	None
Stephanie P. Mumford	Chief Compliance Officer and Vice President	None

Susanne P. Voelker	Controller and Vice President	None

David Oestreicher	Director, Vice President, and Secretary	Vice President
Constante R. Abaya	Vice President	None
Brent A. Andersen	Vice President	None
Cheryl L. Armitage	Vice President	None
Andrew Astley	Vice President	None
Christopher P. Augelli	Vice President	None
Andrew L. Baird	Vice President	None
Steven J. Banks	Vice President	None
Antonio Bass	Vice President	None
Thomas E. Bauer	Vice President	None
Katherine Keene Becker	Vice President	None
Cheri M. Belski	Vice President	None
Sukhvinder K. Bhogal	Vice President	None
Bryan K. Blackmon	Vice President	None
Thomas J. Bonner	Vice President	None
Matthew W. Boren	Vice President	None
Darrell N. Braman	Vice President	Vice President and Secretary
Jaime M. Branstetter	Vice President	None
Anne Whitescarver Brown	Vice President	None
Martin P. Brown	Vice President	None
Barbara J. Burdett	Vice President	None
Sheila P. Callahan	Vice President	None
Christopher E. Carpenter	Vice President	None
Cameron H. Carty	Vice President	None
Danielle M. Chaisson	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Laura H. Chasney	Vice President	None
Jerome A. Clark	Vice President	None
Basil Clarke	Vice President	None
Kathleen M. Coates	Vice President	None
Adam Cohen	Vice President	None
Roberta V. Cordova	Vice President	None
Anne M. Coveney	Vice President	None
Mark Cover	Vice President	None
Robert A. Craft	Vice President	None
J. Lawrence Cronin, Jr.	Vice President	None
Keith M. Crouse	Vice President	None
Joseph A. Crumbling	Vice President	None
Valerie A. D’Agostino	Vice President	None
Martha Brock Daniel	Vice President	None
Michael Davis	Vice President	None
Terrence L. Davis	Vice President	None
Benjamin P. DeFelice	Vice President	None
Patrick M. Delaney	Vice President	None
Peter A. DeLibro	Vice President	None
Lauren D. DeLuca	Vice President	None
Sanjeev K. Dev	Vice President	None
David E. Donahoo	Vice President	None
Jean M. Dunn	Vice President	None
Heather C. Dzielak	Vice President	None
David J. Eikenberg	Vice President	None

John Eiler	Vice President	None

Dennis J. Elliott	Vice President	None

Rebecca A. English	Vice President	None

James P. Erceg	Vice President	None
John H. Escario	Vice President	None
Wayne C. Ewan	Vice President	None
Christopher D. Ferrara	Vice President	None

Lauren Brooke Ferrara	Vice President	None

David Jonathan Fineman	Vice President	None
Derek W. Fisher	Vice President	None
Mary L. Fletcher	Vice President	None
Andrew Fluet	Vice President	None
Abraham Fu	Vice President	None

Victoria Fung	Vice President	None

Christopher M. Gaeng	Vice President	None
Thomas A. Gannon	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Romi D. Garvey	Vice President	None
Michele J. Giangrande	Vice President	None
John R. Gilner	Vice President	Chief Compliance Officer
Andrew C. Goeller	Vice President	None
Jason L. Gounaris	Vice President	None
Leah B. Greenstein	Vice President	None
Seth Gusman	Vice President	None
Noel Hainsselin	Vice President	None
John Halaby	Vice President	None
Philip E. Hauser	Vice President	None
Jeffrey J. Hill	Vice President	None
Todd Hiller	Vice President	None
Jason P. Horenci	Vice President	None
Christopher J. Hufman	Vice President	None
Karen J. Igler	Vice President	None
Robert C. Ihle	Vice President	None
Daniel M. Jarrett	Vice President	None
Audra M. Jones	Vice President	None

Anjanette Kallas	Vice President	None

Heidi C. Kaney	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
David M. Kittredge	Vice President	None
Matthew Ko	Vice President	None
Jeffrey A. Krawczak	Vice President	None
Michael K. Krawczyk	Vice President	None
Michael J. Kubik	Vice President	None
Douglas C. Lambert	Vice President	None
Steven A. Larson	Vice President	None
Lorie Latham	Vice President	None
Christy H. Lausch	Vice President	None
Jonathan N. Lepore	Vice President	None
Keith W. Lewis	Vice President	None
Benjamin M. Livingston	Vice President	None
William J. Luecking	Vice President	None
Sean M. Lynch	Vice President	None
Benjamin W. Lythgoe	Vice President	None
Christopher B. Macon	Vice President	None
Edward M. Martin	Vice President	None
Vinnett M. Mason	Vice President	None
Karan McClimans	Vice President	None
Michael A. McKenna	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Carey J. McKenzie	Vice President	None

Elizabeth M. Mealey	Vice President	None

Eric Milano	Vice President	None
Sebastian J. Mitchell	Vice President	None
Daniella Moiseyev-Cunniffe	Vice President	None
Gwendolyn Moody	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
James P. Murphy, Jr.	Vice President	None
T. Michael Murphy	Vice President	None
Paul Musante	Vice President	None
Susan L. Nakai	Vice President	None
Robert H. Nicholson	Vice President	None
Kevin M. O’Brien	Vice President	None
Olutokunbo A. Ojo-Ade	Vice President	None

Michael J. Park	Vice President	None
Wayne Park	Vice President	None
Glenn A. Pendleton	Vice President	None
John E. Pflieger	Vice President	None
Gregory L. Phillips	Vice President	None
Samantha J. Pilon	Vice President	None

Rudy Pimentel	Vice President	None

Matthew Pisanelli	Vice President	None
Victor M. Pita	Vice President	None

Andrew Pizza	Vice President	None

Fran M. Pollack-Matz	Vice President	None
Brian R. Poole	Vice President	None
Jacob V. Pruitt	Vice President	None
Seamus A. Ray	Vice President	None
Margaret H. Raymond	Vice President	None
Jennifer L. Richardson	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
Mary H. Roosevelt Long	Vice President	None

Brett Round	Vice President	None

Mark B. Ruhe	Vice President	None
Megan Keyser Rumney	Vice President	None
Kevin C. Savage	Vice President	None
Dorothy C. Sawyer	Vice President	None
Michael R. Saylor	Vice President	None
Jason M. Scarborough	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant

Joshua Scher	Vice President	None
Richard Schultz	Vice President	None

Deborah D. Seidel	Vice President	Vice President
Robert A. Seidel	Vice President	None
Rania B. Selfani	Vice President	None
Brandon Shea	Vice President	None
Erin C. Sheehan	Vice President	None
Karen M. Sheehan	Vice President	None
Nicholas A. Sheppard	Vice President	None
Scott L. Sherman	Vice President	None
John E. Shetterly	Vice President	None
Ren Ruan Shi	Vice President	None
Jae M. Shin	Vice President	None
Sheila Simmons Schubarth	Vice President	None
Carole Hofmeister Smith	Vice President	None
Danielle Nicholson Smith	Vice President	None
Ian M. Smith	Vice President	None
Andrew W. Snyder	Vice President	None
Mark Sobolak	Vice President	None
Craig J. St. Thomas	Vice President	None
Sandra L. Stinson	Vice President	None
Christopher J. Theall	Vice President	None
John M. Townsend	Vice President	None

Alan P. Valenca	Vice President	None
Todd R. Valles	Vice President	None

Tyler VanZandt	Vice President	None

Adam J. Varga	Vice President	None
Stephen B. Vaughan	Vice President	None
Bryan W. Venable	Vice President	None
Eric P. Wagner	Vice President	None

Jacob Walker	Vice President	None
John H. Wallick	Vice President	None
William R. Weker, Jr.	Vice President	None
Paula A. Wendt	Vice President	None
Mark P. Whiskeyman	Vice President	None
Mary E. Whiteman	Vice President	None
Natalie C. Widdowson	Vice President	None
Jonathan Wilkinson	Vice President	None
Barrett Wragg	Vice President	None
Lea B. Wray	Vice President	None
John Mitchell (Mitch) Wurzer	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Paul A. Zettl	Vice President	None
Kelly L. Zimmerman	Vice President	None
James Zurad	Vice President	None

Kimberly S. Abramshe	Assistant Vice President	None
Daniel Michael Alderman	Assistant Vice President	None

Kristen L. Alliger	Assistant Vice President	None

Lorraine J. Andrews	Assistant Vice President	None
Ashish L. Arora	Assistant Vice President	None
Brendan C. Asaff	Assistant Vice President	None
Chad L. Baker	Assistant Vice President	None

Jason L. Bandel	Assistant Vice President	None

Ryan N. Barker	Assistant Vice President	None

Andrew A. Beliveau	Assistant Vice President	None
Matthew J. Bender	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Robert R. Biden	Assistant Vice President	None

Michael A. Bitzelberger	Assistant Vice President	None

Chase B. Bower	Assistant Vice President	None
Brennan C. Brammer	Assistant Vice President	None
Christopher D. Browne	Assistant Vice President	None
Michael T. Buberl	Assistant Vice President	None
Heather C. Buchanan	Assistant Vice President	None
Gregory J. Burkavage	Assistant Vice President	None
Nicole J. Burroughs	Assistant Vice President	None
Jason N. Butler	Assistant Vice President	None
Casey S. Cartun	Assistant Vice President	None
Kathleen N. Carullo	Assistant Vice President	None
Thomas F. Casperite	Assistant Vice President	None
Cynthia M. Ciangio	Assistant Vice President	None
Kevin S. Clapper	Assistant Vice President	None
Frank J. Clarkson	Assistant Vice President	None
Victor Coward	Assistant Vice President	None
Jonathan J. Crooks	Assistant Vice President	None
Lawrence C. D’Alessandra	Assistant Vice President	None
Susan M. D’Angelo	Assistant Vice President	None
David B. Daniel	Assistant Vice President	None
Heather R. Demsky	Assistant Vice President	None
Daniel S. Dier	Assistant Vice President	None
Ashley Echols	Assistant Vice President	None
Keith Darren Matthew Falcao	Assistant Vice President	None
Jeffrey S. Fedan	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Robin Feil	Assistant Vice President	None
Tara L. Finney	Assistant Vice President	None
Brooks J. Fisher	Assistant Vice President	None
Donald T. Fisher	Assistant Vice President	None
Laura Toner Fitzpatrick	Assistant Vice President	None
Ginny Lee Foran	Assistant Vice President	None
Daniel J. Funk	Assistant Vice President	None

April D. Gelwicks	Assistant Vice President	None
Avery Gordon Gerald	Assistant Vice President	None
Tyler M. Ghingher	Assistant Vice President	None
David M. Gonzalez	Assistant Vice President	None
Christine A. Gorham	Assistant Vice President	None
Jason E. Hammond	Assistant Vice President	None
James C. Hebert	Assistant Vice President	None
Kristina Cowden Hoard	Assistant Vice President	None
Sara Hodges Ismart	Assistant Vice President	None
Lloyd Brendan James	Assistant Vice President	None
Victoria Y. Kagler	Assistant Vice President	None
Christopher Keelan	Assistant Vice President	None
Patrick A. Kelly	Assistant Vice President	None

Paul M. Lichtinger	Assistant Vice President	None
MariaCarla Lurz	Assistant Vice President	None
Amanda E. Malone Klink	Assistant Vice President	None
Patrick R. Maloney	Assistant Vice President	None
Taylor L.B. Mayo	Assistant Vice President	None
Shawn P. McConnon	Assistant Vice President	None
Robert P. McDavid	Assistant Vice President	None
Michael McDonnell	Assistant Vice President	None
Erica M. McGinnes	Assistant Vice President	None
Keith McGurrin	Assistant Vice President	None
Gregory Moro	Assistant Vice President	None
James V. Morrow	Assistant Vice President	None
Lauren M. Neilsen	Assistant Vice President	None
Erik Nelson	Assistant Vice President	None
William Nicholas Nolan	Assistant Vice President	None
David V. Norris	Assistant Vice President	None
Michael J. Norton	Assistant Vice President	None
Kelly M. Nowlan	Assistant Vice President	None
Michael S. Olshefski	Assistant Vice President	None
Michael D. Oroszi	Assistant Vice President	None

Paul J. Pfeiffer	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Lori Pleasant	Assistant Vice President	None
Anthony D. Polichemi	Assistant Vice President	None
Matthew T. Pope	Assistant Vice President	None
Jennifer J. Pyne	Assistant Vice President	None
John K. Ramirez	Assistant Vice President	None
Daniel Rauenzahn	Assistant Vice President	None
David Ray	Assistant Vice President	None
Caitlin Reilly	Assistant Vice President	None
Sean P. Rentch	Assistant Vice President	None
Erik C. Ronne	Assistant Vice President	None
Dorian M. Royal	Assistant Vice President	None
Laura L. Russell	Assistant Vice President	None

Melissa J. Sacks	Assistant Vice President	None
Keon Franklin Scott	Assistant Vice President	None
Heather L.H. Seabeck	Assistant Vice President	None
Shurid Sen	Assistant Vice President	None
Daniel T. Shively	Assistant Vice President	None
Garrett S. Siperko	Assistant Vice President	None
Robert A. Skaare II	Assistant Vice President	None
Cory B. Stearman	Assistant Vice President	None
Jennifer L. Suess	Assistant Vice President	None
Ali Tajdar	Assistant Vice President	None
Jill M. Talbott	Assistant Vice President	None
Nathan G. Tawes	Assistant Vice President	None
Nathan A. Taylor	Assistant Vice President	None

Christopher N. Thuku	Assistant Vice President	None
David S. Tondreault	Assistant Vice President	None
Jaclyn S. Tondreault	Assistant Vice President	None
Ryan Uhle	Assistant Vice President	None
William Maitland Walton	Assistant Vice President	None
Timothy M. White	Assistant Vice President	None
Nicole S. Whitman	Assistant Vice President	None
Amy E. Williams	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Jennifer A. Woodhouse	Assistant Vice President	None
Joseph Zimmerman	Assistant Vice President	None
Virginia G. Connolly	Assistant Secretary	None
Joan E. Flister	Assistant Secretary	None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202 and 1735 Market Street, Philadelphia, Pennsylvania 19103. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company’s Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant’s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 34. Management Services

Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 35. Undertakings

(a) Not applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this October 23, 2017.

 T. ROWE PRICE EQUITY INCOME FUND

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	October 23, 2017

Edward C. Bernard	(Chief Executive Officer)

/s/Catherine D. Mathews	Treasurer	October 23, 2017

Catherine D. Mathews	(Chief Financial Officer)
and Vice President

*

Anthony W. Deering	Trustee	October 23, 2017

*

Bruce W. Duncan	Trustee	October 23, 2017

*

Robert J. Gerrard, Jr.	Trustee	October 23, 2017

*

Paul F. McBride	Trustee	October 23, 2017

*

Cecilia E. Rouse	Trustee	October 23, 2017

*

John G. Schreiber	Trustee	October 23, 2017

/s/Robert W. Sharps	Trustee	October 23, 2017
Robert W. Sharps

*

Mark. R. Tercek	Trustee	October 23, 2017

*/s/David Oestreicher	Vice President and	October 23, 2017

David Oestreicher	Attorney-In-Fact